FRANK RUSSELL INVESTMENT COMPANY

RUSSELL FUNDS

2002 Annual Report

CLASS C, E, AND S SHARES

DIVERSIFIED EQUITY FUND

SPECIAL GROWTH FUND

EQUITY INCOME FUND

QUANTITATIVE EQUITY FUND

INTERNATIONAL SECURITIES FUND

EMERGING MARKETS FUND

REAL ESTATE SECURITIES FUND

SHORT TERM BOND FUND

DIVERSIFIED BOND FUND

MULTI STRATEGY BOND FUND

TAX EXEMPT BOND FUND TAX - MANAGED LARGE CAP FUND

TAX - MANAGED MID & SMALL CAP FUND

[Formerly Tax - Managed Small Cap Fund]

CLASS C, E, I, AND S SHARES

SELECT GROWTH FUND

SELECT VALUE FUND

OCTOBER 31, 2002

RUSSELL FUNDS

2002 ANNUAL REPORT

FRANK RUSSELL INVESTMENT COMPANY

                                                                  [LOGO] Russell

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 31 different investment portfolios. These financial statements report on fifteen Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell
Investment Management Company.

                        Frank Russell Investment Company

                                  Russell Funds

                                  Annual Report

                                October 31, 2002

                               Table of Contents                           Page
  Letter to Our Clients ..................................................    3
  Diversified Equity Fund ................................................    4
  Special Growth Fund ....................................................   14
  Equity Income Fund .....................................................   26
  Quantitative Equity Fund ...............................................   34
  International Securities Fund ..........................................   42
  Emerging Markets Fund ..................................................   58
  Real Estate Securities Fund ............................................   68
  Short Term Bond Fund ...................................................   72
  Diversified Bond Fund ..................................................   82
  Multistrategy Bond Fund ................................................   98
  Tax Exempt Bond Fund ...................................................  114
  Tax-Managed Large Cap Fund .............................................  126
  Tax-Managed Mid & Small Cap Fund .......................................  132
  Select Growth Fund .....................................................  140
  Select Value Fund ......................................................  146
  Statement of Assets and Liabilities ....................................  152
  Statement of Operations ................................................  160
  Statement of Changes in Net Assets .....................................  164
  Financial Highlights ...................................................  170
  Notes to Statement of Net Assets .......................................  183
  Notes to Financial Statements ..........................................  184
  Report of Independent Accountants ......................................  204
  Tax Information ........................................................  205
  Disclosure of Information about Fund Directors .........................  206
  Matter Submitted to a Vote of Shareholders .............................  209
  Manager, Money Managers and Service Providers ..........................  215

Frank Russell Investment Company - Russell Funds
Copyright (C) Frank Russell Company 2002. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% Semiannual return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

To Our Clients

As we present Frank Russell Investment Company's 2002 Annual Report, we would like to thank you for choosing to put your confidence in Russell's MULTI ASSET, MULTI STYLE, MULTI MANAGER(TM) investment solution.

This annual report is being delivered against the backdrop of continued, uncertain markets. As the third year of a bear market passes we would like to take a moment to reflect on our investment process and how it has performed in this volatile environment.

Overall, Russell's focus on diversity and risk management has been accomplished through the use of multiple asset classes, where applicable, and multiple style differentiated money managers. This process ensures that investors are participating in a broad range of asset classes and investment styles. For example, certain segments of the equity market were strong performers, such as value relative to growth and international relative to domestic. As Russell investors, your broad asset allocation was supported by money manager diversification.

As we move into 2003, we remain committed to our strategically diversified investment philosophy based on world class independent manager research. As global leaders in multi-manager investing, we continue to have a worldwide network of manager research analysts conducting ongoing reviews of the managers in your portfolios, ensuring the most appropriate managers and strategies are employed.

You have put your financial security in our hands and we take that responsibility very seriously. Thank you for your continued confidence and investment with Frank Russell Investment Company. We look forward to 2003 and will continue to earn your support.

Warm Regards,


/s/ Len Brennan
Len Brennan

President and Chief Executive Officer

Diversified Equity Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
Objective: To provide income and capital growth by investing principally in equity securities.

Invests in: Primarily US equity securities.

Strategy: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of eleven managers with three separate and distinct investment styles.

                                    [GRAPH]

Diversified Equity Fund - Class S                      Diversified Equity Fund - Class C++++
---------------------------------------------          ---------------------------------------------
   Periods Ended      Growth of       Total               Periods Ended     Growth of       Total
     10/31/02          $10,000       Return                 10/31/02         $10,000        Return
-----------------   -----------   -----------          -----------------   -----------   -----------
1 Year               $  8,598     (14.02)%             1 Year               $  8,515     (14.85)%
5 Years              $  9,226      (1.60)%(S)          5 Years              $  8,847      (2.42)%(S)
10 Years             $ 22,623       8.50 %(S)          10 Years             $ 21,624       8.01 %(S)

Diversified Equity Fund - Class E++                    Russell 1000(R) Index
   Periods Ended      Growth of  Total                 ---------------------------------------------
---------------------------------------------             Periods Ended     Growth of        Total
     10/31/02         $10,000        Return                 10/31/02         $10,000        Return
-----------------   -----------   -----------          -----------------   -----------   -----------
1 Year               $  8,578     (14.22)%             1 Year               $  8,540     (14.60)%
5 Years              $  9,092      (1.89)%(S)          5 Years              $ 10,356       0.70 %(S)
10 Years             $ 22,223       8.31 %(S)          10 Years             $ 25,445       9.79 %(S)

Performance Review
For the year ended October 31, 2002, the Diversified Equity Fund Class S, Class E and Class C shares lost 14.02%, 14.22% and 14.85%, respectively. This compared to a loss of 14.60% for the Fund's benchmark, the Russell 1000(R) Index.

Market and Portfolio Highlights
Broad US equity markets experienced a short rally in November and December of 2001; however, by the end of the first calendar quarter of 2002 and throughout most of the remaining fiscal year, a trend of market losses had returned. Corporate accounting and earnings remained under scrutiny as the economy gave mixed signals, such as healthy consumer spending and low interest rates, which contrasted with negative factors such as rising unemployment, and a depressed manufacturing sector.

During the past twelve months, the market environment was difficult for active managers. However, managers who were defensively positioned through exposure to stocks of undervalued, anti-cyclical companies with histories of predictable earnings and low debt levels generally outperformed those managers favoring companies with positive forward-looking earnings growth. The Fund's investment approach was likewise not fully rewarded since it tended to favor companies with strong growth potential.

Fund performance was negatively impacted by its exposure to companies whose management and accounting practices were questioned. Tyco International Ltd. and WorldCom, both troubled companies, detracted from the Fund's results. During the period the Fund's managers avoided, or had only minimal exposure to, most of the other ailing companies such as SBC Communications

4 Diversified Equity Fund

Diversified Equity Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
Inc., McDonald's Corp., and Verizon Communications Inc. While the pharmaceutical sector as a whole had negative returns, the Fund's overweight was a positive contributor due to stock selection. The Fund also benefited from its managers' overweight holdings in companies that the market favored in the latter half of 2002 such as Procter & Gamble, which rose in July on news of an accelerated corporate buy-back program, and Bank of America, which announced efficiency streamlining measures.

Value stocks held firmer than growth issues for most of the fiscal period, but in the last four months growth stocks staged a return. The preference for value created a difficult environment for the Fund's growth managers, especially Turner Investment Partners, which favors accelerating earnings growth companies. However, Turner's lower benchmark-relative returns were in line with expectations as it was positioned for a more rapid market recovery, consistent with its investment approach. Marsico, a growth manager, overcame the unfavorable growth environment and performed well by underweighting the lagging technology sector in favor of consumer discretionary and defense holdings.

The Fund's value managers all had respectable market-relative returns, with MFS leading, followed by Barclays and Alliance/ Bernstein. These managers benefited by not investing in growth stocks that had fallen into the value category and by generally avoiding companies that sustained large losses during the period. The custom-designed defensive investment strategy used by Westpeak lived up to expectations by outperforming both the benchmark and the Fund's other managers during the fiscal year. Jacobs Levy steadied returns with rewarded stock selection, while Suffolk and Peachtree lagged since they were positioned for a speedier recovery.

During most of the fiscal year, the portfolio maintained an approximate 2% underweight to the declining technology sector, boosting Fund returns during the period. Most managers found this sector unappealing because of its high valuations relative to future growth prospects. Yet, by October 2002, some of the Fund's more aggressive managers, such as Suffolk and Peachtree, began to overweight the sector in anticipation of a recovery. The Fund's aggregate holdings tended to favor the consumer discretionary, materials & processing, and producer durables sectors, while avoiding integrated oils and utilities. These over- and underweight positions contributed to performance during the period.

One change was made to the manager line-up during the fiscal period. Alliance Capital was replaced with Montag & Caldwell in October 2002. This change more fully diversifies the growth allocation of the Fund.

Top Ten Equity Holdings
(as a percent of Total Investments)            October 31, 2002

Pfizer, Inc.                                         2.7%
Citigroup, Inc.                                      2.7
Microsoft Corp.                                      2.5
Exxon Mobil Corp.                                    1.9
Procter & Gamble Co.                                 1.8
Wal-Mart Stores, Inc.                                1.8
Viacom, Inc. Class B                                 1.5
Johnson & Johnson                                    1.4
American International Group                         1.3
General Electric Co.                                 1.3


Portfolio Characteristics
                                                    October 31, 2002

Current P/E Ratio                                          20.0x
Portfolio Price/Book Ratio                                 2.67x
Market Capitalization - $-Weighted Average             65.84 Bil
Number of Holdings                                           651


Money Managers                                     Styles

Alliance Capital Management, LP - Bernstein
   Investment Research & Management Unit            Value
Barclays Global Fund Advisors                       Value
Jacobs Levy Equity Management, Inc.                 Market-Oriented
MFS Institutional Advisors, Inc.                    Value
Marsico Capital Management, LLC                     Growth
Montag & Caldwell, Inc.                             Growth
Peachtree Asset Management                          Market-Oriented
Strong Capital Management, Inc.                     Growth
Suffolk Capital Management, Inc.                    Market-Oriented
Turner Investment Partners, Inc.                    Growth
Westpeak Global Advisors, LP                        Market-Oriented

                            ------------------------

*      Diversified Equity Fund Class S assumes initial investment on November 1,
       1992.

** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Diversified Equity Fund Class S performance has been linked with Class E to provide historical perspective. For the period May 27, 1997 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Diversified Equity Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                       Diversified Equity Fund 5

Diversified Equity Fund

Statement of Net Assets--October 31, 2002

                                                                    Market
                                                   Number           Value
                                                     of             (000)
                                                   Shares             $
----------------------------------------------------------------------------
Common Stocks - 94.2%
Auto and Transportation - 2.1%
American Axle & Manufacturing
   Holdings, Inc. (AE)                                5,690             135
AMR Corp. (AE)                                        1,000               5
ArvinMeritor, Inc.                                    6,904             105
Autoliv, Inc.                                        35,300             685
Burlington Northern Santa Fe Corp.                   50,270           1,293
Canadian National Railway Co.                        20,400             870
Cooper Tire & Rubber Co.                             13,980             182
CSX Corp.                                             9,650             266
Dana Corp.                                          121,300           1,213
Delphi Corp.                                         93,940             654
FedEx Corp.                                          72,720           3,868
Ford Motor Co.                                       65,085             551
General Motors Corp.                                 54,392           1,809
Gentex Corp. (AE)                                     3,000              88
Genuine Parts Co.                                     9,910             293
Goodyear Tire & Rubber Co. (The)                     37,400             266
Harley-Davidson, Inc.                                82,818           4,331
JB Hunt Transport Services, Inc. (AE)                 4,200             116
JetBlue Airways Corp. (AE)                              280              11
Lear Corp. (AE)                                       7,870             288
Norfolk Southern Corp.                               26,000             525
Paccar, Inc.                                          9,170             405
Skywest, Inc.                                         3,390              51
Southwest Airlines Co.                               40,745             595
TRW, Inc.                                             2,690             143
Union Pacific Corp.                                  19,840           1,172
United Parcel Service, Inc. Class B                  21,100           1,266
Visteon Corp.                                        15,900             105
                                                                 ----------
                                                                     21,291
                                                                 ----------

Consumer Discretionary - 18.3%
Abercrombie & Fitch Co. Class A (AE)                 91,000           1,622
Advance Auto Parts (AE)                              12,000             643
Amazon.com, Inc. (AE)                                23,000             445
AOL Time Warner, Inc. (AE)                          321,880           4,748
Apollo Group, Inc. Class A (AE)                      44,800           1,859
Autonation, Inc. (AE)                                25,800             274
Autozone, Inc. (AE)                                  15,000           1,287
Avon Products, Inc.                                  18,000             873
Banta Corp.                                           2,310              71
Bed Bath & Beyond, Inc. (AE)                         77,774           2,758
Belo Corp. Class A                                   50,900           1,176
Black & Decker Corp.                                 44,330           2,073
Blyth, Inc.                                           5,980             169
Bob Evans Farms                                       1,600              40
Brinker International, Inc. (AE)                     67,700           1,922
Callaway Golf Co.                                     9,500             116
Career Education Corp. (AE)                          13,660             548
Carnival Corp.                                      117,700           3,074
CBRL Group, Inc.                                      2,800              66
CEC Entertainment, Inc. (AE)                            880              24
Cendant Corp. (AE)                                   18,400             212
Charming Shoppes (AE)                                 9,000              41
Cheesecake Factory (The) (AE)                        12,000             407
Chico's FAS, Inc. (AE)                               53,400           1,031
Claire's Stores, Inc.                                 5,100             131
Clear Channel Communications, Inc. (AE)             140,988           5,224
Clorox Co.                                           24,050           1,081
Coach, Inc. (AE)                                     12,600             375
Colgate-Palmolive Co.                               114,069           6,272
Corinthian Colleges, Inc. (AE)                       14,200             539
Costco Wholesale Corp. (AE)                          45,000           1,527
Darden Restaurants, Inc.                             21,660             411
Dillard's, Inc. Class A                              14,600             241
Dollar General Corp.                                  4,200              59
DoubleClick, Inc. (AE)                                5,730              40
Eastman Kodak Co.                                    35,620           1,174
eBay, Inc. (AE)                                      52,266           3,306
EchoStar Communications Corp.
   Class A (AE)                                       2,230              45
Electronic Arts, Inc. (AE)                           85,052           5,539
Estee Lauder Cos., Inc. (The) Class A                15,700             457
Expedia, Inc. Class A (AE)                              320              22
Family Dollar Stores                                  1,680              52
Fastenal Co.                                         14,000             475
Federated Department Stores (AE)                     81,373           2,498
Fortune Brands, Inc.                                 25,890           1,296
Four Seasons Hotels, Inc.                            50,601           1,662
Gannett Co., Inc.                                    64,260           4,879
Gemstar-TV Guide International, Inc. (AE)             3,080              11
Gillette Co. (The)                                  138,690           4,144
GTECH Holdings Corp. (AE)                             4,170             108
Harrah's Entertainment, Inc. (AE)                     6,130             257
Hearst-Argyle Television, Inc. (AE)                     910              23
Hilton Hotels Corp.                                  14,000             172
Hollywood Entertainment Corp. (AE)                    6,100             120
Home Depot, Inc.                                     93,080           2,688
International Game Technology (AE)                   23,000           1,730
ITT Educational Services, Inc. (AE)                   4,700             103
JC Penney Co., Inc. Holding Co.                      12,600             240
Jones Apparel Group, Inc. (AE)                        9,510             329
Kimberly-Clark Corp.                                 48,240           2,484
Knight-Ridder, Inc.                                   8,610             518
Kohl's Corp. (AE)                                   111,217           6,501
Landry's Restaurants, Inc.                            4,400             100
Leggett & Platt, Inc.                                11,400             238
Lowe's Cos., Inc.                                   177,938           7,425
Ltd Brands                                           35,200             552
Mandalay Resort Group (AE)                           60,600           1,714
Manpower, Inc.                                       10,300             351
Marriott International, Inc. Class A                 47,100           1,457
Mattel, Inc.                                         13,850             254
May Department Stores Co. (The)                      40,320             941
Maytag Corp.                                          2,400              62
McDonald's Corp.                                     49,920             904

6 Diversified Equity Fund

Diversified Equity Fund

Statement of Net Assets, continued--October 31, 2002


                                                                     Market
                                                    Number           Value
                                                      of             (000)
                                                    Shares             $
---------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                        10,900            703
Media General, Inc. Class A                            650             36
Meredith Corp.                                       3,600            164
MGM Mirage (AE)                                     86,114          2,678
Michaels Stores, Inc. (AE)                          16,000            719
New York Times Co. Class A                           6,900            334
Newell Rubbermaid, Inc.                             65,800          2,133
Nike, Inc. Class B                                  57,880          2,731
Nordstrom, Inc.                                      4,400             88
Office Depot, Inc. (AE)                             26,500            381
Omnicom Group                                        1,600             92
Pacific Sunwear Of California (AE)                   8,400            196
Panera Bread Co. Class A (AE)                        6,400            208
Park Place Entertainment Corp. (AE)                 21,430            155
PEP Boys-Manny Moe & Jack                            7,900             92
Petsmart, Inc. (AE)                                 45,070            861
PF Chang's China Bistro, Inc. (AE)                   6,300            217
Pier 1 Imports, Inc.                                 7,100            134
Pittston Brink's Group                               1,720             36
Procter & Gamble Co.                               211,826         18,735
RadioShack Corp. (AE)                               11,160            233
Reed Elsevier PLC - ADR                             44,660          1,621
Republic Services, Inc. (AE)                        60,000          1,235
RR Donnelley & Sons Co.                             23,100            463
Ryanair Holdings PLC - ADR (AE)                     37,888          1,410
Saks, Inc. (AE)                                      2,100             23
Scripps Co. (E.W.) Class A                           2,600            201
Sears Roebuck and Co.                               64,380          1,691
ServiceMaster Co. (The)                             24,110            247
Snap-On, Inc.                                        3,400             89
Sonic Corp. (AE)                                     3,200             74
Stanley Works (The)                                  5,400            175
Staples, Inc. (AE)                                   4,040             63
Starbucks Corp. (AE)                                12,000            286
Starwood Hotels & Resorts Worldwide, Inc.           26,620            620
Take-Two Interactive Software (AE)                   8,300            214
Talbots, Inc.                                        2,760             77
Target Corp.                                        22,600            681
Tech Data Corp. (AE)                                 3,090             99
Ticketmaster Class B (AE)                            1,320             31
Tiffany & Co.                                      107,434          2,813
TJX Cos., Inc.                                      34,200            702
Toys R US, Inc. (AE)                                 7,200             72
Tribune Co.                                         72,020          3,461
Univision Communications, Inc.
   Class A (AE)                                     14,000            363
USA Interactive (AE)                                47,000          1,189
VF Corp.                                            24,630            907
Viacom, Inc. Class B (AE)                          335,886         14,984
Wal-Mart Stores, Inc.                              349,822         18,732
Wallace Computer Services, Inc.                      3,810             70
Walt Disney Co.                                    262,050          4,376
Washington Post Class B                                240            175
Waste Management, Inc.                              27,890            642
Weight Watchers International, Inc. (AE)            18,000            852
Wendy's International, Inc.                          5,400            171
Westwood One, Inc. (AE)                             26,960            979
Whirlpool Corp.                                      4,800            224
Williams-Sonoma, Inc. (AE)                             420             10
Wynn Resorts, Ltd. (AE)                             25,000            315
Yahoo, Inc. (AE)                                    43,600            651
Yum! Brands, Inc. (AE)                               6,690            151
                                                               ----------
                                                                  188,275
                                                               ----------

Consumer Staples - 6.0%
Albertson's, Inc.                                   28,730            641
Anheuser-Busch Cos., Inc.                          109,715          5,789
Campbell Soup Co.                                   55,400          1,168
Coca-Cola Co. (The)                                218,423         10,152
Coca-Cola Enterprises, Inc.                         16,800            401
Conagra Foods, Inc.                                 97,840          2,373
Coors (Adolph) Class B                               2,400            164
Dean Foods Co. (AE)                                  3,600            135
Diageo PLC - ADR                                    12,960            578
Dial Corp. (The)                                     6,180            131
Dole Food Co.                                        1,220             36
General Mills, Inc.                                  8,500            351
Hershey Foods Corp.                                    860             56
HJ Heinz Co.                                        43,870          1,411
Hormel Foods Corp.                                   9,720            235
JM Smucker Co. (The)                                20,644            756
Kellogg Co.                                        104,850          3,341
Kroger Co. (AE)                                     37,840            562
Monsanto Co.                                        29,086            481
Pepsi Bottling Group, Inc.                           2,000             54
PepsiAmericas, Inc.                                 12,730            195
PepsiCo, Inc.                                      288,183         12,709
Philip Morris Cos., Inc.                           191,060          7,786
RJ Reynolds Tobacco Holdings, Inc.                  29,080          1,179
Ruddick Corp.                                          770             12
Safeway, Inc. (AE)                                   1,780             41
Sara Lee Corp.                                     162,587          3,712
Smithfield Foods, Inc. (AE)                          1,370             21
Supervalu, Inc.                                     53,500            899
Systemco Corp.                                      86,317          2,735
Tyson Foods, Inc. Class A                           20,095            222
Unilever NV                                          3,600            230
UST, Inc.                                            7,000            214
Walgreen Co.                                        75,432          2,546
Whole Foods Market, Inc. (AE)                        8,000            373
WM Wrigley Jr. Co.                                   5,900            311
                                                               ----------
                                                                   62,000
                                                               ----------

Financial Services - 19.8%
ACE, Ltd.                                            1,490             46
Aetna, Inc.                                         25,300          1,020
Aflac, Inc.                                         27,950            851
AG Edwards, Inc.                                     3,930            129


                                                       Diversified Equity Fund 7

Diversified Equity Fund

Statement of Net Assets, continued--October 31, 2002

                                                                      Market
                                                     Number           Value
                                                       of             (000)
                                                     Shares             $
----------------------------------------------------------------------------
Allmerica Financial Corp.                              5,750             49
Allstate Corp. (The)                                 102,050          4,060
AMBAC Financial Group, Inc.                              220             14
American Express Co.                                 115,593          4,204
American Financial Group, Inc.                         2,590             60
American International Group                         220,353         13,783
AmSouth Bancorp                                       49,690            974
Annaly Mortgage Management, Inc.                      25,800            452
AON Corp.                                             31,320            574
Apartment Investment & Management Co.
   Class A (o)                                         6,240            219
Arden Realty, Inc. (o)                                   420              9
Associated Banc-Corp                                   1,205             40
Astoria Financial Corp.                                  820             21
Bank of America Corp.                                164,988         11,516
Bank of New York Co., Inc. (The)                      31,110            809
Bank One Corp.                                        90,810          3,503
BB&T Corp.                                            15,970            579
Bear Stearns Cos., Inc. (The)                         12,900            788
CarrAmerica Realty Corp. (o)                          10,797            256
Charles Schwab Corp. (The)                           193,133          1,773
Charter One Financial, Inc.                           20,847            631
Chubb Corp.                                           34,140          1,926
Cigna Corp.                                           13,930            503
Cincinnati Financial Corp.                             3,700            141
Citigroup, Inc.                                      737,693         27,257
CNA Financial Corp. (AE)                               2,650             70
Colonial BancGroup, Inc. (The)                         5,110             61
Comerica, Inc.                                         7,220            315
Commerce Bancorp, Inc.                                 6,700            308
Commerce Bancshares, Inc.                                 85              4
Compass Bancshares, Inc.                               2,520             81
Countrywide Credit Industries, Inc.                   11,360            572
Crescent Real Estate Equities Co. (o)                  2,920             43
Deluxe Corp.                                          12,360            571
Doral Financial Corp.                                 13,500            355
Duke Realty Corp. (o)                                 16,400            399
E*TRADE Group, Inc. (AE)                               8,500             38
Equifax, Inc.                                          7,860            185
Equity Office Properties Trust (o)                    75,872          1,827
Equity Residential (o)                                30,580            725
Fannie Mae                                            98,020          6,554
Federated Investors, Inc. Class B                     13,270            356
Fidelity National Financial, Inc.                      4,563            138
Fifth Third Bancorp                                   26,680          1,694
First American Corp.                                   6,700            137
First Data Corp.                                      24,900            870
FirstMerit Corp.                                         470             11
FleetBoston Financial Corp.                          287,634          6,728
Freddie Mac                                           96,510          5,943
Fulton Financial Corp.                                 2,773             50
Golden State Bancorp, Inc.                             3,140            116
Golden West Financial Corp.                           20,200          1,395
Goldman Sachs Group, Inc.                             89,050          6,376
Greenpoint Financial Corp.                             4,500            196
H&R Block, Inc.                                       16,610            737
Hartford Financial Services Group, Inc.               35,140          1,388
Hibernia Corp. Class A                                 5,830            115
Highwoods Properties, Inc. (o)                         3,010             60
Hilb Rogal & Hamilton Co.                              4,100            168
Household International, Inc.                         25,980            617
HRPT Properties Trust (o)                              7,400             58
Hudson United Bancorp                                  2,500             76
Huntington Bancshares, Inc.                           37,800            715
iStar Financial, Inc. (o)                              3,280             93
Jefferson-Pilot Corp.                                 12,645            508
John Hancock Financial Services, Inc.                 48,590          1,424
JP Morgan Chase & Co.                                255,095          5,293
Keycorp                                               51,100          1,248
Landamerica Financial Group, Inc.                      1,600             57
Lehman Brothers Holdings, Inc.                       137,655          7,333
Lincoln National Corp.                                14,180            433
Loews Corp.                                            9,140            394
Macerich Co. (The) (o)                                 3,300             94
Marsh & McLennan Cos., Inc.                           37,700          1,761
MBIA, Inc.                                            13,255            579
MBNA Corp.                                           217,891          4,425
Mellon Financial Corp.                               122,270          3,459
Merrill Lynch & Co., Inc.                            127,270          4,830
Metlife, Inc.                                         64,860          1,549
Mony Group, Inc.                                         900             23
Moody's Corp.                                          5,465            257
Morgan Stanley                                       119,330          4,644
National City Corp.                                   77,230          2,095
National Commerce Financial Corp.                      2,110             52
Nationwide Financial Services                            620             17
New Century Financial Corp.                            2,500             53
New York Community Bancorp, Inc.                       9,500            276
Old National Bancorp                                     504             12
Old Republic International Corp.                       9,330            278
PMI Group, Inc. (The)                                  1,410             42
PNC Financial Services Group, Inc.                    28,970          1,178
Popular, Inc.                                          1,040             34
Principal Financial Group                             30,640            859
Progressive Corp. (The)                                2,700            149
Protective Life Corp.                                  1,630             47
Providian Financial Corp.                              3,110             14
Prudential Financial, Inc. (AE)                        8,040            235
Regions Financial Corp.                               28,380            961
RenaissanceRe Holdings, Ltd.                          14,000            574
Ryder System, Inc.                                       410              9
Safeco Corp.                                          39,930          1,420
Simon Property Group, Inc. (o)                        30,880          1,055
SLM Corp.                                             66,866          6,870
SouthTrust Corp.                                      85,450          2,189
St Paul Cos.                                          49,570          1,626
State Street Corp.                                       620             26
Sungard Data Systems, Inc. (AE)                        5,670            126

8 Diversified Equity Fund

Diversified Equity Fund

Statement of Net Assets, continued--October 31, 2002

                                                                        Market
                                                       Number            Value
                                                         of              (000)
                                                       Shares              $
------------------------------------------------------------------------------
SunTrust Banks, Inc.                                  32,740             1,992
TCF Financial Corp.                                      920                39
Torchmark Corp.                                        9,480               339
Travelers Property Casualty Corp.                     17,720               377
Travelers Property Casualty Corp.
   Class A (AE)                                       13,051               173
Travelers Property Casualty Corp.
   Class B (AE)                                       39,402               533
Trizec Properties, Inc. (o)                            2,490                25
Union Planters Corp.                                  10,945               309
UnionBanCal Corp.                                     12,300               525
UnumProvident Corp.                                   20,330               417
US Bancorp                                           168,865             3,561
Wachovia Corp.                                       169,170             5,885
Washington Federal, Inc.                                 390                10
Washington Mutual, Inc.                              108,537             3,881
Wells Fargo & Co.                                    172,316             8,697
Willis Group Holdings, Ltd. (AE)                      34,000             1,040
WR Berkley Corp.                                       6,950               258
XL Capital, Ltd. Class A                               4,140               315
Zions Bancorp                                            270                11
                                                                       -------
                                                                       203,227
                                                                       -------
Health Care - 14.6%
Abbott Laboratories                                  219,547             9,192
Alcon, Inc. (AE)                                      17,000               697
Allergan, Inc.                                        19,200             1,045
AmerisourceBergen Corp.                               34,663             2,466
Amgen, Inc. (AE)                                     249,798            11,631
Amylin Pharmaceuticals, Inc. (AE)                     10,000               174
Anthem, Inc. (AE)                                     20,000             1,260
Baxter International, Inc.                            91,230             2,283
Becton Dickinson & Co.                                14,610               431
Biomet, Inc.                                          23,000               678
Boston Scientific Corp. (AE)                          97,472             3,668
Bristol-Myers Squibb Co.                              50,240             1,236
Cardinal Health, Inc.                                  9,000               623
Charles River Laboratories
   International, Inc. (AE)                           17,700               650
Chiron Corp. (AE)                                      1,190                47
Coventry Health Care, Inc. (AE)                       11,000               368
CR Bard, Inc.                                          3,890               218
CuraGen Corp. (AE)                                     2,230                 8
DaVita, Inc. (AE)                                      1,555                37
Eli Lilly & Co.                                       64,870             3,600
First Health Group Corp. (AE)                         17,000               442
Forest Laboratories, Inc. (AE)                        67,692             6,633
Genentech, Inc. (AE)                                   1,140                39
Gilead Sciences, Inc. (AE)                            24,500               851
Guidant Corp. (AE)                                    67,980             2,010
HCA, Inc.                                             63,394             2,757
Health Management Associates, Inc.
   Class A                                            16,100               308
Henry Schein, Inc. (AE)                                9,000               452
Humana, Inc. (AE)                                     30,570               372
ICOS Corp. (AE)                                        1,610                40
Idec Pharmaceuticals Corp. (AE)                       72,527             3,338
Johnson & Johnson                                    246,106            14,459
Laboratory Corp. of America Holdings (AE)             84,030             2,025
McKesson Corp.                                         9,600               286
Medimmune, Inc. (AE)                                  17,261               441
Medtronic, Inc.                                      181,161             8,116
Merck & Co., Inc.                                     98,980             5,369
Mid Atlantic Medical Services (AE)                       640                23
Mylan Laboratories                                     2,825                89
Oxford Health Plans (AE)                              12,984               462
Pfizer, Inc.                                         864,919            27,477
Pharmaceutical Resources, Inc. (AE)                    1,800                42
Pharmacia Corp.                                      117,080             5,034
Quest Diagnostics (AE)                                50,572             3,228
Renal Care Group, Inc. (AE)                              280                 9
Schering-Plough Corp.                                117,300             2,504
Sepracor, Inc. (AE)                                    9,900                86
St. Jude Medical, Inc. (AE)                           15,900               566
Stericycle, Inc. (AE)                                  5,500               183
Steris Corp. (AE)                                     41,660             1,105
Stryker Corp.                                         44,100             2,783
Tenet Healthcare Corp. (AE)                           52,520             1,510
Teva Pharmaceutical Industries - ADR                  26,600             2,060
Triad Hospitals, Inc. (AE)                             3,600               131
UnitedHealth Group, Inc.                              88,540             8,053
Universal Health Services, Inc. Class B (AE)           6,000               291
Varian Medical Systems, Inc. (AE)                        230                11
Watson Pharmaceuticals, Inc. (AE)                      8,510               234
WellPoint Health Networks (AE)                        21,100             1,587
Wyeth                                                 81,590             2,733
Zimmer Holdings, Inc. (AE)                            42,784             1,764
                                                                       -------
                                                                       150,215
                                                                       -------
Integrated Oils - 3.2%
Amerada Hess Corp.                                     6,980               358
BP PLC - ADR                                          41,690             1,603
ChevronTexaco Corp.                                   57,577             3,894
ConocoPhillips                                        86,770             4,208
Exxon Mobil Corp.                                    575,320            19,364
Marathon Oil Corp.                                    49,470             1,034
Occidental Petroleum Corp.                            49,540             1,413
Unocal Corp.                                          48,920             1,352
                                                                       -------
                                                                        33,226
                                                                       -------
Materials and Processing - 3.8%
Air Products & Chemicals, Inc.                        96,290             4,256
Akzo Nobel NV - ADR                                   20,760               620
Alcoa, Inc.                                          112,802             2,488
Allegheny Technologies, Inc.                           1,390                10
Archer-Daniels-Midland Co.                           239,465             3,262
Ashland, Inc.                                         18,660               490
Ball Corp.                                             5,740               278
Bemis Co.                                              3,500               182
Carpenter Technology                                     960                10

                                                      Diversified Equity Fund  9

Diversified Equity Fund

Statement of Net Assets, continued--October 31, 2002

                                                                Market
                                                Number           Value
                                                  of             (000)
                                                Shares             $
-----------------------------------------------------------------------
Catellus Development Corp. (AE)                 10,860             193
Dow Chemical Co. (The)                          45,366           1,179
Du Pont EI de Nemours & Co.                     70,575           2,911
Eastman Chemical Co.                             9,260             337
Ecolab, Inc.                                    15,400             743
Engelhard Corp.                                 28,159             624
Georgia-Pacific Corp.                           26,020             317
Harsco Corp.                                       400              10
Hercules, Inc. (AE)                             38,100             366
International Paper Co.                         68,590           2,396
Jacobs Engineering Group, Inc. (AE)              4,522             137
Kaydon Corp.                                     2,790              56
Lafarge North America, Inc.                      6,310             187
Louisiana-Pacific Corp.                          3,300              22
Lubrizol Corp.                                   4,150             120
Masco Corp.                                    108,100           2,223
MeadWestvaco Corp.                              28,061             588
Newmont Mining Corp.                               510              13
Nucor Corp.                                     23,000             969
Pactiv Corp. (AE)                               28,110             558
Phelps Dodge Corp. (AE)                          9,570             297
PPG Industries, Inc.                            38,840           1,827
Praxair, Inc.                                   72,960           3,976
Precision Castparts Corp.                       18,760             364
Rayonier, Inc.                                     550              23
Rohm & Haas Co.                                 41,170           1,370
Schulman (A.), Inc.                              7,314             128
Sealed Air Corp. (AE)                            5,700              87
Sherwin-Williams Co. (The)                      38,660           1,057
Sigma-Aldrich Corp.                                660              30
Smurfit-Stone Container Corp. (AE)              69,920             910
Sonoco Products Co.                              6,430             151
Syngenta AG - ADR                              160,090           1,891
Temple-Inland, Inc.                              3,800             156
United States Steel Corp.                       45,940             590
Vulcan Materials Co.                             3,550             119
Weyerhaeuser Co.                                   300              14
York International Corp.                         7,605             179
                                                             ---------
                                                                38,714
                                                             ---------
Miscellaneous - 1.9%
Carlisle Cos., Inc.                              3,950             147
Crane Co.                                        2,370              44
Eaton Corp.                                     19,040           1,302
FMC Corp. (AE)                                  10,000             306
General Electric Co.                           530,080          13,385
Illinois Tool Works, Inc.                       11,720             720
ITT Industries, Inc.                            14,110             917
Johnson Controls, Inc.                           6,600             515
Lancaster Colony Corp.                             400              18
SPX Corp. (AE)                                  37,200           1,563
St. Joe Co. (The)                               10,861             317
Textron, Inc.                                   12,720             522
                                                             ---------
                                                                19,756
                                                             ---------

Other Energy - 2.6%
Anadarko Petroleum Corp.                        28,270           1,259
Apache Corp.                                   106,748           5,771
Aquila, Inc.                                    11,240              42
Baker Hughes, Inc.                              84,130           2,444
BJ Services Co. (AE)                            55,900           1,695
Burlington Resources, Inc.                       7,100             293
Devon Energy Corp.                              47,350           2,391
Dynegy, Inc. Class A                            21,800              15
EL Paso Corp.                                   44,421             344
ENSCO International, Inc.                       12,000             324
GlobalSantaFe Corp.                             22,100             528
Halliburton Co.                                 31,230             505
Kerr-McGee Corp.                                 5,757             250
McDermott International, Inc. (AE)               2,140               8
Noble Corp. (AE)                                52,820           1,707
Ocean Energy, Inc.                              67,100           1,250
Pioneer Natural Resources Co. (AE)               2,170              54
PNM Resources, Inc.                              4,660             103
Schlumberger, Ltd.                              74,910           3,005
Smith International, Inc. (AE)                  29,000             907
Sunoco, Inc.                                     2,170              65
Tidewater, Inc.                                  2,110              59
Transocean, Inc.                                74,920           1,647
Weatherford International, Ltd. (AE)            38,000           1,522
Williams Cos., Inc.                             19,000              36
XTO Energy, Inc.                                37,420             900
                                                             ---------
                                                                27,124
                                                             ---------

Producer Durables - 5.3%
3M Co.                                          58,960           7,484
Allied Waste Industries, Inc. (AE)               9,460              77
American Power Conversion (AE)                   7,094              92
Ametek, Inc.                                       340              12
Andrew Corp. (AE)                               12,463             107
Applied Materials, Inc. (AE)                   182,557           2,744
Boeing Co. (The)                                 9,480             282
Caterpillar, Inc.                               57,380           2,344
Centex Corp.                                     2,000              91
Cooper Industries, Ltd. Class A                  8,210             259
Cummins, Inc.                                   31,100             745
Danaher Corp.                                    4,400             255
Deere & Co.                                     93,616           4,343
DR Horton, Inc.                                 56,109           1,081
Emerson Electric Co.                            16,560             798
General Dynamics Corp.                          23,124           1,830
Goodrich Corp.                                  20,120             304
Honeywell International, Inc.                  146,002           3,495
Hovnanian Enterprises, Inc. Class A (AE)         7,300             276
Hubbell, Inc. Class B                            9,590             326
Ingersoll-Rand Co. Class A                       8,600             335
Lennar Corp.                                    32,198           1,776
Lockheed Martin Corp.                          102,170           5,916
MDC Holdings, Inc.                              23,990             901

10 Diversified Equity Fund

Diversified Equity Fund

Statement of Net Assets, continued--October 31, 2002

                                                                 Market
                                                Number           Value
                                                  of             (000)
                                                Shares             $
-----------------------------------------------------------------------
Molex, Inc. Class A                              1,540              36
Motorola, Inc.                                  72,000             660
Northrop Grumman Corp.                           5,120             528
Novellus Systems, Inc. (AE)                     26,500             837
Pall Corp.                                     162,420           2,821
Parker Hannifin Corp.                              700              31
Pentair, Inc.                                      240               8
Pitney Bowes, Inc.                               2,960              99
Pulte Homes, Inc.                                4,700             216
Raytheon Co.                                    68,050           2,007
RF Micro Devices, Inc. (AE)                    124,900           1,060
Rockwell Collins, Inc.                          11,800             266
Steelcase, Inc. Class A                          3,100              28
Stewart & Stevenson Services                     1,200              13
Tektronix, Inc. (AE)                               610              11
Toll Brothers, Inc. (AE)                        18,200             373
Tyco International, Ltd.                       293,844           4,249
United Technologies Corp.                       62,530           3,856
WW Grainger, Inc.                               15,660             759
Xerox Corp. (AE)                                54,200             360
                                                             ---------
                                                                54,091
                                                             ---------

Technology - 10.9%
Accenture, Ltd. Class A (AE)                    32,290             545
Activision, Inc. (AE)                            6,949             142
Acxiom Corp. (AE)                                2,930              37
Adobe Systems, Inc.                             35,000             827
Adtran, Inc. (AE)                                7,260             184
Advanced Micro Devices, Inc. (AE)               19,900             122
Affiliated Computer Services, Inc.
   Class A (AE)                                 11,500             530
Agere Systems, Inc. Class A (AE)                69,175              60
Altera Corp. (AE)                                1,360              16
Analog Devices, Inc. (AE)                      128,422           3,442
Ariba, Inc. (AE)                               151,226             357
Automatic Data Processing                        3,000             128
Avaya, Inc. (AE)                                73,000             146
Avnet, Inc.                                     27,970             260
Avocent Corp. (AE)                               2,250              45
BMC Software, Inc. (AE)                          6,390             102
Cisco Systems, Inc. (AE)                       775,875           8,674
Cognizant Technology Solutions Corp. (AE)        6,000             397
CommScope, Inc. (AE)                             5,350              42
Computer Associates International, Inc.         22,230             330
Computer Sciences Corp. (AE)                    16,640             537
Compuware Corp. (AE)                            14,110              68
Corning, Inc. (AE)                             152,700             286
Dell Computer Corp. (AE)                       271,519           7,768
Electronic Data Systems Corp.                  111,800           1,684
EMC Corp. (AE)                                  46,620             238
Harris Corp.                                    15,790             417
Hewlett-Packard Co.                            425,253           6,719
Hughes Electronics Corp. Class H (AE)            8,781              86
Ingram Micro, Inc. Class A (AE)                 47,000             674
Intel Corp.                                    529,705           9,164
International Business Machines Corp.          112,120           8,851
International Rectifier Corp. (AE)              96,600           1,668
Intersil Corp. Class A (AE)                      5,500              93
Intuit, Inc. (AE)                               45,150           2,344
Jabil Circuit, Inc. (AE)                        11,850             183
JD Edwards & Co. (AE)                            1,880              22
Koninklijke Philips Electronics NV             116,500           2,062
L-3 Communications Holdings, Inc. (AE)           9,626             452
Linear Technology Corp.                         50,500           1,396
LSI Logic Corp. (AE)                             8,400              50
Lucent Technologies, Inc. (AE)                  90,500             111
Maxim Integrated Products                       10,930             348
Microchip Technology, Inc.                      76,800           1,874
Micron Technology, Inc. (AE)                   129,034           2,065
Microsoft Corp. (AE)                           485,650          25,967
MicroStrategy, Inc. Class A (AE)                    87               1
Motorola, Inc.                                  37,320           1,250
National Semiconductor Corp. (AE)               42,700             567
Network Associates, Inc. (AE)                   76,800           1,220
Oracle Corp. (AE)                              228,820           2,332
PanAmSat Corp. (AE)                              3,990              78
Peoplesoft, Inc. (AE)                            2,080              38
Plexus Corp. (AE)                                1,710              18
QLogic Corp. (AE)                               25,800             897
Qualcomm, Inc. (AE)                            207,798           7,173
Quantum Corp. (AE)                              90,000             266
Rockwell Automation, Inc.                       15,600             258
Sandisk Corp. (AE)                               6,100             121
SAP AG - ADR                                    68,010           1,302
Scientific-Atlanta, Inc.                         9,100             111
Solectron Corp. (AE)                            34,260              77
Storage Technology Corp. (AE)                   10,250             181
Sun MicroSystems, Inc. (AE)                      6,980              21
Symantec Corp. (AE)                             62,300           2,492
Symbol Technologies, Inc.                        1,730              15
Texas Instruments, Inc.                        127,830           2,027
Vishay Intertechnology, Inc. (AE)                1,510              16
Xilinx, Inc. (AE)                                1,540              29
                                                             ---------
                                                               112,003
                                                             ---------

Utilities - 5.7%
Allegheny Energy, Inc.                          13,410              76
Alliant Energy Corp.                            14,340             230
Alltel Corp.                                    15,730             782
Ameren Corp.                                    17,710             715
American Electric Power Co., Inc.               36,170             927
AT&T Corp.                                     388,806           5,070
AT&T Wireless Services, Inc. (AE)               21,881             150
Avista Corp.                                     3,700              38
BellSouth Corp.                                226,740           5,929
BT Group PLC - ADR                              13,050             373
Centerpoint Energy, Inc.                        41,380             293
CenturyTel, Inc.                                 3,300              93

                                                      Diversified Equity Fund 11

Diversified Equity Fund

Statement of Net Assets, continued--October 31, 2002

                                                                                 Market
                                                           Number                Value
                                                             of                  (000)
                                                           Shares                  $
----------------------------------------------------------------------------------------
Cinergy Corp.                                               16,930                   527
CMS Energy Corp.                                            34,200                   268
Comcast Corp. Class A (AE)                                  68,380                 1,573
Consolidated Edison, Inc.                                   14,100                   600
Constellation Energy Group, Inc.                            13,500                   345
COX Communications, Inc. Class A (AE)                       70,770                 1,939
Dominion Resources, Inc.                                     5,034                   242
DTE Energy Co.                                               3,621                   163
Duke Energy Corp.                                           27,180                   557
Edison International (AE)                                   75,940                   763
Energy East Corp.                                           37,510                   799
Entergy Corp.                                               21,990                   970
Exelon Corp.                                                10,195                   514
FirstEnergy Corp.                                           16,700                   542
FPL Group, Inc.                                             23,980                 1,414
KeySpan Corp.                                               28,360                 1,036
Liberty Media Corp. Class A (AE)                            83,350                   689
Mirant Corp. (AE)                                           15,137                    32
National Fuel Gas Co.                                       61,870                 1,248
Nextel Communications, Inc. Class A (AE)                    91,476                 1,032
Nicor, Inc.                                                    770                    24
NiSource, Inc.                                              39,200                   648
Nokia OYJ - ADR                                            179,270                 2,979
Northeast Utilities                                         11,700                   176
NSTAR                                                       36,640                 1,537
Pepco Holdings, Inc.                                         5,740                   119
PG&E Corp. (AE)                                             25,190                   273
Pinnacle West Capital Corp.                                 28,570                   814
PPL Corp.                                                   39,090                 1,353
Progress Energy, Inc.                                        1,420                    59
Progress Energy, Inc. - CVO (AE)(D)                          5,500                     1
Public Service Enterprise Group, Inc.                       10,250                   294
Puget Energy, Inc.                                          19,000                   405
Quintiles Transnational Corp. (AE)                           1,240                    13
Qwest Communications International                         124,975                   424
Reliant Resources, Inc. (AE)                                58,821                   111
SBC Communications, Inc.                                   319,806                 8,206
Sempra Energy                                               26,370                   584
Southern Co. (The)                                          16,510                   490
Sprint Corp.-FON Group                                      86,900                 1,079
TXU Corp.                                                   22,900                   329
US Cellular Corp. (AE)                                         590                    16
Verizon Communications, Inc.                               199,406                 7,530
Westar Energy, Inc.                                         36,270                   394
WGL Holdings, Inc.                                          15,270                   353
Wisconsin Energy Corp.                                      18,600                   427
Xcel Energy, Inc.                                           23,645                   246
                                                                               ---------
                                                                                  58,813
                                                                               ---------

Total Common Stocks
(cost $999,689)                                                                  968,735
                                                                               ---------

                                                                                 Market
                                                           Number                Value
                                                             of                  (000)
                                                           Shares                  $
----------------------------------------------------------------------------------------
Preferred Stocks - 0.0%
Auto and Transportation - 0.0%
General Motors Corp.                                        23,880                   498
                                                                               ---------
Technology - 0.0%
Northrop Grumman Corp.                                       3,090                   344
                                                                               ---------
Utilities - 0.0%
TXU Corp.                                                   15,180                   376
                                                                               ---------
Total Preferred Stocks
(cost $1,741)                                                                      1,218
                                                                               ---------

                                                          Principal
                                                           Amount
                                                            (000)
                                                              $
                                                           -------
Long-Term Investments - 0.0% Corporate
Bonds and Notes - 0.0%
MicroStrategy, Inc.
     7.500% due 06/24/07                                        28                     7
                                                                               ---------
Total Long-Term Investments
(cost $0)                                                                              7
                                                                               ---------
Short-Term Investments - 5.3%
Frank Russell Investment Company

   Money Market Fund (c)                                    48,406                48,406
Software HOLDRs Trust                                          739                   787
United States Treasury Bill (c)(y)(S)
     1.640% due 12/19/02                                     5,000                 4,989
                                                                               ---------
Total Short-Term Investments
(cost $54,134)                                                                    54,182
                                                                               ---------
Total Investments - 99.5%
(identified cost $1,055,564)                                                   1,024,142

Other Assets and Liabilities,
Net - 0.5%                                                                         5,511
                                                                               ---------
Net Assets - 100.0%                                                            1,029,653
                                                                               =========

See accompanying notes which are an integral part of the financial statements.

12 Diversified Equity Fund

Diversified Equity Fund

Statement of Net Assets, continued--October 31, 2002

                                                             Unrealized
                                              Notional      Appreciation
                                               Amount      (Depreciation)
Futures Contracts                              (000)            (000)
(Number of Contracts)                            $                $
-------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 12/02 (26)                  6,089                 (47)

S&P 500 Index
   expiration date 12/02 (232)                51,353                1,706
                                                           --------------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                              1,659
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                      Diversified Equity Fund 13

Special Growth Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

Objective: To maximize total return primarily through capital appreciation and by assuming a higher level of volatility than the Diversified Equity Fund.

Invests in: Primarily small capitalization and "emerging growth-type" US equity securities.

Strategy: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of eight small capitalization stock fund managers with three separate and distinct investment styles.

                                   [GRAPHIC]

Special Growth Fund - Class S
----------------------------------------
Periods Ended      Growth of    Total
  10/31/02          $10,000     Return
-------------      ---------  ----------
1 Year              $  9,044   (9.56)%
5 Years             $ 10,462    0.91%(S)
10 Years            $ 25,084    9.63%(S)

Special Growth Fund - Class E++
----------------------------------------
Periods Ended      Growth of    Total
  10/31/02          $10,000     Return
-------------      ---------  ----------
1 Year              $  9,023   (9.77)%
5 Years             $ 10,314    0.62%(S)
10 Years            $ 24,565    9.40%(S)


Special Growth Fund - Class C++++
----------------------------------------
Periods Ended      Growth of    Total
  10/31/02          $10,000     Return
-------------      ---------  ----------
1 Year              $  8,958  (10.42)%
5 Years             $ 10,033    0.07%(S)
10 Years            $ 23,895    9.10%(S)

Russell 2500(TM) Index
----------------------------------------
Periods Ended      Growth of    Total
  10/31/02          $10,000     Return
-------------      ---------  ----------
1 Year              $  9,086   (9.14)%
5 Years             $ 10,716    1.39%(S)
10 Years            $ 25,962   10.01%(S)

Performance Review
For the year ended October 31, 2002, the Special Growth Fund Class S, Class E and Class C shares lost 9.56%, 9.77%, and 10.42%, respectively, compared to the Fund's benchmark, the Russell 2500(TM) Index, which dropped 9.14%.

Market and Portfolio Highlights
This period was characterized by tentative economic hopes early in the period dashed by recurring fears about weak operating profits, the continued threat of terrorism, and fraudulent accounting practices at several major US firms. Corporate accounting and earnings remained under scrutiny throughout the period, though most of the negative impact was felt in the large cap sector. While small cap companies are required to generate the same quantitative financial information as large cap companies, they often do not complement this with the qualitative attributes that help facilitate an understanding of their businesses. As a result, small cap managers are accustomed to delving deeper into small cap company accounts in order to gain confidence in these investments. This

14 Special Growth Fund

Special Growth Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
increased scrutiny and analysis benefited small cap managers' results. Where large cap sell-offs rippled into smaller stocks, some managers perceived this as a buying opportunity. The economy gave mixed signals, such as strong consumer spending and low interest rates, which contrasted with negative factors such as rising unemployment and a depressed manufacturing sector.

The market environment for active small cap management was moderately favorable during the period due to several factors. Small cap active managers' collective tendency to have a larger cap profile than the benchmark helped returns during the fiscal year, as larger stocks outperformed smaller issues. Active small cap value and small cap core managers tend to tilt toward lower valuation stocks versus their benchmarks, which helped as value stocks outperformed growth stocks by almost 20 percentage points. Lastly, active managers generally retain an allocation to cash, which has clearly aided in a depressed equity market.

The Fund's managers had a mix of results within each of the styles, with no meaningful success or failure in the growth, value, or core styles. The two worst performing managers, David J. Green and Suffolk, belong to the value and growth styles, respectively. Most of the Fund's managers emphasized stocks that they expected to benefit from an improving US economy as a result of the Federal Reserve's (the Fed) extensive fiscal stimulus. The Fed's actions did not translate into across-the-board economic recovery, nor did it change the tide of strong negative market sentiment. Winning managers in all styles tended to underweight technology-related stocks, overweight consumer-related stocks, and avoided stocks with no earnings or higher PE's.

The Fund gained positive results from overweights in the home building, retail, and publishing industries, which all benefited from healthy consumer spending. Overweights in the poor-performing electronics, computer services, and telecommunication industry stocks were a drag on performance. Stocks with high levels of both volatility and expected outperformance combined with a lack of earnings tended to lead other issues in the early part of the year, but the Fund remained consistently underweighted in these issues. The Fund's managers favored companies with strong fundamentals (healthy balance sheets and earnings growth), a strategy which was not rewarded until third quarter. However, the late-period benefits derived from this strategy were not sufficient enough to overcome the Fund's emphasis on high volatility stocks, which fared poorly in the latter part of the period.

In May 2002, Goldman Sachs Asset Management was retained by the Fund, replacing Westpeak and Globeflex. Goldman is rated very highly by the Fund's management research team and will provide small cap core exposure to the Fund's strategy. Globeflex and Westpeak's investment processes and staffing experienced changes during the period which made both firms unattractive to the Fund.

Top Ten Equity Holdings
(as a percent of Total Investments)                             October 31, 2002

Getty Images, Inc.                                                       0.6%
First American Corp.                                                     0.5
Claire's Stores, Inc.                                                    0.5
Dean Foods Co.                                                           0.5
Arrow Electronics, Inc.                                                  0.5
Quiksilver, Inc.                                                         0.5
Charles River Laboratories International, Inc.                           0.4
Imation Corp.                                                            0.4
DaVita, Inc.                                                             0.4
Ryder System, Inc.                                                       0.4

Portfolio Characteristics

                                                                October 31, 2002
Current P/E Ratio                                                          16.2x
Portfolio Price/Book Ratio                                                 1.73x
Market Capitalization - $-Weighted Average                              1.70 Bil
Number of Holdings                                                           864

Money Managers                                                       Styles

CapitalWorks Investment Partners, LLC                         Growth
David J. Greene & Company, LLC                                Value
Delphi Management, Inc.                                       Value
Goldman Sachs Asset Management                                Market-Oriented
Jacobs Levy Equity Management, Inc.                           Value
Sirach Capital Management, Inc.                               Value
Suffolk Capital Management, Inc.                              Growth
TimesSquare Capital Management, Inc.                          Growth

                              ____________________

*    Special Growth Fund Class S assumes initial investment on November 1, 1992.

** Russell 2500(TM) Index is composed of the bottom 500 stocks in the Russell 1000(R) Index and all the stocks in the Russell 2000(R) Index. The Russell 2500(TM) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Special Growth Fund Class S performance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Special Growth Fund Class S and Class E performance has been linked with
     Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                          Special Growth Fund 15

Special Growth Fund

Statement of Net Assets--October 31, 2002

                                                                          Market
                                                           Number         Value
                                                             of           (000)
                                                           Shares           $
--------------------------------------------------------------------------------
Common Stocks - 92.6%
Auto and Transportation - 3.9%
AAR Corp.                                                   20,700            81
Airborne, Inc.                                              70,200           905
Alaska Air Group, Inc. (AE)                                 52,100         1,127
American Axle & Manufacturing Holdings, Inc. (AE)           46,600         1,104
AMR Corp. (AE)                                              23,300           110
AO Smith Corp.                                              16,900           371
Arkansas Best Corp. (AE)                                    10,000           300
ArvinMeritor, Inc.                                          13,700           208
Autoliv, Inc.                                               13,200           256
Aviall, Inc. (AE)                                            5,500            51
BorgWarner, Inc.                                            30,932         1,391
Cooper Tire & Rubber Co.                                    54,400           708
Delta Air Lines, Inc.                                      116,600         1,175
Dura Automotive Systems, Inc. Class A (AE)                   8,000            68
Fleetwood Enterprises, Inc. (AE)                            63,700           357
Genesee & Wyoming, Inc. Class A (AE)                         4,800           105
Gentex Corp. (AE)                                           33,200           979
Heartland Express, Inc. (AE)                                10,722           210
JB Hunt Transport Services, Inc. (AE)                       49,600         1,373
Kansas City Southern (AE)                                   30,100           421
Kirby Corp. (AE)                                             6,600           156
Lear Corp. (AE)                                             25,800           943
Monaco Coach Corp. (AE)                                      4,800            78
Navistar International Corp. (AE)                           18,700           419
Offshore Logistics, Inc. (AE)                               41,800           897
OMI Corp. (AE)                                             114,900           442
Overseas Shipholding Group                                  14,700           255
Polaris Industries, Inc.                                    11,400           718
Roadway Corp.                                               14,000           561
Skywest, Inc.                                               46,200           701
TBC Corp. (AE)                                               1,100            13
Teekay Shipping Corp.                                       30,000           983
Tenneco Automotive, Inc. (AE)                               20,800           120
Tower Automotive, Inc. (AE)                                 59,848           317
Visteon Corp.                                              219,600         1,447
Wabtec Corp.                                                76,000         1,082
Werner Enterprises, Inc.                                    38,966           797
                                                                        --------
                                                                          21,229
                                                                        --------

Consumer Discretionary - 20.4%
Abercrombie & Fitch Co. Class A (AE)                        37,875           675
Advance Auto Parts (AE)                                     15,800           846
Advo, Inc. (AE)                                              8,100           246
Alberto-Culver Co. Class B                                  35,918         1,854
Amazon.com, Inc. (AE)                                       21,200           410
American Eagle Outfitters (AE)                              13,600           197
AnnTaylor Stores Corp. (AE)                                 42,450           995
Apollo Group, Inc. Class A (AE)                              7,799           324
Asbury Automotive Group, Inc. (AE)                           9,700            85
Aztar Corp. (AE)                                            15,600           211
Banta Corp.                                                 29,700           915
BearingPoint, Inc. (AE)                                     39,100           305
Belo Corp. Class A                                          30,200           698
Big Lots, Inc. (AE)                                        103,556         1,719
Blyth, Inc.                                                 10,100           285
Bob Evans Farms                                             15,300           381
Bombay Co., Inc. (The) (AE)                                 34,800           104
Brunswick Corp.                                             91,100         1,875
Burlington Coat Factory Warehouse Corp.                     14,100           276
Callaway Golf Co.                                           84,800         1,038
Catalina Marketing Corp. (AE)                               13,900           269
CBRL Group, Inc.                                            47,900         1,122
CDI Corp. (AE)                                              17,500           465
Central Parking Corp.                                       18,400           427
Charming Shoppes (AE)                                      115,100           529
Chattem, Inc. (AE)                                           7,800           327
Chico's FAS, Inc. (AE)                                      22,400           432
Choice Hotels International, Inc. (AE)                      22,030           436
ChoicePoint, Inc. (AE)                                      21,333           808
Claire's Stores, Inc.                                      105,100         2,708
Clear Channel Communications, Inc. (AE)                     16,400           608
Coach, Inc. (AE)                                            24,525           730
Coinstar, Inc. (AE)                                          3,400           102
Columbia Sportswear Co. (AE)                                 8,400           338
Consolidated Graphics, Inc. (AE)                             4,600            78
Corinthian Colleges, Inc. (AE)                              21,100           801
Corporate Executive Board Co. (AE)                          47,600         1,580
COX Radio, Inc. Class A (AE)                                57,237         1,359
Cumulus Media, Inc. Class A (AE)                            27,737           475
Darden Restaurants, Inc.                                     5,200            99
Dillard's, Inc. Class A                                     78,000         1,286
Dollar Tree Stores, Inc. (AE)                               14,032           369
Dow Jones & Co., Inc.                                       20,100           706
Earthlink, Inc. (AE)                                        87,600           534
Education Management Corp. (AE)                             42,900         1,574
Electronic Arts, Inc. (AE)                                   8,300           540
Elizabeth Arden, Inc. (AE)                                   7,600            84
Entercom Communications Corp. (AE)                          29,700         1,462
Ethan Allen Interiors, Inc.                                 15,423           494
Extended Stay America, Inc. (AE)                             6,700            84
Federated Department Stores (AE)                            27,900           857
Fisher Scientific International (AE)                        42,700         1,221
Footstar, Inc. (AE)                                         50,800           369
Freemarkets, Inc. (AE)                                      82,819           595
FTI Consulting, Inc. (AE)                                   14,100           587
G&K Services, Inc. Class A                                   5,800           186
Getty Images, Inc. (AE)                                    107,006         3,068
Group 1 Automotive, Inc. (AE)                               50,488         1,067
GTECH Holdings Corp. (AE)                                   13,200           343
Gymboree Corp. (AE)                                         32,300           593
Handleman Co. (AE)                                          26,200           262
Harman International Industries, Inc.                       23,600         1,322
Harte-Hanks, Inc.                                           84,100         1,605
Haverty Furniture Cos., Inc.                                 6,300            81
Hearst-Argyle Television, Inc. (AE)                         61,200         1,523

16 Special Growth Fund

Special Growth Fund

Statement of Net Assets, continued--October 31, 2002

                                                                                Market
                                                                Number          Value
                                                                  of            (000)
                                                                Shares            $
--------------------------------------------------------------------------------------
Hollinger International, Inc.                                    32,200            314
Hotels.com Class A (AE)                                          10,800            673
Iron Mountain, Inc. (AE)                                         32,800            925
Jack in the Box, Inc. (AE)                                       35,500            770
Jarden Corp. (AE)                                                 3,600             86
Jo-Ann Stores, Inc. Class A (AE)                                 11,700            285
John Wiley & Sons Class A                                         4,600            101
Jones Apparel Group, Inc. (AE)                                   25,000            866
Kellwood Co.                                                      9,900            231
Kelly Services, Inc. Class A                                      5,000            118
Kroll, Inc. (AE)                                                 21,900            427
La-Z-Boy, Inc.                                                   61,500          1,464
Labor Ready, Inc. (AE)                                           27,200            187
Lamar Advertising Co. (AE)                                       48,935          1,661
Landry's Restaurants, Inc.                                       36,300            826
Lee Enterprises, Inc.                                            30,500            997
Lin TV Corp. Class A (AE)                                        19,900            411
Lithia Motors, Inc. Class A (AE)                                  7,500            122
Liz Claiborne, Inc.                                              29,500            877
Mandalay Resort Group (AE)                                        7,000            198
Manpower, Inc.                                                   30,400          1,037
May Department Stores Co. (The)                                  34,500            806
McClatchy Co. Class A                                            30,675          1,906
McGraw-Hill Cos., Inc. (The)                                     18,100          1,167
Media General, Inc. Class A                                      25,100          1,373
Men's Wearhouse, Inc. (AE)                                       38,500            528
Meredith Corp.                                                    4,800            219
Mobile Mini, Inc. (AE)                                           21,100            306
MPS Group, Inc. (AE)                                            107,800            581
Multimedia Games, Inc. (AE)                                       4,400             98
Navigant International, Inc. (AE)                                 8,400             96
Neiman-Marcus Group, Inc. Class A (AE)                           29,200            850
Nu Skin Enterprises, Inc.                                        42,800            492
OfficeMax, Inc. (AE)                                             57,100            270
On Assignment, Inc. (AE)                                         10,100             86
Outback Steakhouse, Inc.                                         10,200            347
Pacific Sunwear Of California (AE)                               33,100            774
Papa John's International, Inc. (AE)                              2,100             55
Park Place Entertainment Corp. (AE)                             211,300          1,532
Payless Shoesource, Inc. (AE)                                     4,000            202
PEP Boys-Manny Moe & Jack                                        93,211          1,081
Petsmart, Inc. (AE)                                              89,400          1,708
Phillips-Van Heusen                                               9,800            132
Pier 1 Imports, Inc.                                             81,651          1,539
Pinnacle Entertainment, Inc. (AE)                                13,000             97
Pittston Brink's Group                                           63,400          1,342
Playtex Products, Inc. (AE)                                      87,900            765
Pre-Paid Legal Services, Inc. (AE)                               23,700            511
PRG-Schultz International, Inc. (AE)                             12,900            120
Priceline.com, Inc. (AE)                                         30,900             68
Prime Hospitality Corp. (AE)                                     11,500             93
ProQuest Co. (AE)                                                41,700            808
Pulitzer, Inc.                                                    6,700            312
Quanta Services, Inc. (AE)                                       12,300             39
Quiksilver, Inc. (AE)                                           107,800          2,588
Radio One, Inc. Class D (AE)                                     75,538          1,260
Rare Hospitality International, Inc. (AE)                        23,400            624
Reebok International, Ltd. (AE)                                  10,100            285
Regal Entertainment Group Class A                                40,000            772
Regis Corp.                                                      10,800            317
Rent-A-Center, Inc. (AE)                                         52,300          2,320
Republic Services, Inc. (AE)                                     41,900            862
Right Management Consultants (AE)                                17,700            233
Ross Stores, Inc.                                                33,500          1,402
Royal Caribbean Cruises, Ltd.                                    25,537            469
RR Donnelley & Sons Co.                                           8,700            174
Russ Berrie & Co., Inc.                                           3,200            104
Ryan's Family Steak Houses, Inc. (AE)                            82,000            841
Saks, Inc. (AE)                                                 103,300          1,121
Salton, Inc. (AE)                                                11,400            123
Scholastic Corp. (AE)                                            17,000            751
Scientific Games Corp. Class A (AE)                              13,200            101
SCP Pool Corp. (AE)                                              78,000          2,223
Service Corp. International (AE)                                 84,700            267
Sharper Image Corp. (AE)                                         17,000            356
ShopKo Stores, Inc. (AE)                                        108,500          1,375
Sinclair Broadcast Group, Inc.
   Class A (AE)                                                  23,300            276
Skechers U.S.A., Inc. Class A (AE)                                6,500             64
Snap-On, Inc.                                                     5,300            138
Sonic Automotive, Inc. (AE)                                      42,300            666
Sonic Corp. (AE)                                                  8,550            199
Sourcecorp (AE)                                                  12,200            280
Stage Stores, Inc. (AE)                                          16,548            358
Steak N Shake Co. (The) (AE)                                     10,100            111
Steiner Leisure, Ltd. (AE)                                       49,981            726
Tech Data Corp. (AE)                                             33,200          1,061
TeleTech Holdings, Inc. (AE)                                     10,400             62
Tetra Tech, Inc. (AE)                                            28,275            251
THQ, Inc. (AE)                                                   35,100            508
Tiffany & Co.                                                    19,100            500
Too, Inc. (AE)                                                    8,400            213
Toro Co.                                                         11,000            702
Tupperware Corp.                                                  5,600             90
United Auto Group, Inc. (AE)                                     41,700            554
United Online, Inc. (AE)                                         44,100            527
United Stationers, Inc. (AE)                                      8,800            262
Valassis Communications, Inc. (AE)                               29,900            771
Valuevision Media, Inc. Class A (AE)                             35,473            469
VCA Antech, Inc. (AE)                                            79,000          1,183
Washington Post Class B                                           2,400          1,747
Waste Connections, Inc. (AE)                                      7,600            278
West Corp. (AE)                                                  35,000            561
Williams-Sonoma, Inc. (AE)                                       15,890            378
Zale Corp. (AE)                                                  12,013            351
                                                                               -------
                                                                               112,677
                                                                               -------

                                                          Special Growth Fund 17

Special Growth Fund

Statement of Net Assets, continued--October 31, 2002

                                                                                Market
                                                                Number           Value
                                                                  of             (000)
                                                                Shares               $
--------------------------------------------------------------------------------------
Consumer Staples - 4.4%
7-Eleven, Inc. (AE)                                              12,400            101
American Italian Pasta Co. Class A (AE)                          31,300          1,078
Church & Dwight, Inc.                                            32,500          1,124
Coca-Cola Bottling Co. Consolidated                              23,500          1,252
Constellation Brands, Inc. Class A (AE)                          77,500          1,963
Coors (Adolph) Class B                                            1,500            103
Corn Products International, Inc.                                21,400            631
D&K Healthcare Resources, Inc.                                   16,600            153
Dean Foods Co. (AE)                                              70,700          2,651
Del Monte Foods Co. (AE)                                         26,300            211
Dial Corp. (The)                                                 89,500          1,903
DIMON, Inc.                                                      18,300            112
Dreyer's Grand Ice Cream, Inc.                                    1,900            134
Flowers Foods, Inc. (AE)                                         21,600            480
Fresh Brands, Inc.                                               58,000            885
Great Atlantic & Pacific Tea Co. (AE)                            34,300            195
Hormel Foods Corp.                                               34,400            832
International Multifoods Corp. (AE)                              10,900            212
Interstate Bakeries                                               8,300            207
JM Smucker Co. (The)                                              3,200            117
Nash Finch Co.                                                    3,600             44
NBTY, Inc. (AE)                                                  35,600            554
Pathmark Stores, Inc. (AE)                                       69,100            314
Pepsi Bottling Group, Inc.                                       47,100          1,269
PepsiAmericas, Inc.                                             136,600          2,097
Performance Food Group Co. (AE)                                  43,500          1,618
Ralcorp Holdings, Inc. (AE)                                      15,000            339
Ruddick Corp.                                                     8,000            120
Schweitzer-Mauduit International, Inc.                            4,100            102
Sensient Technologies Corp.                                      25,200            614
Smithfield Foods, Inc. (AE)                                      75,400          1,172
Standard Commercial Corp.                                         2,000             34
Tootsie Roll Industries, Inc.                                    17,800            561
Tyson Foods, Inc. Class A                                        34,200            379
Universal Corp.                                                  19,600            690
Wild Oats Markets, Inc. (AE)                                      8,000             90
                                                                                ------
                                                                                24,341
                                                                                ------
Financial Services - 19.7%
AG Edwards, Inc.                                                 21,495            707
Alexandria Real Estate Equities, Inc. (o)                         2,800            118
Alfa Corp.                                                        7,600             93
Allmerica Financial Corp.                                        12,800            109
American Bank Note Holographics, Inc. (AE)                        4,453              3
American Financial Group, Inc.                                   24,200            561
American Financial Holdings, Inc.                                 5,500            165
AMLI Residential Properties Trust (o)                             4,500             95
Annaly Mortgage Management, Inc.                                 78,300          1,373
Anthracite Capital, Inc.                                         71,200            753
Associated Banc-Corp                                             21,530            723
Astoria Financial Corp.                                          47,600          1,246
Bancorpsouth, Inc.                                               13,600            258
Bank of Hawaii Corp.                                             51,100          1,514
BankAtlantic Bancorp, Inc. Class A                               67,600            630
Banknorth Group, Inc.                                            49,500          1,147
BankUnited Financial Corp. Class A (AE)                           9,600            156
Bear Stearns Cos., Inc. (The)                                    19,334          1,180
Bedford Property Investors (o)                                   12,600            314
BISystem Group, Inc. (The) (AE)                                  72,300          1,294
Blackrock, Inc. (AE)                                              2,900            104
Boston Properties, Inc. (o)                                      24,500            875
Boykin Lodging Co. (o)                                            8,000             68
Brandywine Realty Trust (o)                                       5,200            104
Capital Automotive REIT (o)                                      19,100            468
Capitol Federal Financial                                         6,900            162
Capstead Mortgage Corp.                                           4,900            102
CarrAmerica Realty Corp. (o)                                     17,900            425
Cash America International, Inc.                                 26,000            233
CBL & Associates Properties, Inc. (o)                            12,300            455
CCC Information Services Group (AE)                               4,100             72
Certegy, Inc. (AE)                                               37,800            794
City Holding Co.                                                  3,600            101
City National Corp.                                              10,300            466
CNA Surety Corp.                                                 59,500            826
Colonial BancGroup, Inc. (The)                                   96,700          1,157
Commerce Bancshares, Inc.                                        11,130            463
Commerce Group, Inc.                                             28,400            973
Commercial Federal Corp.                                         51,600          1,200
Commercial Net Lease Realty (o)                                  18,100            282
Community Bank System, Inc.                                      37,080          1,187
Cullen/Frost Bankers, Inc.                                        5,400            187
Delphi Financial Group Class A                                    5,900            229
Deluxe Corp.                                                     33,900          1,567
Dime Bancorp, Inc. 2050 Warrants (AE)                           237,600             24
Doral Financial Corp.                                            49,850          1,309
Downey Financial Corp.                                           16,155            625
Duke Realty Corp. (o)                                            40,500            984
E*TRADE Group, Inc. (AE)                                        149,900            675
East-West Bancorp, Inc.                                          31,300          1,080
Eastgroup Properties (o)                                          6,200            150
Eaton Vance Corp.                                                 3,500            100
eFunds Corp. (AE)                                                37,600            332
Entertainment Properties Trust (o)                               10,500            236
Equity Inns, Inc. (o)                                            41,200            241
Fair Isaac & Co., Inc.                                           15,525            597
FelCor Lodging Trust, Inc. (o)                                   22,100            247
Fidelity National Financial, Inc.                                58,400          1,764
First American Corp.                                            146,400          2,995
First Bancorp Puerto Rico                                        11,250            282
First Commonwealth Financial Corp.                                5,200             62
First Essex Bancorp, Inc.                                        35,525          1,353
First Industrial Realty Trust, Inc. (o)                          14,400            389
First Republic Bank (AE)                                          9,300            188
First Virginia Banks, Inc.                                       20,500            767
FirstFed Financial Corp. (AE)                                    10,400            282
Flagstar Bancorp, Inc.                                           29,000            558
Fremont General Corp.                                            46,500            230

18 Special Growth Fund

Special Growth Fund

Statement of Net Assets, continued--October 31, 2002

                                                                        Market
                                                             Number     Value
                                                               of       (000)
                                                             Shares       $
--------------------------------------------------------------------------------
Fulton Financial Corp.                                        9,800        178
Gabelli Asset Management, Inc. Class A (AE)                   7,700        230
GATX Corp.                                                   24,800        497
Glenborough Realty Trust, Inc. (o)                           17,800        325
Global Payments, Inc.                                        58,900      1,664
Great Lakes REIT, Inc. (o)                                    2,900         50
Harbor Florida Bancshares, Inc.                               8,200        183
Harland (John H.) Co.                                         8,100        155
Health Care REIT, Inc. (o)                                   23,900        671
Healthcare Realty Trust, Inc. (o)                             6,400        198
Henry (Jack) & Associates                                    54,100        556
Hibernia Corp. Class A                                       68,300      1,346
Hilb Rogal & Hamilton Co.                                    11,400        467
Hospitality Properties Trust (o)                             36,800      1,204
HRPT Properties Trust (o)                                   160,200      1,261
Iberiabank Corp.                                              2,300         85
Independence Community Bank                                  43,500      1,117
IndyMac Bancorp, Inc. (AE)                                   36,694        684
Innkeepers USA Trust (o)                                     19,200        149
Interactive Data Corp. (AE)                                  58,094        844
Investment Technology Group, Inc. (AE)                       46,300      1,477
Investors Financial Services Corp.                           56,300      1,727
IPC Holdings, Ltd. (AE)                                      37,000      1,153
IRT Property Co. (o)                                         12,200        145
Irwin Financial Corp.                                        16,900        245
iStar Financial, Inc. (o)                                    59,500      1,690
JDN Realty Corp. (o)                                         20,400        222
Jefferies Group, Inc.                                        42,700      1,778
John Nuveen Co. (The) Class A                                19,300        523
Keystone Property Trust (o)                                   8,600        143
Koger Equity, Inc. (o)                                       20,900        324
Kronos, Inc. (AE)                                             3,200        114
Landamerica Financial Group, Inc.                            44,900      1,594
LaSalle Hotel Properties (o)                                  2,200         29
Legg Mason, Inc.                                             12,800        595
LendingTree, Inc. (AE)                                       18,000        221
Lexington Corporate Properties Trust (o)                      3,400         51
Local Financial Corp. (AE)                                    3,800         54
Mack-Cali Realty Corp. (o)                                    4,300        124
MAF Bancorp, Inc.                                            49,200      1,599
Markel Corp. (AE)                                            10,300      2,086
Mercantile Bankshares Corp.                                   2,700        105
Metris Cos., Inc.                                            36,800        105
MFA Mortgage Investments, Inc.                               79,200        644
MGIC Investment Corp.                                        15,500        650
Mid-America Apartment Communities, Inc. (o)                   6,100        144
Mony Group, Inc.                                             39,800      1,018
Moody's Corp.                                                14,300        674
National Health Investors, Inc. (o)                           6,900        111
Netbank, Inc. (AE)                                            8,900         88
Neuberger Berman, Inc.                                       19,950        586
New Century Financial Corp.                                  66,200      1,397
New Plan Excel Realty Trust (o)                              46,300        802
New York Community Bancorp, Inc.                             57,550      1,671
North Fork BanCorp., Inc.                                    29,000      1,115
Novastar Financial, Inc.                                     17,900        416
OceanFirst Financial Corp.                                    4,200         90
Ohio Casualty Corp. (AE)                                     26,800        353
Pacific Northwest Bancorp                                     4,500        110
Pan Pacific Retail Properties, Inc. (o)                       8,400        281
Parkway Properties, Inc. (o)                                  4,300        144
Peoples Bank Bridgeport                                       3,000         74
PFF Bancorp, Inc.                                             6,800        210
Phoenix Cos., Inc. (The)                                     41,400        375
Plum Creek Timber Co., Inc.                                  31,500        712
PMA Capital Corp. Class A                                     1,800         24
Prentiss Properties Trust (o)                                18,600        501
Presidential Life Corp.                                       2,600         32
ProAssurance Corp. (AE)                                         900         15
Protective Life Corp.                                        35,500      1,015
Provident Bankshares Corp.                                    7,276        164
Provident Financial Group, Inc.                               5,000        130
Providian Financial Corp.                                   225,123      1,002
PS Business Parks, Inc. (o)                                   3,200        101
R&G Financial Corp. Class B                                  12,900        308
Radian Group, Inc.                                           22,500        794
Raymond James Financial, Inc.                                63,617      1,991
Realty, Income Corp. (o)                                     12,300        411
Reckson Associates Realty Corp. (o)                           6,000        122
Redwood Trust, Inc.                                          22,400        601
RenaissanceRe Holdings, Ltd.                                 42,500      1,743
Republic Bancorp, Inc.                                        6,788         84
RLI Corp.                                                     4,200        118
Roslyn Bancorp, Inc.                                         48,150        797
Ryder System, Inc.                                          102,100      2,343
Seacoast Financial Services Corp.                             6,000        130
Selective Insurance Group                                     4,200         94
Senior Housing Properties Trust                              34,400        352
Silicon Valley Bancshares (AE)                               19,600        368
South Financial Group, Inc. (The)                             9,600        208
Southwest Bancorp of Texas, Inc. (AE)                        13,700        387
Southwest Bancorp, Inc.                                      21,300        476
Sovereign Bancorp, Inc.                                      68,500        964
Sovran Self Storage, Inc. (o)                                36,400      1,057
Stancorp Financial Group, Inc.                               25,700      1,388
Staten Island Bancorp, Inc.                                  35,200        650
Sterling Bancorp                                              3,960        112
Stewart Information Services Corp. (AE)                       8,800        183
Sun Communities, Inc. (o)                                     2,700         91
Susquehanna Bancshares, Inc.                                  7,400        157
SWS Group, Inc.                                              23,100        299
TCF Financial Corp.                                          18,600        789
Texas Regional Bancshares, Inc. Class A                       3,900        128
Thornburg Mortgage, Inc.                                     32,400        614
Triad Guaranty, Inc. (AE)                                     5,900        216
Trizec Properties, Inc. (o)                                  29,900        303

                                                          Special Growth Fund 19

Special Growth Fund

Statement of Net Assets, continued--October 31, 2002

                                                                       Market
                                                       Number          Value
                                                         of            (000)
                                                       Shares            $
--------------------------------------------------------------------------------
UMB Financial Corp.                                     5,048             197
Union Planters Corp.                                   29,362             830
United Dominion Realty Trust, Inc. (o)                 38,200             551
Unitrin, Inc.                                           5,500             173
Universal Health Realty Income (o)                      4,200             113
W Holding Co., Inc.                                    33,400             594
Watson Wyatt & Co. Holdings (AE)                       25,500             504
Webster Financial Corp.                                36,600           1,186
Weingarten Realty Investors (o)                        11,100             412
Whitney Holding Corp.                                  12,900             438
Willis Group Holdings, Ltd. (AE)                       14,000             428
Wilmington Trust Corp.                                  5,400             164
Wintrust Financial Corp.                                9,500             298
WSFS Financial Corp.                                    2,600              74
XL Capital, Ltd. Class A                               15,900           1,211
                                                                    ---------
                                                                      108,477
                                                                    ---------

Health Care - 10.7%
Accredo Health, Inc. (AE)                              17,700             819
Advanced Neuromodulation Systems, Inc. (AE)             9,300             284
AdvancePCS (AE)                                        37,500             941
Advisory Board Co. (The) (AE)                           5,100             163
Affymetrix, Inc. (AE)                                   9,500             248
Alaris Medical, Inc. (AE)                              13,600              78
Albany Molecular Research, Inc. (AE)                    8,300             128
Alexion Pharmaceuticals, Inc. (AE)                      9,300              95
Alpharma, Inc. Class A                                 38,100             361
American Medical Security Group, Inc. (AE)             13,600             167
Ameripath, Inc. (AE)                                   23,600             354
Applera Corp. - Celera Genomics Group (AE)             84,100             693
Apria Healthcare Group, Inc. (AE)                       8,300             202
Bausch & Lomb, Inc.                                    25,100             781
Bio-Rad Laboratories, Inc. Class A (AE)                20,300             865
Cell GeneSystem, Inc. (AE)                             22,100             231
Cephalon, Inc. (AE)                                    23,000           1,156
Cerner Corp. (AE)                                       3,700             132
Charles River Laboratories International,
   Inc. (AE)                                           67,300           2,473
Conmed Corp. (AE)                                       7,200             141
Corixa Corp. (AE)                                      19,600             168
Coventry Health Care, Inc. (AE)                        56,300           1,884
CR Bard, Inc.                                          19,400           1,085
Cyberonics (AE)                                        12,200             195
Cytyc Corp. (AE)                                       50,178             525
Datascope Corp.                                         3,900              97
DaVita, Inc. (AE)                                     100,226           2,402
Dentsply International, Inc.                           28,650           1,058
Diagnostic Products Corp.                               2,100              87
DVI, Inc. (AE)                                          7,800              68
Edwards Lifesciences Corp. (AE)                        38,000             976
Express Scripts, Inc. Class A (AE)                     10,800             585
First Health Group Corp. (AE)                          58,700           1,525
Genencor International, Inc. (AE)                      33,300             367
Guilford Pharmaceuticals, Inc. (AE)                    18,000              90
Health Net, Inc. (AE)                                  34,800             814
Healthsouth Corp. (AE)                                185,800             808
Henry Schein, Inc. (AE)                                28,800           1,445
Hologic, Inc. (AE)                                     14,300             177
Humana, Inc. (AE)                                      89,500           1,090
Idexx Laboratories, Inc. (AE)                          33,600           1,159
Inhale Therapeutic Systems, Inc. (AE)                  31,000             197
Invitrogen Corp. (AE)                                  69,353           1,934
Kos Pharmaceuticals, Inc. (AE)                         28,000             426
Ligand Pharmaceuticals, Inc. Class B (AE)              14,000              92
Lincare Holdings, Inc. (AE)                            64,200           2,187
Martek Biosciences Corp. (AE)                          43,600             685
Medicis Pharmaceutical Class A (AE)                    41,100           1,886
Meridian Medical Technologies, Inc. (AE)                2,300             101
Mid Atlantic Medical Services (AE)                     50,400           1,835
Neurocrine Biosciences, Inc. (AE)                      23,800           1,069
Noven Pharmaceuticals, Inc. (AE)                        7,600              97
Ocular Sciences, Inc. (AE)                              4,200              90
Odyssey HealthCare, Inc. (AE)                          16,866             590
Omnicare, Inc.                                        107,000           2,325
Option Care, Inc. (AE)                                  5,800              45
Owens & Minor, Inc.                                    42,000             618
Pacificare Health Systems (AE)                         19,200             568
Parexel International Corp. (AE)                       25,500             306
Patterson Dental Co. (AE)                              14,000             721
Perrigo Co. (AE)                                       24,000             302
Pharmaceutical Product Development, Inc. (AE)          13,301             364
Pharmaceutical Resources, Inc. (AE)                    40,900             964
Pharmacopeia, Inc. (AE)                                58,500             572
PSS World Medical, Inc. (AE)                           66,500             508
Respironics, Inc. (AE)                                 48,000           1,533
Sangstat Medical Corp. (AE)                            11,500             215
Sepracor, Inc. (AE)                                    89,200             776
Serologicals Corp. (AE)                                15,600             150
SICOR, Inc. (AE)                                       82,621           1,229
Sola International, Inc. (AE)                          10,500             131
Stericycle, Inc. (AE)                                  27,500             916
Steris Corp. (AE)                                      31,500             836
Sybron Dental Specialties, Inc. (AE)                   13,366             193
Taro Pharmaceuticals Industries (AE)                   21,300             740
Techne Corp. (AE)                                      48,500           1,601
Teva Pharmaceutical Industries - ADR                    6,700             519
Triad Hospitals, Inc. (AE)                             45,200           1,650
Trimeris, Inc. (AE)                                    17,000             896
Varian Medical Systems, Inc. (AE)                      12,100             583
Varian, Inc. (AE)                                       7,600             224
ViaSystem Healthcare, Inc. (AE)                         6,400             103
VISX, Inc. (AE)                                        42,300             343
WebMD Corp. (AE)                                       27,500             174
Wilson Greatbatch Technologies, Inc. (AE)              24,000             671
                                                                    ---------
                                                                       58,882
                                                                    ---------

20 Special Growth Fund

Special Growth Fund

Statement of Net Assets, continued--October 31, 2002

                                                                         Market
                                                         Number           Value
                                                           of             (000)
                                                         Shares             $
--------------------------------------------------------------------------------
Integrated Oils - 0.2%
Great Plains Energy, Inc.                                 36,000             812
Holly Corp.                                                4,200              74
                                                                       ---------
                                                                             886
                                                                       ---------
Materials and Processing - 6.3%
Airgas, Inc. (AE)                                         17,800             272
AK Steel Holding Corp. (AE)                               84,100             609
Albemarle Corp.                                           13,200             371
AMCOL International Corp.                                  5,000              28
Aptargroup, Inc.                                          41,700           1,165
Arch Chemicals, Inc.                                      12,600             235
Ashland, Inc.                                             12,700             333
Ball Corp.                                                15,400             746
Boise Cascade Corp.                                        6,200             147
Cabot Corp.                                               50,400           1,193
Calgon Carbon Corp.                                      113,320             475
Cambrex Corp.                                             13,200             367
Caraustar Industries, Inc.                                 5,300              48
Centex Construction Products, Inc.                         2,700              92
Chesapeake Corp.                                          19,900             304
CLARCOR, Inc.                                              3,100              96
Cleveland-Cliffs, Inc.                                     8,300             168
CoorsTek, Inc. (AE)                                       63,323             944
Corrections Corp. of America (AE)                         11,000             177
Crompton Corp.                                             8,700              58
Cytec Industries, Inc. (AE)                               38,600             935
DHB Industries, Inc. (AE)                                 24,900              51
Eastern Co. (The)                                         35,500             430
EMCOR Group, Inc. (AE)                                    22,600           1,099
Energizer Holdings, Inc. (AE)                             24,250             724
FBR Asset Investment Corp.                                39,300           1,179
Finish Line Class A (AE)                                  21,600             194
Genzyme Corp.-Generall Division (AE)                       6,300             175
Grant Prideco, Inc. (AE)                                  47,288             457
Great Lakes Chemical Corp.                                13,900             338
Greif Brothers Corp. Class A                               2,500              63
Griffon Corp. (AE)                                         8,900             103
HB Fuller Co.                                             11,400             325
Hughes Supply, Inc.                                       37,800           1,291
IMC Global, Inc.                                          30,400             334
Lennox International, Inc.                                75,800             981
LNR Property Corp.                                        35,100           1,251
Longview Fibre Co.                                        33,000             224
Louisiana-Pacific Corp.                                  129,900             876
Lubrizol Corp.                                            25,700             745
MacDermid, Inc.                                            4,900              98
Martin Marietta Materials, Inc.                            4,609             128
Maverick Tube Corp. (AE)                                  43,705             557
Minerals Technologies, Inc.                               12,200             536
Myers Industries, Inc.                                     9,000             111
NCI Building Systems, Inc. (AE)                            5,000              94
Nortek, Inc. (AE)                                          3,700             166
OM Group, Inc.                                             3,600              23
Pactiv Corp. (AE)                                         35,400             702
Precision Castparts Corp.                                 71,900           1,396
Quanex Corp.                                              12,700             451
Reliance Steel & Aluminum Co.                              5,300             111
Rogers Corp. (AE)                                          3,800              95
RPM International, Inc.                                    6,700             101
Schulman (A.), Inc.                                       42,900             751
Scotts Co. (The) Class A (AE)                             24,400           1,161
Sealed Air Corp. (AE)                                     20,300             311
SIFCO Industries, Inc. (AE)                              145,400             407
Sigma-Aldrich Corp.                                        6,300             288
Silgan Holdings, Inc. (AE)                                 3,400              63
SPS Technologies, Inc. (AE)                               22,300             542
Standard Register Co. (The)                               21,600             501
Steel Dynamics, Inc. (AE)                                 44,900             585
Telik, Inc. (AE)                                          52,100             768
Temple-Inland, Inc.                                       23,700             972
Texas Industries, Inc.                                    28,000             679
Timken Co.                                                31,100             567
Tractor Supply Co. (AE)                                   10,000             380
Trex Co., Inc. (AE)                                        6,000             171
Unifi, Inc. (AE)                                          34,300             189
United States Steel Corp.                                 29,600             380
Universal Forest Products, Inc.                              100               2
USEC, Inc.                                                59,500             399
USG Corp. (AE)                                            27,700             124
Valspar Corp.                                              5,600             234
Watsco, Inc.                                              10,900             174
Wausau-Mosinee Paper Corp.                                10,100              96
Wellman, Inc.                                              7,000              71
Worthington Industries                                    45,300             853
                                                                       ---------
                                                                          34,840
                                                                       ---------
Miscellaneous - 1.1%
Carlisle Cos., Inc.                                       13,900             518
GenCorp, Inc.                                             34,100             279
ITT Industries, Inc.                                       2,500             162
Johnson Controls, Inc.                                    13,000           1,014
Kaman Corp. Class A                                        4,700              53
Lancaster Colony Corp.                                    10,600             482
St. Joe Co. (The)                                         34,600           1,010
Textron, Inc.                                             26,000           1,066
US Industries, Inc. (AE)                                  86,800             200
Wesco Financial Corp.                                      4,080           1,218
                                                                       ---------
                                                                           6,002
                                                                       ---------

Other Energy - 4.6%
Aquila, Inc.                                             153,900             569
BJ Services Co. (AE)                                      21,700             658
Cooper Cameron Corp. (AE)                                 13,400             625
Devon Energy Corp.                                        20,000           1,010
EOG Resources, Inc.                                       26,000             963
Evergreen Resources, Inc. (AE)                            20,100             827
GlobalSantaFe Corp.                                       42,425           1,014

                                                          Special Growth Fund 21

Special Growth Fund

Statement of Net Assets, continued--October 31, 2002

                                                                         Market
                                                        Number            Value
                                                          of              (000)
                                                        Shares              $
--------------------------------------------------------------------------------
Gulfmark Offshore, Inc. (AE)                               69,000         1,056
Helmerich & Payne, Inc.                                     5,200           147
Houston Exploration Co. (AE)                                5,400           166
Hydril Co. (AE)                                            16,700           452
Key Energy Services, Inc. (AE)                            116,160         1,037
Nabors Industries, Ltd. (AE)                               28,000           979
National-Oilwell, Inc. (AE)                                93,900         1,958
Newfield Exploration Co. (AE)                               5,000           175
Ocean Energy, Inc.                                         20,900           389
Oceaneering International, Inc. (AE)                        4,000           111
Octel Corp.                                                 2,900            52
Parker Drilling Co. (AE)                                   75,300           175
Patina Oil & Gas Corp.                                      8,425           246
Patterson-UTI Energy, Inc. (AE)                            36,211         1,047
Pioneer Natural Resources Co. (AE)                         25,400           632
PNM Resources, Inc.                                        15,300           337
Pogo Producing Co.                                         16,800           606
Premcor, Inc. New (AE)                                      4,400            88
Rowan Cos., Inc.                                           49,000           999
Seacor Smit, Inc. (AE)                                      2,400            99
Smith International, Inc. (AE)                             45,100         1,410
St. Mary Land & Exploration Co.                            11,100           281
Stone Energy Corp. (AE)                                    24,400           785
Talisman Energy, Inc.                                      22,085           811
Tidewater, Inc.                                            29,000           817
Tom Brown, Inc. (AE)                                       23,000           550
Universal Compression Holdings, Inc. (AE)                  18,300           355
Varco International, Inc. (AE)                             12,300           202
Veritas DGC, Inc. (AE)                                     59,100           520
Vintage Petroleum, Inc.                                   170,374         1,636
Westport Resources Corp. (AE)                              17,700           307
XTO Energy, Inc.                                           61,725         1,484
                                                                     ----------
                                                                         25,575
                                                                     ----------

Producer Durables - 6.2%
Advanced Energy Industries, Inc. (AE)                      39,300           474
AGCO Corp.                                                 21,700           551
Allen Telecom, Inc. (AE)                                   84,100           520
Alliant TechSystems, Inc. (AE)                              4,700           283
Ametek, Inc.                                               10,300           363
Asyst Technologies, Inc. (AE)                              80,271           482
Baldor Electric Co.                                         5,100            96
Beazer Homes USA, Inc. (AE)                                20,500         1,347
Brooks-PRI Automation, Inc. (AE)                           23,655           362
C-COR.net Corp. (AE)                                       14,000            58
Cascade Corp. (AE)                                          1,000            13
CNH Global NV                                              44,000           134
Curtiss-Wright Corp.                                       11,900           736
Cymer, Inc. (AE)                                           56,295         1,414
Donaldson Co., Inc.                                        14,000           442
Dover Corp.                                                 4,000           100
DR Horton, Inc.                                            49,200           948
Electro Scientific Industries, Inc. (AE)                   30,401           568
Engineered Support Systems, Inc.                           10,900           533
Esterline Technologies Corp. (AE)                          18,400           334
FEI Co. (AE)                                               31,888           512
Hovnanian Enterprises, Inc. Class A (AE)                   21,000           794
Hubbell, Inc. Class B                                      14,300           485
IKON Office Solutions, Inc.                               238,900         1,691
Ingersoll-Rand Co. Class A                                 21,000           819
Ionics, Inc. (AE)                                          11,500           261
Itron, Inc. (AE)                                           25,939           568
Kadant, Inc. (AE)                                          16,400           237
Lennar Corp.                                               22,200         1,225
LTX Corp. (AE)                                             21,000           130
M/I Schottenstein Homes, Inc.                              33,200         1,076
MDC Holdings, Inc.                                         19,100           717
Mettler Toledo International, Inc. (AE)                    26,500           794
Millipore Corp.                                            45,600         1,551
MKS Instruments, Inc. (AE)                                 38,646           507
Moog, Inc. Class A (AE)                                     8,500           226
Novellus Systems, Inc. (AE)                                25,100           793
Orbital Sciences Corp. (AE)                               118,100           422
Photon Dynamics, Inc. (AE)                                 24,120           517
Photronics, Inc. (AE)                                      56,400           685
Plantronics, Inc. (AE)                                     30,800           461
RF Micro Devices, Inc. (AE)                                94,367           801
Rockwell Collins, Inc.                                     15,400           347
Rudolph Technologies, Inc. (AE)                            36,601           625
Ryland Group, Inc.                                         29,000         1,206
Standard-Pacific Corp.                                     32,600           792
Starrett (L.S.) Co. Class A                                28,200           409
Steelcase, Inc. Class A                                    21,400           195
Technitrol, Inc.                                            4,900            72
Tecumseh Products Co. Class A                               4,900           222
Teledyne Technologies, Inc. (AE)                           39,800           575
Teradyne, Inc. (AE)                                        37,700           457
Terex Corp. (AE)                                           31,736           370
Thomas & Betts Corp. (AE)                                   6,500           108
Toll Brothers, Inc. (AE)                                  104,100         2,132
Triumph Group, Inc. (AE)                                   17,600           433
United Defense Industries, Inc. (AE)                       43,600           998
Veeco Instruments, Inc. (AE)                                8,400           101
Watts Industries, Inc. Class A                              8,200           135
William Lyon Homes, Inc. (AE)                               4,100            99
Woodward Governor Co.                                       2,000            76
                                                                     ----------
                                                                         34,382
                                                                     ----------

Technology - 12.5%
3Com Corp. (AE)                                           394,900         1,666
Acxiom Corp. (AE)                                          93,800         1,182
Adtran, Inc. (AE)                                          17,600           447
Affiliated Computer Services, Inc.
   Class A (AE)                                            20,700           953
Alliance Data Systems Corp. (AE)                           77,600         1,319
American Management Systems (AE)                           10,400           125
Amphenol Corp. Class A (AE)                                 2,700           104
Anadigics, Inc. (AE)                                       18,900            43

22 Special Growth Fund

Special Growth Fund

Statement of Net Assets, continued--October 31, 2002

                                                                          Market
                                                             Number       Value
                                                               of         (000)
                                                             Shares         $
--------------------------------------------------------------------------------
Anixter International, Inc. (AE)                             35,100          810
Anteon International Corp. (AE)                              15,400          354
Arbitron, Inc. (AE)                                          33,700        1,151
Arris Group, Inc. (AE)                                      115,900          202
Arrow Electronics, Inc. (AE)                                197,200        2,589
Ascential Software Corp. (AE)                                74,000          179
ASM International NV (AE)                                    66,100          839
ATI Technologies, Inc. (AE)                                 115,900          744
Autodesk, Inc.                                               61,800          723
Avaya, Inc. (AE)                                             64,600          129
Avnet, Inc.                                                 184,300        1,714
BEA Systems, Inc. (AE)                                       90,000          728
Bell Microproducts, Inc. (AE)                                12,700           69
Benchmark Electronics, Inc. (AE)                             33,400          743
Black Box Corp. (AE)                                          5,400          228
Borland Software Corp. (AE)                                   9,500          128
Business Objects SA - ADR (AE)                               23,100          344
CACI International, Inc. Class A (AE)                         7,800          319
Checkpoint Systems, Inc. (AE)                                12,600          127
ChipPAC, Inc. Class A (AE)                                   14,300           38
Cognizant Technology Solutions Corp. (AE)                     5,900          390
Coherent, Inc. (AE)                                          28,909          511
Computer Network Technology Corp. (AE)                       39,500          241
Concord Communications, Inc. (AE)                             8,200           60
Conexant Systems, Inc. (AE)                                 157,800          194
Cree, Inc. (AE)                                              52,948          913
CSG Systems International (AE)                               11,800          152
Digex, Inc. (AE)                                            196,000           33
Documentum, Inc. (AE)                                       115,444        1,687
DSP Group, Inc. (AE)                                          5,800           83
E.piphany, Inc. (AE)                                         48,100          192
EDO Corp.                                                    29,500          494
EMS Technologies, Inc. (AE)                                  16,804          235
EnteraSystem Networks, Inc. (AE)                             83,700          101
ESCO Technologies, Inc. (AE)                                  8,000          291
ESS Technology (AE)                                          17,300           94
Exar Corp. (AE)                                              70,400          887
Fairchild Semiconductor International, Inc.
   Class A (AE)                                              50,500          601
Foundry Networks, Inc. (AE)                                 116,962          827
Global Imaging Systems, Inc. (AE)                            25,600          471
Harris Corp.                                                 57,600        1,519
Hypercom Corp. (AE)                                          20,100           44
Hyperion Solutions Corp. (AE)                                68,000        1,836
II-VI, Inc. (AE)                                             47,760          654
Imation Corp. (AE)                                           59,100        2,418
Informatica Corp. (AE)                                      119,800          623
Ingram Micro, Inc. Class A (AE)                             122,300        1,753
Integrated Circuit Systems, Inc. (AE)                        53,462        1,093
Inter-Tel, Inc.                                              42,200        1,141
Intergraph Corp. (AE)                                        43,900          808
Internet Security Systems (AE)                               35,700          659
Intersil Corp. Class A (AE)                                  39,900          678
Intrado, Inc. (AE)                                           46,040          445
Invision Technologies, Inc. (AE)                              9,300          329
Iomega Corp. (AE)                                            92,800          798
j2 Global Communications, Inc. (AE)                          18,513          508
JD Edwards & Co. (AE)                                        27,900          331
Kemet Corp. (AE)                                              1,100           10
Keynote Systems, Inc. (AE)                                   31,200          242
L-3 Communications Holdings, Inc. (AE)                        6,700          315
Lattice Semiconductor Corp. (AE)                            128,000          867
Lawson Software, Inc. (AE)                                   44,500          176
Linear Technology Corp.                                      11,100          307
Loral Space & Communications (AE)                           192,200           65
LSI Logic Corp. (AE)                                        119,000          702
Macrovision Corp. (AE)                                       38,100          491
Maxtor Corp. (AE)                                           359,000        1,350
MEMC Electronic Materials, Inc. (AE)                         10,600           74
Mercury Computer Systems, Inc. (AE)                          23,700          715
Mercury Interactive Corp. (AE)                               19,600          517
Methode Electronics Class A                                  16,600          153
Microchip Technology, Inc.                                   50,257        1,226
MicroStrategy, Inc. Class A (AE)                             52,768          647
Microtune, Inc. (AE)                                         72,688          123
Mykrolis Corp. (AE)                                          17,148           96
National Instruments Corp. (AE)                              24,500          703
NetScreen Technologies, Inc. (AE)                            41,535          547
Novell, Inc. (AE)                                            10,400           25
O2Micro International, Ltd. (AE)                             32,700          281
Omnivision Technologies, Inc. (AE)                            9,500          108
Optimal Robotics Corp. Class A (AE)                          10,800           67
Overture Services, Inc. (AE)                                 32,496          895
Park Electrochemical Corp.                                    6,500          117
Pinnacle Systems, Inc. (AE)                                  38,100          453
Pioneer Standard Electronics                                 23,700          166
Planar Systems, Inc. (AE)                                     5,600          103
Precise Software Solutions, Ltd. (AE)                        61,600          715
Quantum Corp. (AE)                                          179,400          531
Quest Software, Inc. (AE)                                    70,000          764
Sandisk Corp. (AE)                                           73,200        1,447
ScanSoft, Inc. (AE)                                          32,600          151
Scansource, Inc. (AE)                                         4,300          258
Secure Computing Corp. (AE)                                  40,586          168
Serena Software, Inc. (AE)                                   34,480          550
Silicon Laboratories, Inc. (AE)                              28,000          596
Silicon Storage Technology, Inc. (AE)                        23,600          105
Skyworks Solutions, Inc. (AE)                               146,814        1,042
Standard MicroSystems Corp. (AE)                              6,184          119
Storage Technology Corp. (AE)                                62,500        1,105
SynopSystem, Inc. (AE)                                        7,237          274
Systems & Computer Technology Corp. (AE)                      8,500           80
TIBCO Software, Inc. (AE)                                    84,700          423
Trimble Navigation, Ltd. (AE)                                20,100          263
UniSystem Corp. (AE)                                         77,300          675
UNOVA, Inc. (AE)                                             98,300          492
Utstarcom, Inc. (AE)                                         31,100          531
Verity, Inc. (AE)                                            54,613          493
Vignette Corp. (AE)                                         125,500          133
Vitesse Semiconductor Corp. (AE)                             58,300          103

                                                          Special Growth Fund 23

Special Growth Fund

Statement of Net Assets, continued--October 31, 2002

                                                                        Market
                                                          Number        Value
                                                            of           (000)
                                                          Shares           $
--------------------------------------------------------------------------------
WebMethods, Inc. (AE)                                      60,005           434
Websense, Inc. (AE)                                        32,369           654
Western Digital Corp. (AE)                                288,700         1,787
Zebra Technologies Corp. Class A (AE)                       8,200           504
Zoran Corp. (AE)                                           52,184           782
                                                                      ---------
                                                                         68,811
                                                                      ---------

Utilities - 2.6%
AES Corp. (The) (AE)                                      325,800           577
AGL Resources, Inc.                                        35,700           839
Alliant Energy Corp.                                       23,000           368
American States Water Co.                                   5,000           134
Avista Corp.                                               67,300           693
Citizens Communications Co. (AE)                           33,900           282
Cleco Corp.                                                11,200           156
CMS Energy Corp.                                          166,500         1,304
Energen Corp.                                              18,700           522
Energy East Corp.                                          19,900           424
Hawaiian Electric Industries                               14,800           708
Idacorp, Inc.                                               4,000           104
IDT Corp. (AE)                                             38,200           657
National Fuel Gas Co.                                       1,600            32
New Jersey Resources Corp.                                  3,450           109
Northeast Utilities                                        21,500           324
Northwest Natural Gas Co.                                   4,500           135
Northwestern Corp.                                         44,000           374
Oneok, Inc.                                                62,600         1,186
Pinnacle West Capital Corp.                                54,300         1,548
Questar Corp.                                               4,100           106
Quintiles Transnational Corp. (AE)                         17,200           185
South Jersey Industries, Inc.                               2,600            83
Southwest Gas Corp.                                        13,300           299
Telephone & Data Systems, Inc.                             10,300           524
UGI Corp.                                                  20,400           791
UIL Holdings Corp.                                          2,200            66
US Cellular Corp. (AE)                                     29,500           814
Westar Energy, Inc.                                        14,700           159
Western Gas Resources, Inc.                                 3,300           109
Wisconsin Energy Corp.                                     15,900           365
WPS Resources Corp.                                         2,700           104
                                                                      ---------
                                                                         14,081
                                                                      ---------

Total Common Stocks
(cost $522,195)                                                         510,183
                                                                      ---------

Short-Term Investments - 7.6%
Frank Russell Investment Company
   Money Market Fund (c)                                   38,538        38,538
United States Treasury Bill (c)(y)(S)
   1.640% due 12/19/02                                      3,200         3,193
                                                                      ---------
Total Short-Term Investments
(cost $41,731)                                                           41,731
                                                                      ---------
Total Investments - 100.2%
(identified cost $563,926)                                              551,914

Other Assets and Liabilities,
Net - (0.2%)                                                               (934)
                                                                      ---------
Net Assets - 100.0%                                                     550,980
                                                                      =========

                                                                  Unrealized
                                                   Notional      Appreciation
                                                    Amount      (Depreciation)
Futures Contracts                                   (000)            (000)
(Number of Contracts)                                 $                $
--------------------------------------------------------------------------------
Long Positions
Russell 2000 Index
   expiration date 12/02 (159)                             29,701          (261)

S&P 500 Index
   expiration date 12/02 (49)                              10,846           357
                                                                      ---------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                       96
                                                                      =========

See accompanying notes which are an integral part of the financial statements.

24 Special Growth Fund

Equity Income Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: To achieve a high level of current income while maintaining the potential for capital appreciation.

Invests in: Primarily income-producing US equity securities.

Strategy: The Fund uses a multi-manager strategy intended to achieve a high level of current income and the potential for capital appreciation with moderate risk. The Fund employed the investment management services of four managers with four separate approaches to value-oriented investment.

[GRAPH]

Equity Income Fund - Class S
-----------------------------------------------
Periods Ended      Growth of           Total
   10/31/02         $10,000            Return
--------------     ---------        -----------
1 Year              $  8,345        (16.55)%
5 Years             $  8,675         (2.80)%(S)
10 Years            $ 21,550          7.98%(S)

Equity Income Fund - Class E++
-----------------------------------------------
Periods Ended      Growth of           Total
   10/31/02         $10,000            Return
--------------     ---------        -----------
1 Year              $  8,327        (16.74)%
5 Years             $  8,542         (3.10)%(S)
10 Years            $ 21,071          7.73%(S)


Equity Income Fund - Class C++++
-----------------------------------------------
Periods Ended       Growth of           Total
   10/31/02          $10,000           Return
--------------     ---------        -----------
1 Year              $  8,269        (17.31)%
5 Years             $  8,315         (3.62)%(S)
10 Years            $ 20,510          7.44%(S)

Russell 1000(R) Value Index
-----------------------------------------------
Periods Ended     Growth of           Total
   10/31/02        $10,000            Return
--------------     ---------        -----------
1 Year              $  8,998         (10.02)%
5 Years             $ 11,197           2.29%(S)
10 Years            $ 29,015          11.24%(S)

Performance Review
For the year ended October 31, 2002, the Equity Income Fund Class S, Class E and Class C shares lost 16.55%, 16.74% and 17.31%, respectively, underperforming the Fund's benchmark, the Russell 1000(R) Value Index, which lost 10.02%.

Market and Portfolio Highlights
Broad US equity markets experienced a short rally in November and December of 2001, but by the end of the first calendar quarter of 2002, and throughout most of the remaining fiscal year, a trend of market losses had returned. Corporate accounting and earnings remained under scrutiny as the economy gave mixed signals, such as healthy consumer spending and low interest rates, which contrasted with negative factors such as rising unemployment and a depressed manufacturing sector.

During the past twelve months, the market environment was difficult for active managers. However, managers who were defensively positioned through exposure to stocks of undervalued, anti-cyclical companies with histories of predictable earnings and

26 Equity Income Fund

Equity Income Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

low debt levels generally outperformed those managers favoring companies with positive forward-looking earnings growth. The Fund's investment approach was not fully rewarded since it tended to favor companies with strong growth potential.

The Fund's emphasis on earnings variability, underweighting of defensive stocks, a fully invested position, and avoidance of an overweight position in midcap value stocks dampened returns during this period. Both sector allocation and stock selection were below-average, with stock selection the primary detractor of Fund performance. The Fund's managers underperformed in ten out of twelve sectors during the period.

Value stocks held firmer than growth issues for most of the fiscal period, but in the last four months, growth stocks staged a return. Barclays Global Investors de-emphasized earnings revisions in their stock selection model, and as a result, performed well in a market that rewarded valuation and earnings quality. However, they were the only positive influence on Fund performance relative to the benchmark. Iridian had disappointing below-average stock selection as it overweighted many companies (Tyco, EDS, Aon Corp., El Paso Corp., Tenet Healthcare, Cigna, Sears, etc.) whose management and accounting practices were questioned. Iridian lagged the benchmark by over 9% during the fiscal period. Westpeak also underperformed relative to the benchmark by over 5% due to unrewarded stock selection, and was terminated when the chief investment strategist announced an immediate retirement. Brandywine and DePrince replaced Westpeak in June and started slowly in a difficult current market environment, underperforming the benchmark by 5% and 3%, respectively, during this period.

Top Ten Equity Holdings
(as a percent of Total Investments)                           October 31, 2002
Citigroup, Inc.                                                           3.2%
Bank of America Corp.                                                     2.3
Exxon Mobil Corp.                                                         2.0
SBC Communications, Inc.                                                  1.8
ChevronTexaco Corp.                                                       1.7
Verizon Communications, Inc.                                              1.6
St. Paul Cos.                                                             1.5
Wells Fargo & Co.                                                         1.3
Honeywell International, Inc.                                             1.2
International Business Machines Corp.                                     1.2

Portfolio Characteristics

                                                              October 31, 2002
Current P/E Ratio                                                       16.6x
Portfolio Price/Book Ratio                                              1.96x
Market Capitalization - $-Weighted Average                          42.83 Bil
Number of Holdings                                                        439

   Money Managers                                                       Style

Barclays Global Fund Advisors                                           Value
Brandywine Asset Management, LLC                                        Value
DePrince, Race & Zollo, Inc.                                            Value
Iridian Asset Management, LLC                                           Value

                             -----------------------

 *   Equity Income Fund Class S assumes initial investment on November 1, 1992.

 ** Russell 1000(R) Value Index includes stocks from the Russell 1000(R) Index with a less than average growth orientation. The Index represents the universe of stocks from which most price-driven managers typically select. The Russell 1000(R) Value Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

 ++ Equity Income Fund Class S performance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

 ++++Equity Income Fund Class S and Class E performance has been linked with
     Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                           Equity Income Fund 27

Equity Income Fund

Statement of Net Assets--October 31, 2002

                                                                         Market
                                                         Number          Value
                                                           of            (000)
                                                         Shares            $
--------------------------------------------------------------------------------
Common Stocks - 96.8%
Auto and Transportation - 1.9%
American Axle & Manufacturing
   Holdings, Inc. (AE)                                     1,597            38
AMR Corp. (AE)                                               271             1
ArvinMeritor, Inc.                                         1,981            30
Burlington Northern Santa Fe Corp.                        17,451           449
Cooper Tire & Rubber Co.                                   4,024            52
CSX Corp.                                                    110             3
Delphi Corp.                                               5,605            39
FedEx Corp.                                                2,811           150
Ford Motor Co.                                            34,241           290
General Motors Corp.                                         543            18
JetBlue Airways Corp. (AE)                                    80             3
Lear Corp. (AE)                                              456            17
Paccar, Inc.                                                 480            21
Skywest, Inc.                                                980            15
Southwest Airlines Co.                                     2,723            40
TRW, Inc.                                                  4,964           265
Union Pacific Corp.                                        2,071           122
                                                                       -------
                                                                         1,553
                                                                       -------

Consumer Discretionary - 12.0%
AOL Time Warner, Inc. (AE)                                23,979           354
Banta Corp.                                                  734            23
BearingPoint, Inc. (AE)                                   12,900           101
BJ's Wholesale Club, Inc. (AE)                             7,800           158
Black & Decker Corp.                                         330            15
Blyth, Inc.                                                1,722            49
Career Education Corp. (AE)                                  480            19
Carnival Corp.                                            14,900           389
CEC Entertainment, Inc. (AE)                                 260             7
Cendant Corp. (AE)                                        44,600           513
Clear Channel Communications, Inc. (AE)                      470            17
Clorox Co.                                                11,190           503
Colgate-Palmolive Co.                                        143             8
Darden Restaurants, Inc.                                   2,525            48
DoubleClick, Inc. (AE)                                     1,640            11
Dow Jones & Co., Inc.                                      6,200           218
Eastman Kodak Co.                                          3,200           105
EchoStar Communications Corp.
   Class A (AE)                                              640            13
Expedia, Inc. Class A (AE)                                    91             6
Family Dollar Stores                                         483            15
Federated Department Stores (AE)                           2,865            88
Fortune Brands, Inc.                                       1,752            88
Gannett Co., Inc.                                            651            49
Gemstar-TV Guide International, Inc. (AE)                    892             3
Gillette Co. (The)                                         3,306            99
GTECH Holdings Corp. (AE)                                  1,204            31
Harrah's Entertainment, Inc. (AE)                          1,760            74
Hearst-Argyle Television, Inc. (AE)                          260             6
Home Depot, Inc.                                          27,409           792
Interpublic Group Cos., Inc.                              19,520           234
JC Penney Co., Inc. Holding Co.                           11,300           215
Jones Apparel Group, Inc. (AE)                             2,738            95
Kimberly-Clark Corp.                                      13,680           705
Knight-Ridder, Inc.                                        1,412            85
Ltd Brands                                                16,568           260
Mattel, Inc.                                               3,985            73
May Department Stores Co. (The)                           14,275           333
McDonald's Corp.                                           5,359            97
Media General, Inc. Class A                                  190            10
Nordstrom, Inc.                                            6,000           120
Park Place Entertainment Corp. (AE)                        1,182             9
Petsmart, Inc. (AE)                                          910            17
Pittston Brink's Group                                       493            10
Pixar, Inc. (AE)                                           1,600            82
Procter & Gamble Co.                                       7,325           648
RadioShack Corp. (AE)                                      3,207            67
Saks, Inc. (AE)                                              600             7
Sears Roebuck and Co.                                     14,600           383
Service Corp. International (AE)                          26,800            84
ServiceMaster Co. (The)                                    6,935            71
Staples, Inc. (AE)                                         1,159            18
Starwood Hotels & Resorts Worldwide, Inc.                  1,794            42
Talbots, Inc.                                                790            22
Tech Data Corp. (AE)                                         890            28
Ticketmaster Class B (AE)                                    371             9
TJX Cos., Inc.                                             6,900           142
USA Interactive (AE)                                      11,750           297
VF Corp.                                                   2,598            96
Viacom, Inc. Class B (AE)                                  8,885           396
Wallace Computer Services, Inc.                            1,167            21
Walt Disney Co.                                           29,127           486
Washington Post Class B                                       70            51
Waste Management, Inc.                                    28,728           661
Westwood One, Inc. (AE)                                      273            10
Williams-Sonoma, Inc. (AE)                                   120             3
Yum! Brands, Inc. (AE)                                     1,922            43
                                                                       -------
                                                                         9,732
                                                                       -------

Consumer Staples - 3.5%
Albertson's, Inc.                                            957            21
Anheuser-Busch Cos., Inc.                                  2,585           136
Campbell Soup Co.                                          4,500            95
Conagra Foods, Inc.                                       17,694           429
Dial Corp. (The)                                           1,776            38
Dole Food Co.                                                352            10
General Mills, Inc.                                        4,200           174
Hershey Foods Corp.                                          250            16
HJ Heinz Co.                                               7,900           254
Hormel Foods Corp.                                         2,795            68
Kraft Foods, Inc. Class A                                  6,100           241
Kroger Co. (AE)                                            5,254            78
Monsanto Co.                                              14,342           237
Pepsi Bottling Group, Inc.                                   570            15
PepsiAmericas, Inc.                                        3,665            56

28 Equity Income Fund

Equity Income Fund

Statement of Net Assets, continued--October 31, 2002

                                                                                  Market
                                                             Number                Value
                                                               of                  (000)
                                                             Shares                  $
----------------------------------------------------------------------------------------
PepsiCo, Inc.                                                  3,361                 148
Philip Morris Cos., Inc.                                      10,441                 425
RJ Reynolds Tobacco Holdings, Inc.                             2,108                  85
Ruddick Corp.                                                    406                   6
Safeway, Inc. (AE)                                               510                  12
Sara Lee Corp.                                                 8,500                 194
Smithfield Foods, Inc. (AE)                                      402                   6
Supervalu, Inc.                                                5,903                  99
Tyson Foods, Inc. Class A                                        270                   3
                                                                                  ------
                                                                                   2,846
                                                                                  ------
Financial Services - 31.7%
ACE, Ltd.                                                        430                  13
Aflac, Inc.                                                    9,083                 276
AG Edwards, Inc.                                               1,135                  37
Allmerica Financial Corp.                                      1,651                  14
Allstate Corp. (The)                                           9,607                 382
AMBAC Financial Group, Inc.                                       66                   4
American Express Co.                                           3,504                 127
American Financial Group, Inc.                                   825                  19
American International Group                                  11,758                 735
AmSouth Bancorp                                                3,765                  74
Annaly Mortgage Management, Inc.                               3,571                  63
AON Corp.                                                      2,073                  38
Apartment Investment & Management Co.
   Class A (o)                                                 1,781                  63
Arden Realty, Inc. (o)                                           120                   3
Associated Banc-Corp                                             335                  11
Astoria Financial Corp.                                          240                   6
Bank of America Corp.                                         27,197               1,897
Bank of New York Co., Inc. (The)                               9,247                 240
Bank One Corp.                                                13,777                 531
BB&T Corp.                                                     3,651                 132
Berkshire Hathaway, Inc. Class B (AE)                            210                 517
CarrAmerica Realty Corp. (o)                                   3,105                  74
Charter One Financial, Inc.                                    2,539                  77
Chubb Corp.                                                    7,669                 433
Cigna Corp.                                                    2,022                  73
Citigroup, Inc.                                               69,782               2,577
CNA Financial Corp. (AE)                                         805                  21
Colonial BancGroup, Inc. (The)                                   392                   5
Comerica, Inc.                                                 5,982                 261
Commerce Bancshares, Inc.                                         70                   3
Compass Bancshares, Inc.                                         744                  24
Crescent Real Estate Equities Co. (o)                            845                  12
Deluxe Corp.                                                   3,185                 147
Duke Realty Corp. (o)                                          4,721                 115
Equifax, Inc.                                                    131                   3
Equity Office Properties Trust (o)                             5,049                 122
Equity Residential (o)                                           400                   9
Fannie Mae                                                     5,131                 343
Federated Investors, Inc. Class B                              2,266                  61
Fidelity National Financial, Inc.                              1,312                  40
First Data Corp.                                              11,000                 384
FirstMerit Corp.                                                 141                   3
FleetBoston Financial Corp.                                   35,171                 823
Franklin Resources, Inc.                                      10,500                 346
Freddie Mac                                                   11,959                 736
Fulton Financial Corp.                                           895                  16
Golden State Bancorp, Inc.                                     6,675                 246
Golden West Financial Corp.                                      884                  61
Goldman Sachs Group, Inc.                                      7,758                 555
Greenpoint Financial Corp.                                     1,288                  56
H&R Block, Inc.                                                  780                  35
Hartford Financial Services Group, Inc.                        9,685                 383
Hibernia Corp. Class A                                         1,831                  36
Highwoods Properties, Inc. (o)                                   873                  17
Household International, Inc.                                 25,385                 603
iStar Financial, Inc. (o)                                      1,021                  29
Jefferson-Pilot Corp.                                          1,882                  76
John Hancock Financial Services, Inc.                          1,150                  34
JP Morgan Chase & Co.                                         29,573                 614
Keycorp                                                        5,468                 134
Lehman Brothers Holdings, Inc.                                 8,713                 464
Lincoln National Corp.                                         3,074                  94
Loews Corp.                                                    2,635                 114
Marsh & McLennan Cos., Inc.                                   19,300                 902
MBIA, Inc.                                                       965                  42
MBNA Corp.                                                    31,050                 631
Mellon Financial Corp.                                        21,200                 600
Merrill Lynch & Co., Inc.                                     22,042                 836
Metlife, Inc.                                                  1,778                  42
Moody's Corp.                                                     71                   3
Morgan Stanley                                                18,129                 706
National City Corp.                                            4,266                 116
National Commerce Financial Corp.                                664                  16
Nationwide Financial Services                                    181                   5
Old National Bancorp                                             149                   4
Old Republic International Corp.                               2,688                  80
Platinum Underwriters Holdings, Ltd. (AE)                      6,500                 163
PMI Group, Inc. (The)                                            412                  12
PNC Financial Services Group, Inc.                            10,443                 425
Popular, Inc.                                                    332                  11
Principal Financial Group                                        470                  13
Protective Life Corp.                                            473                  14
Providian Financial Corp.                                        895                   4
Prudential Financial, Inc. (AE)                                2,312                  68
Regions Financial Corp.                                        1,630                  55
Ryder System, Inc.                                               120                   3
Simon Property Group, Inc. (o)                                 3,562                 122
SLM Corp.                                                      6,500                 668
SouthTrust Corp.                                               3,692                  95
St Paul Cos.                                                  35,956               1,179
State Street Corp.                                               110                   5
Sungard Data Systems, Inc. (AE)                                1,631                  36
SunTrust Banks, Inc.                                             958                  58
TCF Financial Corp.                                              260                  11
Torchmark Corp.                                                  593                  21

                                                           Equity Income Fund 29

Equity Income Fund

Statement of Net Assets, continued--October 31, 2002

                                                                                    Market
                                                              Number                Value
                                                                of                  (000)
                                                              Shares                  $
------------------------------------------------------------------------------------------
Travelers Property Casualty Corp.
   Class A (AE)                                                   297                    4
Travelers Property Casualty Corp.
   Class B (AE)                                                13,559                  183
Trizec Properties, Inc. (o)                                       723                    7
Union Planters Corp.                                            1,788                   51
UnumProvident Corp.                                             5,855                  120
US Bancorp                                                     24,814                  523
Wachovia Corp.                                                 22,785                  793
Washington Federal, Inc.                                           90                    2
Washington Mutual, Inc.                                        14,032                  502
Wells Fargo & Co.                                              21,186                1,069
WR Berkley Corp.                                                2,000                   74
XL Capital, Ltd. Class A                                          102                    8
Zions Bancorp                                                      80                    3
                                                                                   -------
                                                                                    25,726
                                                                                   -------
Health Care - 6.5%
Bausch & Lomb, Inc.                                             3,500                  109
Baxter International, Inc.                                      7,500                  188
Becton Dickinson & Co.                                          1,941                   57
Boston Scientific Corp. (AE)                                   23,225                  874
Bristol-Myers Squibb Co.                                       12,511                  308
Chiron Corp. (AE)                                                 420                   17
CR Bard, Inc.                                                     694                   39
CuraGen Corp. (AE)                                                644                    2
DaVita, Inc. (AE)                                                 452                   11
Forest Laboratories, Inc. (AE)                                    210                   21
Genentech, Inc. (AE)                                              331                   11
Guidant Corp. (AE)                                             25,421                  752
HCA, Inc.                                                       7,700                  335
ICOS Corp. (AE)                                                   432                   11
Laboratory Corp. of America Holdings (AE)                         150                    4
Medimmune, Inc. (AE)                                              589                   15
Merck & Co., Inc.                                               6,390                  347
Mid Atlantic Medical Services (AE)                                180                    7
Mylan Laboratories                                                815                   26
Novartis AG - ADR                                               8,700                  330
Oxford Health Plans (AE)                                        2,161                   77
Pfizer, Inc.                                                   14,941                  475
Pharmacia Corp.                                                 1,204                   52
Renal Care Group, Inc. (AE)                                        80                    3
Schering-Plough Corp.                                          15,853                  338
Steris Corp. (AE)                                               1,052                   28
Tenet Healthcare Corp. (AE)                                    14,700                  423
Varian Medical Systems, Inc. (AE)                                  70                    3
Watson Pharmaceuticals, Inc. (AE)                               2,451                   67
Wyeth                                                          11,220                  376
                                                                                   -------
                                                                                     5,306
                                                                                   -------
Integrated Oils - 6.0%
Amerada Hess Corp.                                              2,014                  103
BP PLC - ADR                                                   10,400                  400
ChevronTexaco Corp.                                            20,766                1,403
ConocoPhillips                                                 20,056                  973
Exxon Mobil Corp.                                              47,946                1,613
Marathon Oil Corp.                                              8,892                  186
Occidental Petroleum Corp.                                      7,821                  223
Unocal Corp.                                                      240                    7
                                                                                   -------
                                                                                     4,908
                                                                                   -------
Materials and Processing - 8.6%
Air Products & Chemicals, Inc.                                  2,404                  106
Alcoa, Inc.                                                     9,893                  218
Allegheny Technologies, Inc.                                      400                    3
Archer-Daniels-Midland Co.                                      6,692                   91
Ball Corp.                                                      1,653                   80
Biogen, Inc. (AE)                                              22,700                  833
Boise Cascade Corp.                                             9,100                  216
Bowater, Inc.                                                   6,800                  230
Cabot Corp.                                                     6,200                  147
Carpenter Technology                                              272                    3
Catellus Development Corp. (AE)                                 3,120                   56
Dow Chemical Co. (The)                                         24,016                  624
Du Pont EI de Nemours & Co.                                    12,579                  519
Eastman Chemical Co.                                              150                    5
Engelhard Corp.                                                 6,842                  152
Genzyme Corp.-Generall Division (AE)                           13,700                  382
Georgia-Pacific Corp.                                          18,759                  229
Harsco Corp.                                                      121                    3
Imperial Chemical Industries PLC - ADR                         14,100                  219
International Paper Co.                                        22,180                  775
Kaydon Corp.                                                      800                   16
Lafarge North America, Inc.                                     1,818                   54
Lubrizol Corp.                                                  1,194                   35
Lyondell Chemical Co.                                           4,400                   55
MeadWestvaco Corp.                                             10,124                  212
Newmont Mining Corp.                                              150                    4
Pactiv Corp. (AE)                                               8,093                  161
PPG Industries, Inc.                                            1,058                   50
Praxair, Inc.                                                   3,834                  209
Precision Castparts Corp.                                       3,352                   65
Rayonier, Inc.                                                    162                    7
Rohm & Haas Co.                                                 7,700                  256
Schulman (A.), Inc.                                             2,101                   37
Sherwin-Williams Co. (The)                                      5,542                  152
Sigma-Aldrich Corp.                                               190                    9
Smurfit-Stone Container Corp. (AE)                              1,057                   14
Sonoco Products Co.                                             1,852                   44
United States Steel Corp.                                       2,944                   38
Vulcan Materials Co.                                            1,076                   36
Weyerhaeuser Co.                                               12,984                  588
York International Corp.                                        2,192                   52
                                                                                   -------
                                                                                     6,985
                                                                                   -------
Miscellaneous - 0.6%
Carlisle Cos., Inc.                                             1,140                   42
Crane Co.                                                         586                   11

30 Equity Income Fund

Equity Income Fund

Statement of Net Assets, continued--October 31, 2002

                                                                         Market
                                                        Number           Value
                                                          of             (000)
                                                        Shares             $
--------------------------------------------------------------------------------
Eaton Corp.                                                1,338              92
General Electric Co.                                         815              21
ITT Industries, Inc.                                       2,287             149
Lancaster Colony Corp.                                       171               8
St. Joe Co. (The)                                          3,129              91
Textron, Inc.                                              2,106              86
                                                                       ---------
                                                                             500
                                                                       ---------
Other Energy - 2.3%
Anadarko Petroleum Corp.                                  10,330             460
Apache Corp.                                                 841              45
Aquila, Inc.                                               1,328               5
Baker Hughes, Inc.                                           341              10
Calpine Corp. (AE)                                        14,300              29
EL Paso Corp.                                             26,393             205
Halliburton Co.                                            1,599              26
Kerr-McGee Corp.                                           6,453             281
McDermott International, Inc. (AE)                           614               2
Noble Corp. (AE)                                             210               7
Pioneer Natural Resources Co. (AE)                           620              15
PNM Resources, Inc.                                        1,240              27
Schlumberger, Ltd.                                        10,480             420
Sunoco, Inc.                                                 626              19
Tidewater, Inc.                                            6,873             194
Transocean, Inc.                                             150               3
Williams Cos., Inc.                                       44,148              83
XTO Energy, Inc.                                             561              13
                                                                       ---------
                                                                           1,844
                                                                       ---------

Producer Durables - 8.6%
3M Co.                                                     2,003             254
Allied Waste Industries, Inc. (AE)                         2,726              22
American Power Conversion (AE)                             1,804              23
Ametek, Inc.                                                 100               4
Andrew Corp. (AE)                                          3,230              28
Boeing Co. (The)                                           8,437             251
Caterpillar, Inc.                                            893              36
Clayton Homes, Inc.                                       20,800             235
Cooper Industries, Ltd. Class A                            6,940             219
Cummins, Inc.                                              5,400             129
Deere & Co.                                               11,030             512
Emerson Electric Co.                                       5,960             287
General Dynamics Corp.                                     6,200             491
Goodrich Corp.                                             5,210              79
Honeywell International, Inc.                             41,797           1,001
Hubbell, Inc. Class B                                      1,040              35
Ingersoll-Rand Co. Class A                                 5,400             211
Lockheed Martin Corp.                                      1,260              73
Molex, Inc. Class A                                          310               7
Motorola, Inc.                                            28,700             263
Northrop Grumman Corp.                                     6,300             650
Pall Corp.                                                17,100             297
Pentair, Inc.                                                 72               2
PerkinElmer, Inc.                                         19,800             138
Pitney Bowes, Inc.                                           848              28
Raytheon Co.                                              17,056             503
Rockwell Collins, Inc.                                    13,230             298
Stewart & Stevenson Services                                 352               4
Tektronix, Inc. (AE)                                         180               3
Tyco International, Ltd.                                  35,200             509
United Technologies Corp.                                  3,968             245
WW Grainger, Inc.                                          2,812             136
                                                                       ---------
                                                                           6,973
                                                                       ---------

Technology - 5.1%
3Com Corp. (AE)                                           12,800              54
Acxiom Corp. (AE)                                            840              11
Adtran, Inc. (AE)                                          2,085              53
Agere Systems, Inc. Class A (AE)                          67,700              59
Agilent Technologies, Inc. (AE)                            6,800              94
Altera Corp. (AE)                                            640               8
Avnet, Inc.                                                4,475              42
Avocent Corp. (AE)                                           650              13
BMC Software, Inc. (AE)                                    8,441             135
Cisco Systems, Inc. (AE)                                   8,400              94
CommScope, Inc. (AE)                                       1,539              12
Computer Associates International, Inc.                   15,857             236
Computer Sciences Corp. (AE)                              15,823             511
Compuware Corp. (AE)                                       4,059              20
Diebold, Inc.                                              4,900             175
Electronics for Imaging (AE)                               7,700             140
EMC Corp. (AE)                                            13,436              69
Harris Corp.                                               3,080              81
Hewlett-Packard Co.                                       30,800             487
Hughes Electronics Corp. Class H (AE)                     11,530             114
Ingram Micro, Inc. Class A (AE)                            4,891              70
Intel Corp.                                                2,300              40
International Business Machines Corp.                     12,446             982
Intuit, Inc. (AE)                                            530              28
Jabil Circuit, Inc. (AE)                                   3,601              56
JD Edwards & Co. (AE)                                        540               6
Koninklijke Philips Electronics NV                        11,900             211
Maxim Integrated Products                                    240               8
Oracle Corp. (AE)                                          2,333              24
PanAmSat Corp. (AE)                                        1,150              22
Peoplesoft, Inc. (AE)                                        590              11
Plexus Corp. (AE)                                            480               5
Scientific-Atlanta, Inc.                                   2,615              32
Solectron Corp. (AE)                                       9,860              22
Storage Technology Corp. (AE)                              2,951              52
Sun MicroSystems, Inc. (AE)                                2,002               6
Symbol Technologies, Inc.                                    490               4
Texas Instruments, Inc.                                    3,156              50
TIBCO Software, Inc. (AE)                                 11,700              58
Vishay Intertechnology, Inc. (AE)                            430               4
Xilinx, Inc. (AE)                                            360               7
                                                                       ---------
                                                                           4,106
                                                                       ---------

                                                           Equity Income Fund 31

Equity Income Fund

Statement of Net Assets, continued--October 31, 2002

                                                                         Market
                                                        Number           Value
                                                          of             (000)
                                                        Shares             $
--------------------------------------------------------------------------------
Utilities - 10.0%
Allegheny Energy, Inc.                                     14,021            80
Alliant Energy Corp.                                        2,431            39
Alltel Corp.                                                9,900           492
Ameren Corp.                                                  130             5
American Electric Power Co., Inc.                           8,900           228
AT&T Corp.                                                 61,664           804
AT&T Wireless Services, Inc. (AE)                           6,295            43
BellSouth Corp.                                            24,129           631
Centerpoint Energy, Inc.                                    3,420            24
Cinergy Corp.                                                 260             8
Comcast Corp. Class A (AE)                                  5,905           136
Consolidated Edison, Inc.                                     232            10
COX Communications, Inc. Class A (AE)                       2,782            76
Dominion Resources, Inc.                                    6,083           292
DTE Energy Co.                                              1,042            47
Duke Energy Corp.                                           4,662            96
Edison International (AE)                                  26,082           262
Energy East Corp.                                           2,500            53
Entergy Corp.                                               1,960            86
Exelon Corp.                                                2,934           148
FirstEnergy Corp.                                           4,812           156
FPL Group, Inc.                                             2,281           135
KeySpan Corp.                                               1,690            62
Liberty Media Corp. Class A (AE)                           46,766           387
Mirant Corp. (AE)                                           4,350             9
Nicor, Inc.                                                   220             7
NiSource, Inc.                                                910            15
NSTAR                                                       1,621            68
Pepco Holdings, Inc.                                        4,354            90
PG&E Corp. (AE)                                            22,247           241
Pinnacle West Capital Corp.                                 4,370           125
PPL Corp.                                                     505            17
Progress Energy, Inc.                                         411            17
Public Service Enterprise Group, Inc.                       2,950            85
Quintiles Transnational Corp. (AE)                            362             4
Qwest Communications International                          1,466             5
Reliant Resources, Inc. (AE)                                2,051             4
SBC Communications, Inc.                                   58,329         1,496
Sempra Energy                                               4,341            96
Southern Co. (The)                                          1,560            46
Sprint Corp.-FON Group                                     11,429           142
TXU Corp.                                                   3,170            45
US Cellular Corp. (AE)                                         91             3
Verizon Communications, Inc.                               34,141         1,288
Westar Energy, Inc.                                         1,318            14
Xcel Energy, Inc.                                           2,924            30
                                                                     ----------
                                                                          8,147
                                                                     ----------

Total Common Stocks
(cost $87,744)                                                           78,626
                                                                     ----------


                                                       Principal        Market
                                                        Amount          Value
                                                        (000)           (000)
                                                          $               $
--------------------------------------------------------------------------------
Short-Term Investments - 3.3%
Frank Russell Investment Company
   Money Market Fund (c)                                    2,341         2,341
United States Treasury Bill (c)(y)(S)
     1.640% due 12/19/02                                      300           299
                                                                     ----------

Total Short-Term Investments
(cost $2,640)                                                             2,640
                                                                     ----------

Total Investments - 100.1%
(identified cost $90,384)                                                81,266

Other Assets and Liabilities,
Net - (0.1%)                                                                (62)
                                                                     ----------

Net Assets - 100.0%                                                      81,204
                                                                     ==========


                                                                    Unrealized
                                                      Notional     Appreciation
                                                       Amount     (Depreciation)
Futures Contracts                                      (000)           (000)
(Number of Contracts)                                    $               $
--------------------------------------------------------------------------------
Long Positions
S&P Barra Value Index
   expiration date 12/02 (11)                               1,163            29

S&P 500 Index
   expiration date 12/02 (7)                                1,550            13
                                                                     ----------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                       42
                                                                     ==========


See accompanying notes which are an integral part of the financial statements.

32 Equity Income Fund

Quantitative Equity Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: To provide total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years), while maintaining volatility and diversification similar to the Index.

Invests in: Primarily US equity securities.


Strategy: The Fund uses a multi-manager strategy intended to achieve higher returns through security selection with sector diversification similar to the Russell 1000(R) Index. The Fund employed the investment management services of four managers using four distinctive quantitative approaches to investment.

                                   [GRAPHIC]

Quantitative Equity Fund - Class S
-------------------------------------------
Periods Ended      Growth of       Total
  10/31/02          $10,000        Return
--------------     ---------     ----------
1 Year              $  8,406     (15.94)%
5 Years             $ 10,293       0.58%(S)
10 Years            $ 26,133      10.08%(S)

Quantitative Equity Fund - Class E++
-------------------------------------------
Periods Ended      Growth of       Total
  10/31/02          $10,000        Return
--------------     ---------     ----------
1 Year              $  8,384     (16.16)%
5 Years             $ 10,130       0.26%(S)
10 Years            $ 25,527       9.82%(S)

Quantitative Equity Fund - Class C++++
--------------------------------------------
Periods Ended      Growth of       Total
  10/31/02          $10,000        Return
--------------     ---------     -----------
1 Year              $  8,322     (16.78)%
5 Years             $  9,888      (0.22)%(S)
10 Years            $ 24,919       9.56%(S)

Russell 1000(r) Index
--------------------------------------------
Periods Ended      Growth of       Total
  10/31/02          $10,000        Return
--------------     ---------     -----------
1 Year              $  8,540     (14.60)%
5 Years             $ 10,356       0.70%(S)
10 Years            $ 25,445       9.79%(S)

Performance Review
For the year ended October 31, 2002, the Quantitative Equity Fund Class S, Class E, and Class C shares lost 15.94%, 16.16%, and 16.78% respectively, underperforming the Russell 1000(R) Index, which declined 14.60%.

Market and Portfolio Highlights
Broad US equity markets experienced a short rally in November and December of 2001, but by the end of the first quarter of 2002, and throughout the rest of the Fund's fiscal year, negativity in the markets had returned. Corporate accounting and earnings remained under scrutiny as the US economy gave mixed signals, such as healthy consumer spending and low interest rates, which contrasted with negative factors such as rising unemployment and a depressed manufacturing sector.

During the past twelve months, the market environment was difficult for active managers. However, managers who were

34 Quantitative Equity Fund

Quantitative Equity Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

defensively positioned through exposure to stocks of undervalued, anti-cyclical companies with histories of predictable earnings and low debt levels generally outperformed those managers favoring companies with positive forward-looking earnings growth. The Fund's investment approach was not fully rewarded since it tended to favor companies with strong growth potential.

Fund performance was negatively impacted by its exposure to companies whose management and accounting practices were questioned. Tyco International Ltd. and WorldCom, both troubled companies, detracted from the Fund's results. During the period the Fund's managers avoided, or had only minimal exposure to, most of the other ailing companies such as SBC Communications Inc., McDonald's Corp., and Verizon Communications Inc. While the pharmaceutical sector as a whole had negative returns, the Fund's overweight was a positive contributor due to stock selection. The Fund also benefited from its managers' overweight holdings in companies that the market favored in the latter half of 2002, such as Procter & Gamble, which rose in July on news of an accelerated corporate buy-back program, and Bank of America, which announced efficiency streamlining measures.

Jacobs Levy steadied returns with rewarded stock selection, while J.P. Morgan suffered from the effects of sustained exposure to Tyco and companies with above-average debt levels. The Fund's other two managers, Barclays and Franklin, were generally benchmark-neutral with respect to fiscal year results.

Throughout most of the fiscal year, the Fund maintained a modest overweight to the consumer staples and producer durables sectors. This boosted returns as investors sought safety in the more defensive arena of well-known product names, while the boom in real estate favored companies tied to housing. One sector that hindered Fund performance was its underweight in autos and transportation, an area that benefited greatly from the lower interest rate environment. This made new car buying very attractive and boosted returns for the various auto manufacturers and supporting industries.

Top Ten Equity Holdings
(as a percent of Total Investments)                                  October 31, 2002
General Electric Co.                                                             3.1%
Citigroup, Inc.                                                                  2.9
Pfizer, Inc.                                                                     2.8
Microsoft Corp.                                                                  2.6
Procter & Gamble Co.                                                             2.5
Johnson & Johnson                                                                2.3
Exxon Mobil Corp.                                                                2.0
Bank of America Corp.                                                            1.9
American International Group                                                     1.8
International Business Machines Corp.                                            1.7

Portfolio Characteristics

                                                                     October 31, 2002
Current P/E Ratio                                                               18.0x
Portfolio Price/Book Ratio                                                      2.58x
Market Capitalization - $-Weighted Average                                  74.16 Bil
Number of Holdings                                                                480

Money Managers                                                             Style
Barclays Global Fund Advisors                                         Market-Oriented
Franklin Portfolio Associates, LLC                                    Market-Oriented
J.P. Morgan Investment Management, Inc.                               Market-Oriented
Jacobs Levy Equity Management, Inc.                                   Market-Oriented

                           __________________________

*    Quantitative Equity Fund Class S assumes initial investment on November 1,
     1992.

** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Quantitative Equity Fund Class S performance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Quantitative Equity Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                     Quantitative Equity Fund 35

Quantitative Equity Fund

Statement of Net Assets--October 31, 2002

                                                                               Market
                                                            Number              Value
                                                              of                (000)
                                                            Shares                $
-------------------------------------------------------------------------------------
Common Stocks - 96.1%
Auto and Transportation - 2.1%
American Axle & Manufacturing
   Holdings, Inc. (AE)                                        15,128              359
ArvinMeritor, Inc.                                            28,893              438
Burlington Northern Santa Fe Corp.                            80,210            2,064
Cooper Tire & Rubber Co.                                       7,243               94
CSX Corp.                                                      8,800              243
Dana Corp.                                                    32,100              321
Delphi Corp.                                                 101,700              708
FedEx Corp.                                                  112,680            5,993
Ford Motor Co.                                               220,659            1,867
General Motors Corp.                                          69,400            2,308
Goodyear Tire & Rubber Co. (The)                             160,600            1,140
Harley-Davidson, Inc.                                          7,400              387
JB Hunt Transport Services, Inc. (AE)                         14,100              390
JetBlue Airways Corp. (AE)                                     8,100              327
Lear Corp. (AE)                                               12,700              464
Norfolk Southern Corp.                                         5,400              109
Paccar, Inc.                                                   9,600              424
Skywest, Inc.                                                  9,722              147
TRW, Inc.                                                      4,220              225
Union Pacific Corp.                                           50,200            2,964
United Parcel Service, Inc. Class B                           37,200            2,232
Visteon Corp.                                                 52,500              346
                                                                              -------
                                                                               23,550
                                                                              -------
Consumer Discretionary - 16.8%
Abercrombie & Fitch Co. Class A (AE)                          55,000              980
Amazon.com, Inc. (AE)                                         24,300              470
AOL Time Warner, Inc. (AE)                                   250,324            3,692
Autonation, Inc. (AE)                                        188,500            2,000
Banta Corp.                                                    8,850              273
BearingPoint, Inc. (AE)                                       12,400               97
Bed Bath & Beyond, Inc. (AE)                                   1,900               67
Big Lots, Inc. (AE)                                           12,300              204
Black & Decker Corp.                                           3,200              150
Blyth, Inc.                                                   17,855              504
Bob Evans Farms                                                5,900              147
Callaway Golf Co.                                             34,600              424
Career Education Corp. (AE)                                   17,270              693
Carnival Corp.                                                54,900            1,434
CBRL Group, Inc.                                               9,400              220
Cendant Corp. (AE)                                            69,900              804
Charming Shoppes (AE)                                         28,800              132
Chico's FAS, Inc. (AE)                                        44,100              851
Cintas Corp.                                                   5,300              251
Claire's Stores, Inc.                                         16,200              417
Clear Channel Communications, Inc. (AE)                       36,400            1,349
Clorox Co.                                                    98,848            4,441
Coach, Inc. (AE)                                              43,400            1,291
Corinthian Colleges, Inc. (AE)                                 9,200              349
Darden Restaurants, Inc.                                      99,325            1,885
Dillard's, Inc. Class A                                       43,200              712
Eastman Kodak Co.                                              9,800              323
eBay, Inc. (AE)                                               20,400            1,291
Electronic Arts, Inc. (AE)                                    46,800            3,048
Expedia, Inc. Class A (AE)                                    11,830              800
Family Dollar Stores                                          62,033            1,910
Federated Department Stores (AE)                             150,680            4,626
Fortune Brands, Inc.                                         101,800            5,096
Fox Entertainment Group, Inc. Class A (AE)                     7,100              173
Gannett Co., Inc.                                             21,400            1,625
Gap, Inc. (The)                                                1,700               20
Gillette Co. (The)                                           157,800            4,715
GTECH Holdings Corp. (AE)                                     15,740              409
Harrah's Entertainment, Inc. (AE)                             28,320            1,189
Harte-Hanks, Inc.                                             11,300              216
Hasbro, Inc.                                                  32,500              332
Hollywood Entertainment Corp. (AE)                            17,600              346
Home Depot, Inc.                                             554,703           16,020
ITT Educational Services, Inc. (AE)                           12,900              282
JC Penney Co., Inc. Holding Co.                               11,700              223
Jones Apparel Group, Inc. (AE)                               145,244            5,031
Kimberly-Clark Corp.                                          33,200            1,710
Knight-Ridder, Inc.                                            1,860              112
Kohl's Corp. (AE)                                            106,100            6,202
Landry's Restaurants, Inc.                                     9,500              216
Lowe's Cos., Inc.                                            121,900            5,087
Ltd Brands                                                   343,130            5,377
Manpower, Inc.                                                22,200              757
Marriott International, Inc. Class A                          21,100              653
Mattel, Inc.                                                 218,390            4,010
May Department Stores Co. (The)                              143,830            3,358
McDonald's Corp.                                              66,100            1,197
McGraw-Hill Cos., Inc. (The)                                   2,400              155
MPS Group, Inc. (AE)                                           5,450               29
Newell Rubbermaid, Inc.                                       12,300              399
Nike, Inc. Class B                                             9,900              467
Pacific Sunwear Of California (AE)                            24,300              568
Panera Bread Co. Class A (AE)                                  1,800               59
Park Place Entertainment Corp. (AE)                           89,000              645
PEP Boys-Manny Moe & Jack                                      7,700               89
Petsmart, Inc. (AE)                                           49,100              938
PF Chang's China Bistro, Inc. (AE)                            19,400              669
Pier 1 Imports, Inc.                                          28,100              530
Pittston Brink's Group                                         1,690               36
Procter & Gamble Co.                                         319,740           28,281
RadioShack Corp. (AE)                                        139,689            2,920
Rent-A-Center, Inc. (AE)                                       6,600              293
Sears Roebuck and Co.                                         24,500              643
ServiceMaster Co. (The)                                       57,227              587
ShopKo Stores, Inc. (AE)                                      10,100              128
Staples, Inc. (AE)                                           128,009            1,984
Starwood Hotels & Resorts Worldwide, Inc.                     12,500              291
Take-Two Interactive Software (AE)                            17,700              456
Talbots, Inc.                                                 11,050              306
Target Corp.                                                  60,800            1,831

36 Quantitative Equity Fund

Quantitative Equity Fund

Statement of Net Assets, continued--October 31, 2002

                                                                         Market
                                                         Number           Value
                                                           of             (000)
                                                         Shares             $
--------------------------------------------------------------------------------
Tech Data Corp. (AE)                                       8,870             283
Ticketmaster Class B (AE)                                 18,470             436
TJX Cos., Inc.                                            91,900           1,886
Toys R US, Inc. (AE)                                      80,000             799
Tribune Co.                                               38,600           1,855
USA Interactive (AE)                                      19,000             481
VF Corp.                                                  15,070             555
Viacom, Inc. Class B (AE)                                316,103          14,101
Wal-Mart Stores, Inc.                                    303,886          16,273
Wallace Computer Services, Inc.                            3,930              72
Walt Disney Co.                                          257,750           4,304
Washington Post Class B                                      177             129
Waste Management, Inc.                                    73,800           1,699
Wendy's International, Inc.                               12,800             406
Westwood One, Inc. (AE)                                    9,400             341
Yahoo, Inc. (AE)                                         181,000           2,701
Yum! Brands, Inc. (AE)                                    65,700           1,480
                                                                      ----------
                                                                         190,296
                                                                      ----------

Consumer Staples - 5.7%
Albertson's, Inc.                                        156,400           3,489
Anheuser-Busch Cos., Inc.                                 42,920           2,264
Coca-Cola Co. (The)                                      153,700           7,144
Coca-Cola Enterprises, Inc.                               24,200             577
Conagra Foods, Inc.                                      353,584           8,574
Coors (Adolph) Class B                                    23,300           1,596
CVS Corp.                                                 62,000           1,719
General Mills, Inc.                                       52,200           2,157
Hershey Foods Corp.                                       13,291             865
HJ Heinz Co.                                              45,200           1,454
Hormel Foods Corp.                                         7,670             186
Interstate Bakeries                                       10,420             260
Kellogg Co.                                               16,600             529
Kraft Foods, Inc. Class A                                 36,300           1,434
Kroger Co. (AE)                                           33,230             493
Monsanto Co.                                              68,800           1,137
Pepsi Bottling Group, Inc.                                32,710             882
PepsiAmericas, Inc.                                        7,656             118
PepsiCo, Inc.                                            206,299           9,098
Philip Morris Cos., Inc.                                 250,530          10,209
RJ Reynolds Tobacco Holdings, Inc.                        52,970           2,148
Ruddick Corp.                                              2,950              44
Sara Lee Corp.                                           157,300           3,591
Sensient Technologies Corp.                                1,300              32
Supervalu, Inc.                                          150,780           2,533
Systemco Corp.                                            24,400             773
Tyson Foods, Inc. Class A                                 88,700             982
Winn-Dixie Stores, Inc.                                   20,300             305
                                                                      ----------
                                                                          64,593
                                                                      ----------

Financial Services - 22.3%
ACE, Ltd.                                                 12,060             371
Aetna, Inc.                                               39,800           1,604
Allstate Corp. (The)                                      72,100           2,868
AMBAC Financial Group, Inc.                               28,700           1,774
American Express Co.                                      11,500             418
American International Group                             322,162          20,151
AmSouth Bancorp                                           13,495             265
Annaly Mortgage Management, Inc.                          53,220             933
Apartment Investment & Management Co.
   Class A (o)                                            19,980             702
Archstone-Smith Trust (o)                                  7,700             177
Arden Realty, Inc. (o)                                     2,600              56
AvalonBay Communities, Inc. (o)                            8,400             317
Bank of America Corp.                                    305,417          21,318
Bank One Corp.                                            85,600           3,302
BB&T Corp.                                                15,810             573
Bear Stearns Cos., Inc. (The)                             40,185           2,453
Capital One Financial Corp.                               81,200           2,474
CarrAmerica Realty Corp. (o)                               7,794             185
Charles Schwab Corp. (The)                               141,744           1,301
Checkfree Corp. (AE)                                      17,500             285
Cigna Corp.                                               67,160           2,427
Cincinnati Financial Corp.                                13,400             509
CIT Group, Inc.                                           18,500             329
Citigroup, Inc.                                          882,901          32,623
Comerica, Inc.                                             6,300             275
Commerce Bancorp, Inc.                                     4,200             193
Compass Bancshares, Inc.                                   6,500             210
Countrywide Credit Industries, Inc.                      128,900           6,485
Crescent Real Estate Equities Co. (o)                      1,600              24
Deluxe Corp.                                              47,390           2,190
DST Systems, Inc. (AE)                                    23,100             710
Duke Realty Corp. (o)                                      1,630              40
E*TRADE Group, Inc. (AE)                                 117,200             527
Equity Office Properties Trust (o)                        13,710             330
Everest Re Group, Ltd.                                     5,750             334
Fannie Mae                                               216,600          14,482
Federated Investors, Inc. Class B                         28,030             751
Fidelity National Financial, Inc.                         21,863             660
Fifth Third Bancorp                                       12,300             781
First Data Corp.                                         124,670           4,356
First Tennessee National Corp.                            97,000           3,597
FirstMerit Corp.                                           2,800              64
Fiserv, Inc. (AE)                                         31,500             984
FleetBoston Financial Corp.                              290,820           6,802
Freddie Mac                                              160,252           9,868
General Growth Properties, Inc. (o)                        6,400             308
Goldman Sachs Group, Inc.                                 33,200           2,377
Greater Bay Bancorp                                       85,900           1,309
Greenpoint Financial Corp.                                27,580           1,202
H&R Block, Inc.                                           36,660           1,627
Hibernia Corp. Class A                                     5,000              99
Highwoods Properties, Inc. (o)                             4,300              86
Hilb Rogal & Hamilton Co.                                 10,100             414
Hospitality Properties Trust (o)                           2,100              69
Household International, Inc.                             53,800           1,278
HRPT Properties Trust (o)                                 10,000              79

                                                     Quantitative Equity Fund 37

Quantitative Equity Fund

Statement of Net Assets, continued--October 31, 2002

                                                                         Market
                                                         Number           Value
                                                           of             (000)
                                                         Shares             $
--------------------------------------------------------------------------------
IndyMac Bancorp, Inc. (AE)                                  7,500            140
iStar Financial, Inc. (o)                                   4,430            126
John Hancock Financial Services, Inc.                      50,300          1,474
JP Morgan Chase & Co.                                     327,148          6,788
Keycorp                                                    47,700          1,165
Landamerica Financial Group, Inc.                           5,000            178
Lehman Brothers Holdings, Inc.                              4,500            240
Lincoln National Corp.                                      3,080             94
Loews Corp.                                                16,950            731
Marshall & Ilsley Corp.                                    24,300            684
MBIA, Inc.                                                 26,100          1,139
MBNA Corp.                                                176,462          3,584
Merrill Lynch & Co., Inc.                                 108,810          4,129
Metlife, Inc.                                              33,700            805
Moody's Corp.                                              71,661          3,375
Morgan Stanley                                            297,136         11,565
National City Corp.                                        53,100          1,441
New York Community Bancorp, Inc.                           33,900            984
North Fork BanCorp., Inc.                                   3,700            142
Old Republic International Corp.                           42,260          1,260
PMI Group, Inc. (The)                                      14,670            437
PNC Financial Services Group, Inc.                         69,135          2,811
Progressive Corp. (The)                                    49,600          2,728
Protective Life Corp.                                      31,400            897
Rouse Co. (The) (o)                                         7,219            214
Simon Property Group, Inc. (o)                             12,340            421
SLM Corp.                                                  18,500          1,901
SouthTrust Corp.                                          135,230          3,465
St Paul Cos.                                               12,350            405
Sungard Data Systems, Inc. (AE)                           101,636          2,253
SunTrust Banks, Inc.                                        1,700            103
Synovus Financial Corp.                                    13,400            275
TCF Financial Corp.                                         1,600             68
Torchmark Corp.                                            23,000            823
Travelers Property Casualty Corp.
   Class A (AE)                                           190,970          2,534
Travelers Property Casualty Corp.
   Class B (AE)                                            61,455            831
Union Planters Corp.                                        1,115             32
UnumProvident Corp.                                        46,650            957
US Bancorp                                                536,492         11,315
Wachovia Corp.                                            127,180          4,425
Washington Mutual, Inc.                                   223,304          7,985
Wells Fargo & Co.                                         104,020          5,250
WR Berkley Corp.                                           14,010            520
XL Capital, Ltd. Class A                                   10,255            781
                                                                      ----------
                                                                         251,401
                                                                      ----------

Health Care - 14.8%
Abbott Laboratories                                       111,380          4,663
Allergan, Inc.                                             34,800          1,895
AmerisourceBergen Corp.                                    14,449          1,028
Amgen, Inc. (AE)                                           43,300          2,016
Baxter International, Inc.                                 46,600          1,166
Becton Dickinson & Co.                                    179,103          5,285
Biomet, Inc.                                               10,300            303
Boston Scientific Corp. (AE)                               70,900          2,668
Bristol-Myers Squibb Co.                                   49,900          1,228
Cardinal Health, Inc.                                      60,264          4,171
Cerner Corp. (AE)                                          18,400            655
Charles River Laboratories
   International, Inc. (AE)                                11,500            423
Chiron Corp. (AE)                                          24,987            987
CR Bard, Inc.                                              44,340          2,480
DaVita, Inc. (AE)                                          19,767            474
Dentsply International, Inc.                               12,500            462
Eli Lilly & Co.                                            67,900          3,768
Forest Laboratories, Inc. (AE)                             66,400          6,507
Genentech, Inc. (AE)                                       23,299            794
Gilead Sciences, Inc. (AE)                                 34,000          1,181
Guidant Corp. (AE)                                        142,942          4,227
HCA, Inc.                                                  27,200          1,183
Health Net, Inc. (AE)                                      11,000            257
Human Genome Sciences, Inc. (AE)                           26,200            256
ICN Pharmaceuticals, Inc.                                  26,300            220
ICOS Corp. (AE)                                            39,169            968
Johnson & Johnson                                         435,500         25,586
King Pharmaceuticals, Inc. (AE)                            10,730            165
McKesson Corp.                                             59,500          1,774
Medimmune, Inc. (AE)                                      134,595          3,439
Medtronic, Inc.                                            58,600          2,625
Merck & Co., Inc.                                         228,240         12,380
Mid Atlantic Medical Services (AE)                         19,029            693
Mylan Laboratories                                         18,454            581
Oxford Health Plans (AE)                                   69,400          2,468
Pfizer, Inc.                                              979,961         31,133
Pharmaceutical Product
   Development, Inc. (AE)                                  10,850            297
Pharmacia Corp.                                           269,645         11,595
Renal Care Group, Inc. (AE)                                10,126            320
Schering-Plough Corp.                                     103,900          2,218
Sepracor, Inc. (AE)                                        28,600            249
St. Jude Medical, Inc. (AE)                                60,570          2,157
Stericycle, Inc. (AE)                                       8,100            270
Steris Corp. (AE)                                          34,540            916
Stryker Corp.                                               7,600            480
Tenet Healthcare Corp. (AE)                               127,950          3,679
Triad Hospitals, Inc. (AE)                                 16,300            595
UnitedHealth Group, Inc.                                   77,958          7,090
Varian Medical Systems, Inc. (AE)                          11,931            575
Vertex Pharmaceuticals, Inc. (AE)                          10,400            204
Watson Pharmaceuticals, Inc. (AE)                          21,823            600
WellPoint Health Networks (AE)                             38,000          2,858
Wyeth                                                     102,237          3,425
                                                                      ----------
                                                                         167,637
                                                                      ----------

38 Quantitative Equity Fund

Quantitative Equity Fund

Statement of Net Assets, continued--October 31, 2002

                                                                         Market
                                                         Number           Value
                                                           of             (000)
                                                         Shares             $
--------------------------------------------------------------------------------
Integrated Oils - 4.5%
Amerada Hess Corp.                                          67,220         3,448
ChevronTexaco Corp.                                         50,200         3,395
ConocoPhillips                                             126,175         6,119
Exxon Mobil Corp.                                          682,080        22,959
Marathon Oil Corp.                                         309,218         6,463
Occidental Petroleum Corp.                                 313,590         8,947
                                                                      ----------
                                                                          51,331
                                                                      ----------

Materials and Processing - 2.5%
Air Products & Chemicals, Inc.                              22,200           981
Alcoa, Inc.                                                 86,600         1,910
Aptargroup, Inc.                                             4,200           117
Archer-Daniels-Midland Co.                                 138,351         1,884
Ashland, Inc.                                                8,800           231
Ball Corp.                                                  20,413           989
Bowater, Inc.                                                5,800           197
Catellus Development Corp. (AE)                             52,340           932
Dow Chemical Co. (The)                                       5,300           138
Du Pont EI de Nemours & Co.                                102,600         4,232
Eastman Chemical Co.                                        15,700           571
Ecolab, Inc.                                                34,600         1,669
Engelhard Corp.                                             82,646         1,831
Georgia-Pacific Corp.                                       51,460           628
Lafarge North America, Inc.                                  3,280            97
Lubrizol Corp.                                               9,010           261
Masco Corp.                                                 33,400           687
MeadWestvaco Corp.                                          20,200           423
Newmont Mining Corp.                                         4,030           100
Pactiv Corp. (AE)                                           82,880         1,644
PPG Industries, Inc.                                        33,900         1,594
Praxair, Inc.                                               26,500         1,444
Precision Castparts Corp.                                   47,965           931
Schulman (A.), Inc.                                          8,938           156
Sealed Air Corp. (AE)                                       44,800           686
Sherwin-Williams Co. (The)                                 128,540         3,516
United States Steel Corp.                                   23,600           303
Weyerhaeuser Co.                                               300            14
York International Corp.                                    12,417           292
                                                                      ----------
                                                                          28,458
                                                                      ----------

Miscellaneous - 3.5%
Carlisle Cos., Inc.                                          4,260           159
Eaton Corp.                                                 16,650         1,139
General Electric Co.                                     1,382,780        34,915
ITT Industries, Inc.                                        27,260         1,771
Johnson Controls, Inc.                                       6,300           491
SPX Corp. (AE)                                               7,000           294
St. Joe Co. (The)                                           12,062           352
                                                                      ----------
                                                                          39,121
                                                                      ----------

Other Energy - 0.8%
Anadarko Petroleum Corp.                                    12,800           570
Baker Hughes, Inc.                                          36,000         1,046
Burlington Resources, Inc.                                  21,000           865
Cooper Cameron Corp. (AE)                                   20,700           965
Devon Energy Corp.                                          23,900         1,207
Dynegy, Inc. Class A                                        39,000            27
EL Paso Corp.                                              125,000           969
Halliburton Co.                                             68,430         1,107
Kerr-McGee Corp.                                             4,208           183
Noble Corp. (AE)                                            19,250           622
PNM Resources, Inc.                                          1,910            42
Rowan Cos., Inc.                                            22,500           459
Tidewater, Inc.                                             12,710           358
Transocean, Inc.                                             9,200           202
Valero Energy Corp.                                          6,300           222
                                                                      ----------
                                                                           8,844
                                                                      ----------

Producer Durables - 3.9%
3M Co.                                                      29,040         3,686
American Tower Corp. Class A (AE)                           11,583            16
Andrew Corp. (AE)                                           32,184           277
Applied Materials, Inc. (AE)                               104,540         1,571
Boeing Co. (The)                                           102,900         3,061
Caterpillar, Inc.                                              900            37
Centex Corp.                                                22,300         1,014
Cooper Industries, Ltd. Class A                              3,500           110
Deere & Co.                                                  1,400            65
DR Horton, Inc.                                            100,019         1,927
Emerson Electric Co.                                           800            39
General Dynamics Corp.                                       2,100           166
Goodrich Corp.                                              54,197           818
Honeywell International, Inc.                               68,200         1,633
Hovnanian Enterprises, Inc. Class A (AE)                    21,100           798
IKON Office Solutions, Inc.                                 27,300           193
Ingersoll-Rand Co. Class A                                  28,000         1,092
KB Home                                                      7,200           340
KLA-Tencor Corp. (AE)                                       23,600           841
Lockheed Martin Corp.                                       24,300         1,407
MDC Holdings, Inc.                                          11,800           443
Motorola, Inc.                                             572,400         5,249
Pitney Bowes, Inc.                                         100,303         3,365
Raytheon Co.                                                43,100         1,271
Rockwell Collins, Inc.                                       3,830            86
Steelcase, Inc. Class A                                      9,200            84
Teradyne, Inc. (AE)                                            400             5
Toll Brothers, Inc. (AE)                                    49,600         1,016
Tyco International, Ltd.                                   103,600         1,498
United Technologies Corp.                                  109,800         6,771
WW Grainger, Inc.                                           97,055         4,703
Xerox Corp. (AE)                                           119,800           795
                                                                      ----------
                                                                          44,377
                                                                      ----------

                                                     Quantitative Equity Fund 39

Quantitative Equity Fund

Statement of Net Assets, continued--October 31, 2002

                                                                        Market
                                                         Number         Value
                                                           of           (000)
                                                         Shares           $
--------------------------------------------------------------------------------
Technology - 13.3%
Activision, Inc. (AE)                                     92,800          1,902
Acxiom Corp. (AE)                                         80,680          1,017
Adtran, Inc. (AE)                                         13,804            350
Advanced Micro Devices, Inc. (AE)                         72,900            448
Affiliated Computer Services, Inc.
   Class A (AE)                                           39,700          1,828
Agere Systems, Inc. Class A (AE)                         235,587            205
Altera Corp. (AE)                                         82,300            965
Analog Devices, Inc. (AE)                                  9,400            252
Applera Corp. - Applied BioSystems Group                  51,000          1,032
Autodesk, Inc.                                             1,710             20
Automatic Data Processing                                 56,900          2,420
Avnet, Inc.                                              123,460          1,148
BMC Software, Inc. (AE)                                   42,800            682
Broadcom Corp. Class A (AE)                                3,800             46
Cisco Systems, Inc. (AE)                                 969,204         10,836
CommScope, Inc. (AE)                                      28,830            226
Computer Associates International, Inc.                  134,020          1,992
Computer Sciences Corp. (AE)                              92,160          2,976
Compuware Corp. (AE)                                     123,080            597
Dell Computer Corp. (AE)                                 308,300          8,820
Electronic Data Systems Corp.                             20,451            308
EMC Corp. (AE)                                           239,350          1,223
Harris Corp.                                              10,117            267
Hewlett-Packard Co.                                      482,213          7,619
Hughes Electronics Corp. Class H (AE)                     69,100            681
Ingram Micro, Inc. Class A (AE)                          132,739          1,902
Intel Corp.                                              983,350         17,012
International Business Machines Corp.                    247,556         19,542
Intersil Corp. Class A (AE)                               22,100            375
Intuit, Inc. (AE)                                         33,380          1,733
Jabil Circuit, Inc. (AE)                                 112,436          1,735
JD Edwards & Co. (AE)                                      4,952             59
L-3 Communications Holdings, Inc. (AE)                    26,800          1,260
Linear Technology Corp.                                   39,600          1,095
Lucent Technologies, Inc. (AE)                           323,600            398
Maxim Integrated Products                                 27,200            866
Microchip Technology, Inc.                                75,400          1,840
Micron Technology, Inc. (AE)                              36,400            582
Microsoft Corp. (AE)                                     553,439         29,592
NCR Corp. (AE)                                            50,800          1,130
Network Associates, Inc. (AE)                             14,100            224
Oracle Corp. (AE)                                        714,514          7,281
PanAmSat Corp. (AE)                                       68,100          1,328
Peoplesoft, Inc. (AE)                                     43,694            791
QLogic Corp. (AE)                                         24,700            859
Rockwell Automation, Inc.                                 67,700          1,120
Sandisk Corp. (AE)                                        10,700            212
Scientific-Atlanta, Inc.                                  77,427            945
Solectron Corp. (AE)                                     197,480            444
Storage Technology Corp. (AE)                            102,930          1,820
Sybase, Inc. (AE)                                         28,600            366
SYKES Enterprises, Inc. (AE)                               8,740             29
Symantec Corp. (AE)                                       25,800          1,032
Texas Instruments, Inc.                                  231,327          3,669
UniSystem Corp. (AE)                                      15,800            138
Utstarcom, Inc. (AE)                                     111,000          1,896
Xilinx, Inc. (AE)                                         58,000          1,101
                                                                    -----------
                                                                        150,236
                                                                    -----------

Utilities - 5.9%
Alltel Corp.                                              64,600          3,211
American Electric Power Co., Inc.                         22,440            575
AT&T Corp.                                               346,458          4,518
AT&T Wireless Services, Inc. (AE)                        191,800          1,318
BellSouth Corp.                                           67,100          1,755
Centerpoint Energy, Inc.                                 118,720            841
CenturyTel, Inc.                                          23,100            654
Comcast Corp. Class A (AE)                                99,500          2,289
Consolidated Edison, Inc.                                 24,900          1,060
Constellation Energy Group, Inc.                          31,500            806
COX Communications, Inc. Class A (AE)                     66,870          1,832
Dominion Resources, Inc.                                   4,400            211
DTE Energy Co.                                            24,400          1,100
Duke Energy Corp.                                         61,500          1,260
Edison International (AE)                                 60,800            611
Energen Corp.                                              7,700            215
Exelon Corp.                                              18,220            918
FirstEnergy Corp.                                         92,080          2,988
Liberty Media Corp. Class A (AE)                         144,600          1,196
Nextel Communications, Inc. Class A (AE)                  16,400            185
Nicor, Inc.                                                1,380             43
NiSource, Inc.                                             7,000            116
Pepco Holdings, Inc.                                      30,500            631
PG&E Corp. (AE)                                          129,280          1,403
Pinnacle West Capital Corp.                               77,430          2,207
PPL Corp.                                                  2,800             97
Progress Energy, Inc.                                     23,400            976
Public Service Enterprise Group, Inc.                     75,730          2,170
Reliant Resources, Inc. (AE)                              36,827             69
SBC Communications, Inc.                                 364,461          9,352
Sempra Energy                                             83,860          1,857
Sprint Corp.-FON Group                                   357,350          4,438
Sprint Corp.-PCS Group (AE)                              117,200            408
TXU Corp.                                                 10,830            155
Verizon Communications, Inc.                             391,325         14,776
                                                                    -----------
                                                                         66,241
                                                                    -----------

Total Common Stocks
(cost $1,120,192)                                                     1,086,085
                                                                    -----------

40 Quantitative Equity Fund

Quantitative Equity Fund

Statement of Net Assets, continued--October 31, 2002

                                    Principal           Market
                                      Amount            Value
                                      (000)             (000)
                                        $                 $
--------------------------------------------------------------------------------
Short-Term Investments - 3.7%
Frank Russell Investment Company
   Money Market Fund (C)                36,683           36,683
United States Treasury Bill
(c)(y)(s)
   1.600% due 12/19/02                   1,000              998
   1.640% due 12/19/02                   4,000            3,991
                                                    -----------
Total Short-Term Investments
(cost $41,672)                                           41,672
                                                    -----------

Total Investments - 99.8%
(identified cost $1,161,864)                          1,127,757

Other Assets and Liabilities,
Net - 0.2%                                                2,696
                                                    -----------
Net Assets - 100.0%                                   1,130,453
                                                    ===========

                                                    Unrealized
                                     Notional      Appreciation
                                      Amount      (Depreciation)
Futures Contracts                     (000)            (000)
(Number of Contracts)                   $                $
----------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 12/02 (23)           5,386               (37)

S&P Midcap 400 Index
   expiration date 12/02 (72)          15,295              (324)

S&P 500 Index
   expiration date 12/02 (94)          20,807               713
                                                    -----------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                      352
                                                    ===========

  See accompanying notes which are an integral part of the financial statements.

                                                     Quantitative Equity Fund 41

International Securities Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: To provide favorable total return and additional diversification for US investors.

Invests in: Primarily the equity securities of non-US companies in developed foreign markets.

Strategy: The Fund uses a multi-manager strategy intended to achieve higher returns than its benchmark index with moderate risk by employing the investment management services of ten managers with separate and distinct investment approaches. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.

                                   [GRAPHIC]

International Securities Fund - Class S
---------------------------------------------
Periods Ended     Growth of     Total
  10/31/02         $10,000      Return
-------------     ---------  ------------
1 Year             $ 8,733    (12.67)%
5 Years            $ 8,413     (3.40)%(S)
10 Years           $14,455      3.75%(S)

International Securities Fund - Class E++
---------------------------------------------
Periods Ended     Growth of     Total
  10/31/02         $10,000      Return
-------------     ---------  ------------
1 Year             $ 8,709    (12.91)%
5 Years            $ 8,295     (3.67)%(S)
10 Years           $14,158      3.54%(S)

International Securities Fund - Class C++++
---------------------------------------------
Periods Ended     Growth of     Total
  10/31/02         $10,000      Return
-------------     ---------  -------------
1 Year             $ 8,648    (13.52)%
5 Years            $ 8,067     (4.20)%(S)
10 Years           $13,770      3.25%(S)

MSCI EAFE Index
---------------------------------------------
Periods Ended     Growth of     Total
  10/31/02         $10,000      Return
-------------     ---------  ------------
1 Year             $ 8,707    (12.93)%
5 Years            $ 8,659     (2.84)%(S)
10 Years           $15,310      4.35%(S)

Salomon Smith Barney Broad Market Index (BMI)
ex-US +
---------------------------------------------
Periods Ended     Growth of     Total
  10/31/02         $10,000      Return
-------------     ---------  ------------
1 Year             $ 8,877    (11.23)%
5 Years            $ 8,915     (2.27)%(S)
10 Years           $16,097      4.88%(S)

Performance Review

For the twelve months ended October 31, 2002 the International Securities Fund Class S, Class E, and Class C shares fell 12.67%, 12.91%, and 13.52% respectively, lagging the benchmark Salomon Smith Barney BMI ex-US Index (BMI ex-US) which lost 11.23%.

42 International Securities Fund

International Securities Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Market and Portfolio Highlights

Equity prices weakened during the fiscal year. Investors continued to focus their attention on the US, reflecting their expectations that a US economic recovery would be needed in order to stimulate global economies. News of accounting irregularities among several large US corporations had significant ramifications for global capital markets, as doubt was cast on the veracity of US accounting standards and on US corporations' reported earnings. Combined with continued disappointment in the face of economic recovery, a seemingly imminent US war with Iraq, and a lack of decisive action by either Japan or Europe to address their own ailing economies, investor sentiment was negatively impacted.

Value stocks clearly dominated growth issues during the fiscal year. Alliance/Bernstein, Boston Co., and Delaware fared best among the Fund's managers, with all three outperforming the benchmark. Fidelity, J.P. Morgan, and AQR were assisted by their more constant exposure to countries and sectors otherwise under-or overweighted by active managers. While this benefited the Fund, its exposure to companies with less visible earnings (cyclical companies in particular) resulted in the Fund trailing the benchmark. Driehaus, Marvin & Palmer and Mastholm lagged due to the lack of sustained trends in either corporate earnings or sector leadership, as well as stock-specific disappointments related to accounting irregularities. These included Irish drug company Elan, which dropped early in the year on news it had misstated revenues associated with drugs under development, and French media conglomerate Vivendi Universal.

While the Fund enjoyed generally effective security selection by the value managers, this was offset by several large sell offs in stocks held by the Fund's growth managers including Vivendi, Elan, and KPN. These losses contributed to a material portion of the Fund's underperformance in the period. Persistent weakness in growth sectors of the market also detracted from results, with economically sensitive sectors such as technology, hardest hit.

During second quarter 2002, mandates were modified, allowing some of the Fund's managers to invest in emerging markets. Though investment in emerging markets was limited to 5% of the Fund's net assets, this contributed positive performance as emerging markets provided some of the highest returns of any asset class over this time period.

AQR Capital Management, LLC was hired in June to replace a product being discontinued by JP Morgan. AQR's approach is quantitatively driven and introduced a marginally higher emphasis on country allocation, as well as the introduction of a tactical currency strategy to the Fund.

Top Ten Equity Holdings
(as a percent of Total Investments)                         October 31, 2002

Canon, Inc.                                                       1.8%
GlaxoSmithKline PLC                                               1.5
Total Fina Elf SA                                                 1.3
Vodafone Group PLC                                                1.3
ENI-Ente Nazionale Idrocarburi SpA                                1.3
Novartis AG                                                       1.3
Shell Transport & Trading Co. PLC                                 0.9
Telefonica SA                                                     0.9
Royal Dutch Petroleum Co.                                         0.9
Nissan Motor Co., Ltd.                                            0.9

Portfolio Characteristics

                                                            October 31, 2002
Current P/E Ratio                                                     14.05x
Portfolio Price/Book Ratio                                             1.59x
Market Capitalization - $-Weighted Average                          24.7 Bil
Number of Holdings                                                       828

Money Managers                                                   Styles

Alliance Capital Management, LP - Bernstein
   Investment Research & Management Unit                       Value
AQR Capital Management, LLC                                    Value
Capital International, Inc.                                    Growth
Delaware International Advisers, Ltd.                          Value
Driehaus Capital Management, Inc.                              Growth
Fidelity Management & Research Co.                             Growth
Marvin & Palmer Associates, Inc.                               Growth
Mastholm Asset Management, LLC                                 Growth
Oechsle International Advisors, LLC                            Growth
The Boston Company Asset Management, LLC                       Value

                              ____________________

* International Securities Fund Class S assumes initial investment on November 1, 1992.

**    Morgan Stanley Capital International Europe, Australia, Far East (MSCI
      EAFE) Index is an index composed of an arithmetic, market value-weighted average of the performance of approximately 1,600 securities listed on the stock exchange of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

++ International Securities Fund Class S performance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ International Securities Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+ Salomon Smith Barney BMI Index ex-US is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries.

(S)   Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.

                                                International Securities Fund 43

International Securities Fund

Statement of Net Assets--October 31, 2002

                                                                         Market
                                                         Number           Value
                                                           of             (000)
                                                         Shares             $
--------------------------------------------------------------------------------
Common Stocks - 88.9%
Australia - 4.3%
Amcor, Ltd.                                               762,654          3,441
AMP, Ltd.                                                  33,650            237
Australia & New Zealand Banking
   Group, Ltd. (AE)                                       260,660          2,724
Australian Stock Exchange, Ltd.                             4,110             26
BHP Billiton, Ltd. (AE)                                   814,851          4,382
BHP Steel, Ltd. (AE)                                       25,605             42
Billabong International, Ltd.                              32,810            122
Boral, Ltd.                                               239,587            554
Brambles Industries, Ltd.                                  37,551            143
BRL Hardy, Ltd.                                            12,875             55
Coca-Cola Amatil, Ltd.                                    151,282            443
Coles Myer, Ltd.                                          191,457            679
Commonwealth Bank of Australia                            115,225          1,944
Commonwealth Properties                                    39,492             26
CSR, Ltd. (AE)                                            284,258            868
David Jones, Ltd.                                          31,200             19
Deutsche Office Trust                                      35,500             24
Foodland Associated, Ltd.                                   3,000             32
Foster's Group, Ltd. (AE)                               1,347,291          3,552
Futuris Corp., Ltd.                                        15,000              9
Gandel Retail Trust                                        70,420             52
General Property Trust                                     38,900             61
Goodman Fielder, Ltd.                                      16,000             13
Harvey Norman Holdings, Ltd.                               29,100             41
Iluka Resources, Ltd.                                       6,900             18
Insurance Australia Group, Ltd.                            18,300             25
James Hardie Industries NV                                 81,716            281
John Fairfax Holdings, Ltd.                                27,760             45
Leighton Holdings, Ltd.                                    18,630             97
Macquarie Bank, Ltd.                                        6,240             79
Macquarie Infrastructure Group (AE)                        22,000             35
Metcash Trading, Ltd.                                      35,880             42
MIM Holdings, Ltd.                                        215,800            137
National Australia Bank, Ltd. (AE)                        305,291          5,824
Newcrest Mining, Ltd.                                       6,200             20
News Corp., Ltd. (AE)                                      91,533            541
OneSteel, Ltd.                                             25,600             22
Orica, Ltd.                                               151,373            849
Origin Energy, Ltd.                                         5,600             12
Paperlinx, Ltd.                                            14,000             39
Patrick Corp., Ltd.                                        10,330             81
Perpetual Trustees Australia, Ltd.                          3,220             62
Publishing & Broadcasting, Ltd.                             8,940             40
Qantas Airways, Ltd. (AE)                                 164,540            344
QBE Insurance Group, Ltd.                                  93,406            399
Rio Tinto, Ltd.                                            10,660            189
Santos, Ltd.                                              409,900          1,422
Southcorp, Ltd.                                             4,000             11
Stockland Trust Group                                      10,600             27
Suncorp-Metway, Ltd.                                        8,607             58
TabCorp Holdings, Ltd.                                      7,250             47
Telstra Corp., Ltd.                                       707,266          1,868
Wesfarmers, Ltd.                                           11,600            170
Westfield America (o)                                      30,900             36
Westfield Holdings, Ltd.                                   19,440            134
Westfield Trust                                            31,300             59
Westpac Banking Corp.                                     155,480          1,225
WMC, Ltd. (AE)                                             64,900            273
Woodside Petroleum, Ltd.                                    5,600             37
Woolworths, Ltd. (AE)                                      94,910            648
                                                                       ---------
                                                                          34,685
                                                                       ---------

Austria - 0.1%
Erste Bank der Oesterreichischen
   Sparkassen AG                                            5,736            336
OMV AG (AE)                                                 1,500            145
Voestalpine AG                                             11,000            279
                                                                       ---------
                                                                             760
                                                                       ---------

Belgium - 0.9%
Delhaize Group                                             21,300            332
Dexia                                                      66,320            639
Dexia (AE)                                                 81,850            785
Dexia (AE)                                                 81,850              1
Electrabel                                                  5,868          1,364
Fortis (AE)                                               114,212          2,088
Fortis                                                     38,700            708
KBC Bancassurance Holding                                  23,700            746
Solvay SA Class A (AE)                                      5,395            325
                                                                       ---------
                                                                           6,988
                                                                       ---------

Bermuda - 0.2%
RenaissanceRe Holdings, Ltd.                               29,916          1,227
                                                                       ---------

Brazil - 0.1%
Cia Vale do Rio Doce - ADR (AE)                             7,228            190
Petroleo Brasileiro SA - Petrobras - ADR                   41,450            548
                                                                       ---------
                                                                             738
                                                                       ---------

Canada - 2.3%
Abitibi-Consolidated, Inc.                                 35,440            225
Agrium, Inc.                                                1,100             11
Alcan, Inc.                                                 8,870            248
Alimentation Couche Tard, Inc. (AE)                         1,000              9
ATI Technologies, Inc. (AE)                                 4,780             30
Bank of Montreal                                           21,944            534
Bank of Nova Scotia                                       108,151          3,170
Barrick Gold Corp.                                         15,110            226
BCE, Inc.                                                  37,800            652
BCE, Inc.                                                   1,790             31
Biovail Corp. (AE)                                          3,470            109
Biovail Corp. (AE)                                            830             26
Bombardier, Inc. Class B (AE)                              17,100             57
Brascan Corp.                                               4,020             79

44 International Securities Fund

International Securities Fund

Statement of Net Assets, continued--October 31, 2002

                                                                         Market
                                                         Number           Value
                                                           of             (000)
                                                         Shares             $
--------------------------------------------------------------------------------
Brookfield Properties Corp.                                 1,170             21
CAE, Inc.                                                     700              2
CAE, Inc.                                                   2,900              9
Canada Life Financial Corp.                                 1,970             38
Canadian Imperial Bank of Commerce                         11,010            273
Canadian National Railway Co.                              21,110            892
Canadian Natural Resources, Ltd.                            3,656             99
Canadian Pacific Railway, Ltd.                              4,150             81
Canadian Pacific Railway, Ltd.                                300              6
Canadian Tire Corp. Class A                                 2,890             59
Celestica, Inc. (AE)                                        6,610             91
CGI Group, Inc. (AE)                                          200              1
CGI Group, Inc. Class A (AE)                                6,530             29
CHC Helicopter Corp.                                        1,650             32
Cognos, Inc. (AE)                                           1,100             22
Cott Corp. (AE)                                            21,800            396
Cott Corp. (AE)                                            33,666            623
CP Ships, Ltd. (AE)                                         4,820             58
Descartes Systems Group, Inc. (The)                         3,800             10
Dofasco, Inc.                                               2,400             44
Domtar, Inc.                                                6,130             58
Enbridge, Inc.                                              3,710            104
Encana Corp.                                               13,874            403
Fairmont Hotels & Resorts, Inc.                             1,120             28
Fairmont Hotels & Resorts, Inc. (AE)                        1,040             25
Falconbridge, Ltd.                                          3,850             36
Fording, Inc. (AE)                                            500             10
George Weston, Ltd. (AE)                                    1,130             71
Goldcorp, Inc.                                              3,090             30
Hudson's Bay Co.                                            1,900              9
Husky Energy, Inc.                                          4,600             47
Imperial Oil, Ltd.                                          4,390            118
Inco, Ltd. (AE)                                             7,450            142
Investors Group, Inc.                                       4,520             74
Loblaw Cos., Ltd.                                           9,710            351
Magna International, Inc. Class A                           1,340             72
Magna International, Inc. Class A                           1,050             57
Manulife Financial Corp.                                   12,940            278
Masonite International Corp. (AE)                           4,350             72
MDS, Inc.                                                   1,590             22
Methanex Corp.                                                820              7
Methanex Corp. (AE)                                         2,730             23
Molson, Inc. Class A (AE)                                  14,360            270
National Bank Of Canada                                     6,430            121
Newmont Mining Corp. of Canada                                930             23
Nexen, Inc.                                                 2,870             61
Noranda, Inc.                                               8,400             76
Nortel Networks Corp.                                     288,200            350
Nova Chemicals Corp.                                        1,870             37
Onex Corp.                                                  5,200             54
Penn West Petroleum, Ltd. (AE)                                950             22
Petro-Canada                                               26,251            726
Placer Dome, Inc.                                           8,190             71
Potash Corp. of Saskatchewan                                1,410             95
Power Corp. of Canada                                       4,230             94
Power Financial Corp.                                       3,970             87
Precision Drilling Corp. (AE)                               1,560             53
Quebecor World, Inc.                                        2,600             64
Rogers Communications, Inc. Class B (AE)                    1,280             10
Royal Bank of Canada                                       32,130          1,117
Royal Group Technologies, Ltd. (AE)                         1,200             13
Shell Canada, Ltd.                                          1,500             49
Shoppers Drug Mart Corp. (AE)                              28,300            450
Sobeys, Inc.                                                1,880             45
SouthernEra Resources, Ltd. (AE)                            3,240             13
Sun Life Financial Services of Canada, Inc.                18,495            309
Suncor Energy, Inc.                                        25,162            364
Talisman Energy, Inc.                                      49,640          1,812
Teck Cominco, Ltd. Class B (AE)                             5,550             38
TELUS Corp. (Non-voting shares)                            23,800            168
Thomson Corp. (The) (AE)                                   49,500          1,368
TransCanada PipeLines, Ltd.                                15,310            220
                                                                       ---------
                                                                          18,410
                                                                       ---------

China - 0.2%
Byd Co., Ltd. Class H (AE)                                 18,000             37
Huaneng Power International, Inc.
   Class H                                              1,540,000          1,106
PetroChina Co., Ltd. (AE)                               2,947,200            552
                                                                       ---------
                                                                           1,695
                                                                       ---------

Czech Republic - 0.1%
Komercni Banka AS (AE)                                      7,306            461
                                                                       ---------

Denmark - 0.4%
Coloplast A/S Class B (AE)                                    300             21
Danske Bank A/S (AE)                                       53,453            851
DSV DE Sammenslut Vogn A/S                                    900             20
FLS Industries A/S Class B                                  3,500             37
Group 4 Falck A/S                                          11,500            283
ISS A/S (AE)                                               18,962            611
Novo-Nordisk A/S Class B (AE)                               8,350            230
TDC A/S (AE)                                               47,550          1,026
                                                                       ---------
                                                                           3,079
                                                                       ---------

Finland - 1.5%
Fortum Oyj (AE)                                           118,557            710
Nokia OYJ (AE)                                            308,925          5,247
Nokia OYJ - ADR                                            73,650          1,224
Sampo Oyj Class A                                         209,778          1,431
Stora Enso Oyj Class R                                     42,500            442
UPM-Kymmene Oyj (AE)                                       86,887          2,818
                                                                       ---------
                                                                          11,872
                                                                       ---------

France - 9.2%
Accor SA (AE)                                              68,843          2,444
Air France                                                 71,446            838
Air Liquide (AE)                                            4,113            527
Alcatel SA Class A                                        102,975            514

                                                International Securities Fund 45

International Securities Fund

Statement of Net Assets, continued--October 31, 2002

                                                                         Market
                                                         Number           Value
                                                           of             (000)
                                                         Shares             $
--------------------------------------------------------------------------------
Alstom (AE)                                                 6,300             33
Aventis SA (AE)                                            88,805          5,316
AXA                                                        68,853          1,028
BNP Paribas (AE)                                          129,155          5,149
Bouygues (AE)                                              58,400          1,538
Carrefour SA (AE)                                          61,021          2,833
Casino Guichard Perrachon SA                                2,050            129
Christian Dior SA                                          13,400            464
Cie de Saint-Gobain                                       157,971          3,431
Cie Generale D'Optique Essilor
   International SA                                        24,655            993
CNP Assurances                                              4,600            163
Credit Lyonnais SA (AE)                                    12,982            462
Groupe Danone                                               4,500            584
L'Oreal SA                                                 50,638          3,771
Lafarge SA (AE)                                             6,085            485
Lafarge SA                                                  2,326            185
Lagardere S.C.A.                                           16,000            705
LVMH Moet Hennessy Louis Vuitton SA (AE)                   65,493          2,940
Michelin (C.G.D.E.) Class B (AE)                           32,839            955
Orange SA (AE)                                             61,500            345
Pechiney SA Class A (AE)                                   30,494            941
Pernod-Ricard                                              17,747          1,798
Peugeot SA (AE)                                            61,190          2,596
Renault SA (AE)                                            25,200          1,185
Sanofi-Synthelabo SA (AE)                                  53,053          3,244
Schneider Electric SA (AE)                                 51,647          2,394
Societe Assurances Generales de
   France (AE)                                             73,054          2,531
Societe Generale Class A                                  100,692          5,100
Societe Television Francaise 1                             34,349            884
Suez SA (AE)                                               88,129          1,549
Technip-Coflexip SA                                           427             28
Thomson/ex-TMM (AE)                                        59,300          1,093
Total Fina Elf SA (AE)                                     76,904         10,593
Total Fina Elf SA - ADR                                    33,036          2,247
Valeo SA                                                   15,852            467
Vivendi Universal SA (AE)                                 152,666          1,875
Wavecom SA (AE)                                             4,995            162
                                                                       ---------
                                                                          74,519
                                                                       ---------

Germany - 4.1%
Aareal Bank AG (AE)                                         6,400             83
Adidas-Salomon AG                                           1,400            107
Aixtron AG                                                 10,600             63
Allianz AG (AE)                                            19,548          2,054
Altana AG (AE)                                              4,740            227
AMB Generali Holding AG (AE)                                6,900            422
BASF AG (AE)                                               42,550          1,578
Bayer AG (AE)                                             153,928          2,921
Bayerische Hypo-und Vereinsbank AG (AE)                   118,982          1,578
Bayerische Motoren Werke AG (AE)                           36,800          1,314
Beiersdorf AG (AE)                                          1,029            113
Continental AG                                             27,100            388
DaimlerChrysler AG (AE)                                    27,100            933
Deutsche Bank AG (AE)                                         600             26
Deutsche Boerse AG (AE)                                    19,047            687
Deutsche Lufthansa AG (AE)                                 72,854            835
Deutsche Post AG                                          148,391          1,518
Deutsche Telekom AG (AE)                                   25,500            291
E.ON AG (AE)                                               58,414          2,620
Epcos AG (AE)                                               5,300             56
Gehe AG                                                     4,700            180
Hannover Rueckversicherungs AG                             18,300            416
HeidelbergCement AG                                         8,300            316
Infineon Technologies AG (AE)                              14,000            137
KarstadtQuelle AG                                          67,500          1,295
LIndustriese AG                                             2,500             96
MAN AG                                                     13,000            155
Medion AG                                                  14,300            555
Merck KGaA                                                  1,700             37
Metro AG                                                   14,100            330
Muenchener Rueckversicherungs AG                            5,057            646
RWE AG                                                     77,854          2,420
SAP AG (AE)                                                 1,300            100
Schering AG (AE)                                           15,000            682
Siemens AG                                                 69,850          3,306
Software AG (AE)                                           19,380            238
ThyssenKrupp AG                                            27,900            292
TUI AG                                                      4,400             80
Volkswagen AG (AE)                                        103,084          3,886
                                                                       ---------
                                                                          32,981
                                                                       ---------

Greece - 0.2%
Hellenic Telecommunications
   Organization SA (AE)                                    33,250            371
Hellenic Telecommunications
   Organization SA - ADR                                  200,578          1,147
                                                                       ---------
                                                                           1,518
                                                                       ---------

Hong Kong - 2.3%
Bank of East Asia                                          15,000             26
Cathay Pacific Airways, Ltd.                               35,000             49
Cheung Kong Holdings, Ltd. (AE)                           116,800            775
Cheung Kong Infrastructure Holdings, Ltd.                  22,000             39
China Mobile, Ltd. (AE)                                   405,000            997
CLP Holdings, Ltd. (AE)                                    87,280            354
CNOOC, Ltd. (AE)                                        1,675,400          2,084
Dairy Farm International Holdings, Ltd. (AE)               20,700             17
Esprit Holdings, Ltd.                                      54,500             92
Giordano International, Ltd.                               26,000             10
Hang Lung Properties, Ltd.                                 30,000             29
Hang Seng Bank, Ltd.                                       69,800            754
Henderson Land Development                                 23,000             70
Hong Kong & China Gas                                     502,200            660
Hong Kong Electric Holdings                               475,500          1,933
Hong Kong Exchanges and Clearing, Ltd.                  1,032,000          1,376
Hongkong Land Holdings, Ltd. (AE)                         125,000            173

46 International Securities Fund

International Securities Fund

Statement of Net Assets, continued--October 31, 2002

                                                                     Market
                                                    Number           Value
                                                      of             (000)
                                                    Shares             $
--------------------------------------------------------------------------------
Hutchison Whampoa, Ltd. (AE)                       263,730           1,623
Jardine Matheson Holdings, Ltd. (AE)               214,100           1,295
JCG Holdings, Ltd.                                  40,400              19
Johnson Electric Holdings                          200,500             212
Kerry Properties, Ltd.                             350,000             247
Li & Fung, Ltd. (AE)                               260,600             257
MTR Corp.                                          639,557             759
Shangri-La Asia, Ltd.                              183,000             115
SmarTone Telecommunications
   Holding, Ltd.                                    23,000              25
Sun Hung Kai Properties, Ltd. (AE)                 346,600           2,160
Swire Pacific, Ltd. Class A (AE)                   326,800           1,374
Wharf Holdings, Ltd.                               754,862           1,495
Wing Hang Bank, Ltd.                                 6,700              21
                                                                 ---------
                                                                    19,040
                                                                 ---------
Hungary - 0.1%
OTP Bank Rt. - GDR                                  30,219             529
                                                                 ---------
Indonesia - 0.0%
Telekomunikasi Industriesonesia
   Tbk PT (AE)                                     693,600             231
                                                                 ---------
Ireland - 1.1%
Allied Irish Banks PLC                             144,373           2,023
Allied Irish Banks PLC                              11,000             155
Anglo Irish Bank Corp. PLC                           3,405              23
Bank of Ireland (AE)                                   970              11
Bank of Ireland (AE)                               351,608           3,900
CRH PLC (AE)                                        24,493             309
CRH PLC (AE)                                        28,347             360
DePfa Bank PLC (AE)                                  5,000             231
Irish Life & Permanent PLC                          29,463             350
Ryanair Holdings PLC (AE)                          153,130             986
Ryanair Holdings PLC - ADR (AE)                     22,054             821
                                                                 ---------
                                                                     9,169
                                                                 ---------
Israel - 0.3%
Taro Pharmaceuticals Industries (AE)                24,719             859
Teva Pharmaceutical Industries - ADR                20,431           1,582
                                                                 ---------
                                                                     2,441
                                                                 ---------
Italy - 3.6%
Assicurazioni Generali SpA                          22,500             401
Autostrade Concessioni e Costruzioni
   Autostrade SpA (AE)                              58,852             487
Banca Nazionale Del Lavoro SpA (AE)                227,000             234
Banca Popolare di Bergamo Credito
   Varesino SCRL                                    44,941             807
Banca Popolare di Milano SCRL                       43,900             153
Banco Popolare di Verona e Novara Scrl              99,186           1,189
Benetton Group SpA                                  20,500             208
Enel SpA (AE)                                      238,000           1,169
ENI-Ente Nazionale Idrocarburi SpA (AE)            754,579          10,476
Fiat SpA                                             6,900              58
Finmeccanica SpA (AE)                            2,291,460           1,259
IntesaBci SpA (AE)                               2,113,245           3,589
Italcementi SpA                                     22,600             199
Italgas SpA                                         35,664             348
Lottomatica SpA                                     23,379             180
Luxottica Group SpA                                    200               3
Mediaset SpA                                       382,444           2,670
Parmalat Finanziaria SPA (AE)                      223,300             624
Riunione Adriatica di Sicurta SpA                   17,200             214
Saipem SPA                                          37,900             205
Sanpaolo IMI SpA (AE)                              100,830             629
Telecom Italia SpA                                 415,205           2,192
Telecom Italia SpA (AE)                             59,700             474
TIM SpA (AE)                                       251,329           1,167
UniCredito Italiano SpA                             44,400             167
                                                                 ---------
                                                                    29,102
                                                                 ---------
Japan - 16.5%
77 Bank, Ltd. (The)                                212,000             820
Acom Co., Ltd.                                       9,350             289
Advantest Corp. (AE)                                10,000             329
Aeon Co., Ltd. (AE)                                 33,700             828
Aeon Mall Co., Ltd.                                  1,200              29
Aiful Corp.                                         24,560           1,032
Ajinomoto Co., Inc.                                 28,000             287
Alps Electric Co., Ltd.                             12,000             142
Amano Corp.                                          5,000              31
Aoyama Trading Co., Ltd. (AE)                        5,900              72
Asahi Glass Co., Ltd.                               30,000             179
Asahi Kasei Corp.                                   31,000              69
Autobacs Seven Co., Ltd.                             2,700              69
Bandai Co., Ltd.                                     3,600             130
Bank of Yokohama, Ltd. (The)                        48,000             201
Bridgestone Corp.                                  179,000           2,231
Brother Industries, Ltd. (AE)                       82,000             596
Canon, Inc.                                        389,000          14,351
Central Glass Co., Ltd.                             17,000              77
Central Japan Railway Co.                               21             127
Chubu Electric Power Co., Inc.                      20,200             337
Chugai Pharmaceutical Co., Ltd. (AE)                23,900             195
Citizen Watch Co., Ltd.                             32,000             168
Credit Saison Co., Ltd.                            117,850           2,328
CSK Corp.                                            8,000             194
Dai Nippon Printing Co., Ltd.                       11,000             112
Daicel Chemical Industries                           1,000               3
Daiichi Pharmaceutical Co., Ltd.                    28,000             409
Daikin Industries, Ltd.                             11,000             171
Daimaru, Inc.                                       17,000              58
Dainippon Ink & Chemical (AE)                        6,000              10
Dainippon Screen Manufacturing Co., Ltd.            11,000              41
Daito Trust Construction Co., Ltd.                  35,250             692
Daiwa House Industry Co., Ltd.                     192,000           1,028
Daiwa Securities Group, Inc. (AE)                   94,000             439

                                             International Securities Fund 47

International Securities Fund

Statement of Net Assets, continued--October 31, 2002

                                                                   Market
                                                 Number            Value
                                                   of              (000)
                                                 Shares              $
------------------------------------------------------------------------
Denki Kagaku Kogyo K K                              28,000            53
Denso Corp.                                         22,300           355
Dowa Mining Co.                                     32,000           134
East Japan Railway Co.                                 574         2,614
Eisai Co., Ltd. (AE)                               112,500         2,429
FamilyMart                                          21,800           416
Fast Retailing Co., Ltd.                             3,200            99
Fuji Electric Co., Ltd. (AE)                        53,000            96
Fuji Machine Manufacturing Co., Ltd.                41,200           306
Fuji Photo Film Co., Ltd. (AE)                      19,000           524
Fujisawa Pharmaceutical Co., Ltd. (AE)               5,000            97
Fujitsu Support and Service, Inc.                    2,100            25
Funai Electric Co., Ltd. (AE)                        1,500           162
Futaba Corp. (AE)                                    7,900           185
Gunze, Ltd.                                         32,000           126
Hankyu Department Stores                             2,000            11
Heiwa Corp.                                          8,400           125
Hino Motors, Ltd. (AE)                              35,000           106
Hirose Electric Co., Ltd. (AE)                       3,300           233
Hitachi Chemical Co., Ltd.                          12,800            94
Hitachi Maxell, Ltd.                                14,000           174
Hitachi, Ltd. (AE)                                 547,000         2,139
Honda Motor Co., Ltd.                              184,300         6,604
Hosiden Corp. (AE)                                   6,000            52
Hoya Corp.                                          16,000         1,098
Ibiden Co., Ltd.                                     7,400            68
Ito-Yokado Co., Ltd.                                39,000         1,216
Itochu Corp. (AE)                                   62,000           129
Jafco Co., Ltd.                                      2,600           109
Japan Telecom Holdings Co., Ltd. (AE)                   55           145
Japan Tobacco, Inc.                                     27           173
JFE Holdings, Inc. (AE)                              2,800            34
JGC Corp.                                           26,000           145
JSR Corp. (AE)                                      15,000           124
Kansai Electric Power Co.                           19,600           277
Kao Corp. (AE)                                     115,000         2,628
Kawasaki Heavy Industries, Ltd. (AE)                52,000            43
Kawasaki Kisen Kaisha, Ltd.                         31,000            43
KDDI Corp. (AE)                                         85           250
Keyence Corp.                                        3,200           530
Kobayashi Pharmaceutical Co., Ltd.                   1,900            75
Konami Corp.                                        55,800         1,330
Konica Corp.                                         1,000             7
Kose Corp.                                           6,930           214
Koyo Seiko Co., Ltd.                                24,000            96
Kubota Corp.                                         7,000            18
Kyocera Corp.                                        6,700           395
Kyushu Electric Power (AE)                          30,500           415
Lawson, Inc. (AE)                                   34,700           861
Mabuchi Motor Co., Ltd.                             20,200         1,794
Makita Corp. (AE)                                    9,000            58
Matsumotokiyoshi Co., Ltd.                          37,000         1,392
Matsushita Electric Industrial Co., Ltd. (AE)      383,000         4,014
Meitec Corp.                                         4,100            92
Millea Holdings, Inc. (AE)                             140         1,046
Minebea Co., Ltd.                                  189,000           858
Minolta Co., Ltd.                                   33,000           129
Mitsubishi Corp. (AE)                               44,000           275
Mitsubishi Electric Corp.                          135,000           343
Mitsubishi Estate Co., Ltd.                         58,000           434
Mitsubishi Heavy Industries, Ltd. (AE)             181,000           384
Mitsubishi Motors Corp. (AE)                        85,000           165
Mitsubishi Tokyo Financial Group, Inc. (AE)            113           737
Mitsui & Co., Ltd.                                 128,000           605
Mitsui Chemicals, Inc.                              62,000           217
Mitsui Engineering & Shipbuilding                   28,000            27
Mitsui Fudosan Co., Ltd. (AE)                       60,000           460
Mitsui O.S.K. Lines, Ltd.                          641,000         1,109
Mitsui Sumitomo Insurance Co., Ltd. (AE)           104,000           432
Mitsui Trust Holdings, Inc.                         87,000           157
Mitsumi Electric Co., Ltd.                           4,200            38
Mizuho Holdings, Inc. (AE)                             109           165
Murata Manufacturing Co., Ltd. (AE)                 64,900         3,067
Namco, Ltd.                                          4,100            65
NEC Corp. (AE)                                      52,000           191
NGK Insulators, Ltd.                                13,000            74
Nichicon Corp.                                      14,200           161
Nidec Corp.                                            700            43
Nikko Cordial Corp. (AE)                           172,000           689
Nikon Corp. (AE)                                    48,000           335
Nintendo Co., Ltd. (AE)                             10,400         1,002
Nippon Express Co., Ltd.                           437,000         1,784
Nippon Meat Packers, Inc.                          121,000         1,017
Nippon Oil Corp. (AE)                               25,000            97
Nippon Sanso Corp.                                  25,000            74
Nippon Shokubai Kagaku Kogyo Co.                    12,000            54
Nippon Steel Corp.                                   7,000             8
Nippon Telegraph & Telephone Corp. (AE)                529         1,939
Nippon Unipac Holding (AE)                              80           368
Nippon Yusen Kabushiki Kaisha                       38,000           113
Nishimatsu Construction Co., Ltd.                  138,400           399
Nissan Motor Co., Ltd. (AE)                        923,000         7,090
Nisshin Seifun Group, Inc.                           1,000             7
Nitto Denko Corp. (AE)                               5,900           156
NOK Corp.                                           76,000           887
Nomura Holdings, Inc. (AE)                         165,000         1,899
NTN Corp.                                           19,000            64
NTT DoCoMo, Inc. (AE)                                  460           849
Olympus Optical Co., Ltd. (AE)                       7,000           106
Omron Corp.                                          1,000            12
Ono Pharmaceutical Co., Ltd.                         1,000            32
Onward Kashiyama Co., Ltd.                           1,000             8
ORIX Corp.                                          29,100         1,646
Pioneer Corp.                                       32,100           548
Promise Co., Ltd.                                    3,150           102
Ricoh Co., Ltd.                                     28,000           501
Rinnai Corp.                                        70,500         1,551
Rohm Co., Ltd. (AE)                                 20,540         2,587

48 International Securities Fund

International Securities Fund

Statement of Net Assets, continued--October 31, 2002

                                                                          Market
                                                          Number          Value
                                                            of            (000)
                                                          Shares            $
--------------------------------------------------------------------------------
Sammy Corp.                                                 12,500           335
Sankyo Co., Ltd.                                            32,000           377
Sankyo Co., Ltd.                                             2,200            55
Sega Corp. (AE)                                              1,200            14
Seino Transportation Co., Ltd.                              25,000           150
Seiyu, Ltd. (The) (AE)                                     246,865           740
Sekisui House, Ltd. (AE)                                    42,000           309
Seven - Eleven Japan (AE)                                    6,000           169
SFCG Co., Ltd. (AE)                                          7,010           536
Sharp Corp.                                                  6,000            50
Shimachu Co., Ltd. (AE)                                     17,200           331
Shimamura Co.                                                1,800           115
Shin-Etsu Chemical Co., Ltd. (AE)                          114,150         3,522
Shiseido Co., Ltd. (AE)                                     54,000           600
Showa Shell Sekiyu KK                                        2,500            14
Skylark Co., Ltd.                                           53,800           896
SMC Corp.                                                    2,100           166
Sompo Japan Insurance, Inc. (AE)                            22,000           115
Sony Corp. (AE)                                             50,800         2,185
Stanley Electric Co., Ltd.                                  37,000           424
Sumisho Lease Co., Ltd.                                      7,000            91
Sumitomo Bakelite Co., Ltd.                                144,000           578
Sumitomo Chemical Co., Ltd.                                 66,000           198
Sumitomo Corp.                                              86,000           373
Sumitomo Electric Industries, Ltd. (AE)                     31,000           157
Sumitomo Heavy Industries, Ltd.                             22,000            15
Sumitomo Mitsui Banking Corp. (AE)                         176,000           728
Sumitomo Realty & Development Co., Ltd.                     21,000           104
Sumitomo Trust & Banking Co., Ltd. (The)                    87,000           398
Suzuken Co., Ltd.                                            1,900            51
Suzuki Motor Corp.                                          40,000           428
Taiyo Yuden Co., Ltd.                                        8,000            95
Takeda Chemical Industries, Ltd. (AE)                      100,600         4,180
Takefuji Corp. (AE)                                         19,690           826
TDK Corp. (AE)                                              21,500           844
Terumo Corp. (AE)                                            9,000           124
THK Co., Ltd.                                               22,800           232
TIS, Inc.                                                    3,300            42
Tohoku Electric Power                                       69,800           929
Tokyo Electric Power Co.                                    27,300           505
Tokyo Electron, Ltd. (AE)                                   20,700           835
Tokyo Gas Co., Ltd.                                        321,000           938
Tokyo Seimitsu Co., Ltd.                                       600            12
Tokyu Corp. (AE)                                            35,000           123
TonenGeneral Sekiyu KK (AE)                                  9,000            56
Toppan Printing Co., Ltd.                                   21,000           156
Toray Industries, Inc.                                     115,000           247
Toshiba Corp. (AE)                                          35,000            88
Tosoh Corp.                                                 63,000           134
Tostem Inax Holding Corp.                                    4,000            54
Toyo Seikan Kaisha, Ltd.                                    10,000           104
Toyoda Gosei Co., Ltd.                                      10,200           183
Toyota Industries Corp.                                      1,500            22
Toyota Motor Corp. (AE)                                     81,700         1,987
Trend Micro, Inc. (AE)                                      16,000           366
UFJ Holdings, Inc. (AE)                                         99           149
UMC Japan (AE)                                                  77            63
Uni-Charm Corp.                                              6,100           226
UNY Co., Ltd.                                               90,000           883
Ushio, Inc.                                                 15,000           157
Victor Co. of Japan, Ltd.                                    4,000            24
West Japan Railway Co.                                         324         1,050
World Co., Ltd.                                              4,500            96
Yahoo Japan Corp. (AE)                                          43           555
Yakult Honsha Co., Ltd.                                     20,000           243
Yamaha Corp.                                                53,700           463
Yamaha Motor Co., Ltd.                                     237,000         1,739
Yamanouchi Pharmaceutical Co., Ltd. (AE)                    22,300           546
Yamato Transport Co., Ltd. (AE)                             11,000           157
Yokogawa Electric Corp.                                     20,000           106
                                                                       ---------
                                                                         133,875
                                                                       ---------
Luxembourg - 0.2%
Arcelor (AE)                                               116,639         1,260
Arcelor (AE)                                                43,733           463
                                                                       ---------
                                                                           1,723
                                                                       ---------
Malaysia - 0.1%
Gamuda BHD (AE)                                             42,000            63
IJM Corp. BHD                                               38,000            52
Maxis Communications BHD (AE)                              305,385           478
Resorts World BHD (AE)                                     114,000           270
                                                                       ---------
                                                                             863
                                                                       ---------
Mexico - 0.5%
America Movil SA de CV Series L - ADR                       42,730           574
Telefonos de Mexico SA de CV - ADR                          52,150         1,591
Wal-Mart de Mexico SA de CV
   Series V (AE)                                           600,405         1,499
                                                                       ---------
                                                                           3,664
                                                                       ---------
Netherlands - 5.6%
ABN Amro Holding NV (AE)                                   228,983         3,363
Aegon NV (AE)                                              107,626         1,459
Akzo Nobel NV (AE)                                          38,185         1,142
ASML Holding NV (AE)                                        48,847           428
Buhrmann NV (AE)                                            94,377           356
DSM NV                                                      58,600         2,478
Euronext NV                                                 61,421         1,223
European Aeronautic Defense and
   Space Co.                                                28,900           319
Gucci Group NV (AE)                                          3,300           299
Hagemeyer                                                   21,100           160
Heineken Holding NV Class A (AE)                             6,156           180
Heineken NV (AE)                                            82,310         3,307
Hunter Douglas NV                                           31,288           768
ING Groep NV (AE)                                          241,010         4,031

                                                International Securities Fund 49

International Securities Fund

Statement of Net Assets, continued--October 31, 2002

                                                                                 Market
                                                                Number           Value
                                                                  of             (000)
                                                                Shares             $
---------------------------------------------------------------------------------------
KLM-Koninklijke Luchtvaart Mij NV (AE)                            4,700              55
Koninklijke Ahold NV (AE)                                       145,043           1,824
Koninklijke Philips Electronics NV (AE)                         171,815           3,080
Koninklijke Philips Electronics NV                               55,850             989
Numico NV                                                         6,700             107
OCE NV                                                            4,500              45
Reed Elsevier NV                                                165,200           2,060
Royal Dutch Petroleum Co. (AE)                                  164,477           7,115
Royal Dutch Petroleum Co.                                         3,100             133
Royal KPN NV (AE)                                               384,684           2,438
Stork NV                                                         79,821             502
TPG NV                                                            8,800             143
Unilever NV                                                       1,600             102
Unilever NV (AE)                                                 42,262           2,710
Vedior NV                                                        79,400             484
VNU NV (AE)                                                      84,529           2,269
Wolters Kluwer NV (AE)                                          116,885           2,050
                                                                                 ------
                                                                                 45,619
                                                                                 ------
New Zealand - 0.4%
Carter Holt Harvey, Ltd.                                        221,043             177
Telecom Corp. of New Zealand, Ltd.                            1,375,729           3,385
Warehouse Group, Ltd.                                            18,700              66
                                                                                 ------
                                                                                  3,628
                                                                                 ------
Norway - 0.7%
DNB Holding ASA                                                 171,208             790
Gjensidige NOR ASA (AE)                                          14,517             451
Kvaerner ASA (AE)                                               275,700             120
Norsk Hydro ASA (AE)                                             16,966             654
Norske SkogIndustrier ASA                                        18,900             249
Orkla ASA                                                        29,500             468
Statoil ASA (AE)                                                220,830           1,604
Tandberg ASA (AE)                                                89,884             973
Tomra Systems ASA (AE)                                           22,082             162
                                                                                 ------
                                                                                  5,471
                                                                                 ------
Poland - 0.0%
Bank Pekao SA                                                    16,707             399
                                                                                 ------
Portugal - 0.3%
Electricidade de Portugal SA                                    590,090             900
Portugal Telecom SGPS SA                                        193,461           1,169
                                                                                 ------
                                                                                  2,069
                                                                                 ------
Russia - 0.2%
Lukoil - ADR                                                      5,700             373
Mobile TeleSystems - ADR                                         15,200             497
Wimm-Bill-Dann Foods OJSC - ADR (AE)                             16,773             335
YUKOS                                                            19,242             179
Yukos ADR                                                         4,390             608
                                                                                 ------
                                                                                  1,992
                                                                                 ------
Singapore - 1.5%
CapitaLand, Ltd.                                                 58,000              42
City Developments, Ltd.                                          17,400              46
Creative Technology, Ltd.                                        69,000             507
Cycle & Carriage, Ltd.                                            7,000              15
DBS Group Holdings, Ltd. (AE)                                   532,885           3,742
Fraser & Neave, Ltd. (AE)                                         9,000              39
Great Eastern Holdings, Ltd.                                      5,000              26
Keppel Corp., Ltd.                                               30,000              75
NatSteel, Ltd.                                                   10,000              11
Oversea-Chinese Banking Corp.                                   363,120           2,139
Overseas Union Enterprise, Ltd.                                   5,000              18
SembCorp Logistics, Ltd.                                         33,000              33
SembCorp Marine, Ltd.                                            30,000              16
Singapore Airlines, Ltd.                                         56,800             354
Singapore Exchange, Ltd.                                         24,000              16
Singapore Land, Ltd.                                              5,000               9
Singapore Press Holdings, Ltd.                                   40,100             450
Singapore Telecommunications, Ltd.                            1,145,000             934
United Overseas Bank, Ltd.                                      418,733           3,178
United Overseas Land, Ltd.                                       21,000              20
Venture Corp., Ltd.                                              24,000             179
                                                                                 ------
                                                                                 11,849
                                                                                 ------
South Korea - 1.4%
Hyundai Motor Co.                                                 5,500             140
Intelligent Digital Integrated Security                          21,173             348
Kookmin Bank (AE)                                                27,200             906
Korea Electric Power Corp. - ADR                                 75,000             631
KT Corp. - ADR                                                   29,700             610
LG Electronics, Inc. (AE)                                        14,310             435
Pacific Corp.                                                     2,100             212
POSCO                                                             4,400             413
POSCO - ADR                                                      63,114           1,460
Samsung Electronics Co., Ltd. (AE)                               14,760           4,179
Samsung Electronics Co., Ltd. -
   GDR (144A)                                                    10,570           1,509
Samsung Fire & Marine Insurance
   Co., Ltd. (AE)                                                10,740             652
Shinsegae Co., Ltd. (AE)                                          1,890             255
                                                                                 ------
                                                                                 11,750
                                                                                 ------
Spain - 2.9%
Acerinox SA                                                       7,450             265
Altadis SA                                                        9,000             187
Altadis SA (AE)                                                  78,904           1,668
Banco Bilbao Vizcaya Argentaria SA (AE)                         170,033           1,620
Banco Popular Espanol (AE)                                       23,479           1,005
Banco Santander Central Hispano SA (AE)                         554,670           3,400
Centros Comerciales Carrefour SA                                  7,400             103
Corp Mapfre SA                                                   22,500             152
Endesa SA (AE)                                                  216,500           2,236
Fomento de Construcciones Y
   Contratas SA                                                  16,355             337
Grupo Dragados SA (AE)                                           27,461             397

50 International Securities Fund

International Securities Fund

Statement of Net Assets, continued--October 31, 2002

                                                                                      Market
                                                                    Number             Value
                                                                      of               (000)
                                                                    Shares               $
---------------------------------------------------------------------------------------------
Iberdrola SA (AE)                                                   250,487             2,977
Industriesitex SA                                                    36,700               825
NH Hoteles SA (AE)                                                    5,000                42
Repsol YPF SA - ADR                                                 119,616             1,323
Telefonica SA (AE)                                                  768,211             7,287
                                                                                      -------
                                                                                       23,824
                                                                                      -------
Sweden - 1.5%
Assa Abloy AB Class B (AE)                                           88,867               878
Atlas Copco AB Class A                                                4,200                88
Atlas Copco AB Class B                                                3,700                72
Autoliv, Inc.                                                        76,057             1,465
Billerud AB                                                          54,400               561
Electrolux AB Series B                                               94,900             1,440
ForeningsSparbanken AB (AE)                                          40,000               441
Hennes & Mauritz AB Class B (AE)                                     84,251             1,637
Investor AB Class B (AE)                                            140,270               811
Nordea AB (AE)                                                      263,800             1,080
Sandvik AB (AE)                                                       6,500               155
Securitas AB Class B (AE)                                             1,200                17
Skandinaviska Enskilda Banken SEB
   Class A                                                            7,700                67
Skanska AB Class B                                                    6,200                31
Svenska Cellulosa AB Class B (AE)                                    50,914             1,556
Svenska Handelsbanken Class A                                        56,386               720
Swedish Match AB (AE)                                                64,265               463
Telefonaktiebolaget LM Ericsson Class B (AE)                        363,928               294
Volvo AB Series A                                                     5,500                79
Volvo AB Series B                                                     7,100               107
                                                                                      -------
                                                                                       11,962
                                                                                      -------
Switzerland - 4.6%
ABB, Ltd. (AE)                                                          100
Adecco SA (AE)                                                       37,832             1,486
Alcon, Inc. (AE)                                                     13,600               558
Barry Callebaut AG                                                    7,650               675
Ciba Specialty Chemicals AG                                           6,800               479
Clariant AG                                                          76,930             1,212
Compagnie Financiere Richemont AG
   Class A (Units) (AE)                                              37,409               646
Converium Holding AG                                                    900                36
Credit Suisse Group (AE)                                             82,403             1,574
Givaudan (AE)                                                         4,844             2,028
Holcim, Ltd.                                                          8,533               254
Holcim, Ltd. Class B                                                 10,750             1,657
Nestle SA (AE)                                                       23,360             5,008
Novartis AG (AE)                                                    267,638            10,206
PubliGroupe SA                                                          156                24
Roche Holding AG                                                     48,490             3,433
ST Microelectronics NV                                               21,600               429
STMicroelectronics NV                                                 3,200                63
Sulzer AG                                                               871               107
Swiss Reinsurance (AE)                                               31,763             2,205
Swisscom AG                                                           5,410             1,609
Syngenta AG (AE)                                                     11,194               666
Synthes-Stratec, Inc. (AE)                                              400               242
UBS AG                                                               67,891             3,235
Valora Holding AG                                                       367                63
Zurich Financial Services AG (AE)                                       664                63
                                                                                      -------
                                                                                       37,958
                                                                                      -------
Taiwan - 0.1%
Taiwan Semiconductor Manufacturing
   Co., Ltd. - ADR (AE)                                              42,632               333
United Microelectronics Corp. - ADR (AE)                            187,450               778
                                                                                      -------
                                                                                        1,111
                                                                                      -------
Thailand - 0.1%
Bangkok Bank PCL (AE)                                               155,000               220
Bangkok Bank PCL (AE)                                                71,300                85
National Finance PCL                                                533,500               180
                                                                                      -------
                                                                                          485
                                                                                      -------
United Kingdom - 21.3%
3i Group PLC (AE)                                                   121,578               949
Aegis Group PLC                                                     253,900               274
Alliance & Leicester PLC                                              2,600                35
Alliance Unichem PLC                                                 85,000               637
Allied Domecq PLC (AE)                                              369,202             2,206
Amersham PLC                                                         22,303               201
Amvescap PLC (AE)                                                       600                 4
Anglo American PLC                                                   25,010               320
ARM Holdings PLC (AE)                                                71,900                64
AstraZeneca PLC (AE)                                                100,882             3,744
AstraZeneca PLC (AE)                                                100,564             3,752
Aviva PLC (AE)                                                      256,987             1,970
AWG PLC (AE)                                                         58,892               357
BAA PLC                                                             127,871             1,141
BAE Systems PLC (AE)                                              1,063,244             3,098
Barclays PLC (AE)                                                   601,099             4,157
Barratt Developments PLC (AE)                                        38,000               244
BBA Group PLC (AE)                                                   66,294               184
BG Group PLC                                                        967,904             3,861
BHP Billiton PLC                                                    203,057               991
BOC Group PLC                                                       187,778             2,641
Boots Co. PLC                                                       392,007             3,649
BP PLC (AE)                                                         558,829             3,584
Brambles Industries PLC (AE)                                        320,988             1,055
British Airways PLC (AE)                                            571,853             1,183
British American Tobacco PLC (AE)                                   222,400             2,275
British Land Co. PLC                                                  1,700                12
British Sky Broadcasting PLC (AE)                                   451,133             4,259
BT Group PLC (AE)                                                   566,422             1,608
Bunzl PLC                                                           241,785             1,721
Burberry Group PLC (AE)                                             363,262             1,387
Cable & Wireless PLC                                                247,300               573
Cadbury Schweppes PLC (AE)                                          454,052             2,955
Capita Group PLC                                                    150,100               526
Centrica PLC                                                        323,613               921
Compass Group PLC                                                   226,594             1,004

                                                International Securities Fund 51

International Securities Fund

Statement of Net Assets, continued--October 31, 2002

                                                                        Market
                                                         Number          Value
                                                           of            (000)
                                                         Shares            $
------------------------------------------------------------------------------
Corus Group PLC (AE)                                      160,600          107
Davis Service Group PLC                                    70,681          334
Debenhams PLC                                             314,000        1,552
Diageo PLC (AE)                                           343,209        3,869
Dixons Group PLC                                           10,500           31
EasyJet PLC (AE)                                          126,161          661
Electrocomponents PLC                                      35,000          149
EMI Group PLC                                               1,700            5
Exel PLC                                                    4,500           46
FirstGroup PLC                                             50,000          170
Gallaher Group PLC (AE)                                   108,808        1,069
GKN PLC                                                   781,956        2,710
GlaxoSmithKline PLC (AE)                                  613,102       11,701
Granada PLC                                                 8,900           10
GUS PLC (AE)                                              292,509        2,643
HBOS PLC (AE)                                             414,516        4,588
Hilton Group PLC                                           13,500           37
HSBC Holdings PLC (AE)                                    314,481        3,503
HSBC Holdings PLC (AE)                                    105,013        1,148
IMI PLC                                                    53,700          220
Imperial Chemical Industries PLC (AE)                      71,000          279
Imperial Tobacco Group PLC                                 97,683        1,528
J Sainsbury PLC                                           361,100        1,596
Johnston Press PLC                                         31,400          182
Kelda Group PLC                                            77,000          455
Kingfisher PLC (AE)                                       457,612        1,600
Land Securities Group PLC                                   2,688           32
Lloyds TSB Group PLC (AE)                                 585,785        5,040
Man Group PLC (AE)                                         31,417          468
Marks & Spencer Group PLC (AE)                            636,400        3,726
Morgan Crucible Co.                                       579,105          426
National Grid Transco PLC                                 177,811        1,266
Next PLC                                                   42,700          595
Northern Foods PLC                                          5,800           14
Northern Rock PLC                                          23,587          249
Old Mutual PLC                                            509,800          634
P&O Princess Cruises PLC                                    6,600           48
Pearson PLC                                               128,900        1,375
Peninsular and Oriental Steam
    Navigation Co. (The)                                   32,300           96
Pennon Group PLC                                           15,281          150
Pilkington PLC                                            112,100          102
Prudential PLC (AE)                                       119,537          855
Rank Group PLC                                            122,300          566
Reckitt Benckiser PLC (AE)                                114,050        2,070
Reed Elsevier PLC (AE)                                    411,333        3,633
Reuters Group PLC                                          84,500          249
Rexam PLC                                                 181,800        1,161
Rio Tinto PLC (AE)                                        247,695        4,476
RMC Group PLC                                               6,100           39
Royal & Sun Alliance Insurance Group (AE)                 635,014        1,152
Royal Bank of Scotland Group PLC (AE)                     236,177        5,557
Safeway PLC                                               473,834        1,646
Scottish & Southern Energy PLC (AE)                       145,078        1,439
Serco Group PLC (AE)                                      137,900          323
Severn Trent PLC                                            5,200           54
Shell Transport & Trading Co. PLC (AE)                  1,183,261        7,603
Shire Pharmaceuticals PLC (AE)                             17,000          137
Signet Group PLC                                           63,900           89
Six Continents PLC                                        500,868        4,067
Smith & Nephew PLC                                        290,494        1,727
Smiths Group PLC                                           65,800          755
Stagecoach Group PLC                                      113,400           26
Standard Chartered PLC                                    102,200        1,190
Tate & Lyle PLC                                            68,800          363
Taylor Nelson Sofres PLC                                   58,000          127
Taylor Woodrow PLC (AE)                                   171,697          512
Tomkins PLC                                                70,500          218
Trinity Mirror PLC                                         26,800          150
Unilever PLC (AE)                                         635,709        6,280
United Business Media PLC                                 135,063          541
United Utilities PLC                                       42,400          392
Vodafone Group PLC (AE)                                 6,587,216       10,588
Vodafone Group PLC - ADR                                   18,300          291
Whitbread PLC (AE)                                         15,400          132
William Hill PLC                                          116,065          393
Willis Group Holdings, Ltd. (AE)                           41,745        1,277
Wimpey George PLC                                         106,700          459
Wolseley PLC                                                1,500           13
WPP Group PLC (AE)                                         56,000          380
Xstrata PLC (AE)                                           13,000          135
                                                                      --------
                                                                       173,021
                                                                      --------
United States - 0.0%
Agrium, Inc.                                                1,240           12
Southernera Resources, Ltd.                                   200            1
                                                                      --------
                                                                            13
                                                                      --------
Total Common Stocks

(cost $816,036)                                                        720,721
                                                                      --------

52 International Securities Fund

International Securities Fund

Statement of Net Assets, continued--October 31, 2002

                                                  Notional             Market
                                                  Amount               Value
                                                  (000)                (000)
                                                                         $
----------------------------------------------------------------------------
Options Purchased - 0.4%
(Number of Contracts)
Luxembourg - 0.4%
Amsterdam Exchanges Index Futures
   Nov 2002 336.20 Call (19)                      1,248                1,907
   Nov 2002 343.49 Call (1)                          67                   99
Bel20 Index Futures
   Nov 2002 1,996.14 Call (87)                    3,394                  862
                                                                    --------
                                                                       2,868
                                                                    --------
Switzerland - 0.0%
Swiss Market Index Futures
   Dec 2002 4,570.64 Put (50)                     1,523                  169
                                                                    --------
Total Options Purchased
(cost $2,987)                                                          3,037
                                                                    --------
                                                       Number
                                                         of
                                                       Shares
                                                 -----------------
Preferred Stocks - 0.3%
Australia - 0.0%
News Corp., Ltd.                                 42,862                  212
                                                                    --------
Bermuda - 0.0%
Sanwa International Finance
   Bermuda Trust (AE)                         6,000,000                   11
                                                                    --------
Brazil - 0.1%
Cia Vale do Rio Doce - ADR                        9,000                  230
Telecomunicacoes Brasileiras SA - ADR            35,200                  618
                                                                    --------
                                                                         848
                                                                    --------
Germany - 0.2%
Henkel KGaA                                       5,500                  349
Hugo Boss AG                                     25,975                  262
Porsche AG                                          400                  192
ProSieben SAT.1 Media AG (AE)                    21,025                  138
Volkswagen AG (AE)                               21,200                  583
Wella AG (AE)                                     6,994                  368
                                                                    --------
                                                                       1,892

Total Preferred Stocks

(cost $3,897)                                                          2,963
                                                                    --------

                                                                   Unrealized
                                                Principal         Appreciation
                                                 Amount           (Depreciation)
                                                  (000)              (000)
                                                    $                  $
Long-Term Investments - 0.0%
Luxembourg - 0.0%
Hellenic Exchangeable Finance SCA (conv.)

   2.000% due 08/02/05                                32                  33
                                                                    --------
Total Long-Term Investments

(cost $31)                                                                33
                                                                    --------




Short-Term Investments - 9.7%

Frank Russell Investment Company

   Money Market Fund (c)                          68,384              68,384
United States Treasury Bill
(c)(y)(S)
   1.610% due 12/19/02                               650                 649
   1.630% due 12/19/02                               850                 848
   1.640% due 12/19/02                             6,500               6,486
United States Treasury Bill
(c)(y)
   1.630% due 03/20/03                             3,600               3,585
                                                                    --------
Total Short-Term Investments

(cost $79,948)                                                        79,952
                                                                    --------
Total Investments - 99.3%

(identified cost $902,899)                                           806,706
Other Assets and Liabilities,

Net - 0.7%                                                             6,096
                                                                    --------
Net Assets - 100.0%                                                  812,802
                                                                    ========


See accompanying notes which are an integral part of the financial statements.

                                             International Securities Fund 53

International Securities Fund

Statement of Net Assets, continued--October 31, 2002

                                                          Unrealized
                                            Notional     Appreciation
Futures Contracts                           Amount       Depreciation)
                                            (000)            (000)
(Number of Contracts)                         $                $
----------------------------------------------------------------------
Long Positions
CAC-40 Index (France)
   expiration date 11/02 (68)                2,118            29

CAC-40 Index (France)
   expiration date 12/02 (215)               6,710           378

DAX Index (Germany)
   expiration date 12/02 (104)               8,208            93

EUR STOXX 50 Index (EU)
   expiration date 12/02 (615)              14,712            (3)

FTSE-100 Index (UK)
   expiration date 12/02 (314)              19,785            14

Hang Seng Index (Hong Kong)
   expiration date 11/02 (100)               6,027          (285)

SPI 200 Index (Australia)
   expiration date 12/02 (77)                3,259           (10)

TOPIX Index (Japan)
   expiration date 12/02 (294)              20,626          (603)

TSE-60 Index (Canada)
   expiration date 12/02 (164)               7,367           (34)

Short Positions
CAC-40 Index (France)
   expiration date 11/02 (66)                2,056           (13)

IBEX Plus Index (Spain)
   expiration date 11/02 (16)                  971           (41)

MIB 30 Index (Italy)
   expiration date 12/02 (17)                2,008             3

SPI 200 Index (Australia)
   expiration date 12/02 (52)                2,201           (86)
                                                          ------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                      (558)
                                                          ======


                                              Notional       Market
Options Written                               Amount         Value
                                              (000)          (000)
(Number of Contracts)                           $              $
----------------------------------------------------------------------
Luxembourg

Amsterdam Exchanges Index Futures
   November 2002 336.60 Put (19)             1,248        (1,882)
   November 2002 343.49 Put (1)                 67           (99)
Bel20 Index Futures
      November 2002 1,996.14 Put (87)        3,394          (898)
                                                          ------
                                                          (2,879)
                                                          ------
Switzerland

Swiss Market Index Futures
   December 2002 4,570.64 Call (50)          1,523          (299)
                                                          ------
Total Liability for Options Written
(premiums received $2,987)                                (3,178)
                                                          ======

See accompanying notes which are an integral part of the financial statements.

54 International Securities Fund

International Securities Fund

Statement of Net Assets, continued--October 31, 2002

                                                                        Market
                                                      % of              Value
Industry Diversification                               Net              (000)
(Unaudited)                                          Assets               $
--------------------------------------------------------------------------------
Auto and Transportation                                  6.8              54,237
Consumer Discretionary                                  13.8             111,085
Consumer Staples                                         7.8              63,422
Financial Services                                      18.5             150,552
Health Care                                              6.8              54,970
Integrated Oils                                          3.8              31,176
Materials and Processing                                 8.7              70,998
Miscellaneous                                            1.5              12,352
Options                                                  0.4               3,037
Other Energy                                             4.4              35,601
Producer Durables                                        4.6              37,618
Technology                                               2.8              22,826
Utilities                                                9.7              78,847
Short-Term Investments                                   9.7              79,952
Long-Term Investments                                    0.0                  33
                                                     -------           ---------
Total Investments                                       99.3             806,706
Other Assets and Liabilities, Net                        0.7               6,096
                                                     -------           ---------

Net Assets                                             100.0             812,802
                                                     =======           =========

                                                                        Market
                                                      % of              Value
Geographic Diversification                             Net              (000)
(Unaudited)                                          Assets               $
--------------------------------------------------------------------------------
Asia                                                    10.6              85,550
Europe                                                  37.5             303,889
Japan                                                   16.5             133,875
Latin America                                            0.6               5,251
Middle East                                              0.3               2,441
United Kingdom                                          21.3             173,021
Options                                                  0.4               3,037
Other                                                    2.4              19,657
Short-Term Investments                                   9.7              79,952
Long-Term Investments                                    0.0                  33
                                                     -------           ---------

Total Investments                                       99.3             806,706
Other Assets and Liabilities, Net                        0.7               6,096
                                                     -------           ---------

Net Assets                                             100.0             812,802
                                                     =======           =========

  See accompanying notes which are an integral part of the financial statements.

                                                International Securities Fund 55

International Securities Fund

Statement of Net Assets, continued--October 31, 2002

Forward Foreign Currency Exchange Contracts
---------------------------------------------------------------------
                                                         Unrealized
                                                        Appreciation
     Amount               Amount                       (Depreciation)
      Sold                Bought         Settlement        (000)
      (000)               (000)             Date             $
-----------------   ------------------   ----------    --------------
USD            55    AUD          100     12/18/02                 --
USD           271    AUD          500     12/18/02                  6
USD           540    AUD        1,000     12/18/02                 12
USD           987    AUD        1,800     12/18/02                  8
USD         2,723    AUD        5,000     12/18/02                 41
USD            64    CAD          100     12/18/02                 --
USD           625    CAD        1,000     12/18/02                 12
USD           631    CAD        1,000     12/18/02                  7
USD         2,375    CAD        3,700     12/18/02                (15)
USD         4,099    CAD        6,500     12/18/02                 46
USD            67    CHF          100     12/18/02                  1
USD           293    EUR          300     12/18/02                  4
USD           488    EUR          500     12/18/02                  6
USD         1,366    EUR        1,400     12/18/02                 17
USD         1,475    EUR        1,500     12/18/02                  7
USD         1,929    EUR        2,000     12/18/02                 48
USD         1,945    EUR        2,000     12/18/02                 31
USD         1,955    EUR        2,000     12/18/02                 22
USD         1,963    EUR        2,000     12/18/02                 13
USD         4,829    EUR        5,000     12/18/02                112
USD         9,508    EUR       30,500     12/18/02                630
USD           308    GBP          200     12/18/02                  4
USD           467    GBP          300     12/18/02                  1
USD           778    GBP          500     12/18/02                  2
USD         1,532    GBP        1,000     12/18/02                 28
USD         1,537    GBP        1,000     12/18/02                 23
USD         1,541    GBP        1,000     12/18/02                 18
USD         1,544    GBP        1,000     12/18/02                 16
USD         1,561    GBP        1,000     12/18/02                 (1)
USD         4,607    GBP        3,000     12/18/02                 73
USD         9,212    GBP        6,000     12/18/02                146
USD           226    JPY       27,679     11/06/02                 --
USD           160    JPY       20,000     12/18/02                  3
USD           406    JPY       50,000     12/18/02                  3
USD           808    JPY      100,000     12/18/02                 10
USD           818    JPY      100,000     12/18/02                 --
USD         1,612    JPY      200,000     12/18/02                 24
USD         1,633    JPY      200,000     12/18/02                  3
USD         2,469    JPY      300,000     12/18/02                (15)
USD         3,575    JPY      420,000     12/18/02               (139)
USD         4,107    JPY      500,000     12/18/02                (17)
USD         9,443    JPY    1,150,000     12/18/02                (35)
USD           340    NOK        2,600     12/18/02                  7
USD           326    NZD          700     12/18/02                 12
USD         1,130    SEK       10,600     12/18/02                 23
AUD           700    USD          379     12/18/02                 (7)
AUD           700    USD          381     12/18/02                 (6)
CAD         1,100    USD          691     12/18/02                (10)
CAD         1,500    USD          956     12/18/02                 (1)
CHF           750    USD          498     11/14/02                (10)
CHF         3,600    USD        2,409     12/18/02                (33)
EUR         1,390    USD        1,351     11/14/02                (25)
EUR         1,000    USD          982     12/18/02                 (6)
EUR         1,000    USD          983     12/18/02                 (5)
EUR         2,000    USD        1,954     12/18/02                (23)
EUR         4,000    USD        3,899     12/18/02                (53)
EUR         5,000    USD        4,862     12/18/02                (78)
GBP           610    USD          946     11/14/02                 (7)
GBP           500    USD          760     12/18/02                (20)
GBP         1,500    USD        2,317     12/18/02                (22)
GBP         2,000    USD        3,084     12/18/02                (36)
JPY         6,096    USD           50     11/06/02                 --
JPY       133,060    USD        1,117     11/14/02                 30
JPY       100,000    USD          806     12/18/02                (12)
JPY       300,000    USD        2,398     12/18/02                (56)
NOK           480    USD           63     11/14/02                 (1)
NOK         2,600    USD          349     12/18/02                  2
NZD           100    USD           48     12/18/02                 (1)
SEK           850    USD           91     11/14/02                 (2)
SEK         3,700    USD          398     12/18/02                 (4)
SGD           300    USD          172     12/18/02                  2
                                                       --------------

                                                                  813
                                                       ==============

See accompanying notes which are an integral part of the financial statements.

56 International Securities Fund

International Securities Fund

Statement of Net Assets, continued--October 31, 2002

Forward Foreign Currency Exchange Contracts
---------------------------------------------------------------------
                                                         Unrealized
                                                        Appreciation
     Amount               Amount                       (Depreciation)
      Sold                Bought         Settlement        (000)
      (000)               (000)             Date             $
-----------------   ------------------   ----------    --------------
USD             5    AUD            9     11/04/02                 --
USD            84    CHF          124     11/04/02                 --
USD            91    CHF          135     11/04/02                 --
USD            76    EUR           78     11/01/02                  1
USD            77    EUR           78     11/01/02                  1
USD            12    EUR           12     11/04/02                 --
USD            35    EUR           36     11/04/02                 --
USD           122    EUR          124     11/04/02                  1
USD           807    EUR          816     11/05/02                  1
USD            18    GBP           12     11/04/02                 --
USD            94    GBP           60     11/04/02                 --
USD           869    GBP          558     11/04/02                  4
USD           297    GBP          190     11/05/02                 --
USD            49    HKD          382     11/01/02                 --
USD             6    JPY          736     11/01/02                 --
USD            13    JPY        1,594     11/01/02                 --
USD             3    JPY          367     11/05/02                 --
USD            24    JPY        2,922     11/05/02                 --
USD            30    JPY        3,681     11/05/02                 --
USD            77    JPY        9,439     11/05/02                 --
USD            79    JPY        9,668     11/05/02                 --
USD            91    JPY       11,150     11/05/02                 --
USD           110    JPY       13,514     11/05/02                 --
USD           180    JPY       22,045     11/05/02                 --
USD           231    JPY       28,215     11/05/02                 --
USD            25    MYR           95     11/01/02                 --
USD            23    MYR           87     11/05/02                 --
USD            13    PLN           51     11/04/02                 --
USD           133    SEK        1,226     11/05/02                  1
AUD            49    USD           27     11/01/02                 --
AUD           137    USD           75     11/01/02                 --
AUD            26    USD           14     11/04/02                 --
AUD            73    USD           40     11/04/02                 --
AUD           134    USD           74     11/04/02                 (1)
CAD             7    USD            4     11/01/02                 --
CAD            11    USD            7     11/01/02                 --
CAD            52    USD           33     11/01/02                 --
CAD            92    USD           59     11/01/02                 --
CAD           229    USD          146     11/01/02                 --
CAD             5    USD            3     11/04/02                 --
CAD            60    USD           38     11/04/02                 --
CAD            87    USD           56     11/04/02                 --
CHF           212    USD          142     11/01/02                 (2)
CHF           250    USD          168     11/04/02                 (2)
CHF            52    USD           35     11/05/02                 --
EUR             3    USD            3     11/01/02                 --
EUR             4    USD            4     11/01/02                 --
EUR             6    USD            6     11/01/02                 --
EUR           169    USD          166     11/01/02                 (1)
EUR             8    USD            8     11/04/02                 --
EUR            19    USD           18     11/04/02                 --
EUR            66    USD           65     11/04/02                 (1)
EUR           136    USD          134     11/04/02                 (1)
GBP             2    USD            2     11/01/02                 --
GBP            49    USD           76     11/01/02                 --
GBP           147    USD          229     11/01/02                 (1)
GBP           171    USD          266     11/01/02                 (1)
HKD            97    USD           12     11/01/02                 --
HKD           160    USD           20     11/04/02                 --
JPY           164    USD            1     11/01/02                 --
JPY           270    USD            2     11/01/02                 --
JPY           316    USD            3     11/01/02                 --
JPY         2,840    USD           23     11/01/02                 --
JPY         4,359    USD           35     11/01/02                 --
JPY         5,624    USD           46     11/01/02                 --
JPY         7,510    USD           61     11/01/02                 (1)
JPY        12,697    USD          103     11/01/02                 (1)
JPY           547    USD            4     11/05/02                 --
JPY         1,261    USD           10     11/05/02                 --
JPY         2,587    USD           21     11/05/02                 --
JPY         3,452    USD           28     11/05/02                 --
JPY         4,167    USD           34     11/05/02                 --
JPY         6,901    USD           56     11/05/02                 --
JPY         7,471    USD           61     11/05/02                 --
JPY         8,385    USD           69     11/05/02                 --
JPY       101,140    USD          822     11/05/02                 (4)
NOK            95    USD           13     11/05/02                 --
SEK           756    USD           82     11/01/02                 (1)
SEK         1,000    USD          108     11/04/02                 (1)
SGD            43    USD           24     11/01/02                 --
                                                       --------------

                                                                   (9)
                                                       ==============

  See accompanying notes which are an integral part of the financial statements.

                                                International Securities Fund 57

Emerging Markets Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios, by investing principally in equity securities.

Invests in: Primarily emerging market equity securities.

Strategy:   The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk when compared to either single country or region emerging markets investments. The Fund employed the investment management services of four managers with four separate approaches to global emerging markets investment.

[GRAPHIC]

Emerging Markets Fund - Class S
--------------------------------------------------------------------------------
   Periods Ended      Growth of          Total
      10/31/02         $10,000          Return
-----------------   -------------   -------------
1 Year                 $ 10,591         5.91%
5 Years                $  6,381        (8.59)%(S)
Inception              $  8,581        (1.56)%(S)

Emerging Markets Fund - Class E (S)(S)
--------------------------------------------------------------------------------
   Periods Ended      Growth of          Total
      10/31/02         $10,000          Return
-----------------   -------------   -------------
1 Year                 $ 10,571         5.71%
5 Years                $  6,322        (8.76)%(S)
Inception              $  8,501        (1.65)%(S)

Emerging Markets Fund - Class C (S)(S)(S)(S)
--------------------------------------------------------------------------------
   Periods Ended      Growth of          Total
      10/31/02         $10,000          Return
-----------------   -------------   -------------
1 Year                 $ 10,494         4.94%
5 Years                $  6,145        (9.28)%(S)
Inception              $  8,263        (1.65)%(S)

IFC Investable Composite Index
--------------------------------------------------------------------------------
   Periods Ended      Growth of          Total
      10/31/02         $10,000          Return
-----------------   -------------   -------------
1 Year                 $ 11,297        12.97%
5 Years                $  8,081        (3.98)%(S)
Inception              $ 11,460         1.41%(S)

Performance Review

For the twelve months ended October 31, 2002, the Emerging Markets Fund Class S, Class E, and Class C shares gained 5.91%, 5.71%, and 4.94%, respectively, as compared to the S&P/IFC Investable Composite Index return of 12.97%.

Market and Portfolio Highlights

The fiscal year began with expectations that recent policy moves by world central banks would help trigger an economic recovery in 2002. However, based on the S&P/IFC Investable Composite Index, emerging markets fell during the second quarter by 8.0%, responding to the sharp decline in developed markets over concerns regarding US economic growth, corporate earnings, and questionable accounting practices. For US dollar-based investors, currency losses compounded the effect of modest declines in the stock market.

While the S&P/IFCI index is the designated benchmark for the Fund, volatility within the asset class can cause very different results from indexes designed to measure the performance of emerging market stocks. The other widely-followed benchmark for the asset class, the Morgan Stanley Capital International Emerging Markets Free Index, gained only 8.44% over the same period. By either comparison, the Fund's performance is reflective of disappointing results from some of the underlying managers in a very challenging investment environment.

58 Emerging Markets Fund

Emerging Markets Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

The market was rather narrowly focused, with Latin America under extreme pressure as a result of Argentina's financial collapse and Brazil's political elections. The Europe, the Middle East, and Africa (EMEA) region was the strongest performer with the largest market, South Africa, rebounding despite a very unattractive economic backdrop.

The Fund's performance was hurt by many of the developments in the emerging markets arena, particularly the controversial Brazilian presidential election and the terrorist activities in south Asia (specifically Indonesia and the Philippines). The Fund's underweighting of Korea was also detrimental to performance, as this market gained 48% over the 12-month fiscal period. The Fund's Managers were cautious towards the Korean market, given the enthusiasm reflected in share prices.

While the Fund struggled during the period, its value-oriented managers performed well. Underweight positions in technology helped them avoid weakness in technology shares globally. While the Fund is highly style diversified, it had a modest growth bias which had an adverse impact on the Fund in this fiscal year. The Fund's value managers also performed well by focusing on smaller markets, including Thailand, Indonesia, and Malaysia which were less impacted by the decline in developed markets.

Alliance/Bernstein, after underperforming early in the period, was successful in capturing opportunities in smaller Asian countries and was one of the Fund's top performers for the year.

Nicholas Applegate turned in positive benchmark-relative performance in late 2001 due to its overweighting of technology issues and exposure in Taiwan. By the middle of fiscal 2002, however, the environment grew hostile to growth managers and relative performance fell substantially. Nicholas Applegate's holdings in Taiwanese technology stocks such as Compeq Manufacturing, Yageo, and Siliconware were detrimental, but the manager believed these companies were unfairly punished by investors and continued to see upside potential.

Foreign & Colonial encountered difficulties tied to its top-down view on the outcome of the recent Brazilian presidential election. The manager underestimated the popularity of a controversial candidate which led to a market downturn in the second and third quarters as global investors in Brazil reacted negatively to the possibility of his election. Foreign & Colonial's decision to stay invested in the market hurt its performance relative to the benchmark.

The Fund gained 5.09% in October 2002, compared to the benchmark which rose 6.42%. This was due mainly to its slight underweight to Latin American, the best performing region. Brazil, in particular, benefited from a calming of fears subsequent to the resolution of its presidential election. As a result of terrorist activity, Indonesia was the worst performing market. Taiwan, by contrast, was a notable outperformer, benefiting from a rebound in technology as well as indications of an improving relationship with China.

Top Ten Equity Holdings
(as a percent of Total Investments)                           October 31, 2002

Samsung Electronics Co., Ltd.                                          3.5%
Telefonos de Mexico SA de CV - ADR                                     2.5
Kookmin Bank                                                           1.9
YukosADR                                                               1.4
Lukoil - ADR                                                           1.4
China Mobile, Ltd.                                                     1.3
SK Telecom Co., Ltd.                                                   1.2
Grupo Financiero BBVA Bancomer Class B                                 1.2
Telekomunikasi Industriesonesia Tbk PT                                 1.1
Surgutneftegaz - ADR                                                   1.0

Portfolio Characteristics

                                                              October 31, 2002

Current P/E Ratio                                                         10.62x
Portfolio Price/Book Ratio                                                 1.38x
Market Capitalization - $-Weighted Average                               6.8 Bil
Number of Holdings                                                           403

Money Managers                                                     Styles

Alliance Capital Management, LP Bernstein
   Investment Research & Management Unit                      Value
Foreign & Colonial Emerging Markets, Ltd.                     Market-Oriented
Genesis Asset Managers, Ltd.                                  Market-Oriented
Schroders Investment Mangement
   North America, Ltd.                                        Market-Oriented

                        _______________________________

* Emerging Markets Fund Class S assumes initial investment on January 29, 1993. Index comparison began February 1, 1993.

** International Finance Corporation (IFC) Investable Composite Index is a market capitalization-weighted index of the performance of securities listed on the stock exchange(S) of the countries included in the index, calculated on a total-return basis. The investable index reflects the accessibility of markets and individual stocks to foreign investors.

## Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

(S)       Annualized.

(S)(S) Emerging Markets Fund Class S performance has been linked with Class E to provide historical perspective. For the period September 22, 1998 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)(S)(S) Emerging Markets Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Securities may be less liquid and more volatile than US or longer established international markets. Please see the Prospectus for further details.

                                                        Emerging Markets Fund 59

Emerging Markets Fund

Statement of Net Assets--October 31, 2002

                                                                        Market
                                                      Number             Value
                                                        of               (000)
                                                      Shares               $
------------------------------------------------------------------------------
Common Stocks - 87.2%
Argentina - 0.5%
Central Costanera SA Class B (AE)                      437,100             188
IRSA Inversiones y
   Representaciones SA (AE)                            381,802             212
Perez Companc SA Class B (AE)                          509,000             282
Siderar SAIC Class A (AE)                               13,026              16
Siderca SAIC                                           350,000             605
Siderca SAIC - ADR                                       7,000             115
                                                                        ------
                                                                         1,418
                                                                        ------

Brazil - 1.8%
Banco Bradesco SA - ADR                                 27,700             368
Brasil Telecom Participacoes SA (AE)                18,348,000              78
Brasil Telecom Participacoes SA - ADR                   26,773             747
Brasil Telecom SA (AE)                                 212,321               1
Celular CRT Participacoes SA                            61,399               4
Centrais Eletricas Brasileiras SA                   83,651,996             466
Cia Energetica de Minas Gerais - ADR                    25,528             174
Cia Paranaense de Energia (AE)                      29,280,000              58
Cia Siderurgica Nacional SA                         34,809,000             360
Cia Vale do Rio Doce - ADR (AE)                          4,910             129
Empresa Brasileira de Aeronautica SA                    22,300              82
Gerdau SA - ADR                                         30,000             275
Petroleo Brasileiro SA - Petrobras - ADR                92,210           1,220
Souza Cruz SA                                          104,000             530
Tele Norte Leste Participacoes SA (AE)              13,232,000              68
Votorantim Celulose e
   Papel SA - VCP - ADR                                 11,900             183
                                                                        ------
                                                                         4,743
                                                                        ------

Cayman Islands - 0.1%
Hindustan Lever, Ltd.
   2004 Warrants (AE)                                   27,000              90
Infosys Technologies, Ltd.
   2004 Warrants (AE)                                    3,375             264
                                                                        ------
                                                                           354
                                                                        ------

Chile - 1.4%
Banco Santander Chile SA - ADR                          55,976             966
Cia Cervecerias Unidas SA - ADR                         28,300             370
Cia de Telecomunicaciones de
   Chile SA - ADR                                       48,787             424
Coca-Cola Embonor SA - ADR (AE)                        109,300             218
Distribucion y Servicio D&S SA - ADR                    93,800             929
Embotelladora Andina SA Class B - ADR                   54,400             311
Empresa Nacional de Electricidad SA/
   Chile - ADR                                          19,893             152
Enersis SA/Chile - ADR (AE)                              2,700              13
Quinenco SA - ADR                                       84,700             326
                                                                        ------
                                                                         3,709
                                                                        ------

                                                                        Market
                                                      Number             Value
                                                        of               (000)
                                                      Shares               $
------------------------------------------------------------------------------
China - 3.3%
Aluminum Corp. of China, Ltd.                        5,380,000             593
Byd Co., Ltd. Class H (AE)                             351,500             719
China Petroleum & Chemical Corp.
   Class H (AE)                                      7,424,000           1,152
China Shipping Development Co., Ltd.
   Class H (AE)                                        922,000             184
China Southern Airlines Co., Ltd.
   Class H (AE)                                        644,000             165
Huaneng Power International, Inc.
   Class H                                             380,000             273
Jiangsu Express Class H (AE)                         3,528,100             927
PetroChina Co., Ltd. (AE)                            6,460,000           1,209
Shenzhen Expressway Co., Ltd. Class H                3,556,000             611
Sinopec Beijing Yanhua Petrochemical
   Co., Ltd. Class H                                 4,450,000             439
Sinopec Shanghai Petrochemical Co., Ltd.             5,430,000             703
Travelsky Technology, Ltd. Class H                     488,700             313
Yanzhou Coal Mining Co., Ltd. Class H                2,500,000             898
Zhejiang Expressway Co., Ltd. Class H                2,378,000             770
                                                                        ------
                                                                         8,956
                                                                        ------

Croatia - 0.3%
Pliva D.D. - GDR                                        57,700             698
                                                                        ------
Czech Republic - 0.4%
CEZ (AE)                                               126,200             354
Komercni Banka AS (AE)                                   6,560             414
Komercni Banka AS - GDR                                 14,000             294
                                                                        ------
                                                                         1,062
                                                                        ------

Ecuador - 0.3%
La Cemento Nacional Ecuador - GDR                        4,800             624
La Cemento Nacional Ecuador - GDR (144A)                   700              91
                                                                        ------
                                                                           715
                                                                        ------

Egypt - 0.3%
Mobinil-Eqyptian Mobile Netork                          49,774             312
Orascom Construction Industries                         67,286             380
                                                                        ------
                                                                           692
                                                                        ------

Ghana - 0.3%
Ashanti Goldfields Co., Ltd. -
   GDR (144A) (AE)                                     140,000             728
                                                                        ------
Greece - 0.1%
Attica Enterprise Holding SA                           123,600             339
                                                                        ------
Hong Kong - 2.9%
Brilliance China Automotive Holdings, Ltd.           1,280,000             153
China Merchants Holdings
   International Co., Ltd.                             612,000             424
China Mobile, Ltd. (AE)                              1,476,000           3,634

60 Emerging Markets Fund

Emerging Markets Fund

Statement of Net Assets, continued--October 31, 2002

                                                                   Market
                                                     Number         Value
                                                       of           (000)
                                                     Shares           $
--------------------------------------------------------------------------
China Mobile, Ltd. - ADR (AE)                         42,500          521
China Overseas Land & Investment (AE)              1,431,000          143
China Resources Enterprise (AE)                      427,000          416
China Unicom, Ltd. (AE)                              276,000          172
Citic Pacific, Ltd. (AE)                             138,000          292
CNOOC, Ltd. (AE)                                     804,000        1,000
Denway Motors, Ltd.                                1,551,000          482
Giordano International, Ltd.                         388,000          148
Global Bio-Chem Technology Group
   Co., Ltd.                                         400,000           87
TCL International Holdings, Ltd.                   1,517,000          408
Wah Sang Gas Holdings, Ltd.                          980,000          104
                                                                   ------
                                                                    7,984
                                                                   ------

Hungary - 0.9%
Gedeon Richter Rt. - GDR                               6,300          321
Matav Rt - ADR                                        53,642          833
Matav Rt.                                             98,800          308
Mol Magyar Olaj- es Gazipari Rt. - GDR                34,866          716
OTP Bank Rt. (AE)                                     24,340          216
OTP Bank Rt. - GDR                                    10,100          177
                                                                   ------
                                                                    2,571
                                                                   ------

India - 3.9%
Bajaj Auto, Ltd. - GDR                                71,000          604
BSES, Ltd. - GDR                                      27,000          358
Gas Authority of Industriesia, Ltd. - GDR             54,400          422
Genesis India Investment Co. (AE)                    363,000        2,701
HDFC Bank, Ltd. - ADR                                 29,200          387
ICICI Bank, Ltd. - ADR                               125,400          771
Industrieso Gulf Corp., Ltd. - GDR (AE)              641,000          609
Industrieso Gulf Corp., Ltd. - GDR (144A)             70,000           67
InfoSystem Technologies, Ltd. - ADR                   15,000        1,073
Mahanagar Telephone Nigam - ADR                       42,400          162
Ranbaxy Laboratories, Ltd. - GDR                      25,600          312
Ranbaxy Labortories - GDR                             37,540          458
Reliance Industries, Ltd. - GDS (AE)                  46,538          514
Satyam Computer Services, Ltd. - ADR                 184,600        1,997
State Bank of Industriesia, Ltd. - GDR                34,100          363
                                                                   ------
                                                                   10,798
                                                                   ------

Indonesia - 2.2%
Bank Central Asia Tbk PT                           5,305,000        1,063
Gudang Garam Tbk PT                                  285,000          221
Industriesofood Sukses Makmur Tbk PT (AE)          3,548,000          240
Matahari Putra Prima Tbk PT                        6,000,000          319
Ramayana Lestari Sentosa Tbk PT (AE)               2,046,500          538
Semen Gresik Persero Tbk PT                          642,000          487
Telekomunikasi Industriesonesia
   Tbk PT (AE)                                     8,830,895        2,942
Telekomunikasi Industriesonesia
     Tbk PT - ADR                                     32,616          218
                                                                   ------
                                                                    6,028
                                                                   ------

Israel - 1.8%
Bank Hapoalim, Ltd. (AE)                             475,000          707
Bank Leumi Le-Israel (AE)                            603,000          697
Bezeq Israeli Telecommunication
   Corp., Ltd. (AE)                                  109,900           97
Check Point Software Technologies (AE)                53,190          733
Israel Chemicals, Ltd.                             1,005,000        1,005
Orbotech, Ltd. (AE)                                   31,965          406
Scitex Corp., Ltd. (AE)                              159,000          200
Super-Sol, Ltd.                                       13,083           26
Teva Pharmaceutical Industries - ADR                  14,218        1,101
                                                                   ------
                                                                    4,972
                                                                   ------

Jordan - 0.1%
Arab Bank PLC                                          1,410          370
                                                                   ------
Luxembourg - 1.0%
F&C Emerging Markets - Taiwan
   Investment Co. SICAV (The) (AE)                   129,200          928
F&C Indian Investment Co. SICAV (AE)                 146,089          536
Formosa Chemicals & Fibre Co.
   2002 Warrants (AE)                                312,000          281
Millicom International Cellular SA (AE)               63,700           57
Quilmes Industrial SA - ADR (AE)                      18,250          115
Quilmes Industrial SA Class $(AE)                    571,000          286
Reliance Industries, Ltd.
   2003 Warrants (AE)                                  1,000           78
Taiwan Semiconductor Manufacturing
   Co., Ltd. 2004 Warrants (AE)                      237,000          484
                                                                   ------
                                                                    2,765
                                                                   ------

Malaysia - 4.6%
British American Tobacco Malaysia BHD                 56,400          531
Commerce Asset Holdings BHD (AE)                     434,000          375
Gamuda BHD (AE)                                      146,000          219
Genting BHD                                          276,000          959
Hong Leong Bank BHD (AE)                             298,000          384
IJM Corp. BHD                                        570,000          773
IOI Corp. BHD (AE)                                   666,000          981
Lam Soon Huat Development                            196,000          309
Magnum Corp. BHD                                   1,069,200          672
Malakoff BHD (AE)                                  1,013,000        1,077
Malayan Banking BHD                                  277,200          602
Maxis Communications BHD (AE)                        336,000          526
OYL Industries BHD                                    54,400          289
Palmco Holdings BHD (AE)                              27,750           34
PLUS Expressways BHD (AE)                            313,000          171
Public Bank Berhad (Alien Market)                  1,576,750        1,112
Resorts World BHD (AE)                               287,000          680
RHB Capital BHD (AE)                                  85,000           41
Road Builder (M) Holdings BHD (AE)                   942,000          873
Sime Darby BHD (AE)                                  172,000          225
SP Setia BHD                                         368,666          235
TAN Chong Motor Holdings BHD                         908,000          268
Tanjong PLC (AE)                                     224,000          548

                                                        Emerging Markets Fund 61

Emerging Markets Fund

Statement of Net Assets, continued--October 31, 2002

                                                                   Market
                                                     Number         Value
                                                       of           (000)
                                                     Shares           $
--------------------------------------------------------------------------
Telekom Malaysia BHD                                  63,044          128
UMW Holdings Bhd (AE)                                262,000          562
                                                                ---------
                                                                    2,574
                                                                ---------

Mexico - 9.9%
Alfa SA de CV Class A (AE)                           222,024          366
America Movil SA de CV Series L - ADR                187,934        2,526
Apasco SA de CV Series *                              30,400          175
Carso Global Telecom SA de CV
   Class A1 (AE)                                     104,747          112
Cemex SA de CV (AE)                                  262,817        1,064
Cemex SA de CV - ADR                                  80,156        1,625
Coca-Cola Femsa SA - ADR                              37,850          790
Consorico ARA SA de CV (AE)                           22,000           32
Controladora Comercial Mexicana SA
   de CV Units                                       462,200          264
Corp Durango SA de CV - ADR (AE)                      17,250           29
Corp GEO SA de CV Series B (AE)                       16,000           31
Cydsa SA de CV (AE)                                  277,000           63
Fomento Economico Mexicano SA
   de CV - ADR                                        36,700        1,329
Grupo Aeroportuario del Sureste SA
   de CV - ADR                                        14,750          162
Grupo Elektra SA de CV                                13,800           39
Grupo Financiero Banorte SA de CV
   Class O (AE)                                      791,400        1,762
Grupo Financiero BBVA Bancomer
   Class B (AE)                                    4,066,046        3,204
Grupo Mexico SA de CV Series B (AE)                   98,200           97
Grupo Modelo SA Series C (AE)                        595,400        1,524
Grupo Televisa SA - ADR (AE)                          78,295        2,200
Hylsamex SA de CV Class B (AE)                       230,000          170
Kimberly-Clark de Mexico SA de CV
   Class A (AE)                                      188,200          455
Organizacion Soriana SA de CV
   Class B (AE)                                       58,050          117
Telefonos de Mexico SA de CV - ADR                   222,274        6,780
Tubos de Acero de Mexico SA - ADR                     14,200          130
TV Azteca SA de CV - ADR                              26,300          128
Wal-Mart de Mexico SA de CV
   Series C (AE)                                     420,400          905
Wal-Mart de Mexico SA de CV Series V (AE)            428,200       1, 069
                                                                ---------
                                                                   27,148
                                                                ---------

Peru - 0.3%
Cia de Minas Buenaventura SA - ADR                    33,800          752
                                                                ---------

Philippines - 0.9%
Ayala Land, Inc.                                   7,050,000          664
Bank of the Philippine Islands                       358,700          277
Equitable PCI Bank (AE)                              556,600          283
Manila Electric Co. Class B (AE)                   1,425,440          543
Metropolitan Bank & Trust                            961,850          570
SM Prime Holdings                                  1,500,000          152
                                                                ---------
                                                                    2,489
                                                                ---------

Poland - 0.8%
Agora SA - GDR (AE)                                   10,900          146
Bank Pekao SA                                          9,544          228
Bank Zachodni WBK SA (AE)                              4,130           74
Polski Koncern Naftowy Orlen                         130,000          619
Polski Koncern Naftowy Orlen - GDR                    92,374          878
Telekomunikacja Polska SA - GDR (AE)                  45,020          153
                                                                ---------
                                                                    2,098
                                                                ---------

Russia - 6.2%
Gazprom - ADR                                          9,600          128
Lukoil - ADR                                          58,446        3,822
MMC Norilsk Nickel - ADR                              74,351        1,474
Mobile TeleSystems - ADR                              26,068          853
OAO Gazprom Class S - ADR                             89,065        1,189
Sibneft - ADR                                         51,233          996
Surgutneftegaz - ADR                                 155,822        2,800
Unified Energy System - ADR                           11,325          124
Unified Energy System - GDR                           51,133          557
Vimpel-Communications - ADR (AE)                      36,417        1,027
Wimm-Bill-Dann Foods OJSC - ADR (AE)                   8,264          165
Yukos - ADR                                           28,001        3,878
                                                                ---------
                                                                   17,013
                                                                ---------

Singapore - 0.0%
Golden Agri-Resources, Ltd. (AE)                     814,300           55
                                                                ---------
South Africa - 5.9%
ABSA Group, Ltd.                                     474,062        1,514
AECI, Ltd.                                           539,000        1,340
African Bank Investments, Ltd. (AE)                  302,900          168
Alexander Forbes, Ltd. (AE)                          300,000          394
Anglo American Platinum Corp., Ltd. (AE)               3,700          133
Anglogold, Ltd. (AE)                                   5,710          297
Anglovaal Industries, Ltd.                           110,000          155
Barloworld, Ltd. (AE)                                 40,000          224
Gencor, Ltd.                                          82,609          369
Gold Fields, Ltd. (AE)                                28,900          331
Harmony Gold Mining Co., Ltd.                         15,000          201
Impala Platinum Holdings, Ltd. (AE)                   29,850        1,713
Imperial Holdings, Ltd.                               25,141          137
Kumba Resources, Ltd. (AE)                            93,500          327
MTN Group, Ltd. (AE)                                 950,900        1,051
Primedia, Ltd.                                        87,500           39
Primedia, Ltd.                                       467,500          175
Remgro, Ltd. (AE)                                     36,900          237
Sanlam, Ltd. (AE)                                  1,053,500          794
Sappi, Ltd. (AE)                                     215,500        2,539
Sappi, Ltd. - ADR                                     19,300          237
Sasol, Ltd.                                          249,743        2,724
Shoprite Holdings, Ltd.                              350,000          234
Standard Bank Group, Ltd. (AE)                       143,300          421
Tongaat-Hulett Group, Ltd.                           103,000          529
Venfin, Ltd. (AE)                                    173,000          292
                                                                ---------
                                                                   16,575
                                                                ---------

62 Emerging Markets Fund

Emerging Markets Fund

Statement of Net Assets, continued--October 31, 2002

                                                                      Market
                                                  Number               Value
                                                    of                 (000)
                                                  Shares                 $
----------------------------------------------------------------------------
South Korea - 18.7%
Daeduck Electronics Co.                             49,212               395
Daelim Industrial Co.                               93,000             1,061
Daishin Securities Co., Ltd.                        40,500               548
Hana Bank (AE)                                      45,000               576
Hanil Cement Manufacturing                           9,500               264
Hanwha Chem Corp. (AE)                              47,000               129
Hite Brewery Co., Ltd.                               5,510               240
Honam Petrochemical Corp.                           15,000               241
Hyundai Development Co.                             55,000               299
Hyundai Heavy Industries (AE)                       38,140               557
Hyundai Mobis                                       50,900             1,142
Hyundai Motor Co.                                   89,008             2,261
Hyundai Securities Co.                              31,000               167
Kangwon Land, Inc.                                   6,288               578
Kia Motors Corp. (AE)                               45,000               325
Kookmin Bank (AE)                                  158,449             5,280
Kookmin Credit Card Co., Ltd.                       40,012               869
KorAm Bank (AE)                                     74,070               472
Korea Electric Power Corp.                          87,068             1,318
Korea Tobacco & Ginseng Corp.                       45,200               660
Korea Tobacco & Ginseng Corp. -
   GDR (144A)                                       14,200               105
Korean Air Co., Ltd.                                45,450               530
KT Corp.                                            26,100             1,077
KT Corp. - ADR                                      28,839               592
KT Freetel (AE)                                     66,170             1,645
LG Chem, Ltd. (AE)                                  52,070             1,555
LG Electronics, Inc. (AE)                           39,130             1,188
LG Household & Health Care, Ltd.                    16,180               478
LG Petrochemical Co., Ltd.                          40,370               446
Lotte Co.nfectionery Co., Ltd.                       2,600             1,039
Lucky Development Co.                               28,000               276
Moatech Co., Ltd.                                    6,791                48
Pacific Corp.                                          380                38
POSCO                                               22,411             2,106
POSCO - ADR                                         19,000               439
S-Oil Corp.                                         34,060               531
S1 Corp.                                            45,781               701
Samsung Electro-Mechanics Co., Ltd. (AE)            29,860             1,136
Samsung Electronics - GDR                            8,800             1,256
Samsung Electronics Co., Ltd. (AE)                  34,110             9,659
Samsung Electronics Co., Ltd. - GDR                 10,719               735
Samsung Fire & Marine Insurance
   Co., Ltd. (AE)                                   12,400               753
Samsung SDI Co., Ltd. (AE)                           4,500               280
Samsung Securities Co., Ltd. (AE)                   18,178               472
Seoul City Gas Co., Ltd.                            17,000               354
Shinhan Financial Group Co., Ltd.                  186,500             1,967
Shinsegae Co., Ltd. (AE)                             6,300               851
SK Telecom Co., Ltd. (AE)                           17,860             3,298
SK Telecom Co., Ltd. - ADR                           6,200               124
Tae Young Corp.                                     11,339               290
You Eal Electronics Co., Ltd.                       15,260               288
                                                                     -------
                                                                      51,639
                                                                     -------

Taiwan - 8.9%
Accton Technology Corp. (AE)                       327,300               405
Acer Communications & Multimedia, Inc.             703,400             1,008
Acer, Inc. - GDR                                   138,999               639
Advanced Semiconductor
   Engineering, Inc. (AE)                          915,000               500
Ambit MicroSystems Corp. (AE)                      158,750               525
Asia Cement Corp. - GDR (144A)                     189,639               578
Asustek Computer, Inc.                             150,000               311
AU Optronics Corp. (AE)                            595,000               375
AU Optronics Corp. Class R - ADR (AE)               68,700               460
Cathay Financial Holding Co., Ltd. (AE)            187,235               202
China Development Financial
   Holding Corp. (AE)                              681,018               264
China Steel Corp.                                  663,000               357
China Steel Corp. - GDR                             86,278               919
SChinatrust Financial Holding Co. (AE)           1,242,766               990
Chung Hwa Pulp Corp.                               199,000                52
Compal Electronics, Inc. (AE)                      516,000               573
Compal Electronics, Inc. - GDR                     119,831               655
Compeq Manufacturing Co. (AE)                      133,350               102
Elitegroup Computer Systems                        219,500               471
Evergreen Marine Corp.                             469,680               193
Far Eastern Textile Co., Ltd. (AE)                 882,000               266
Faraday Technology Corp. (AE)                      252,650               589
First Commercial Bank                              585,000               347
Formosa Chemicals & Fibre Corp.                    591,480               533
Formosa Plastics Corp.                             418,950               460
Fubon Financial Holding Co., Ltd.                  192,000               167
HON HAI Precision Industry                         178,250               644
HON HAI Precision Industry - GDR                    29,106               226
International Commercial Bank China                178,500               103
MediaTek, Inc.                                      51,000               477
Nan Ya Plastic Corp.                               448,930               388
Nanya Technology Corp. (AE)                        807,000               652
Phoenixtec Power Co., Ltd.                         419,532               284
Quanta Computer, Inc.                               29,400                60
Realtek Semiconductor Corp. (AE)                   126,100               352
Ritek Corp. (AE)                                   925,000               514
Ritek Corp. - GDR                                   27,282                27
Siliconware Precision Industries Co. (AE)        1,344,000               723
Sinopac Holdings Co. (AE)                          343,104               144
Sunplus Technology Co., Ltd.                       189,625               349
Sunplus Technology Co., Ltd. - GDR                   2,637                10
Taiwan Semiconductor Manufacturing
   Co., Ltd. (AE)                                1,975,630             2,643
Taiwan Semiconductor Manufacturing
   Co., Ltd. - ADR (AE)                             30,000               235
Taiwan Semiconductor Manufacturing
   Co., Ltd. 2003 Warrants (AE)                    580,858               854
Taiwan Styrene Monomer (AE)                        618,000               469
United Microelectronics Corp. (AE)               3,388,590             2,457
United Microelectronics Corp. - ADR (AE)            97,738               406
United Microelectronics Corp.
   2003 Warrants (AE)                              417,000               344

                                                        Emerging Markets Fund 63

Emerging Markets Fund

Statement of Net Assets, continued--October 31, 2002

                                                                       Market
                                                         Number        Value
                                                           of          (000)
                                                         Shares          $
-----------------------------------------------------------------------------
Via Technologies, Inc. (AE)                              26,620            37
Yuanta Core Pacific Securities Co.                      432,702           229
                                                                    ---------
                                                                       24,568
                                                                    ---------

Thailand - 3.6%
Advanced Info Service PCL                             1,749,700         1,415
Bangkok Bank PCL (AE)                                   110,000           156
Bangkok Expressway PCL                                  355,000           130
BEC World PLC                                           178,900           798
Delta Electronics Thai PCL                              170,000           118
Electricity Generating PCL                              119,000           104
Kiatnakin Finance PCL
   2010 Warrants (AE)                                   457,100           193
Land & House Pub Co., Ltd.                              196,000           337
Land & House Pub Co., Ltd.                              146,000           243
Land & House Pub Co., Ltd.
   2008 Warrants (AE)                                   158,900           156
National Petrochemical                                  594,000           673
PTT Exploration & Production PCL (AE)                   328,000           894
PTT PCL                                               1,650,200         1,449
Quality House Co., Ltd. (AE)                          1,058,438           199
Siam Cement PCL                                          61,900         1,531
Siam Panich Leasing, Ltd.                               289,600           258
Telecomasia Corp. PCL (AE)                              785,000           105
Thai Farmers Bank (AE)                                1,391,540           997
Thai Union Frozen Products PCL                          112,500            47
                                                                    ---------
                                                                        9,803
                                                                    ---------

Turkey - 3.3%
Akbank TAS (AE)                                     228,732,100           655
Anadolu Efes Biracilik Ve Malt Sanayii AS            45,526,420           814
Brisa Bridgestone Sabanci                            12,650,000           245
Finansbank (AE)                                     348,844,000           173
Ford Otomotive Sanayii AS (AE)                       61,000,000           509
KOC Holding AS                                       29,279,246           310
Migros Turk TAS                                      12,181,266           661
Sabanci Holding (AE)                                337,825,392           937
Sasa Dupont Sabanci Polyester
   Sanayi AS (AE)                                     5,000,000            38
Tofas Turk Otomobil Fabrik (AE)                     337,567,008           805
Trakya CAM Sanayii                                   60,560,348           184
Tupras Turkiye Petrol Rafine                        179,184,992           876
Turkcell Iletisim Hizmet AS                         136,887,124           816
Turkiye Garanti Bankasi AS (AE)                     118,550,800           133
Turkiye IS Bankasi (AE)                             312,941,640           821
Vestel Elektronik Sanayi (AE)                       250,000,000           462
Yapi VE Kredi Bankasi (AE)                          727,100,352           596
                                                                    ---------
                                                                        9,035
                                                                    ---------

United Kingdom - 2.0%
Amdocs, Ltd. (AE)                                        18,300           128
Anglo American PLC (AE)                                 119,676         1,565
Antofagasta PLC                                         184,236         1,513
BHP Billiton PLC                                        124,729           594
Dimension Data Holdings PLC (AE)                        505,800           174
Genesis Smaller Companies Fund (AE)                     123,335         1,581
Old Mutual PLC                                            2,300             3
                                                                    ---------
                                                                        5,558
                                                                    ---------

United States - 0.3%
GPO Fin Inbursa SA                                      120,000            99
Panamerican Beverages, Inc. Class A                      51,200           435
Pepsi International Africa                                  357             2
Public Bank of Berhad (AE)                              821,850           506
                                                                    ---------
                                                                        1,042
                                                                    ---------

Venezuela - 0.1%
Cia Anonima Nacional Telefonos de
   Venezuela - CANTV - ADR                               22,926           272
Siderurgica Venezolana "Sivensa" SACA                 1,290,366             2
                                                                    ---------
                                                                          274
                                                                    ---------

Zimbabwe - 0.1%
Delta Corp., Ltd./Zimbabwe                            1,010,343           232
OK Zimbabwe                                           5,664,305            46
                                                                    ---------
                                                                          278
                                                                    ---------

Total Common Stocks
(cost $255,062)                                                       239,803
                                                                    ---------

                                                       Notional
                                                        Amount
                                                        (000)
                                                          $
                                                       --------
Options Purchased - 0.5%
(Number of Contracts)
Brazil - 0.2%
Bovespa Index Futures
   Dec 2002 8,887.93 Call (145)                           1,065           213

South Africa - 0.0%
All Share Index Futures
   Mar 2003 11,065 Call (60)                                663            30
   Mar 2003 11,650 Call (108)                             1,256            54

South Korea - 0.3%
Kospi 200 Index Futures
   Dec 2002 83.65 Call (5)                                  171            46
   Dec 2002 89.35 Call (97)                               3,554           931
                                                                    ---------
Total Options Purchased
(cost $1,103)                                                           1,274
                                                                    ---------

64 Emerging Markets Fund

Emerging Markets Fund

Statement of Net Assets, continued--October 31, 2002

                                                                        Market
                                                       Number           Value
                                                         of             (000)
                                                       Shares             $
--------------------------------------------------------------------------------
Preferred Stocks - 6.6%
Brazil - 4.9%
Aracruz Celulose SA - ADR                                24,700             395
Banco Bradesco SA                                   545,887,104           1,451
Banco Itau SA (AE)                                    4,480,000             199
Brasil Telecom Participacoes SA                      34,043,200             194
Brasil Telecom SA (AE)                               40,000,000             140
Celular CRT Participacoes SA Class A                  3,108,000             281
Cia Brasileira de Distribuicao Grupo
   Pao de Acucar - ADR                                   54,720             849
Cia de Bebidas das Americas                           2,858,010             420
Cia de Bebidas das Americas - ADR                        56,200             813
Cia de Tecidos do Norte de
   Minas - Coteminas                                  6,342,040             437
Cia Energetica de Minas Gerais                       15,594,981             106
Cia Paranaense de Energia                            78,469,000             183
Cia Vale do Rio Doce (AE)                                32,500             833
Cia Vale do Rio Doce - ADR                               27,824             710
Companhia Paranaense de Energia - Copel
   Class B - ADR                                         63,900             147
Eletropaulo Metropolitana de Sao Paulo SA             1,710,000              12
Embratel Participacoes SA - ADR (AE)                     18,000              11
Empresa Brasileira de Aeronautica
   SA - ADR                                              34,325             538
Gerdau SA                                             6,268,000              59
Investimentos Itau SA                                   529,581             274
Petroleo Brasileiro SA - Petrobras (AE)                 137,370           1,676
Petroleo Brasileiro SA - Petrobras - ADR                 65,575             800
Tele Celular Sul Participacoes SA                    63,072,300              50
Tele Celular Sul Participacoes SA - ADR                  24,100             190
Tele Centro Oeste Celular
   Participacoes SA (AE)                             50,653,000              50
Tele Centro Oeste Celular
   Participacoes SA - ADR                                 6,000              18
Tele Leste Celular Participacoes SA - ADR                   360               2
Tele Nordeste Celular Participacoes
   SA - ADR                                                 900              12
Tele Norte Celular Participacoes
   SA - ADR (AE)                                            360               1
Tele Norte Leste Participacoes SA                    33,956,548             236
Tele Norte Leste Participacoes SA - ADR                  56,500             391
Telecomunicacoes de Sao Paulo SA                     20,000,000             205
Telemig Celular Participacoes SA                     82,182,000              67
Telemig Celular Participacoes SA - ADR                      900              15
Telesp Celular Participacoes SA (AE)                 26,738,428              28
Telesp Celular Participacoes
   SA - ADR (AE)                                          7,200              19
Uniao de Bancos Brasileiros SA (Units)                6,461,000             117
Uniao de Bancos Brasileiros SA - GDR                     15,600             141
Usinas Siderurgicas de Minas Gerais SA
   Class A                                               89,700             132
Votorantim Celulose e Papel SA - VCP                 35,390,000           1,109
                                                                     ----------
                                                                         13,311
                                                                     ----------

South Korea - 1.1%
Daishin Securities Co., Ltd.                             35,250             235
Hyundai Motor Co.                                        39,990             502
Samsung Electronics Co., Ltd. (AE)                       18,190           2,448
                                                                     ----------
                                                                          3,185
                                                                     ----------

Thailand - 0.6%
Siam Commercial Bank PCL (AE)                         2,800,000           1,715
                                                                     ----------
Total Preferred Stocks
   (cost $19,947)                                                        18,211
                                                                     ----------

                                                      Principal
                                                       Amount
                                                        (000)
                                                          $
                                                    -----------
Short-Term Investments - 5.4%
United States - 5.4%
Frank Russell Investment Company
   Money Market Fund (c)                                 10,848          10,848
United States Treasury Bill (c)(y)(S)
     1.640% due 12/19/02                                  4,200           4,191
                                                                     ----------
Total Short-Term Investments
   (cost $15,039)                                                        15,039
                                                                     ----------

Total Investments - 99.7%
(identified cost $291,151)                                              274,327

Other Assets and Liabilities,
Net - 0.3%                                                                  908
                                                                     ----------
Net Assets - 100.0%                                                     275,235
                                                                     ==========




                                                                   Unrealized
                                                      Notional    Appreciation
                                                       Amount    (Depreciation)
Futures Contracts                                      (000)         (000)
(Number of Contracts)                                    $             $
-------------------------------------------------------------------------------
Long Positions
DAX Index (Germany)
   expiration date 12/02 (11)                               868             (20)

Hang Seng Index (Hong Kong)
   expiration date 11/02 (28)                             1,687             (71)

JSE 40 Future (South Africa)
   expiration date 03/03 (30)                               272             (20)

SIMEX Index (Taiwan)
   expiration date 11/02 (119)                            2,345               8
                                                                     ----------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                     (103)
                                                                     ==========

                                                        Emerging Markets Fund 65

Emerging Markets Fund

Statement of Net Assets, continued--October 31, 2002


                                                        Notional        Market
                                                         Amount         Value
Options Written                                          (000)          (000)
(Number of Contracts)                                      $              $
-------------------------------------------------------------------------------

Bovespa Index Futures (Brazil)
   Dec 2002 8,887.93 Put (145)                            1,065             (36)

Kospi 200 Index Futures (South Korea)
   Dec 2002 83.65 Put (5)                                   171             (23)
   Dec 2002 89.35 Put (97)                                3,554            (671)

All Share Index Futures (South Africa)
   Mar 2003 11,065 Put (60)                                 663            (148)
   Mar 2003 11,650 Put (108)                              1,256            (329)
                                                                     ----------

Total Liability for Options Written
(premiums received $535)                                                 (1,207)
                                                                     ==========

                                                                        Market
                                                        % of            Value
Industry Diversification                                 Net            (000)
(Unaudited)                                             Assets            $
-------------------------------------------------------------------------------
Auto and Transportation                                     3.4           9,318
Consumer Discretionary                                      4.9          13,454
Consumer Staples                                            5.3          14,544
Financial Services                                         19.1          52,793
Health Care                                                 0.8           2,120
Integrated Oils                                             4.5          12,296
Materials and Processing                                   14.0          38,412
Miscellaneous                                               2.6           7,159
Options                                                     0.5           1,274
Other Energy                                                6.0          16,578
Producer Durables                                           7.5          20,566
Technology                                                 10.3          28,352
Utilities                                                  15.4          42,422
Short-Term Investments                                      5.4          15,039
                                                     ----------      ----------

Total Investments                                          99.7         274,327
Other Assets and Liabilities, Net                           0.3             908
                                                     ----------      ----------

Net Assets                                                100.0         275,235
                                                     ==========      ==========

                                                                        Market
                                                        % of            Value
Geographic Diversification                               Net            (000)
(Unaudited)                                            Assets             $
-------------------------------------------------------------------------------
Africa                                                      6.3          17,581
Asia                                                       50.7         139,794
Europe                                                     13.0          35,581
Latin America                                              19.2          52,070
Middle East                                                 2.2           6,034
United Kingdom                                              2.0           5,558
Options                                                     0.5           1,274
Other                                                       0.4           1,396
Short-Term Investments                                      5.4          15,039
                                                     ----------      ----------
Total Investments                                          99.7         274,327
Other Assets and Liabilities, Net                           0.3             908
                                                     ----------      ----------
Net Assets                                                100.0         275,235
                                                     ==========      ==========

See accompanying notes which are an integral part of the financial statements.

66 Emerging Markets Fund

Emerging Markets Fund

Statement of Net Assets, continued--October 31, 2002

Forward Foreign Currency Exchange Contracts
--------------------------------------------------------------------------------
                                                                Unrealized
                                                               Appreciation
        Amount                Amount                           (Depreciation)
         Sold                 Bought             Settlement        (000)
         (000)                (000)                 Date             $
-------------------     ------------------      -----------    ---------------
USD             495     BRL          1,600       12/18/02               (51)
USD           1,205     BRL          3,900       12/18/02              (121)
USD           1,161     EUR          1,200       12/18/02                25
USD           1,711     KRW      2,100,000       12/18/02                 5
USD           1,956     KRW      2,400,000       12/18/02                 6
USD              22     ZAR            216       11/06/02                --
USD             433     ZAR          5,000       03/19/03                44
USD             441     ZAR          5,000       03/19/03                36
USD             538     ZAR          6,000       03/19/03                35
USD           1,922     ZAR         25,000       03/19/03               464
BRL           1,500     USD            441       12/18/02                24
EUR             200     USD            193       12/18/02                (4)
EUR             300     USD            294       12/18/02                (2)
HUF          10,963     USD             45       11/06/02                --
KRW       1,000,000     USD            815       12/18/02                (2)
PHP              34     USD              1       11/06/02                --
ZAR          13,177     USD          1,209       02/06/03               (65)
ZAR           5,000     USD            385       03/19/03               (93)
ZAR           7,000     USD            626       03/19/03               (43)
ZAR          10,000     USD            938       03/19/03               (17)
                                                                 ----------
                                                                        241
                                                                 ==========


Foreign Currency Exchange Spot Contracts
--------------------------------------------------------------------------------
                                                                  Unrealized
                                                                 Appreciation
       Amount                  Amount                          (Depreciation)
        Sold                   Bought           Settlement         (000)
        (000)                  (000)               Date              $
-------------------     ------------------    ------------   ---------------
USD              14     KRW         17,193       11/01/02                --
USD             121     KRW        147,414       11/01/02                --
USD             169     KRW        205,718       11/01/02                --
USD             117     MXN          1,189       11/01/02                --
USD             128     MYR            486       11/01/02                --
USD              37     TRL     62,551,553       11/01/02                25
USD              75     ZAR            760       11/01/02                 1
USD              26     ZAR            258       11/04/02                --
USD              76     ZAR            769       11/04/02                --
USD              22     ZAR            222       11/05/02                --
USD              67     ZAR            663       11/05/02                --
USD             152     ZAR          1,522       11/05/02                --
BRL              37     USD             10       11/01/02                --
BRL              39     USD             10       11/01/02                --
HKD             136     USD             17       11/01/02                --
HUF           5,277     USD             21       11/04/02                --
HUF          18,236     USD             74       11/05/02                --
PHP             223     USD              4       11/04/02                --
PHP             137     USD              3       11/05/02                --
TRL      94,997,135     USD             56       11/01/02               (39)
ZAR             174     USD             17       11/01/02                --
ZAR             780     USD             77       11/01/02                (1)
ZAR             231     USD             23       11/04/02                --
ZAR             774     USD             77       11/04/02                (1)
ZAR             345     USD             34       11/05/02                --
ZAR             689     USD             69       11/05/02                 1
                                                               ------------
                                                                        (14)
                                                               ============

  See accompanying notes which are an integral part of the financial statements.

                                                        Emerging Markets Fund 67

Real Estate Securities Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: To generate a high level of total return through above-average current income, while maintaining the potential for capital appreciation.

Invests in: Equity securities of companies in the real estate industry.

Strategy: The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of three managers with distinct approaches to investing in real estate equity securities.

                                    [GRAPHIC]

Real Estate Securities Fund - Class S
---------------------------------------------------------
   Periods Ended         Growth of           Total
     10/31/02             $10,000           Return
-----------------     -------------     -----------------
1 Year                   $ 10,455           4.55%
5 Years                  $ 12,075           3.84%(S)
10 Years                 $ 27,388          10.59%(S)

Real Estate Securities Fund - Class E++
---------------------------------------------------------
   Periods Ended         Growth of           Total
     10/31/02             $10,000           Return
-----------------     -------------     -----------------
1 Year                   $ 10,427           4.27%
5 Years                  $ 11,898           3.53%(S)
10 Years                 $ 26,797          10.35%(S)

Real Estate Securities Fund - Class C++++
--------------------------------------------------------
   Periods Ended         Growth of           Total
     10/31/02             $10,000           Return
-----------------    --------------     ----------------
1 Year                   $ 10,356           3.56%
5 Years                  $ 11,580           2.98%(S)
10 Years                 $ 26,081          10.06%(S)

NAREIT Equity REIT Index
--------------------------------------------------------
    Periods Ended        Growth of           Total
     10/31/02             $10,000           Return
------------------   ----------------   ----------------
1 Year                   $ 10,636           6.36%
5 Years                  $ 11,656           3.11%(S)
10 Years                 $ 26,829          10.37%(S)

Performance Review

For the year ended October 31, 2002, the Real Estate Securities Fund Class S, Class E and Class C shares returned 4.55%, 4.27%, and 3.56%, respectively, compared with the NAREIT Equity REIT Index, which gained 6.36%.

Market and Portfolio Highlights

The twelve months ending October 2002 provided a challenging environment for active management due to the wide dispersion of returns across sectors. Managers that tracked closely to the benchmark sector weights were less challenged than those that explicitly emphasized property sector selection in the portfolio construction process.

REITs, as well as small cap and value stocks, performed well at the beginning of calendar 2002. High dividend yield and perceived defensive orientation of the asset class continued to attract investors. Additionally, the relative ease in understanding REIT company earnings was an attractive feature in an environment marred by corporate misdeeds. The best performing sectors during the period were lodging/resorts, diversified, and shopping centers.

68 Real Estate Securities Fund

Real Estate Securities Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Strong returns continued through the end of June, with second quarter returns driven by the regional malls, shopping centers and industrial sectors. Although real estate typically lags other sectors of the economy, it seemed to benefit as the economy appeared to enter the early stages of a recovery phase.

By the third calendar quarter broad-based selling pressure contributed to a decline in REIT performance. While there were modest net inflows to dedicated REIT mutual funds during the quarter, this was more than offset by redemptions from small cap stock mutual funds that hold REITs within their portfolios. Many of these funds were forced to liquidate their best performing stocks to meet redemptions. Concerns over earnings continued to weigh on office, apartment, and hotel companies.

October 2002 saw the Fund decline 4.70%, however it still outperformed the benchmark, which lost 4.81% for the same period. The REIT asset class, as represented by the NAREIT Equity REIT Index, declined in the face of a rising equity market during the month.

The REIT market generally favored market-oriented styles. This was the dominant style in the Fund and contributed to positive performance results. Market-oriented manager RREEF substantially outperformed the benchmark, adding value from both sector selection including overweight positions in the regional malls and industrial sectors, and stock selection. RREEF was also underweight in the lodging sector at times during the fiscal period when this sector performed poorly. Value manager AEW slightly underperformed the benchmark. Positive stock selection was offset by poor sector selection, including slight overweight positions in the apartments and office sectors which struggled over the year due to concerns for earnings in the midst of a slow economy. Growth manager Security Capital underperformed the benchmark, primarily due to an overweight position in the apartments sector. Security Capital also suffered from an overweight in the lodging sector during this sector's underperformance. Fund management monitored Security Capital following GE Capital's acquisition of this firm in May 2002. A lower target weight was adopted for this manager to reflect these concerns.

The Fund's underweight position in three of the largest companies in the benchmark (Equity Office Properties Trust, Equity Residential Properties Trust and Plum Creek Timber Company) helped performance as all three companies underperformed the benchmark. The replacement of Cohen & Steers with RREEF was deemed a success, based on RREEF's strong performance since they were hired in March 2002. RREEF is a core manager that has demonstrated consistent performance in both up and down markets due to effective sector and stock selection. RREEF completed the repositioning of the Cohen & Steers portfolio in early April, which resulted in a significant reduction in office company stock exposure and an increase to retail sector companies. Both changes helped performance during the second and third calendar quarters.

Top Ten Equity Holdings
(as a percent of Total Investments)                       October 31, 2002

Simon Property Group, Inc.                                             6.3%
Archstone-Smith Trust                                                  4.8
General Growth Properties, Inc.                                        4.6
Boston Properties, Inc.                                                4.6
Prologis                                                               3.8
Equity Residential                                                     3.7
Starwood Hotels & Resorts Worldwide, Inc.                              3.4
AvalonBay Communities, Inc.                                            3.4
Apartment Investment & Management Co. Class A                          3.3
AMB Property Corp.                                                     3.0

Portfolio Characteristics

                                                          October 31, 2002

Current P/E Ratio                                                     18.7x
Portfolio Price/Book Ratio                                            1.57x
Market Capitalization - $-Weighted Average                        2.93 Bil
Number of Holdings                                                      60

Money Managers                                                  Styles

AEW Management & Advisors, LP                                       Value
RREEF America, LLC                                        Market-Oriented
Security Capital Research & Management, Inc.                       Growth

                              --------------------

 * Real Estate Securities Fund Class S assumes initial investment on November 1, 1992.

 ** National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index is an index composed of all the data based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market value-weighted. The total-return calculation is based upon whether it is 1-month, 3-months or 12-months. Only those REITs listed for the entire period are used in the total return calculation.

 ++ Real Estate Securities Fund Class S performance has been linked with Class E to provide historical perspective. For the period, November 4, 1996 (commencement of sale) through May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Real Estate Securities Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

 (S) Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                  Real Estate Securities Fund 69

Real Estate Securities Fund

Statement of Net Assets--October 31, 2002

                                                                        Market
                                                          Number        Value
                                                           of           (000)
                                                         Shares           $
--------------------------------------------------------------------------------
Common Stocks - 95.6%
Apartment - 23.8%
Apartment Investment & Management Co.
   Class A (o)                                           579,600        20,367
Archstone-Smith Trust (o)                              1,308,107        30,007
AvalonBay Communities, Inc. (o)                          557,600        21,022
BRE Properties Class A (o)                               410,200        11,773
Camden Property Trust (o)                                310,400         9,728
Chateau Communities, Inc. (o)                            102,000         2,276
Equity Residential (o)                                   986,800        23,407
Essex Property Trust, Inc. (o)                           226,900        10,769
Gables Residential Trust (o)                              28,500           646
Summit Properties, Inc. (o)                              165,800         3,003
Sun Communities, Inc. (o)                                109,100         3,693
United Dominion Realty Trust, Inc. (o)                   814,500        11,753
                                                                     ---------
                                                                       148,444
                                                                     ---------

Health Care - 0.7%
Healthcare Realty Trust, Inc. (o)                         75,000         2,322
Senior Housing Properties Trust                          208,200         2,132
                                                                     ---------
                                                                         4,454
                                                                     ---------

Hotels/Leisure - 8.0%
Fairmont Hotels & Resorts, Inc.                          322,000         7,908
FelCor Lodging Trust, Inc. (o)                            53,967           603
Hilton Hotels Corp.                                      593,600         7,301
Hospitality Properties Trust (o)                         150,000         4,908
Host Marriott Corp. (o)                                  678,400         5,563
Meristar Hospitality Corp. (o)                            99,500           756
RFS Hotel Investors, Inc. (o)                            134,600         1,564
Starwood Hotels & Resorts Worldwide, Inc.                910,583        21,217
                                                                     ---------
                                                                        49,820
                                                                     ---------

Office/Industrial - 32.8%
AMB Property Corp. (o)                                   701,600        18,803
Arden Realty, Inc. (o)                                   553,700        11,849
Boston Properties, Inc. (o)                              804,300        28,714
Brookfield Properties Co.                                539,500         9,603
CarrAmerica Realty Corp. (o)                             520,500        12,357
Catellus Development Corp. (AE)                          239,000         4,254
Centerpoint Properties Corp. (o)                          65,000         3,502
Corporate Office Properties Trust (o)                    453,500         6,100
Crescent Real Estate Equities Co. (o)                    133,000         1,962
Duke Realty Corp. (o)                                    159,500         3,876
Equity Office Properties Trust (o)                       507,200        12,213
First Industrial Realty Trust, Inc. (o)                  191,700         5,184
Home Properties of NY, Inc. (o)                           39,500         1,252
Kilroy Realty Corp. (o)                                  205,000         4,412
Liberty Property Trust (o)                               488,200        14,324
Mack-Cali Realty Corp. (o)                               636,600        18,391
Plum Creek Timber Co., Inc.                               78,000         1,764
Prentiss Properties Trust (o)                            237,600         6,403
Prologis (o)                                             970,500        23,486
PS Business Parks, Inc. (o)                               20,000           634
Reckson Associates Realty Corp. (o)                      279,300         5,673
SL Green Realty Corp. (o)                                286,400         8,357
Trizec Properties, Inc. (o)                              193,000         1,959
                                                                     ---------
                                                                       205,072
                                                                     ---------

Outlet Centers - 2.5%
Chelsea Property Group, Inc. (o)                         474,200        15,435
                                                                     ---------
Regional Malls - 16.5%
General Growth Properties, Inc. (o)                      598,200        28,760
Macerich Co. (The) (o)                                   236,700         6,734
Rouse Co. (The) (o)                                      521,500        15,462
Simon Property Group, Inc. (o)                         1,144,800        39,094
Taubman Centers, Inc. (o)                                953,800        13,210
                                                                     ---------
                                                                       103,260
                                                                     ---------

Self Storage - 1.9%
Public Storage, Inc. (o)                                 363,400        10,691
Shurgard Storage Centers, Inc. Class A (o)                35,000         1,057
                                                                     ---------
                                                                        11,748
                                                                     ---------
Shopping Center - 9.4%
Developers Diversified Realty Corp. (o)                  484,900        10,377
Federal Realty Invs Trust (o)                            179,500         4,730
Kimco Realty Corp. (o)                                   305,600         9,260
Pan Pacific Retail Properties, Inc. (o)                  382,200        12,804
Regency Centers Corp. (o)                                 85,900         2,685
Urstadt Biddle Properties, Inc. Class                     97,800         1,070
 A (o)
Vornado Realty Trust (o)                                 486,000        17,861
                                                                     ---------
                                                                        58,787
                                                                     ---------
Total Common Stocks
(cost $571,574)                                                        597,020
                                                                     ---------
Short-Term Investments - 4.4%
Frank Russell Investment Company
   Money Market Fund (C)                                  27,178        27,178
                                                                     ---------
Total Short-Term Investments
(cost $27,178)                                                          27,178
                                                                     ---------
Total Investments - 100.0%
(identified cost $598,752)                                             624,198

Other Assets and Liabilities,
Net - 0.0%                                                                 308
                                                                     ---------
Net Assets - 100.0%                                                    624,506
                                                                     =========

See accompanying notes which are an integral part of the financial statements.

70 Real Estate Securities Fund

Short Term Bond Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: The preservation of capital and the generation of current income consistent with the preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

Invests in: Fixed-income securities with low-volatility characteristics.

Strategy: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk relative to other short-term bond investments. The Fund employed the investment management services of four managers using two approaches to investment in short-term fixed-income securities.

                                   [GRAPHIC]

Short Term Bond Fund - Class S
--------------------------------------------
  Periods Ended    Growth of       Total
     10/31/02       $10,000        Return
---------------  -------------   -----------
1 Year             $ 10,481         4.81%
5 Years            $ 13,498         6.18%(S)
10 Years           $ 17,602         5.81%(S)

Short Term Bond Fund - Class E ++++
--------------------------------------------
  Periods Ended    Growth of        Total
     10/31/02       $10,000        Return
---------------  -------------   -----------
1 Year             $ 10,453        4.53%
5 Year             $ 13,373        5.98%(S)
10 Years           $ 17,438        5.72%(S)

Short Term Bond Fund - Class C ++++++
--------------------------------------------
  Periods Ended    Growth of        Total
    10/31/02        $10,000        Return
---------------- -------------   -----------
1 Year             $ 10,373        3.73%
5 Years            $ 13,013        5.41%(S)
10 Years           $ 16,969        5.43%(S)

Merrill Lynch 1-2.99 Years Treasury Index
--------------------------------------------
   Periods Ended   Growth of        Total
     10/31/02        $10,000        Return
----------------  -----------    -----------
1 Year             $ 10,490        4.90%
5 Years            $ 13,680        6.47%(S)
10 Years           $ 17,997        6.05%(S)

Performance Review
For the year ended October 31, 2002, the Short Term Bond Fund Class S, Class E, and Class C shares reflected total returns of 4.81%, 4.53% and 3.73% respectively. This compared to a gain of 4.90% for the Merrill Lynch 1-2.99 Years Treasury Index.

Portfolio Highlights
Fixed income markets responded to investors' changing perceptions of the macro-economic environment during this period. From November 2001 to March 2002, rates rose causing credit sectors to outperform in reaction to initial positive economic indicators and statements from Federal Reserve Chairman Alan Greenspan. The latter half of the fiscal year was the opposite, during which rates fell and investors favored quality. This caused non-treasury sectors to underperform relative to equivalent treasuries.

The past fiscal year was one in which active managers had difficulty outperforming the benchmark Merrill Lynch 1-2.99 Years Treasury Index in the first half of the fiscal period. This environment was hostile to active managers for several reasons: rates were volatile, non-treasury sectors (investment grade corporate bonds, mortgages, asset-backed securities) underperformed - active managers tend to

72 Short Term Bond Fund

Short Term Bond Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

use these sectors as a source of excess return over treasuries; and high numbers of corporate bonds were downgraded as economic growth was uncertain and corporations' ability to service their debt was questioned.

The market was not favorable to the Fund's strategy of overweighting non-treasury sectors, as corporate bonds underperformed during the fiscal period. While the portfolio's overweight in the mortgage sector helped, this outperformance was more than offset by the corporate sector's underperformance. The Funds' multi-manager strategy had a positive effect on returns since holdings were more diversified than those of the average single-manager fund, as determined by comparison to other funds with similar investment goals in the industry.

BlackRock initially struggled during the period due to its longer duration portfolio and yield curve exposure, yet this boosted returns by the end of the fiscal year. The manager also benefited from increased exposure to the mortgage and asset-backed sectors while avoiding negative performers in the corporate bond sector. In the third quarter, BlackRock's broader maturity distribution helped the firm to outperform versus the benchmark.

Merganser suffered initially from a 1% holding in Enron. However, as the fiscal year progressed, the manager disposed of debt issued by ailing companies (Tyco, El Paso, and WorldCom) before these issues posted serious declines. Merganser outperformed for the remaining fiscal year aided by a strategy favoring asset-backed and mortgage-backed securities.

PIMCo performed well compared to peers during most of the period. The firm favored treasuries, a strategy which was rewarded in the market's flight to quality. Yet, PIMCo underperformed the benchmark, mostly due to specific holdings such as El Paso, Sprint, AT&T, and AOL, which performed poorly due to accounting irregularities, credit downgrades and/or investor disfavor due to high balance sheet debt levels.

STW outperformed the benchmark at the beginning of the fiscal year and again at the end of the period, yet lagged slightly in the middle. Performance early in the period was boosted by the positive returns of the portfolio's exposure to SoCal Edison bonds as the company emerged from bankruptcy proceedings following the California energy crisis. STW's returns later suffered from a 15% weighting to ailing investment grade telecommunications debt. STW did manage to avoid many of the other notable bond declines that made headlines during the year. During the latter part of the fiscal year, STW outperformed primarily due to the portfolio's yield advantage over treasuries.

   Top Ten Issuers
   (as a percent of Total Investments)           October 31, 2002

Federal National Mortgage Association                        24.3%
United States Treasury                                        8.9
Federal Home Loan Mortgage Corp.                              3.9
General Electric Capital Corp.                                1.8
Ford Credit Auto Owner Trust                                  1.8
Bank One                                                      1.5
General Motors Acceptance Corp.                               1.4
CIT Group, Inc.                                               1.3
Peoplefirst.com Auto Receivables                              1.2
Wells Fargo                                                   1.2

   Portfolio Characteristics

                                                 October 31, 2002

Weighted Average Quality Diversification                      Aaa
Weighted Average Years-to-Maturity                      3.5 Years
Weighted Average Duration                               1.7 Years
Current Yield (SEC 30-day standardized)
     Class S                                                 3.7%
     Class E                                                 3.4%
     Class C                                                 2.7%
Number of Issues                                              481
Number of Issuers                                             312

   Money Managers                                          Styles

BlackRock Financial Management, Inc.              Mortgage/
                                                  Asset Backed
Merganser Capital Management, LP                  Sector Rotation
Pacific Investment Management Company, LLC        Sector Rotation
STW Fixed Income Management, Ltd.                 Sector Rotation

                               ------------------
*      Short Term Bond Fund Class S assumes initial investment on November 1,
       1992.

** Merrill Lynch 1-2.99 Years Treasury Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing US Treasury debt. Issues must carry a term to maturity of at least one year, and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Short Term Bond Fund Class S performance has been linked with Class E to provide historical perspective. From February 18, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++ Short Term Bond Fund Class S and Class E performance has been linked with
       Class C to provide historical perspective. From March 3, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                         Short Term Bond Fund 73

Short Term Bond Fund

Statement of Net Assets--October 31, 2002

                                                   Principal          Market
                                                      Amount           Value
                                                       (000)           (000)
                                                         $               $
Long-Term Investments - 88.0%
Asset-Backed Securities - 18.2%
AmeriCredit Automobile
   Receivables Trust
   Series 2001-B Class A4
     5.370% due 06/12/08                               2,000           2,112
Arcadia Automobile Receivables Trust
   Series 1998-E Class A3
     5.750% due 10/15/06                               1,700           1,723
Bank One Issuance Trust
   Series 2002-A2 Class A2
     4.160% due 01/15/08                               1,000           1,041
   Series 2002-A1 Class A1
     1.910% due 01/15/10 (E)                           1,425           1,424
Bay View Auto Trust
   Series 2002-LJ1 Class A2
     2.410% due 08/25/05                               1,500           1,499
California Infrastructure SDG&E-1
   Series 1997-1 Class A5
     6.190% due 09/25/05                               1,944           1,981
Capital Auto Receivables Asset Trust
   Series 2002-3 Class A3
     3.580% due 10/16/06                               1,050           1,078
Capital One Auto Finance Trust
   Series 2001-B Class A4
     4.880% due 09/15/08                               1,100           1,168
Caterpillar Financial Asset Trust
   Series 2002-A Class A3
     3.150% due 02/25/08                               2,250           2,285
Chase Manhattan Auto Owner Trust
   Series 2000-A Class A3
     6.210% due 12/15/04                                 514             522
   Series 2000-A Class A4
     6.260% due 06/15/07                               3,540           3,725
Chemical Master Credit Card Trust 1
   Series 1996-2 Class A
     5.980% due 09/15/08                               4,000           4,388
Chevron Trust Fund
     8.110% due 12/01/04                               1,290           1,367
Chevy Chase Auto Receivables Trust
   Series 2001-3 Class A3
     3.950% due 05/16/05                               1,000           1,021
   Series 2000-1 Class A4
     7.470% due 07/15/05                               1,370           1,436
Citibank Credit Card Issuance Trust
   Series 2001-A5 Class A5
     1.825% due 06/10/06 (E)                           1,050           1,050
   Series 2001-A8 Class A8
     4.100% due 12/07/06                               1,500           1,558
Citibank Credit Card Master Trust I
   Series 1998-3 Class A
     5.800% due 02/07/05                               1,500           1,516
   Series 1997-6 Class A
     0.000% due 08/15/06                                 900             869
CNH Equipment Trust
   Series 2000-B Class A3
     6.880% due 03/15/05                                 456             460
Conseco Finance Securitizations Corp.
   Series 2000-2 Class A3
     8.070% due 12/01/30                               1,150           1,195
Copelco Capital Funding Corp.
   Series 1999-A Class A5
     5.950% due 06/15/04                               1,210           1,233
   Series 2000-A Class A4
     7.220% due 08/18/05                               1,500           1,582
CSXT Trade Receivables Master Trust
   Series 1998-1 Class A
     6.000% due 07/26/04                               3,000           3,079
Daimler Chrysler Auto Trust
   Series 2000-A Class A3
     7.090% due 12/06/03                                 265             265
   Series 2000-E Class A3
     6.110% due 11/08/04                                 600             612
   Series 2002-B Class A4
     3.530% due 12/06/07                               3,000           3,067
Dealer Auto Receivables Trust
   Series 2000-1 Class A3
     7.070% due 05/17/04                               1,087           1,095
Discover Card Master Trust I
   Series 1998-7 Class A
     5.600% due 05/16/06                               1,500           1,560
   Series 1993-3 Class A
     6.200% due 05/16/06                               1,450           1,516
   Series 2000-5 Class A
     1.983% due 11/15/07 (E)                           1,000           1,003
Fleetwood Credit Corp. Grantor Trust
   Series 1997-B Class A
     6.400% due 05/15/13                               1,378           1,431
Ford Credit Auto Owner Trust
   Series 2000-E Class A5
     6.770% due 10/15/04                               3,455           3,617
   Series 2001-C Class A4
     4.830% due 02/15/05                               1,800           1,826
   Series 2001-B Class A5
     5.360% due 06/15/05                               5,875           6,130
Green Tree Financial Corp.
   Series 1998-6 Class A5
     6.060% due 04/01/18                                 800             825
   Series 1995-9 Class A5
     6.800% due 12/15/25                                 260             264
   Series 1997-3 Class A5
     7.140% due 03/15/28                                 947             982
   Series 1999-3 Class A4
     5.950% due 02/01/31                                 831             844
Honda Auto Receivables Owner Trust
   Series 2002-2 Class A3
     3.830% due 02/15/06                               1,425           1,464

 74 Short Term Bond Fund

Short Term Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                      Principal       Market
                                                       Amount          Value
                                                       (000)           (000)
                                                         $               $
----------------------------------------------------------------------------
Household Automotive Trust
   Series 2002-2 Class A3
     2.850% due 03/19/07                                 2,000         2,025
Hyundai Auto Receivables Trust
   Series 2002-A Class A3
     2.800% due 02/15/07                                 1,000         1,010
J.C.Penney Master Credit Card Trust
   Series 1998-E Class A
     5.500% due 06/15/07                                 3,000         3,116
Massachusetts Special Purpose Trust
   Series 1999-1 Class A2
     6.450% due 09/15/05                                 1,595         1,639
Mellon Auto Grantor Trust
   Series 2000-1 Class A
     7.180% due 10/15/06                                   455           470
   Series 2000-2 Class A
     6.390% due 07/15/07                                 1,342         1,399
Missouri Higher Education Loan Authority
   Series 1997-97 Class P
     2.200% due 07/25/08 (E)                               445           445
National City Auto Receivables Trust
   Series 2002-A Class A4
     4.830% due 08/15/09                                   900           948
Nissan Auto Receivables Owner Trust
   Series 2000-C Class A3
     6.720% due 08/16/04                                   527           535
   Series 2001-B Class A3
     4.990% due 02/15/05                                   684           696
   Series 2001-C Class A3
     4.310% due 05/16/05                                   900           920
   Series 2002-A Class A3
     3.580% due 09/15/05                                 1,150         1,174
   Series 2002-B Class A3
     3.990% due 12/15/05                                 1,400         1,439
   Series 2001-B Class A4
     5.350% due 10/15/06                                   925           971
   Series 2001-C Class A4
     4.800% due 02/15/07                                 1,275         1,336
Nordstrom Private Label Credit Card
   Master Note Trust
   Series 2001-1A Class A
     4.820% due 04/15/10                                 1,000         1,053
Onyx Acceptance Grantor Trust
   Series 2000-D Class A4
     6.850% due 08/15/07                                 3,500         3,686
   Series 2002-D Class A4
     3.100% due 07/15/09                                 1,000         1,001
PBG Equipment Trust
   Series 1998-1A Class A
     6.270% due 01/20/12                                   902           952
Peco Energy Transition Trust
   Series 1999-A Class A4
     5.800% due 03/01/07                                 2,000         2,123
Peoplefirst.com Auto Receivables
   Owner Trust
   Series 2000-1 Class A4
     7.405% due 12/15/06                                 7,960         8,166
Philadelphia Authority For
   Industrial Development
   Series 1997-1997 Class A
     6.488% due 06/15/04                                   520           550
PSE&G Transition Funding LLC
   Series 2001-1 Class A2
     5.740% due 03/15/07                                   910           950
Railcar Trust
   Series 1992-1 Class A
     7.750% due 06/01/04                                 1,455         1,520
SLM Student Loan Trust
   Series 1998-1 Class A1
     2.288% due 01/25/07 (E)                               383           383
   Series 1996-1 Class A2
     2.328% due 07/27/09 (E)                               965           971
   Series 2002-3 Class A2
     1.879% due 10/26/09 (E)                             1,100         1,100
   Series 1996-3 Class A2
     2.258% due 10/26/09 (E)                             1,046         1,053
   Series 2002-1 Class A1
     1.869% due 10/25/10 (E)                             1,150         1,150
Standard Credit Card Master Trust
   Series 1995-1 Class A
     8.250% due 01/07/07                                 1,125         1,266
TMS SBA Loan Trust
   Series 1996-2 Class A
     2.610% due 04/15/24 (E)                               335           347
   Series 1997-1 Class A
     2.500% due 01/15/25 (E)                               487           486
   Series 1997-1 Class B
     2.980% due 01/15/25 (E)                               325           321
Upjohn Co.-Esot
     9.790% due 02/01/04                                   404           427
USAA Auto Loan Grantor Trust
   Series 1999-1 Class A
     6.100% due 02/15/06                                   268           271
Vanderbilt Acquisition Loan Trust
   Series 2002-1 Class A1
     3.280% due 01/07/13                                   955           960
WFS Financial Owner Trust
   Series 2002-2 Class A3
     3.810% due 02/20/07                                 1,500         1,541
World Omni Auto Receivables Trust
   Series 2001-B Class A3
     3.790% due 11/21/05                                 1,000         1,022
                                                                   ---------
                                                                     115,235
                                                                   ---------

                                                         Short Term Bond Fund 75

Short Term Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                   Principal      Market
                                                     Amount        Value
                                                     (000)         (000)
                                                       $             $
-------------------------------------------------------------------------
Corporate Bonds and Notes - 19.1%
Abbott Laboratories
     5.125% due 07/01/04                               1,000        1,052
     5.625% due 07/01/06                                 500          543
ABN Amro Bank NV
     7.250% due 05/31/05                               1,000        1,098
AIG SunAmerica Global Finance IV
     5.850% due 02/01/06                               2,000        2,162
Amerada Hess Corp.
     5.300% due 08/15/04                                 510          532
AOL Time Warner, Inc.
     5.625% due 05/01/05                                 525          517
     6.125% due 04/15/06                                 265          262
Associates Corp. Of North America
   Series MTNG
     8.440% due 10/27/04                               3,000        3,321
AT&T Corp.
     6.750% due 04/01/04                               3,500        3,489
AvalonBay Communities, Inc.
     6.580% due 02/15/04                                 750          780
Bank of America Corp.
     2.030% due 08/26/05 (E)                           1,000        1,003
     5.250% due 02/01/07                               1,000        1,073
Bank of Montreal
     6.100% due 09/15/05                               1,000        1,077
     7.800% due 04/01/07                               1,000        1,164
Bank One Corp.
     7.000% due 07/15/05                               2,500        2,760
     7.625% due 08/01/05                               4,133        4,647
Boatmen's Bancshares, Inc.
     7.625% due 10/01/04                               3,058        3,363
CIT Group, Inc.
     7.500% due 11/14/03                               1,000        1,019
     5.625% due 05/17/04                               2,600        2,602
Citigroup, Inc.
     6.750% due 12/01/05                               6,525        7,206
Conoco, Inc.
     5.900% due 04/15/04                                 475          499
Credit Suisse First Boston USA, Inc.
     5.875% due 08/01/06                                 275          286
CSX Corp.
   Series MTNC
     5.850% due 12/01/03                               1,000        1,035
Deutsche Bank Financial, Inc.
     6.700% due 12/13/06                               1,000        1,109
DTE Energy Co.
     6.000% due 06/01/04                                 250          260
ERP Operating, LP
     6.650% due 11/15/03                               1,000        1,036
Ford Motor Credit Co.
     7.500% due 03/15/05                               4,000        3,935
General Electric Capital Corp.
   Series MTNA
     5.375% due 04/23/04                               3,000        3,135
   Series MTNA
     7.250% due 05/03/04                               1,000        1,072
     8.850% due 04/01/05                               1,000        1,142
   Series MTNA
     5.350% due 03/30/06                               2,685        2,842
   Series MTNA
     5.000% due 06/15/07                               1,225        1,289
   Series MTNA
     8.125% due 04/01/08                               1,000        1,199
     8.500% due 07/24/08                               1,000        1,221
General Motors Acceptance Corp.
     5.750% due 11/10/03                               1,750        1,752
     6.380% due 01/30/04                               2,500        2,517
     7.625% due 06/15/04                                 250          257
     6.850% due 06/17/04                                 475          484
     2.190% due 07/21/04 (E)                             300          283
     6.125% due 09/15/06                                 225          219
GTE Corp.
     6.360% due 04/15/06                               2,000        2,135
GTE Florida, Inc.
   Series D
     6.250% due 11/15/05                                 270          285
GTE Hawaiian Telephone Co.
   Series A
     7.000% due 02/01/06                               2,000        2,128
GTE North, Inc.
   Series E
     6.400% due 02/15/05                               1,200        1,270
Household Finance Corp.
     6.000% due 05/01/04                               1,000          956
     8.000% due 05/09/05                               4,000        3,810
International Game Technology
     7.875% due 05/15/04                                 500          520
International Lease Finance Corp.
     5.250% due 05/03/04                               1,000        1,033
   Series MTNG
     8.260% due 02/15/05                               1,875        2,034
ITT Corp.
     6.750% due 11/15/03                               1,500        1,500
John Deere Capital Corp.
   Series MTND
     5.520% due 04/30/04                               1,000        1,045
JP Morgan Chase & Co.
     5.625% due 08/15/06                                 430          455
KFW International Finance
     5.250% due 03/09/06                                 500          540
   Series DTC
     5.250% due 06/28/06                               1,000        1,080

76 Short Term Bond Fund

Short Term Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                Principal        Market
                                                  Amount          Value
                                                  (000)           (000)
                                                    $               $
-----------------------------------------------------------------------
Lehman Brothers Holdings, Inc.
        7.750% due 01/15/05                         2,000         2,179
May Department Stores Co. (The)
        7.150% due 08/15/04                         2,700         2,890
Morgan Stanley
        7.750% due 06/15/05                         1,000         1,103
Pepsi Bottling Holdings, Inc.
        5.375% due 02/17/04                         1,410         1,465
Progress Energy, Inc.
        6.750% due 03/01/06                           490           505
Raytheon Co.
        8.200% due 03/01/06                           420           461
RBSG Capital Corp.
     10.125% due 03/01/04                           1,000         1,096
Sears Roebuck Acceptance
   Series MTN3
        6.560% due 11/20/03                         1,000         1,002
Southern California Edison
        8.950% due 11/03/03                         3,560         3,471
Sprint Capital Corp.
        5.875% due 05/01/04                         2,500         2,338
        6.125% due 11/15/08                           100            79
Swiss Bank Corp. NY
        7.250% due 09/01/06                         1,500         1,703
Tosco Corp.
        7.250% due 01/01/07                         1,500         1,702
Verizon Global Funding Corp.
        6.750% due 12/01/05                           325           353
Virginia Electric and Power Co.
   Series A
        5.750% due 03/31/06                           420           447
Wachovia Corp.
        6.950% due 11/01/04                         4,500         4,907
        6.800% due 06/01/05                         1,500         1,637
Waste Management, Inc.
        7.100% due 08/01/26                         1,175         1,192
Wells Fargo & Co.
   Series MTNH
        6.750% due 10/01/06                           500           559
   Series MTNH
        6.750% due 06/15/07                         1,000         1,128
Wells Fargo Financial, Inc.
        6.125% due 02/15/06                         5,650         6,146
Weyerhaeuser Co.
        5.500% due 03/15/05                           305           317
                                                               --------
                                                                120,713
                                                               --------
Emerging Markets Debt - 0.2%
Brazilian Government International Bond
        2.563% due 04/15/06 (e)                     1,456         1,132
Panama Government International Bond
        8.250% due 04/22/08                           100           101
                                                               --------
                                                                  1,233
                                                               --------

International Debt - 6.7%
Abbey National First Capital BV
     8.200% due 10/15/04                            1,500         1,646
African Development Bank
     9.750% due 12/15/03                            1,720         1,866
ASIF I
     6.250% due 06/02/04                            4,000         4,242
British Telecommunications PLC
     3.121% due 12/15/03 (e)                          200           200
     7.875% due 12/15/05                            1,100         1,225
Deutsche Telekom International
   Finance BV
     8.250% due 06/15/05                            3,550         3,825
European Investment Bank
     5.625% due 02/03/05                            1,300         1,396
   Series DTC
     5.625% due 01/24/06                              575           624
France Telecom
     8.700% due 03/01/06                            1,200         1,283
Hydro Quebec
   Series MTNB
     6.520% due 02/23/06                            1,000         1,112
Inter-American Development Bank
   12.250% due 12/15/08                             1,250         1,821
International Bank for Reconstruction
   & Development
     6.015% due 06/21/04                              375           400
John Hancock Global Funding, Ltd.
     7.500% due 01/31/05                            1,000         1,093
Landesbank Baden-Wuerttemberg
   Girozentrale
     7.875% due 04/15/04                            2,500         2,705
National Bank of Canada
   Series B
     8.125% due 08/15/04                            1,000         1,077
National Westminster Bancorp
     9.375% due 11/15/03                            4,500         4,837
Province of Manitoba
     6.125% due 01/19/04                            2,000         2,087
Province of Ontario
     7.000% due 08/04/05                            1,500         1,674
Province of Quebec
     6.500% due 01/17/06                            1,000         1,104
Telefonica Europe BV
     7.350% due 09/15/05                            2,500         2,707
Tyco International Group SA
     6.375% due 06/15/05                              265           239
Vodafone Group PLC
     7.625% due 02/15/05                            5,000         5,468
                                                               --------
                                                                 42,631
                                                               --------

                                                         Short Term Bond Fund 77

Short Term Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                              Principal         Market
                                                Amount           Value
                                                (000)            (000)
                                                  $                $
-----------------------------------------------------------------------
Mortgage-Backed Securities - 30.8%
Asset Securitization Corp.
   Series 1997-D4 Class A1C
     7.420% due 04/14/29                            2,000        2,186
Bank of America Mortgage Securities
   Series 2002-K Class 2A1
     5.819% due 10/20/32 (E)                          900          949
Bank One Mortgage-Backed
   Pass-Through
   Series 2000-2 Class 4A
     5.846% due 03/15/30                              338          345
Bear Stearns Adjustable Rate
   Mortgage Trust
   Series 2000-1 Class 1A
     7.452% due 12/25/30 (E)                          413          414
   Series 2002-9 Class 2A
     5.440% due 10/25/32                              199          204
Bear Stearns Commercial
   Mortgage Securities
   Series 2001-TOP4 Class A1
     5.060% due 11/15/16                              486          511
   Series 1998-C1 Class A1
     6.340% due 06/16/30                              932        1,010
Bear Stearns Mortgage Securities, Inc.
   Series 1998-1 Class A18
     6.750% due 03/25/28                              500          522
Chase Commercial Mortgage
   Securities Corp.
   Series 1997-2 Class A1
     6.450% due 12/19/29                              544          573
   Series 1999-2 Class A1
     7.032% due 01/15/32                              301          334
Chevy Chase Home Loan Trust
   Series 1996-1 Class A
     7.150% due 05/15/15                            1,243        1,291
Contimortgage Home Equity Trust
   1998-3
   Series 1998-2 Class A7
     6.570% due 03/15/23                            1,000        1,067
Credit Suisse First Boston Mortgage
   Securities Corp.
   Series 2002 P3 Class A
     2.361% due 08/25/33                            1,294        1,294
CS First Boston Mortgage Securities Corp.
   Series 2002-AR27 Class 2A2
     5.769% due 10/25/32                              698          713
Federal Home Loan Mortgage Corp.
     9.000% due 2005                                   18           19
     6.250% due 2007                                    6            6
     5.500% due 2008                                  632          662
     6.500% due 2008                                  726          768
   Series 1993-1645 Class PD
     4.500% due 09/15/08                              599          625
     5.500% due 2009                                1,243        1,302
     6.000% due 2009                                  977        1,029
     6.500% due 2009                                  891          941
     6.000% due 2010                                  801          843
     8.000% due 2010                                  359          375
     6.000% due 2011                                2,430        2,551
     6.000% due 2013                                  750          785
     5.500% due 2014                                  820          854
     7.308% due 2031 (E)                              297          306
   Series 2002-2441 Class KA
     5.750% due 05/15/31                              790          810
Federal National Mortgage Association
     5.500% 15 Year TBA (o)                        18,100       18,659
     6.000% 15 Year TBA (o)                         1,500        1,562
     7.500% 30 Year TBA (o)                           500          529
     7.000% due 2004                                   53           54
     6.852% due 2005                                  364          393
     6.000% due 2008                                  489          515
     6.500% due 2008                                  672          711
     5.500% due 2009                               16,113       16,752
     6.000% due 2010                                1,498        1,578
     6.500% due 2010                                  689          727
     6.000% due 2011                                1,255        1,323
     6.500% due 2011                                  723          763
     6.000% due 2013                                3,240        3,400
   Series 1994-1 Class K
     6.500% due 06/25/13                            1,093        1,153
     6.000% due 2014                                8,411        8,823
     5.500% due 2016                               12,505       12,912
     6.000% due 2016                                5,657        5,899
     5.500% due 2017                               24,494       25,291
     6.000% due 2017                               43,847       45,718
     6.825% due 2018 (E)                              575          596
     5.368% due 2022 (E)                              428          444
     5.251% due 2024 (E)                              906          946
Federal National Mortgage Association
   Grantor Trust
   Series 2002-T6 Class A1
     3.310% due 02/25/32                              684          643
First Republic Mortgage Loan Trust
   Series 2000-FRB1 Class A2
     4.849% due 06/25/30                              357          374
Fleet Mortgage Securities
   Series 2001-1 Class A1
     6.000% due 07/28/29                              318          322
GE Capital Commercial Mortgage Corp.
   Series 2001-2 Class A1
     5.260% due 08/11/33                              873          925
   Series 2001-3 Class A1
     5.560% due 06/10/38                              967        1,030

78 Short Term Bond Fund

Short Term Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                   Principal         Market
                                                     Amount           Value
                                                     (000)            (000)
                                                       $                $
----------------------------------------------------------------------------
Government National Mortgage Association I
     7.250% due 2006                                    373            384
     7.000% due 2007                                     23             24
     6.000% due 2008                                    422            448
     7.000% due 2008                                    409            437
     7.000% due 2009                                    371            397
     7.000% due 2011                                    137            147
     7.000% due 2012                                    201            215
     9.500% due 2017                                      2              3
     7.000% due 2030                                    300            315
Government National Mortgage
   Association II
     6.750% due 2027 (E)                                521            536
     5.000% due 2032 (E)                              1,164          1,194
GSR Mortgage Loan Trust
   Series 2002-9 Class A1A
     2.882% due 10/25/32 (E)                          1,632          1,617
Irwin Home Equity
   Series 2002-1 Class 2A1
     2.120% due 06/25/29 (E)                            276            275
Morgan Stanley Capital I
   Series 1998-WF2 Class A1
     6.340% due 07/15/30                                612            656
Morgan Stanley Dean Witter Capital I
   Series 2002-HE1 Class A2
     2.160% due 07/25/32 (E)                            577            575
   Series 2002-HQ Class A2
     6.090% due 04/15/34                                500            549
Residential Accredit Loans, Inc.
   Series 2001-QS19 Class A1
     6.000% due 12/25/16                                842            887
   Series 2000-QS12 Class A1
     7.750% due 10/25/30                                225            230
Residential Funding Mortgage Sec I
   Series 2002-SA2 Class A1
     5.691% due 09/25/32                                481            490
Residential Funding Mortgage
   Securities II
   Series 2000-HI4 Class AI3
     7.490% due 10/25/13                                961            961
Resolution Trust Corp.
   Series 1995-2 Class C1
     7.450% due 05/25/29                                179            180
Structured Asset Mortgage
   Investments, Inc.
   Series 1998-9 Class 2A2
     6.125% due 11/25/13                                619            642
   Series 2002-AR3 Class A1
     2.151% due 09/19/32 (E)                            299            299
Structured Asset Securities Corp.
   Series 2001-21A Class 1A1
     6.250% due 01/25/32 (E)                          1,597          1,652
The Money Store Home Equity Trust
   Series 1995-B Class A6
     7.500% due 01/15/26                                655            655
Union Planters Mortgage Finance Corp.
   Series 1999-1 Class A1
     6.250% due 04/01/29                                219            223
United Mortgage Securities Corp.
   Series 1994-1 Class A2
     5.024% due 06/25/32                              1,205          1,233
   Series 1993-1 Class AA
     5.738% due 09/25/33                                406            417
Vendee Mortgage Trust
   Series 1994-1 Class 2E
     6.500% due 01/15/17                                364            367
   Series 2000-1 Class 2B
     7.250% due 12/15/20                                908            932
Wachovia Asset Securitization, Inc.
   Series 2002-1 Class 1A1
     6.250% due 10/25/33                                942            971
Washington Mutual
   Series 2000-1 Class A1
     2.120% due 06/25/24 (E)                            377            377
   Series 2001-1 Class A
     4.571% due 01/25/41                                123            125
Washington Mutual Mortgage
   Securities Corp.
   Series 2001-9 Class 1A1
     6.140% due 04/25/28 (E)                            337            340
Washington Mutual MSC Mortgage
   Pass-Through CTFS
   Series 2002-AR1 Class 1A1
     5.790% due 11/25/30 (E)                            705            714
   Series 2002-AR2 Class 2A1
     6.210% due 07/25/32 (E)                            532            546
                                                                 ---------
                                                                   195,344
                                                                 ---------

United States Government
Agencies - 4.3%
Federal Home Loan Bank System
     5.410% due 12/20/04                              1,000          1,006
Federal Home Loan Bank System
   Zero Coupon due 04/27/10                           2,142          2,037
Federal Home Loan Mortgage Corp.
     5.250% due 02/15/04                              6,600          6,905
     3.250% due 11/15/04                              3,550          3,641
     6.875% due 01/15/05                                765            845
     5.250% due 01/15/06                                715            774
     4.250% due 03/22/06                              1,450          1,490
Federal National Mortgage Association
     3.150% due 07/15/04                              1,550          1,567
     3.700% due 08/27/04                              1,100          1,107
     4.450% due 05/03/05                              1,150          1,194
     5.000% due 01/15/07                              3,400          3,668
     5.250% due 03/22/07                              2,225          2,329
Vendee Mortgage Trust
     6.500% due 05/15/08                                873            930
                                                                 ---------
                                                                    27,493
                                                                 ---------

                                                         Short Term Bond Fund 79

Short Term Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                              Principal          Market
                                                Amount            Value
                                                (000)             (000)
                                                  $                 $
--------------------------------------------------------------------------
United States Government
Treasuries - 8.7%
United States Treasury Inflation
  Indexed Bonds
   3.375% due 01/15/07                               456            490
United States Treasury Note
   3.000% due 01/31/04                             1,650          1,682
   3.375% due 04/30/04                             8,300          8,527
   3.250% due 05/31/04                            16,370         16,800
   2.875% due 06/30/04                               350            357
   5.875% due 11/15/04                            10,675         11,565
   6.750% due 05/15/05                             7,325          8,195
   5.750% due 11/15/05                             5,450          6,027
   6.000% due 08/15/09                               505            584
  10.375% due 11/15/09                               900          1,052
                                                               --------
                                                                 55,279
                                                               --------

Total Long-Term Investments
(cost $ 545,947)                                                557,928
                                                               --------

Short-Term Investments - 16.1%
AvalonBay Communities, Inc.
   6.250% due 01/15/03                               500            502
Bundesschatzanweisungen
   4.250% due 03/14/03 EUR                         3,476          3,452
CIT Group, Inc.
   5.625% due 10/15/03                             4,800          4,801
Conoco, Inc.
   2.625% due 04/15/03 (E)                         1,000          1,003
DaimlerChrysler Financial Services
  North America LLC
  Series MTNR
   1.925% due 06/18/03 (E)                           400            398
DaimlerChrysler NA Holding Corp.
   2.596% due 12/16/02 (E)                           300            300
Danske Corp.
   1.750% due 12/19/02 (c)(y)                      6,100          6,086
Duke Realty, LP
   7.300% due 06/30/03                             2,000          2,047
EOP Operating, LP
   6.375% due 02/15/03                             1,500          1,514
Federal National Mortgage Association
  Discount Note
   1.710% due 12/18/02 (c)(y)                      1,000            998
First Chicago Corp.
   6.875% due 06/15/03                             1,000          1,030
Ford Motor Credit Co.
   2.340% due 06/23/03 (E)                           500            489
Frank Russell Investment Company
  Money Market Fund (C)                           50,253         50,253
French Treasury Note
   5.000% due 01/12/03 EUR                         3,476          3,461
General Motors Acceptance Corp.
   8.500% due 01/01/03                             1,500          1,506
   5.800% due 03/12/03                             1,000          1,003
   2.142% due 08/04/03 (E)                         1,200          1,178
Ingersoll-Rand Co.
   5.750% due 02/14/03                             1,500          1,512
Italy Buoni Poliennali Del Tesoro
   4.500% due 01/15/03 EUR                         1,876          1,867
Kellogg Co.
  Series B
   5.500% due 04/01/03                               600            607
Kimco Realty Corp.
   6.500% due 10/01/03                             2,000          2,077
Limestone Electron Trust
   8.625% due 03/15/03                             1,200          1,117
Morgan Stanley
  Series MTNC
   1.930% due 09/19/03 (E)                         1,500          1,500
Province of Manitoba
   6.750% due 03/01/03                             1,000          1,016
Province of Ontario
   7.375% due 01/27/03                             1,000          1,012
Sears Roebuck Acceptance
  Series MTN4
   6.720% due 09/17/03                             2,550          2,559
Spieker Properties, Inc.
   6.950% due 12/15/02                             1,000          1,004
Supervalu, Inc.
   7.800% due 11/15/02                             2,000          2,002
United States Treasury Note
   5.625% due 12/31/02                             1,000          1,007
   5.500% due 01/31/03                             1,000          1,010
   5.500% due 05/31/03                             1,500          1,536
Westpactrust Securities
   1.710% due 12/05/02                             1,900          1,897
                                                               --------

Total Short-Term Investments
(cost $ 101,242)                                                101,744
                                                               --------

Total Investments - 104.1%
(identified cost $ 647,189)                                     659,672

Other Assets and Liabilities,
Net - (4.1%)                                                    (26,067)
                                                               --------
Net Assets - 100.0%                                             633,605
                                                               ========

Forward Foreign Currency Exchange Contracts
-----------------------------------------------------------------------
                                                           Unrealized
                                                          Appreciation
      Amount            Amount                           (Depreciation)
       Sold              Bought        Settlement             (000)
       (000)             (000)            Date                  $
-----------------------------------------------------------------------
EUR         295    USD         289      11/08/02              (3)
                                                         ==============

See accompanying notes which are an integral part of the financial statements.

80 Short Term Bond Fund

Short Term Bond Fund

Statement of Net Assets, continued--October 31, 2002

Interest Rate Swaps
--------------------------------------------------------------------------------
                                                                         Market
    Notional                                                              Value
     Amount                                             Termination       (000)
     (000)         Fund Receives        Fund Pays          Date             $
---------------  -----------------  -----------------  -----------    ---------
USD      11,100  6.000%             Three Month LIBOR   06/17/05          1,187
USD         800  6.000%             Three Month LIBOR   12/18/07             96
USD         600  Three Month LIBOR  6.00%               12/18/12            (72)
                                                                      ---------
Total Market Value of Interest Rate Swaps
  premiums paid (received) - $471                                         1,211
                                                                      =========


                                                         Short Term Bond Fund 81

Diversified Bond Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities. Invests in:
Fixed-income securities.

Strategy: The Fund uses a multi-style, multi-manager strategy and employed three managers with distinct approaches to managing portfolios of intermediate-maturity, investment-grade fixed-income securities.

                                   [GRAPHIC]

Diversified Bond Fund - Class S
---------------------------------------------------
   Periods Ended        Growth of        Total
     10/31/02             $10,000        Return
----------------       ------------     -----------
1 Year                   $ 10,518         5.18%
5 Years                  $ 13,943         6.87%(S)
10 Years                 $ 19,725         7.03%(S)

Diversified Bond Fund - Class E++
---------------------------------------------------
   Periods Ended        Growth of          Total
     10/31/02             $10,000         Return
----------------       -----------      -----------
1 Year                   $ 10,490          4.90%
5 Years                  $ 13,747          6.57%(S)
10 Years                 $ 19,318          6.80%(S)

Diversified Bond Fund - Class C++++
---------------------------------------------------
   Periods Ended        Growth of          Total
     10/31/02             $10,000         Return
----------------       -----------      -----------
1 Year                   $ 10,411          4.11%
5 Years                  $ 13,353          5.95%(S)
10 Years                 $ 18,764          6.49%(S)

Lehman Brothers Aggregate Bond Index
---------------------------------------------------
   Periods Ended         Growth of         Total
     10/31/02              $10,000        Return
----------------       -------------    -----------
1 Year                   $ 10,589          5.89%
5 Years                  $ 14,307          7.43%(S)
10 Years                 $ 20,551          7.47%(S)

Performance Review
For the year ended October 31, 2002, the Diversified Bond Fund Class S, Class E and Class C shares reflected total returns of 5.18%, 4.90%, and 4.11% respectively. This compared to a gain of 5.89% for the Lehman Brothers Aggregate Bond Index. This underperformance was primarily due to the Fund's greater emphasis on investing in higher yielding debt versus its benchmark.

Fixed income markets responded to investors' changing perceptions of the macro-economic environment during this period. From November 2001 to March 2002, rates rose causing credit sectors to outperform in reaction to initial positive economic indicators and statements from Federal Reserve Chairman Alan Greenspan. The latter half of the fiscal year was the opposite, during which rates fell and investors favored ratings quality. This caused non-treasury sectors to underperform relative to equivalent treasuries.

Market and Portfolio Highlights
The past fiscal year was one in which active managers had difficulty outperforming the benchmark Lehman Brothers' Aggregate Bond Index. While moderately underperforming the benchmark, the Fund's managers nevertheless outperformed

82 Diversified Bond Fund

Diversified Bond Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

peers. This environment was hostile for active managers for several reasons: rates were volatile, non-treasury sectors (investment grade corporate bonds, mortgages, asset-backed securities) underperformed - active managers tend to use these sectors as a source of excess return over treasuries; and high numbers of corporate bonds were downgraded as economic growth was uncertain and corporations' ability to service their debt was questioned.

The market was not favorable to the Fund's strategy of overweighting non-treasury sectors. Corporate bonds underperformed during the fiscal period, and the Fund's overweight to this sector resulted in benchmark-relative underperformance. While the portfolio's overweight in the mortgage sector helped reduce the negative impact of its exposure to corporate issues, the outperformance of mortgages was less than the Fund's corporate sector underperformance. The Funds' multi-manager strategy had a positive effect on returns since holdings were more diversified than those of the average single-manager fund, as determined by comparison to other funds with similar investment goals in the industry.

Lincoln Capital outperformed both peers and the Fund's benchmark. This outperformance was achieved primarily during the first half of the fiscal period and was a result of the manager's decision to overweight the corporate bond sector when it declined immediately following the events of September 11, 2001. Lincoln was well positioned to take advantage of the corporate sector's rebound in the months that followed. Lincoln's returns closely matched the benchmark in the latter half of the fiscal year.

PIMCo performed well compared to peers during most of the period. The firm favored treasuries and mortgages, a strategy which was rewarded in the market's flight to quality. Yet, PIMCo underperformed the benchmark mostly due to specific holdings such as El Paso, Sprint, AT&T, and AOL, which performed poorly due to accounting irregularities, credit downgrades and/or investor disfavor due to high balance sheet debt levels.

TimesSquare Capital Management replaced Standish, Ayer & Wood in November 2001. TimesSquare was selected with a mandate to invest in any sector, with a slight bias toward corporate bonds relative to the benchmark. Changes in Standish's staffing, investment process and its investment philosophy made the firm's product less desirable from a structural standpoint.

TimesSquare made positive contributions to performance by using derivatives as a hedge to lengthen the average maturity of the Fund during the last few months of the fiscal period. Since the firm increased exposure to corporate bonds early in the period, this strategy enabled it to continue holding issues it deemed a good value that were not favored by the market at the time.

Top Ten Issuers
(as a percent of Total Investments)                        October 31, 2002

Federal National Mortgage Association                            22.1%
United States Treasury                                           15.0
Federal Home Loan Mortgage Corp.                                  9.6
Government National Mortgage Association                          7.6
General Motors Acceptance Corp.                                   1.2
Small Business Administration                                     0.9
Chase Credit Card Master Trust                                    0.9
Deutsche Bundesrepublik                                           0.7
MBNA Master Credit Card Trust                                     0.6
Fleet Credit Card Master Trust II                                 0.6

Portfolio Characteristics

                                                           October 31, 2002

Weighted Average Quality Diversification                                Aaa
Weighted Average Years-to-Maturity                                4.4 Years
Weighted Average Duration                                         3.9 Years
Current Yield (SEC 30-day standardized)
     Class S                                                            3.6%
     Class E                                                            3.3%
     Class C                                                            2.5%
Number of Issues                                                        979
Number of Issuers                                                       663

Money Managers                                             Styles

Lincoln Capital Management Company                         Enhanced Core
Pacific Investment Management Company, LLC                 Sector Rotation
TimesSquare Capital Management, Inc.                       Sector Rotation

*      Diversified Bond Fund Class S assumes initial investment on November
       1, 1992.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

++ Diversified Bond Fund Class S performance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Diversified Bond Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                        Diversified Bond Fund 83

Diversified Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                       Principal      Market
                                                        Amount         Value
                                                         (000)         (000)
                                                           $             $
----------------------------------------------------------------------------
Long-Term Investments - 109.8%
Asset-Backed Securities - 11.8%
American Express Master Trust
   Series 2001-1 Class A
     1.893% due 09/15/05 (E)                               1,555       1,557
   Series 2002-1 Class A
     1.873% due 12/15/05 (E)                                 910         911
   Series 2002-2 Class A
     1.853% due 05/15/06 (E)                               1,485       1,484
AmeriCredit Automobile Receivables Trust
   Series 2002-A Class A3
     2.000% due 10/12/06 (E)                                 550         550
   Series 2002-EM Class A3B
     2.080% due 03/06/07 (E)                               1,595       1,597
   Series 2002-B Class A4
     4.460% due 04/12/09                                   1,595       1,665
Amortizing Residential Collateral Trust
   Series 2002-BC6 Class A2
     2.180% due 08/25/32 (E)                               2,591       2,590
ARG Funding Corp.
   Series 2002-2A Class A
     3.080% due 02/20/06                                   1,035       1,035
Bear Stearns Home Loan Owner Trust
   Series 2000-11 Class A1
     5.600% due 12/30/32                                     609         611
Bombardier Receivables Master Trust I
   Series 2000-1 Class A
     1.973% due 09/15/05 (E)                               1,250       1,248
Capital Auto Receivables Asset Trust
   Series 2002-4 Class A3
     1.850% due 01/16/06 (E)                               1,060       1,059
   Series 2001-1 Class A5
     1.883% due 07/15/06 (E)                                 735         735
Capital One Master Trust
   Series 2002-3A Class A
     1.920% due 02/15/08 (E)                               2,830       2,830
Cargo Auto Loan Master Trust
   Series 2000-B Class A1
     1.883% due 10/17/05 (E)                               1,305       1,305
Case Equipment Loan Trust
   Series 1999-B Class A4
     6.900% due 06/15/06                                     542         551
Charter Equipment Lease Trust
   Series 1999-1 Class A4
     7.070% due 01/25/06                                     967         990
Chase Credit Card Master Trust
   Series 1997-4 Class A
     1.960% due 08/15/05 (E)                               1,575       1,575
   Series 2002-2 Class A
     1.850% due 07/16/07 (E)                               6,955       6,957
   Series 2002-6 Class A
     1.860% due 01/15/08 (E)                                 500         500
Chase Funding Mortgage Loan
   Asset-Backed Certificates
   Series 2001-4 Class 1A1
     2.050% due 04/25/16 (E)                                 306         306
   Series 2001-3 Class 1A1
     1.990% due 08/25/16 (E)                               1,350       1,350
   Series 2002-1 Class 1A1
     1.970% due 02/25/17 (E)                                 322         322
Chase Manhattan Auto Owner Trust
   Series 2002-B Class A3
     3.580% due 05/15/06                                   2,330       2,387
Chesapeake Funding LLC
   Series 2002-1 Class A1
     2.000% due 06/07/07 (E)                                 835         835
Circuit City Credit Card Master Trust
   Series 2000-1 Class A
     2.033% due 02/15/06 (E)                                 625         625
Citibank Credit Card Issuance Trust
   Series 2001-A6 Class A6
     5.650% due 06/16/08                                   1,050       1,145
CNH Equipment Trust
   Series 2001-A Class A3
     1.973% due 11/15/05 (E)                               1,924       1,923
Conseco Finance Securitizations Corp.
   Series 2001-1 Class A1A
     1.950% due 07/01/32 (E)                                 249         249
   Series 2001-3 Class A1
     1.950% due 05/01/33 (E)                                 353         353
Daimler Chrysler Master Owner Trust
   Series 2002-A Class A
     1.863% due 05/15/07 (E)                               2,860       2,859
Detroit Edison Securitization Funding LLC
   Series 2001-1 Class A3
     5.875% due 03/01/10                                   1,265       1,390
Discover Card Master Trust I
   Series 2002-1 Class A
     1.873% due 07/15/07 (E)                               1,340       1,341
   Series 2000-2 Class A
     1.983% due 09/18/07 (E)                               1,645       1,650
DVI Receivables Corp.
   Series 2002-1 Class A3A
     2.150% due 06/11/10 (E)                                 880         880
Federal Home Loan Mortgage Corp.
   Structured Pass Through Securities
   Series 2002-49 Class AV
     1.964% due 12/25/32 (E)                               1,445       1,434
First Deposit Master Trust
   Series 1996-1 Class A
     1.973% due 08/15/07 (E)                               2,600       2,601
First Franklin Mortgage Loan Asset
   Backed Certificates
   Series 2002-FF1 Class 1A1
     1.960% due 04/25/32 (E)                                 800         800
   Series 2002-FF1 Class 1A2
     3.790% due 04/25/32                                   1,990       2,004
First Franklin NIM Trust
   Series 2002-FF1 Class A
     7.870% due 04/25/32                                     391         391

 84 Diversified Bond Fund

Diversified Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                  Principal         Market
                                                    Amount           Value
                                                    (000)            (000)
                                                      $                $
--------------------------------------------------------------------------------
Fleet Credit Card Master Trust II
   Series 2000-B Class A
     1.913% due 09/15/05 (E)                          820              820
   Series 2001-C Class A
     3.860% due 03/15/07                              825              852
   Series 2002-A Class A
     1.853% due 10/15/07 (E)                        4,540            4,539
Ford Credit Auto Owner Trust
   Series 2001-E Class A3
     1.943% due 03/15/05 (E)                        2,075            2,076
   Series 2002-A Class A3B
     1.923% due 01/15/06 (E)                        1,925            1,926
Ford Credit Floorplan Master Owner Trust
   Series 2001-1 Class A
     1.893% due 07/17/06 (E)                          865              866
Greyhound Funding LLC
   Series 2001-1 Class A1
     2.060% due 09/07/06 (E)                          560              560
Honda Auto Receivables Owner Trust
   Series 2002-2 Class A4
     4.490% due 09/17/07                              760              798
Household Credit Card Master Note Trust I
   Series 2002-1 Class A
     1.960% due 07/15/08 (E)                          760              761
MBNA Credit Card Master Note Trust
   Series 2002-C1 Class C1
     6.800% due 07/15/14                              740              778
MBNA Master Credit Card Trust USA
   Series 1996-E Class A
     1.973% due 10/15/05 (E)                        1,300            1,301
   Series 1998-C Class C
     6.350% due 11/15/05                            1,330            1,361
   Series 2000-C Class A
     1.963% due 07/15/07 (E)                        2,860            2,867
Metris Master Trust
   Series 2002-3A Class A
     2.130% due 05/20/09 (E)                          860              856
MMCA Auto Lease Trust
   Series 2002-A Class A3
     2.147% due 09/15/06                              830              830
MMCA Automobile Trust
   Series 2001-1 Class A3
     1.983% due 05/15/05 (E)                          735              736
   Series 2000-2 Class A4
     6.860% due 06/15/05                            1,245            1,307
   Series 2001-2 Class A3
     1.983% due 09/15/05 (E)                          135              135
National City Auto Receivables Trust
   Series 2002-A Class A4
     4.830% due 08/15/09                            1,965            2,069
Nelnet Student Loan Trust
   Series 2002-2 Class A2
     1.797% due 06/25/11 (E)                        1,200            1,200
NPF XII, Inc.
   Series 2002-1A Class A
     2.470% due 05/02/05                            1,825            1,825
Rental Car Finance Corp.
   Series 2002-1A Class A
     2.090% due 08/25/06                              880              883
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ1 Class A1
     2.020% due 08/25/20 (E)                          567              567
   Series 2002-RS2 Class AI1
     1.990% due 04/25/21 (E)                          509              508
   Series 2002-RZ2 Class A1
     1.970% due 11/25/21 (E)                          589              589
   Series 2002-RS5 Class AII
     2.180% due 09/25/32 (E)                          896              897
Ryder Vehicle Lease Trust
   Series 2001-A Class A3
     5.520% due 05/16/05                              300              304
Sears Credit Account Master Trust
   Series 2002-1 Class A
     1.903% due 02/18/09 (E)                        2,820            2,819
SLM Student Loan Trust
   Series 1998-2 Class A1
     2.258% due 04/25/07 (E)                          827              829
Superior Wholesale Inventory
   Financing Trust
   Series 2001-A7 Class A
     1.893% due 03/15/06 (E)                        1,735            1,736
   Series 2000-A Class A
     1.905% due 04/15/07 (E)                        1,455            1,457
Systems 2001 AT LLC
     7.156% due 12/15/11                              256              276
Toyota Auto Receivables Owner Trust
   Series 2001-A Class A4
     1.913% due 09/17/07 (E)                        1,000            1,001
   Series 2002-C Class A4
     1.840% due 05/15/09 (E)                          880              873
United AirLines, Inc.
     7.730% due 07/01/10                              455              324
Wal-Mart Stores, Inc.
     8.800% due 12/30/14                              315              380
WFS Financial Owner Trust
   Series 2002-2 Class A3
     3.810% due 02/20/07                            1,095            1,125
World Financial Network Credit Card
   Master Trust
   Series 2001-A Class A
     2.043% due 06/16/08 (E)                        1,075            1,075
                                                                  --------
                                                                    98,701
                                                                  --------

Corporate Bonds and Notes - 18.9%
Abbott Laboratories
     5.125% due 07/01/04                            1,010            1,062
Ahold Finance USA, Inc.
     6.250% due 05/01/09                              860              839
Alabama Power Co.
   Series N
     4.875% due 09/01/04                              540              560

                                                        Diversified Bond Fund 85

Diversified Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                Principal           Market
                                                 Amount             Value
                                                 (000)              (000)
                                                   $                  $
--------------------------------------------------------------------------------
Alcoa, Inc.
     7.375% due 08/01/10                              740              861
Allegiance Corp.
     7.000% due 10/15/26                              130              142
Amerada Hess Corp.
     7.875% due 10/01/29                              515              573
American Electric Power Co., Inc.
   Series A
     6.125% due 05/15/06                              685              647
American General Finance Corp.
   Series MTNG
     5.375% due 10/01/12                              850              841
Anadarko Finance Co.
   Series B
     7.500% due 05/01/31                              700              799
AOL Time Warner, Inc.
     5.625% due 05/01/05                              610              601
     6.750% due 04/15/11                              515              505
     7.625% due 04/15/31                            1,715            1,563
Archer-Daniels-Midland Co.
     8.375% due 04/15/17                              665              849
Associates Corp. Of North America
     5.750% due 11/01/03                            3,000            3,102
     5.500% due 02/15/04                              675              705
AT&T Corp.
     5.360% due 11/21/03                     EUR    1,600            1,545
     6.500% due 03/15/29                              915              787
     8.625% due 12/01/31                              220              206
AT&T Corp. Step Up Bond
     8.000% due 11/15/31                               85               81
AT&T Wireless Services, Inc.
     8.125% due 05/01/12                            2,035            1,760
     8.750% due 03/01/31                              775              605
BAE Systems Holdings, Inc.
     6.400% due 12/15/11                              700              724
Bank of America Corp.
     7.750% due 08/15/04                              450              491
     7.800% due 02/15/10                              160              188
Bank of New York Co., Inc. (The)
     6.500% due 12/01/03                              195              204
Bank One Corp.
     5.250% due 01/30/13                            1,220            1,238
BankBoston Corp.
   Series B
     8.250% due 12/15/26                              180              182
Barnett Banks, Inc.
     6.900% due 09/01/05                              405              447
Bell Telephone Co. Of Pennsylvania
     8.350% due 12/15/30                              355              387
BellSouth Corp.
     6.875% due 10/15/31                              830              890
Beneficial Corp.
     8.400% due 05/15/08                            1,235            1,214
Boeing Capital Corp.
     7.100% due 09/27/05                              230              248
     5.800% due 01/15/13                              175              170
Boeing Co. (The)
     8.750% due 08/15/21                              550              645
Bristol-Myers Squibb Co.
     5.750% due 10/01/11                              330              351
Burlington Northern Santa Fe Corp.
     6.875% due 12/01/27                              265              275
Campbell Soup Co.
     5.875% due 10/01/08                              160              174
     6.750% due 02/15/11                              150              167
     8.875% due 05/01/21                              420              544
Carolina Power & Light Co.
     6.875% due 08/15/23                              410              409
CarrAmerica Realty Corp.
     7.125% due 01/15/12                              515              554
Caterpillar Financial Services Corp.
   Series MTND
     9.500% due 02/06/07                              420              508
Champion International Corp.
     6.400% due 02/15/26                              460              498
Chase Manhattan Corp./Pre Chemical Bank
     6.500% due 08/01/05                              300              319
Chesapeake & Potomac Telephone
     8.375% due 10/01/29                              230              256
Cincinnati Gas & Electric
     5.700% due 09/15/12                              170              171
CIT Group
     6.875% due 11/01/09                               75               74
CIT Group, Inc.
     5.625% due 05/17/04                            2,535            2,537
     5.750% due 09/25/07                               40               39
CitiFinancial
     7.875% due 07/15/04                              805              876
     6.500% due 06/01/05                              540              584
     8.700% due 06/15/10                              380              460
Citigroup, Inc.
     7.250% due 10/01/10                              405              458
     5.625% due 08/27/12                            1,515            1,560
     6.875% due 02/15/98 ((p))                        790              801
Clear Channel Communications, Inc.
     6.000% due 11/01/06                              135              139
Coca-Cola Enterprises, Inc.
     7.000% due 10/01/26                              675              762
     6.750% due 01/15/38                              250              266
Comcast Cable Communications
     8.375% due 05/01/07                            1,245            1,270
Conagra Foods, Inc.
     7.875% due 09/15/10                              500              602
Conoco, Inc.
     6.950% due 04/15/29                              800              870
Consolidated Edison Co. of New York
   Series 98-A
     6.250% due 02/01/08                              795              881
     8.125% due 05/01/10                              395              478
Constellation Energy Group, Inc.
     6.125% due 09/01/09                              235              224

 86  Diversified Bond Fund

Diversified Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                Principal           Market
                                                  Amount             Value
                                                  (000)              (000)
                                                    $                  $
--------------------------------------------------------------------------------
Countrywide Home Loans, Inc.
   Series MTNJ
     5.250% due 06/15/04                              500              516
   Series MTNK
     5.500% due 02/01/07                              110              115
   Series MTNH
     6.250% due 04/15/09                              500              529
COX Communications, Inc.
     6.750% due 03/15/11                              285              288
Credit Suisse First Boston USA, Inc.
     5.875% due 08/01/06                              720              749
CRH America, Inc.
     6.950% due 03/15/12                              470              525
CSX Corp.
     6.750% due 03/15/11                              915            1,010
CVS Corp.
     5.625% due 03/15/06                              770              820
DaimlerChrysler NA Holding Corp.
     6.400% due 05/15/06                              710              755
     7.300% due 01/15/12                              955            1,036
Deere & Co.
     8.100% due 05/15/30                              450              562
Detroit Edison Co.
     6.125% due 10/01/10                              170              182
     6.350% due 10/15/32                               95               95
Devon Financing Corp. ULC
     7.875% due 09/30/31                              500              574
Dow Chemical Co. (The)
     7.375% due 11/01/29                              775              736
DTE Energy Co.
     6.450% due 06/01/06                              265              283
Duke Energy Field Services LLC
     7.500% due 08/16/05                              500              505
Duke Realty, LP
     5.875% due 08/15/12                              405              403
Eastman Chemical Co.
     7.000% due 04/15/12                              160              177
EL Paso Corp.
     6.950% due 12/15/07                            1,600            1,088
     7.000% due 05/15/11                               45               29
     8.050% due 10/15/30                              600              366
     7.750% due 01/15/32                            1,100              682
Eli Lilly & Co.
     6.770% due 01/01/36                              500              532
EOP Operating, LP
     7.000% due 07/15/11                              500              537
Exelon Corp.
     6.750% due 05/01/11                              500              535
FedEx Corp.
     6.875% due 02/15/06                              305              336
     7.600% due 07/01/97 ((p))                        135              137
Fifth Third Bank Michigan
     7.750% due 08/15/10                              330              368
Fifth Third Capital Trust I
   Series A
     8.136% due 03/15/27                              615              669
First Bank National Assn
     5.700% due 12/15/08                              270              292
First Union Capital Markets Corp.
     7.935% due 01/15/27                              115              122
First Union Institutional Capital I
     8.040% due 12/01/26                              225              237
First Union National Bank
   Series BKNT
     7.125% due 10/15/06                              500              567
FirstEnergy Corp.
   Series C
     7.375% due 11/15/31                            2,585            2,246
FleetBoston Financial Corp.
     8.125% due 07/01/04                              595              640
     7.250% due 09/15/05                              300              328
Florida Power & Light Co.
     6.875% due 12/01/05                            3,000            3,287
Ford Motor Co.
     6.375% due 02/01/29                               90               62
     7.450% due 07/16/31                              745              569
     8.900% due 01/15/32                              475              417
Ford Motor Credit Co.
     6.750% due 05/15/05                              350              333
     6.875% due 02/01/06                            2,380            2,228
     7.375% due 10/28/09                            1,085              982
     7.375% due 02/01/11                              860              769
Fortune Brands, Inc.
     7.875% due 01/15/23                              380              443
Foster's Finance Corp.
     6.875% due 06/15/11                              260              294
FPL Group Capital, Inc.
     6.125% due 05/15/07                              510              533
GE Global Insurance Holdings Corp.
     6.450% due 03/01/19                              650              630
General Electric Capital Corp.
   Series MTNA
     6.800% due 11/01/05                              625              690
     8.300% due 09/20/09                              235              277
   Series MTNA
     5.875% due 02/15/12                              280              295
   Series MTNA
     6.000% due 06/15/12                              685              729
   Series MTNA
     6.750% due 03/15/32                              515              538
General Motors Acceptance Corp.
     2.270% due 07/20/04 (E)                        3,300            3,123
     2.178% due 07/30/04 (E)                          800              756
     6.750% due 01/15/06                              440              439
     6.125% due 09/15/06                              975              950
     7.250% due 03/02/11                            2,310            2,178
     6.875% due 09/15/11                              925              845
     7.000% due 02/01/12                              175              160
     8.000% due 11/01/31                            3,420            3,026

                                                        Diversified Bond Fund 87

Diversified Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                   Principal         Market
                                                    Amount           Value
                                                     (000)           (000)
                                                       $               $
--------------------------------------------------------------------------------
Golden West Financial Corp.
     4.125% due 08/15/07                               220             225
     4.750% due 10/01/12                               200             198
Goldman Sachs Group, Inc.
     7.350% due 10/01/09                               725             812
     6.875% due 01/15/11                               525             581
     6.600% due 01/15/12                               355             387
Grand Metropolitan Invt Corp.
     7.450% due 04/15/35                               300             356
GTE California, Inc.
   Series F
     6.750% due 05/15/27                               550             510
Hartford Financial Services Group, Inc.
     6.375% due 11/01/08                               750             810
Hertz Corp.
     9.000% due 11/01/09                               230             215
HJ Heinz Co.
     6.375% due 07/15/28                                25              26
HJ Heinz Finance Co.
     6.750% due 03/15/32                               220             238
Household Finance Corp.
     7.200% due 07/15/06                               370             340
     5.750% due 01/30/07                               240             215
     6.375% due 10/15/11                               225             193
     7.000% due 05/15/12                               955             851
HSBC USA, Inc.
     6.625% due 03/01/09                               540             596
ING Capital Funding Trust III
     8.439% due 12/29/49 ((p))                         850             967
International Lease Finance Corp.
     6.375% due 03/15/09                               215             218
International Paper Co.
     5.850% due 10/30/12                                65              66
ITT Industries, Inc.
     7.400% due 11/15/25                               500             516
John Deere Capital Corp.
     7.000% due 03/15/12                               270             314
JP Morgan Chase & Co.
     5.350% due 03/01/07                               185             195
JPM Capital Trust I
     7.540% due 01/15/27                               225             222
Kellogg Co.
   Series B
     7.450% due 04/01/31                               290             340
Keycorp
     8.000% due 07/01/04                               150             163
     7.500% due 06/15/06                               750             842
KeySpan Corp.
     7.625% due 11/15/10                               500             580
KFW International Finance
   Series DTC
     3.750% due 10/01/04                               810             833
Kohl's Corp.
     6.300% due 03/01/11                               505             552
Kroger Co.
     6.750% due 04/15/12                             1,000           1,084
     7.500% due 04/01/31                               280             296
Legg Mason, Inc.
     6.750% due 07/02/08                               245             270
Lehman Brothers Holdings, Inc.
     7.750% due 01/15/05                             1,300           1,417
     6.625% due 01/18/12                               310             325
Liberty Property-LP
     8.500% due 08/01/10                               425             498
Lincoln National Corp.
     7.250% due 05/15/05                               450             488
     6.500% due 03/15/08                               200             214
Lockheed Martin Corp.
     8.500% due 12/01/29                               620             786
Loral Corp.
     7.000% due 09/15/23                               675             715
Lowe's Cos., Inc.
     6.875% due 02/15/28                               680             706
Manufacturers & Traders Trust Co.
     7.000% due 07/01/05                               435             473
     8.000% due 10/01/10                               145             170
Marathon Oil Corp.
     6.800% due 03/15/32                               335             333
Marshall & Isley Bank
     5.250% due 09/04/12                               110             114
Masco Corp.
     6.750% due 03/15/06                               330             360
MeadWestvaco Corp.
     6.850% due 04/01/12                               375             397
Mercantile BanCorp.
     7.050% due 06/15/04                               825             887
Morgan (J.P.) & Co., Inc.
   Series A
     6.000% due 01/15/09                               235             246
Morgan Stanley
     6.100% due 04/15/06                             1,265           1,338
     6.750% due 04/15/11                               335             364
Nabisco, Inc.
     6.375% due 02/01/05                               480             520
Natexis Ambs Co. LLC
     8.440% due 12/29/49                               270             315
National City Corp.
     6.875% due 05/15/19                               575             614
National Rural Utilities Cooperative Finance
     5.750% due 08/28/09                               735             745
NB Capital Trust IV
     8.250% due 04/15/27                               175             190
New England Telephone & Telegraph
     7.875% due 11/15/29                               235             245
News America Holdings
     7.750% due 01/20/24                               620             564
     8.150% due 10/17/36                               360             334
     7.750% due 12/01/45 ((p))                         325             279

88  Diversified Bond Fund

Diversified Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                     Principal          Market
                                                       Amount           Value
                                                       (000)            (000)
                                                         $                $
--------------------------------------------------------------------------------
Nisource Finance Corp.
     7.875% due 11/15/10                                330               322
Norfolk Southern Corp.
     6.200% due 04/15/09                                900               953
     7.050% due 05/01/37                              1,055             1,149
North Fork BanCorp., Inc.
     5.875% due 08/15/12                                290               307
Northern States Power Co.
     8.000% due 08/28/12                                830               887
Nynex Capital Funding Co.
   Series MTNB
     8.750% due 12/01/04                                450               497
Nynex Corp.
     9.550% due 05/01/10                                233               258
Occidental Petroleum Corp.
     9.250% due 08/01/19                                205               257
Ocean Energy, Inc.
   Series B
     7.625% due 07/01/05                                355               390
Pemex Project Funding Master Trust
     9.125% due 10/13/10                                 85                93
Petroleos Mexicanos
     9.500% due 09/15/27                                120               126
Philip Morris Cos., Inc.
     6.950% due 06/01/06                                295               323
     7.200% due 02/01/07                              1,000             1,110
     7.650% due 07/01/08                                310               352
PNC Funding Corp.
     7.500% due 11/01/09                                620               683
Procter & Gamble - Esop
   Series A
     9.360% due 01/01/21                                 90               122
Progress Energy, Inc.
     6.750% due 03/01/06                                105               108
     7.750% due 03/01/31                                170               166
     7.000% due 10/30/31                                 70                62
Progressive Corp. (The)
     6.375% due 01/15/12                                955             1,010
Prudential Funding LLC
     6.600% due 05/15/08                                170               182
Raytheon Co.
     6.300% due 03/15/05                                880               920
Republic Services, Inc.
     6.750% due 08/15/11                                360               389
Resolution Funding Corp.
   Series A
     8.875% due 07/15/20                              1,855             2,603
   Series A
     8.625% due 01/15/21                                715               964
   Series A
     8.625% due 01/15/30                                390               573
Safeway, Inc.
     6.150% due 03/01/06                                765               830
     5.800% due 08/15/12                                140               147
     7.250% due 02/01/31                                105               115
Sara Lee Corp.
     6.125% due 11/01/32                                410               418
SBC Communications, Inc.
     6.250% due 03/15/11                              1,010             1,109
Sears Roebuck Acceptance
     7.000% due 06/15/07                                245               243
     7.000% due 02/01/11                                525               500
     1.980% due 06/01/32                                 70                58
Signet Banking Corp.
   Series BKNT
     7.800% due 09/15/06                                255               291
Spieker Properties, Inc.
     6.900% due 01/15/04                                500               523
Sprint Capital Corp.
     7.125% due 01/30/06                                775               659
     6.125% due 11/15/08                              1,005               789
     6.875% due 11/15/28                              2,240             1,478
     8.750% due 03/15/32                                600               456
Stilwell Financial, Inc.
     7.000% due 11/01/06                                475               474
SunTrust Banks, Inc.
     6.250% due 06/01/08                                150               168
     6.000% due 02/15/26                                500               539
Supervalu, Inc.
     7.500% due 05/15/12                                150               151
Target Corp.
     5.950% due 05/15/06                                535               575
TCI Communications, Inc.
     8.000% due 08/01/05                                585               585
Tele-Communications, Inc.
     7.875% due 08/01/13                                400               403
Tenet Healthcare Corp.
     6.375% due 12/01/11                                800               847
Texaco Capital, Inc.
     9.750% due 03/15/20                                440               616
     8.875% due 09/01/21                                220               288
Time Warner, Inc.
     7.975% due 08/15/04                                300               311
     6.875% due 06/15/18                                950               852
Toys R US, Inc.
     7.625% due 08/01/11                                120               103
TXU Corp.
   Series J
     6.375% due 06/15/06                                510               431
UBS Preferred Funding Trust I
     8.622% due 10/29/49 ((p))                          505               594
Union Oil Co. Of California
   Series MTNB
     9.400% due 02/15/11                                470               601
Union Pacific Corp.
     7.600% due 05/01/05                                570               629
     5.750% due 10/15/07                                535               577
     6.125% due 01/15/12                                240               259
United Technologies Corp.
     8.750% due 03/01/21                                380               505

                                                        Diversified Bond Fund 89

Diversified Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                    Principal           Market
                                                      Amount            Value
                                                      (000)             (000)
                                                        $                  $
--------------------------------------------------------------------------------
Unitrin, Inc.
     5.750% due 07/01/07                                915               959
US Bancorp/First Bank
     8.000% due 07/02/04                                700               765
US Bank National Association
   Series BKNT
     5.625% due 11/30/05                                500               539
Valero Energy Corp.
     6.875% due 04/15/12                                 65                64
Verizon Florida, Inc.
     6.125% due 01/15/13                                150               154
Verizon Global Funding Corp.
     7.750% due 12/01/30                                350               375
Verizon Wireless Capital LLC
     5.375% due 12/15/06                                555               544
Viacom, Inc.
     7.700% due 07/30/10                                710               829
Vornado Realty Trust
     5.625% due 06/15/07                                410               420
Wachovia Corp.
     6.800% due 06/01/05                                305               333
     7.550% due 08/18/05                                200               225
     7.500% due 07/15/06                                175               200
     6.550% due 10/15/35                                275               298
Wal-Mart Stores, Inc.
     7.500% due 05/15/04                                300               325
Walt Disney Co.
     6.375% due 03/01/12                                470               499
Washington Mutual Financial Corp.
     6.875% due 05/15/11                              1,010             1,112
Wells Fargo
     6.875% due 04/01/06                                500               560
     7.125% due 08/15/06                                200               227
Wells Fargo & Co.
   Series MTNH
     6.750% due 06/15/07                                300               338
Wells Fargo Financial, Inc.
     6.000% due 02/01/04                                600               628
Westvaco Corp.
     9.750% due 06/15/20                                115               141
Weyerhaeuser Co.
     6.000% due 08/01/06                                525               551
Wyeth
     7.900% due 02/15/05                              1,310             1,441
Zions BanCorp.
     6.500% due 10/15/11                                240               253
                                                                   ----------
                                                                      158,250
                                                                   ----------
International Debt - 6.0%
Abbey National PLC Step Up Bond
     6.700% due 06/29/49 ((p))                        1,700             1,840
ACE, Ltd.
     6.000% due 04/01/07                                375               395
African Development Bank
     9.750% due 12/15/03                                325               353
     6.750% due 10/01/04                                300               325
     6.875% due 10/15/15                              1,245             1,450
     8.800% due 09/01/19                                295               385
Amvescap PLC
     6.600% due 05/15/05                                985             1,071
Asian Development Bank
     6.250% due 10/24/05                                315               347
AXA
     8.600% due 12/15/30                              1,165             1,182
British Telecommunications PLC
     7.875% due 12/15/05                                700               780
     8.875% due 12/15/30                              1,370             1,649
Burlington Resources Finance Co.
     6.680% due 02/15/11                                760               847
Canadian National Railway Co.
     6.800% due 07/15/18                                450               479
Conoco Funding Co.
     6.350% due 10/15/11                              1,760             1,937
Corp Andina de Fomento CAF
     6.875% due 03/15/12                                700               701
Den Norske Bank ASA
     7.729% due 06/29/49 ((p))                          535               594
Deutsche Telekom International Finance BV
     8.250% due 06/15/05                              1,000             1,077
     8.750% due 06/15/30                              2,355             2,548
     9.250% due 06/01/32                                110               130
Diageo Capital PLC
     6.125% due 08/15/05                                600               656
France Telecom
     8.700% due 03/01/06                              1,215             1,299
     9.250% due 03/01/11                                815               891
Holmes Financing PLC
   Series 2001-3 Class 2A
     1.935% due 01/15/07 (E)                          1,405             1,404
   Series 2002-6 Class 2A
     1.797% due 04/15/08 (E)                          3,000             3,000
Hydro Quebec
   Series GH
     8.250% due 04/15/26                                505               657
Inter-American Development Bank
     6.950% due 08/01/26                                155               185
International Bank for Reconstruction
   & Development
     4.750% due 04/30/04                              1,605             1,677
Italy Government International Bond
     6.875% due 09/27/23                                150               172
Korea Development Bank
     7.375% due 09/17/04                                500               538
Mexico Government International Bond
     8.375% due 01/14/11                              2,220             2,412
     8.125% due 12/30/19                                525               525
     8.300% due 08/15/31                                305               303
National Westminster Bank PLC
     7.375% due 10/01/09                                550               640

90 Diversified Bond Fund

Diversified Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                  Principal          Market
                                                     Amount           Value
                                                      (000)           (000)
                                                        $               $
---------------------------------------------------------------------------
National Westminster Bank PLC
   Step Up Bond
     7.750% due 04/29/49 ((p))                         800              907
New Brunswick Province of
     9.750% due 05/15/20                               190              277
Nexfor, Inc.
     6.875% due 11/15/05                               250              255
Nova Scotia Province of
     9.125% due 05/01/21                               690              962
Pearson PLC
     7.000% due 06/15/11                               110              122
Pemex Finance, Ltd.
     6.125% due 11/15/03                             1,000            1,034
Permanent Financing PLC
   Series 2002-1 Class 2A
     4.200% due 06/10/07                             3,245            3,361
Province of Manitoba
     8.800% due 01/15/20                               200              271
     9.250% due 04/01/20                               200              282
Province of Newfoundland
    10.000% due 12/01/20                                90              134
Province of Quebec
     7.500% due 07/15/23                               965            1,161
     7.125% due 02/09/24                               985            1,145
Province of Saskatchewan/Canada
     8.000% due 07/15/04                             1,045            1,143
     7.375% due 07/15/13                               500              618
Royal Bank of Scotland Group PLC
     7.648% due 08/31/49 ((p))                         190              208
Royal KPN NV
     8.000% due 10/01/10                             1,150            1,284
Santander Central Hispano Issuances, Ltd.
     7.625% due 09/14/10                                75               80
Santander Financial Issuances
     6.800% due 07/15/05                                90               94
     6.375% due 02/15/11                               120              114
Sappi Papier Holding AG

     6.750% due 06/15/12                               395              425
Skandinaviska Enskilda Banken SEB
     6.875% due 02/15/09                               225              249
Standard Chartered Bank
     8.000% due 05/30/31                               370              385
Stora Enso Oyj
     7.375% due 05/15/11                               385              437
Telefonica Europe BV
     8.250% due 09/15/30                               725              815
TPSA Finance BV
     7.750% due 12/10/08                               150              141
Vodafone Group PLC
     7.750% due 02/15/10                               730              834
XL Capital Europe PLC
     6.500% due 01/15/12                               720              741
                                                                  ---------
                                                                     49,928
                                                                  ---------
Mortgage-Backed Securities - 44.0%
Asset Backed Funding Corp. NIM Trust
   Series 2002-NC1 Class N1
     8.840% due 08/25/32                               319              318
Bank of America Mortgage Securities
   Series 2001-1 Class A22
     7.250% due 02/25/31                             1,719            1,723
Bear Stearns Asset Backed Securities, Inc.
   Series 2002-AC3 Class A1
     1.980% due 06/25/32 (E)                           165              165
   Series 2002-1 Class 1A1
     2.030% due 12/25/34 (E)                           548              548
CDC Mortgage Capital Trust
   Series 2002-HE2 Class A
     2.120% due 01/25/33 (E)                         1,163            1,159
Chase Funding Loan Acquisition Trust
   Series 2001-C2 Class IA1
     1.950% due 08/25/14 (E)                             4                4
   Series 2002-C1 Class IA1
     1.970% due 01/25/19 (E)                           974              973
Countrywide Asset-Backed Certificates
   Series 2000-2 Class AV1
     2.060% due 06/25/31 (E)                           401              401
Credit Suisse First Boston Mortgage
   Series 2002 CKS4
     2.300% due 11/15/36                            11,555            1,046
CS First Boston Mortgage Securities Corp.
   Series 2002-10 Class 2A1
     7.500% due 05/25/32                               574              604
   Series 2002-18 Class 1AIO
     7.500% due 06/25/32                               900              126
Federal Home Loan Mortgage Corp.
     5.500% 15 Year TBA (d)                            600              614
     6.000% 15 Year Gold TBA (d)                       125              130
     6.000% 30 Year Gold TBA (d)                     8,050            8,239
     6.500% 30 Year Gold TBA (d)                    16,165           16,756
     7.000% 30 Year Gold TBA (d)                    13,050           13,625
     6.750% due 2007                                    47               49
     7.000% due 2008                                   141              149
     8.000% due 2008                                    26               27
     8.500% due 2008                                    27               28
     6.500% due 2009                                   504              532
     8.000% due 2009                                    48               51
     6.500% due 2010                                    35               37
     7.000% due 2010                                    75               79
     8.000% due 2010                                     7                7
     6.000% due 2011                                 1,687            1,772
     7.000% due 2011                                    34               36
     8.000% due 2011                                    97              104
     6.000% due 2012                                    34               36
     8.000% due 2012                                    55               59
     7.000% due 2014                                   353              374

                                                        Diversified Bond Fund 91

Diversified Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                          Principal     Market
                                            Amount       Value
                                             (000)       (000)
                                               $           $
--------------------------------------------------------------
    12.000% due 2014                           36          41
    12.000% due 2015                           33          38
     9.000% due 2016                          167         185
    12.500% due 2016                           21          25
     6.000% due 2017                        5,292       5,512
     8.000% due 2017                          138         148
     9.000% due 2017                            1           2
     9.000% due 2018                          339         385
     9.000% due 2020                          130         141
   Series 1991-1053 Class G
     7.000% due 03/15/21                      283         295
     9.000% due 2022                           45          50
     6.500% due 2024                          321         336
     9.000% due 2024                          219         242
     6.500% due 2025                          239         248
     8.500% due 2025                          148         159
     9.000% due 2025                           60          66
     9.000% due 2026                            3           3
     8.500% due 2027                          602         646
     6.500% due 2028                        1,567       1,627
     6.000% due 2029                        2,682       2,771
     6.500% due 2029                        1,926       1,999
     7.835% due 2030 (E)                       76          78
     7.500% due 2031                          339         358
     7.500% due 2032                        1,032       1,091
Federal Home Loan Mortgage Corp.
   Structured Pass Through Securities
   Series 2000-23 Class A
     1.970% due 05/25/30 (E)                4,015       4,018
   Series 2001-34 Class A1V
     1.950% due 07/25/31 (E)                1,609       1,609
   Series 2001-35 Class A
     1.970% due 09/25/31 (E)                1,177       1,178
Federal National Mortgage Association
     5.500% 15 Year TBA (d)                13,531      13,791
     5.500% 30 Year TBA (d)                 5,309       5,313
     6.000% 15 Year TBA (d)                47,325      49,031
     6.000% 30 Year TBA (d)                 3,500       3,569
     6.500% 30 Year TBA (d)                 6,565       6,789
     6.500% 15 Year TBA (d)                 8,125       8,526
     7.000% 15 Year TBA (d)                21,905      22,880
     7.500% 30 Year TBA (d)                 4,800       5,075
     8.000% 30 Year TBA (d)                 1,615       1,727
     6.500% due 2004                            4           4
     8.000% due 2004                            3           3
     9.500% due 2005                           15          16
     9.500% due 2006                           20          21
     7.000% due 2007                           27          29
     7.200% due 2007                          943       1,073
     7.000% due 2008                          109         115
Series 1993-134 Class H
     6.500% due 08/25/08                    1,385       1,537
     7.000% due 2009                          177         188
     8.000% due 2010                           15          16
    10.500% due 2010                            5           5
     6.009% due 2011                        2,224       2,437
     7.000% due 2011                           72          76
     8.000% due 2011                           17          18
     6.500% due 2012                          151         159
     7.000% due 2012                           27          28
     6.500% due 2013                           35          37
     7.000% due 2015                           85          90
     6.000% due 2016                          520         542
     9.000% due 2016                            4           5
     5.500% due 2017                        1,600       1,652
     6.000% due 2017                        3,039       3,169
     8.000% due 2017                          186         201
     8.500% due 2017                           21          23
     9.000% due 2017                          167         184
     8.000% due 2020                           10          11
Series 1992-10 Class ZD
     8.000% due 11/25/21                    2,397       2,729
     7.500% due 2022                          470         502
     7.000% due 2023                          730         769
     7.500% due 2023                            9           9
Series 1993-208 Class SA
     0.450% due 02/25/23 (E)                8,922          67
     6.500% due 2024                        1,655       1,730
     7.500% due 2024                          215         229
     8.000% due 2024                          605         653
     6.500% due 2025                          187         195
     7.000% due 2025                          119         125
     7.500% due 2025                           84          90
     8.500% due 2025                           55          59
     7.000% due 2026                           35          37
     9.000% due 2026                           88          96
     7.500% due 2027                           28          29
Series 1997-81 Class PC
     5.000% due 04/18/27                      944         961
     6.000% due 2028                          566         584
     6.500% due 2028                        6,706       6,959
     7.500% due 2028                           70          75
     5.500% due 2029                        1,707       1,732
     6.000% due 2029                        1,760       1,816
     6.500% due 2029                       11,907      12,353
     6.500% due 2030                           36          37
     6.500% due 2031                        1,783       1,849
     7.500% due 2031                        1,406       1,487
     6.000% due 2032                          323         332
     7.000% due 2032                       10,000      10,450
     7.500% due 2032                        1,646       1,741
Series 2002-55 Class Z
     5.500% due 09/25/32                    1,000         946

92 Diversified Bond Fund

Diversified Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                   Principal     Market
                                                     Amount       Value
                                                      (000)       (000)
                                                        $           $
------------------------------------------------------------------------
Federal National Mortgage Association
   Grantor Trust
   Series 2001-T6 Class B
     6.088% due 05/25/11                              1,530        1,703
   Series 2001-T13 Class A1
     1.990% due 03/25/32 (E)                          1,579        1,581
   Series 2002-T5 Class A1
     1.950% due 05/25/32 (E)                          3,704        3,705
   Series 2002-T7 Class A1
     1.940% due 07/25/32 (E)                          2,063        2,064
   Series 2002-T13 Class A1
     1.930% due 08/25/32 (E)                            241          241
Federal National Mortgage Association
   Whole Loan
   Series 2002-W3 Class A2
     5.500% due 10/25/21                              2,045        2,117
   Series 2001-W4 Class AF1
     1.940% due 06/25/25 (E)                            823          823
   Series 2002-W2 Class AV1
     1.960% due 06/25/32 (E)                          2,972        2,972
   Series 2002-W11 Class AV1
     2.000% due 11/25/32 (E)                          3,626        3,618
   Series 2002-W1 Class 2AIO
     0.640% due 04/25/42                             11,743          244
   Series 2002-W6 Class 2AIO
     0.412% due 06/25/42                             10,561          159
Federal National Mortgage Association-Aces
   Series 1999-M4 Class A
     7.267% due 12/25/09                                881          918
   Series 1998-M4 Class B
     6.424% due 12/25/23                                881          921
First Union Commercial Mortgage
   Securities, Inc.
   Series 1997-C2 Class A3
     6.650% due 11/18/29                                455          511
First Union-Lehman Brothers-
   Bank of America
   Series 1998-C2 Class A2
     6.560% due 11/18/35                              2,205        2,474
GMAC Commercial Mortgage
   Securities, Inc.
   Series 1999-C2 Class A1
     6.570% due 09/15/33                                834          906
GMAC Mortgage Corp. Loan Trust
   Series 2002-HE2 Class A1
     1.960% due 06/25/27 (E)                            505          505
Government National Mortgage Association
     6.000% (o) 30 Year TBA                           1,125        1,153
     7.000% (o) 30 Year TBA                           1,000        1,050
     7.500% (o) 30 Year TBA                           3,520        3,741
     8.000% (o) 30 Year TBA                           2,185        2,341
   Series 2002-61 Class A
     3.261% due 12/16/16                                962          967
   Series 2002-61 Class BA
     4.648% due 03/16/26                                385          388
   Series 2002-53 Class B
     5.552% due 05/16/26                                810          860
   Series 1998-23 Class ZA
     6.500% due 09/20/28                              6,480        6,910
Government National Mortgage
   Association I
     5.500% 30 Year TBA (d)                          23,000       23,359
     6.000% 30 Year TBA (d)                           4,420        4,550
     6.500% 15 Year TBA (d)                           8,428        8,601
     6.500% 30 Year TBA (d)                           2,524        2,520
     8.500% 30 Year TBA (d)                             405          438
     8.000% due 2007                                      2            2
     6.500% due 2008                                     54           57
     6.500% due 2009                                    563          598
     7.000% due 2011                                      7            8
     8.000% due 2016                                      2            2
     9.500% due 2016                                     23           26
     8.000% due 2017                                     64           70
    10.500% due 2020                                     49           57
     8.000% due 2022                                    143          155
     8.500% due 2022                                     86           94
     6.500% due 2023                                    426          447
     6.500% due 2024                                    275          288
     7.500% due 2025                                    100          107
     8.000% due 2025                                    393          424
     9.000% due 2025                                  1,277        1,417
     6.500% due 2026                                    121          127
     6.500% due 2028                                  3,997        4,171
     7.000% due 2028                                    488          513
     6.000% due 2029                                    884          918
     6.500% due 2029                                    341          356
     7.000% due 2029                                    328          345
     8.500% due 2029                                     13           14
     7.000% due 2030                                    300          315
     8.000% due 2030                                    397          425
     8.500% due 2030                                    190          205
     6.500% due 2031                                  1,517        1,581
     7.000% due 2031                                    807          848
     6.500% due 2032                                     42           44
     7.000% due 2032                                  5,749        6,038
Government National Mortgage
   Association II
     5.375% due 2023 (E)                                933          963
     6.625% due 2023 (E)                              1,363        1,411
     5.375% due 2024 (E)                                493          510
GS Mortgage Securities Corp. II
   Series 1997-GL Class A2A
     6.940% due 07/13/30                                205          209
GSAMP Trust
   Series 2002-NC1N Class NOTE
     8.500% due 07/25/32                                476          473
HFC Home Equity Loan
   Asset Backed Certificates
   Series 2001-1 Class A
     2.120% due 01/20/31 (E)                          1,730        1,727

                                                        Diversified Bond Fund 93

Diversified Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                       Principal      Market
                                                         Amount       Value
                                                          (000)       (000)
                                                            $           $
----------------------------------------------------------------------------
Household Mortgage Loan Trust
   Series 2002-HC1 Class A
     2.130% due 05/20/32 (E)                               270         270
HSBC Mortgage Loan Trust
   Series 2000-HSB1 Class A3
     7.110% due 12/16/30                                   524         526
Irwin Home Equity
   Series 2002-A Class 2A1
     1.980% due 07/25/14 (E)                               479         479
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   Series 2002-CIB5 Class A1
     4.372% due 10/12/37                                 2,830       2,881
Mellon Residential Funding Corp.
   Series 1999-TBC2 Class A3
     6.580% due 07/25/29                                   229         229
   Series 2000-TBC2 Class A1
     2.043% due 06/15/30 (E)                               633         635
Nationslink Funding Corp.
   Series 1999-SL Class A4
     6.654% due 11/10/30                                   500         543
Option One Mortgage Securities Corp.
   NIM Trust
   Series 2002-3 Class CTFS
     2.130% due 04/26/09                                   721         721
Pacificamerica Home Equity Loan
   Series 1998-2 Class AF
     6.590% due 06/26/28                                   331         348
PNC Mortgage Securities Corp.
   Series 2000-9 Class A3
     7.190% due 09/25/05                                   407         418
Renaissance Home Equity Loan Trust
   Series 2002-1 Class AF1
     1.990% due 06/25/32 (E)                                79          79
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
     5.750% due 04/25/05                                 2,410         184
Residential Asset Securities Corp.
   Series 2002-KS2 Class AI1
     1.970% due 10/25/17 (E)                               417         416
   Series 2001-KS2 Class AI1
     1.940% due 04/25/18 (E)                                48          48
Residential Asset Securitization Trust
   Series 2002-A4 Class A1
     2.030% due 09/25/18 (E)                               451         451
   Series 2002-L8 Class A
     2.010% due 08/25/35                                   513         511
Residential Funding Mortgage
   Securities II
   Series 2002-HI4 Class A1
     1.960% due 07/25/10 (E)                             1,016       1,014
   Series 2000-HI5 Class AII
     7.210% due 12/25/25                                   276         292
Saxon Asset Securities Trust
   Series 2002-1 Class AF1
     1.970% due 01/25/17 (E)                               259         259
Sequoia Mortgage Trust
   Series 2002-8 Class 1A2
     3.455% due 08/20/32                                   540         547
Structured Asset Securities Corp.
   Series 2002-HF1 Class A
     2.120% due 01/25/33 (E)                               267         266
                                                                   -------
                                                                   368,405
                                                                   -------

Municipal Bonds - 0.1%
Clark County Nevada General
   Obligation Limited, weekly demand
     5.000% due 06/01/26 (u)                             1,000         994
                                                                   -------

Non-US Bonds - 0.8%
Deutsche Bundesrepublik
     5.250% due 07/04/10                         EUR     6,300       6,612
     5.625% due 01/04/28                         EUR       210         221
     6.250% due 01/04/30                         EUR       100         115
                                                                   -------
                                                                     6,948
                                                                   -------

United States Government
Agencies - 9.4%
Federal Home Loan Bank
     3.750% due 04/15/04                                 2,785       2,867
     3.375% due 06/15/04                                   725         743
Federal Home Loan Bank System
     5.375% due 02/15/07                                 2,020       2,206
Federal Home Loan Mortgage Corp.
     3.250% due 01/15/04                                 1,050       1,070
     4.125% due 02/04/05                                 7,755       7,802
     3.875% due 02/15/05                                 5,540       5,761
     4.875% due 03/15/07                                 3,175       3,410
     5.750% due 03/15/09                                   870         966
     6.625% due 09/15/09                                 1,270       1,477
     7.000% due 03/15/10                                   955       1,134
     6.875% due 09/15/10                                 1,600       1,884
     5.125% due 07/15/12                                 2,674       2,795
     5.125% due 08/20/12                                 5,250       5,355
     6.750% due 03/15/31                                   986       1,137
     6.250% due 07/15/32                                    59          64
Federal National Mortgage Association
     5.625% due 05/14/04                                     5           5
     6.500% due 08/15/04                                 1,820       1,968
     7.000% due 07/15/05                                 6,615       7,426
     5.500% due 07/18/06                                 4,985       5,116
     5.000% due 01/20/07                                   580         603
     4.750% due 06/18/07                                 1,215       1,267
     6.000% due 05/15/08                                 2,170       2,441
     6.000% due 05/15/11                                 1,885       2,100
     6.125% due 03/15/12                                 1,060       1,189
     6.250% due 03/22/12                                   900         969
     6.250% due 05/15/29                                   430         462
     7.250% due 05/15/30                                 2,715       3,296
     6.210% due 08/06/38                                   320         345

94 Diversified Bond Fund

Diversified Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                Principal           Market
                                                 Amount             Value
                                                  (000)             (000)
                                                    $                 $
----------------------------------------------------------------------------
Financing Corp. STRIP Principal
     0.000% due 05/11/18                          2,095               857
     0.000% due 12/06/18                          1,050               411
     0.000% due 12/27/18                          3,595             1,402
     0.000% due 04/05/19                            875               335
     0.000% due 09/26/19                            585               216
Financing Corp.
   Series 15P
   Zero Coupon due 03/07/19                         485               186
Small Business Administration
   Series 1999-P10B Class 1
     7.540% due 08/10/09                          3,323             3,782
     7.449% due 08/01/10                            272               308
   Series 2000-10B Class 1
     7.452% due 09/01/10                          4,834             5,472
Tennessee Valley Authority
     6.375% due 06/15/05                             20                22
                                                                  -------
                                                                   78,849
                                                                  -------

United States Government
Treasuries - 18.8%
United States Treasury Bond
     9.875% due 11/15/15                            365               557
United States Treasury Bond
   Principal STRIP
     8.750% due 08/15/20                          2,565               977
United States Treasury Inflation
   Indexed Bonds
     3.875% due 01/15/09                            331               365
     4.250% due 01/15/10                            322               364
     3.375% due 01/15/12                            407               440
     3.000% due 07/15/12                            100               106
United States Treasury Note
     3.000% due 01/31/04                            825               841
     3.375% due 04/30/04                            175               180
     5.250% due 05/15/04                            315               333
     7.250% due 05/15/04                          3,605             3,918
     3.250% due 05/31/04                          4,965             5,095
     2.875% due 06/30/04                          2,140             2,185
     6.000% due 08/15/04                          1,560             1,681
     7.250% due 08/15/04                          2,510             2,760
     5.875% due 11/15/04                          2,360             2,557
     7.875% due 11/15/04                         15,935            17,890
     6.750% due 05/15/05                          4,450             4,978
     4.625% due 05/15/06                          8,720             9,394
     6.875% due 05/15/06                          4,240             4,887
     7.000% due 07/15/06                          5,740             6,666
     6.500% due 10/15/06                         10,130            11,647
     4.375% due 05/15/07                            590               632
     6.625% due 05/15/07                            505               590
     6.125% due 08/15/07                          9,670            11,120
     4.750% due 11/15/08                          1,470             1,597
     8.750% due 11/15/08                          1,730             1,858
     5.500% due 05/15/09                            875               986
     6.000% due 08/15/09                          1,805             2,086
     5.750% due 08/15/10                          4,560             5,207
     5.000% due 02/15/11                          7,560             8,245
     5.000% due 08/15/11                          3,870             4,215
    12.000% due 08/15/13                            420               613
    13.250% due 05/15/14                            680             1,068
    12.500% due 08/15/14                          1,235             1,900
    11.250% due 02/15/15                            370               611
     7.250% due 05/15/16                              5                 6
     7.500% due 11/15/16                          8,340            10,751
     8.750% due 05/15/17                          2,515             3,581
     8.875% due 08/15/17                          3,035             4,368
     9.125% due 05/15/18                            325               479
     8.875% due 02/15/19                          5,240             7,605
     6.000% due 02/15/26                          1,545             1,727
     6.375% due 08/15/27                          5,865             6,867
     5.500% due 08/15/28                          1,000             1,049
     5.250% due 11/15/28                            110               111
     5.250% due 02/15/29                            730               740
     6.250% due 05/15/30                            760               883
United States Treasury STRIP Principal
     0.000% due 11/15/21                          2,245               795
                                                                  -------
                                                                  157,511
                                                                  -------

Total Long-Term Investments
(cost $894,889)                                                   919,586
                                                                  -------
                                                Number
                                                  of
                                                Shares
                                               ---------
Preferred Stocks - 0.1%
Financial Services - 0.1%
Centaur Funding Corp.                               550               479
                                                                  -------
Total Preferred Stocks
(cost $589)                                                           479
                                                                  -------

                                               Principal
                                                 Amount
                                                  (000)
                                                    $
                                                ----------
Short-Term Investments - 15.3%
Abbey National North America LLC
     1.780% due 11/06/02 (c)(y)                   2,800             2,799
Bundesschatzanweisungen
     4.250% due 03/14/03                    EUR   3,675             3,654
COX Communications, Inc.
     6.150% due 08/01/03                            405               404
Danske Corp.
     1.750% due 12/19/02 (c)(y)                   6,000             5,986
Dominion Resources, Inc.
   Series C
     7.600% due 07/15/03                            450               460

                                                        Diversified Bond Fund 95

Diversified Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                  Principal        Market
                                                    Amount          Value
                                                    (000)          (000)
                                                      $              $
---------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
     6.500% due 2003                                    4               4
     7.000% due 2003                                   21              21
Federal National Mortgage Association
     7.000% due 2003                                   61              62
     7.500% due 2003                                   68              69
     8.000% due 2003                                    9               9
     9.500% due 2003                                   13              13
Federal National Mortgage Association
   Discount Note
     1.700% due 11/27/02 (c)                        2,800           2,797
     0.000% due 12/11/02 (c)                        3,000           2,995
Frank Russell Investment Company
   Money Market Fund (C)                           88,521          88,521
French Treasury Note
     5.000% due 01/12/03                  EUR       3,675           3,652
Italy Buoni Poliennali Del Tesoro
     4.500% due 01/15/03                  EUR       3,665           3,639
Royal Bank of Canada
     1.770% due 11/08/02 (c)                        5,600           5,598
Svenska Handelsbanken, Inc.
     1.760% due 11/07/02                            4,800           4,799
UBS Finance, Inc. Yrs 3&4
   Commercial Paper
     1.750% due 12/18/02 (c)(y)                     2,800           2,798
United States Treasury Bill
     1.620% due 11/21/02 (c)(y)(s)                     50              50
     1.600% due 01/16/03 (c)(y)(s)                     50              50
     1.620% due 01/23/03 (c)(y)(s)                     50              50
     1.475% due 01/30/03 (c)(y)                        25              25
                                                               ----------
Total Short-Term Investments
(cost $127,947)                                                   128,455
                                                               ----------
Total Investments - 125.2%
(identified cost $1,023,425)                                    1,048,520

Other Assets and Liabilities,
Net - (25.2%)                                                    (211,288)
                                                               ----------
Net Assets - 100.0%                                               837,232
                                                               ==========

                                                                Unrealized
                                                  Notional     Appreciation
                                                   Amount     (Depreciation)
Futures Contracts                                  (000)          (000)
(Number of Contracts)                                $              $
--------------------------------------------------------------------------------
Long Positions
United States Treasury 2 Year Notes
   expiration date 12/02 (12)                       2,582              37

United States Treasury 10 Year Notes
   expiration date 12/02 (28)                       3,089              59

Short Positions
United States Treasury Bonds
   expiration date 12/02 (19)                       2,102             (41)

United States Treasury 5 Year Notes
   expiration date 12/02 (62)                       7,052             (76)

United States Treasury 10 Year Notes
   expiration date 12/02 (58)                       6,654            (123)
                                                               ----------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                               (144)
                                                               ==========

Forward Foreign Currency Exchange Contracts

                                                     Unrealized
                                                    Appreciation
    Amount            Amount                       (Depreciation)
     Sold             Bought         Settlement         (000)
     (000)            (000)             Date              $
---------------     -----------      ----------    -------------
USD         552     EUR     560       11/08/02                3
EUR       1,560     USD   1,538       11/08/02               (7)
EUR       3,031     USD   2,970       11/08/02              (30)
                                                   ------------
                                                            (34)
                                                   ------------

See accompanying notes which are an integral part of the financial statements.

96 Diversified Bond Fund

Multistrategy Bond Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

Invests in: Fixed-income securities.

Strategy: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns by assuming the additional risk of investment in non-investment grade US fixed-income securities, and foreign bonds including emerging markets debt in addition to US investment grade fixed-income instruments. The Fund employed the investment management services of four managers, each employing a distinct approach to the broad market-sector rotation style.

                                    [GRAPH]

Multistrategy Bond Fund - Class S
----------------------------------------------
   Periods Ended   Growth of           Total
     10/31/02       $10,000           Return
-----------------  ---------        ----------
   1 Year           $ 10,372          3.72%
   5 Years          $ 13,389          6.01%(S)
   Inception*       $ 18,598          6.56%(S)

Multistrategy Bond Fund - Class E++
----------------------------------------------
   Periods Ended   Growth of           Total
     10/31/02       $10,000           Return
----------------   ---------         ---------
   1 Year           $ 10,336          3.36%
   5 Years          $ 13,235          5.76%(S)
   Inception*       $ 18,385          6.44%(S)

Multistrategy Bond Fund - Class C++++
----------------------------------------------
 Periods Ended    Growth of            Total
   10/31/02        $10,000            Return
---------------   ---------          ---------
1 Year             $ 10,271            2.71%
5 Years            $ 12,888            5.20%(S)
Inception*         $ 17,902            6.15%(S)

Lehman Brothers Aggregate Bond Index
----------------------------------------------
 Periods Ended    Growth of            Total
   10/31/02        $10,000            Return
---------------   ---------          ---------
 1 Year            $ 10,589            5.89%
 5 Years           $ 14,307            7.43%(S)
 Inception*        $ 19,844            7.28%(S)

Performance Review

For the year ended October 31, 2002, the Multistrategy Bond Fund Class S, Class E, and Class C shares reflected total returns of 3.72%, 3.36%, and 2.71%, respectively. This compared to a 5.89% return for the Lehman Brothers Aggregate Bond Index. This underperformance was primarily due to the Fund's greater emphasis on investing in higher yielding debt versus its benchmark.

Fixed income markets responded to investors' changing perceptions of the macro-economic environment during this period. From November 2001 to March 2002, rates rose causing credit sectors to outperform in reaction to initial positive economic indicators and statements from Federal Reserve Chairman Alan Greenspan. The latter half of the fiscal year was the opposite, during which rates fell and investors favored ratings quality. This caused non-treasury sectors to underperform relative to equivalent treasuries.

Market and Portfolio Highlights

The past fiscal year was one in which active managers had difficulty outperforming the benchmark Lehman Brothers Aggregate Bond

98 Multistrategy Bond Fund

Multistrategy Bond Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Index. While moderately underperforming the benchmark, the Fund's managers nevertheless outperformed peers. This environment was hostile to active managers for several reasons: rates were volatile, non-treasury sectors (investment grade corporate bonds, mortgages, asset-backed securities) underperformed - active managers tend to use these sectors as a source of excess return over treasuries; and high numbers of corporate bonds were downgraded as economic growth was uncertain and corporations' ability to service their debt was questioned.

The market was not favorable to the Fund's strategy of overweighting non-treasury sectors. The Fund's tactical allocation to high yield debt was not rewarded as this sector experienced record downgrades and defaults. The Fund's exposure to the highly volatile emerging markets debt sector also detracted from returns in the latter half of the period. Emerging market debt was negatively impacted by the financial crisis in Argentina and the popularity of a presidential candidate in Brazil whom it was feared would cancel the country's foreign debt. The Fund's multi-manager strategy had a positive effect on returns since holdings were more diversified than those of the average single-manager fund, as determined by comparison to other funds with similar investment goals in the industry.

Morgan Stanley performed well in November and December 2001, but underperformed for the remainder of the fiscal year. This is one of the Fund's more volatile managers, since it uses an investment approach that incorporates interest rate anticipation strategies. It made an early bet in the second and third quarters of 2002 that interest rates would rise that was not rewarded.

PIMCo performed well compared to peers during most of the period. The firm favored treasuries and mortgages, a strategy which was rewarded in the market's flight to quality. Yet, PIMCo underperformed the benchmark mostly due to specific holdings such as El Paso, Sprint, AT&T, and AOL, which performed poorly due to accounting irregularities, credit downgrades and/or investor disfavor due to high balance sheet debt levels.

TimesSquare Capital Management replaced Standish, Ayer & Wood in November 2001. TimesSquare was selected with a mandate to invest in any sector, with a slight bias toward corporate bonds relative to the benchmark. Changes in Standish's staffing, investment process and its investment philosophy made the firm's product less desirable from a structural standpoint.

TimesSquare made positive contributions to Fund performance by using derivatives as a hedge to lengthen the average maturity of the Fund during the last few months of the fiscal period. Since the firm increased exposure to corporate bonds early in the period, this strategy enabled it to continue holding issues it deemed a good value that were not favored by the market at the time.

Delaware Management Company replaced Lazard Asset Management in February 2002. Delaware was selected to provide a portfolio focused on sector rotation with a slight bias toward corporate bonds relative to the benchmark. Changes in Lazard's staffing and investment process altered the nature of its product and made it less appropriate from a structural standpoint. Delaware underperformed relative to the benchmark, yet remained above expectations given that the manager's specific mandate emphasizes the corporate and high yield sectors. The firm offset negative high yield sector returns with positive issue selection.

Top Ten Issuers
(as a percent of Total Investments)                  October 31, 2002

Federal National Mortgage Association                     28.5%
United States Treasury                                     8.5
Federal Home Loan Mortgage Corp.                           8.1
Government National Mortgage Association                   6.3
Federal Home Loan Bank                                     1.6
General Motors Acceptance Corp.                            1.3
UBS Finance, Inc.                                          1.0
DaimlerChrysler NA Holding Corp.                           0.8
TRW, Inc.                                                  0.8
Financing Corp.                                            0.7

Portfolio Characteristics

                                                     October 31, 2002

Weighted Average Quality Diversification                          Aa1
Weighted Average Years-to-Maturity                          5.6 Years
Weighted Average Duration                                   3.9 Years
Current Yield (SEC 30-day standardized)
     Class S                                                      4.2%
     Class E                                                      3.8%
     Class C                                                      3.7%
Number of Issues                                                  851
Number of Issuers                                                 574

Money Managers                                                Style

Delaware Management Company                             Sector Rotation
Morgan Stanley Investments, LP                          Sector Rotation
Pacific Investment Management Company, LLC              Sector Rotation
TimesSquare Capital Management, Inc.                    Sector Rotation

____________________________
* Multistrategy Bond Fund Class S assumes initial investment on January 29, 1993. Index comparison began February 1, 1993.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

++ Multistrategy Bond Fund S performance has been linked with Class E to provide historical perspective. For the period September 11, 1998 (commencement of sale) through the current period, Class E paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Multistrategy Bond Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S) Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                      Multistrategy Bond Fund 99

Multistrategy Bond Fund

Statement of Net Assets--October 31, 2002

                                                   Principal      Market
                                                    Amount        Value
                                                     (000)        (000)
                                                       $            $
-------------------------------------------------------------------------
Long-Term Investments - 102.5%
Asset-Backed Securities - 3.6%
Air 2 US
     8.027% due 10/01/19                               494          327
American Airlines, Inc.
     9.710% due 01/02/07                               242          133
     6.817% due 05/23/11                               630          499
BMW Vehicle Owner Trust
   Series 2002-A Class A2
     2.830% due 12/27/04                               700          704
Capital Auto Receivables Asset Trust
   Series 2002-2 Class A2
     2.890% due 04/15/04                               800          804
Chase Manhattan Auto Owner Trust
   Series 2001-B Class A2
     2.440% due 06/15/04                               278          279
   Series 2002-A Class A2
     2.630% due 10/15/04                               550          552
   Series 2002-B Class A2
     2.700% due 01/18/05                               900          904
Citibank Credit Card Issuance Trust
   Series 2001-A6 Class A6
     5.650% due 06/16/08                             1,775        1,935
   Series 2002-C2 Class C2
     6.950% due 02/18/14                               800          844
Continental Airlines, Inc.
     7.033% due 06/15/11                               877          531
     6.900% due 01/02/18                               322          244
     6.545% due 02/02/19                               108           86
Daimler Chrysler Auto Trust
   Series 2000-E Class A2
     6.210% due 12/08/03                                52           52
   Series 2001-C Class A2
     3.710% due 07/06/04                               435          438
   Series 2000-E Class A3
     6.110% due 11/08/04                               600          612
   Series 2002-A Class A2
     2.900% due 12/06/04                             1,000        1,006
   Series 2000-A Class A4
     7.230% due 01/06/05                               600          621
Delta Air Lines, Inc.
     7.299% due 09/18/06                               240          163
DVI Receivables Corp.
   Series 2002-1 Class A3B
     4.570% due 06/11/10                               625          652
Federal Home Loan Mortgage Corp.
   Structured Pass Through Securities
   Series 2002-50 Class A3
     2.182% due 09/27/07                               405          402
Fleet Credit Card Master Trust II
   Series 2001-C Class A
     3.860% due 03/15/07                             1,400        1,445
Ford Credit Auto Owner Trust
   Series 2002-B Class A2A
     2.970% due 06/15/04                               769          772
GSAMP Trust
   Series 2002-WFN Class NOTE
        8.250% due 10/20/32                            290          287
Harley-Davidson Motorcycle Trust
   Series 2002-1 Class A1
        3.020% due 09/15/06                            680          686
   Series 2002-2 Class A1
        1.910% due 04/15/07                            657          658
Honda Auto Receivables Owner Trust
   Series 2002-1 Class A2
        2.550% due 04/15/04                            544          545
   Series 2002-2 Class A2
        2.910% due 09/15/04                            800          805
Lehman ABS Manufactured
   Housing Contract
   Series 2001-B Class A1
        3.010% due 03/15/10                            289          290
MBNA Credit Card Master Note Trust
   Series 2002-C1 Class C1
        6.800% due 07/15/14                          1,000        1,051
MBNA Master Credit Card Trust USA
   Series 1999-J Class B
        7.400% due 02/15/12                          1,500        1,746
   Series 2000-E Class A
        7.800% due 10/15/12                            600          730
Nissan Auto Receivables Owner Trust
   Series 2002-B Class A2
        3.070% due 08/16/04                            600          604
Sharps Special I LLC Trust
   Series 2002
        9.500% due 08/25/32                            370          369
Systems 2001 AT LLC
        7.156% due 12/15/11                            374          403
        6.664% due 09/15/13                            440          472
Toyota Auto Receivables Owner Trust
   Series 2001-C Class A2
        3.770% due 07/15/04                            280          281
US Airways Pass Through Trust
        8.110% due 02/20/17                            181          188
US Airways, Inc.
        7.076% due 03/20/21                             53           55
                                                             ----------
                                                                 23,175
                                                             ----------
Corporate Bonds and Notes - 21.7%
Aetna, Inc.
        7.875% due 03/01/11                            385          416
Agrilink Foods, Inc.
     11.875% due 11/01/08                              140          146
AIG SunAmerica Global Financing IX
        6.900% due 03/15/32                            265          288
Albertson's, Inc.
        7.500% due 02/15/11                            150          175
        7.450% due 08/01/29                             35           38
Alderwoods Group, Inc.
     12.250% due 01/02/09                              270          252

100 Multistrategy Bond Fund

Multistrategy Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                  Principal            Market
                                                   Amount              Value
                                                   (000)               (000)
                                                     $                   $
-----------------------------------------------------------------------------
Alltel Corp.
     7.000% due 07/01/12                               125               141
American Airlines, Inc.
   Series 90-H
     9.800% due 01/02/08                             1,190               536
American General Corp.
     7.500% due 07/15/25                               110               124
American Greetings
    11.750% due 07/15/08                               250               268
Anadarko Petroleum Corp.
     5.000% due 10/01/12                               200               199
Anthem Insurance Cos., Inc.
     9.125% due 04/01/10                               290               340
AOL Time Warner, Inc.
     5.625% due 05/01/05                               285               281
     7.625% due 04/15/31                             5,085             4,634
     7.700% due 05/01/32                               375               345
ArvinMeritor, Inc.
     6.625% due 06/15/07                               125               115
     8.750% due 03/01/12                               210               200
AT&T Corp.
     5.360% due 11/21/03              EUR            2,500             2,415
     6.500% due 03/15/29                               165               142
AT&T Corp. Step Up Bond
     6.500% due 11/15/06                               605               605
     7.300% due 11/15/11                               375               367
     8.000% due 11/15/31                               140               134
AT&T Wireless Services, Inc.
     8.125% due 05/01/12                               200               173
     8.750% due 03/01/31                               255               199
AT&T Wireless Services, Inc.
     7.875% due 03/01/11                             1,040               900
Avista Corp.
     7.750% due 01/01/07                                50                50
     9.750% due 06/01/08                               610               543
AXA Financial, Inc.
     6.500% due 04/01/08                               120               127
     7.000% due 04/01/28                               180               175
BAE Systems Holdings, Inc.
     6.400% due 12/15/11                             1,120             1,158
Bank of America Corp.
   Series MTNI
     2.108% due 10/22/04 (e)                           925               929
     7.800% due 02/15/10                               265               312
Bank One Corp.
     7.625% due 10/15/26                               305               352
BankBoston Corp.
   Series B
     8.250% due 12/15/26                               280               283
BB&T Corp.
     4.750% due 10/01/12                               350               349
Bear Stearns Cos., Inc. (The)
     5.700% due 11/15/14                               380               380
Belo Corp.
     8.000% due 11/01/08                               110               121
Boeing Capital Corp.
     6.100% due 03/01/11                                80                81
     5.800% due 01/15/13                               365               355
Building Materials Corp. of America
   Series B*
     7.750% due 07/15/05                                60                47
Burlington Northern Santa Fe Corp.
     6.875% due 12/01/27                               415               431
Campbell Soup Co.
     5.875% due 10/01/08                               260               283
Carolina Power & Light Co.
     6.500% due 07/15/12                               135               141
Centex Corp.
     7.875% due 02/01/11                               185               198
Charter Communications Holdings, LLC/
   Charter Communications Holdings
   Capital Corp.
    10.000% due 04/01/09                               250               105
Charter Communications Holdings, LLC/
   Charter Communications Holdings
   CapitalCorp.
    10.750% due 10/01/09                             1,065               471
Cigna Corp.
     6.375% due 10/15/11                               210               199
Cincinnati Financial Corp.
     6.900% due 05/15/28                               600               572
Cincinnati Gas & Electric
     5.700% due 09/15/12                               100               101
CIT Group
     6.875% due 11/01/09                               105               104
CIT Group, Inc.
     5.750% due 09/25/07                                55                54
Citicorp
   Series MTNF
     6.375% due 11/15/08                               265               289
Citigroup, Inc.
     7.250% due 10/01/10                               665               752
     6.500% due 01/18/11                             3,000             3,308
     6.000% due 02/21/12                               315               338
     5.625% due 08/27/12                             1,000             1,030
Citizens Communications Co.
     6.375% due 08/15/04                               435               431
Clear Channel Communications, Inc.
     6.000% due 11/01/06                               200               206
     7.650% due 09/15/10                               195               212
Colonial Pipeline Co.
     7.630% due 04/15/32                               420               470
Comcast Cable Communications
     8.375% due 05/01/07                               770               786
     6.750% due 01/30/11                               250               239
Conoco, Inc.
     6.950% due 04/15/29                               250               272
Consolidated Natural Gas Co.
   Series C
     6.250% due 11/01/11                               120               124

                                                     Multistrategy Bond Fund 101

Multistrategy Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                   Principal         Market
                                                    Amount           Value
                                                    (000)            (000)
                                                      $                $
--------------------------------------------------------------------------------
Consumers Energy Co.
     6.000% due 03/15/05                             250               240
Countrywide Home Loans, Inc.
   Series MTNK
     5.500% due 02/01/07                             180               188
COX Communications, Inc.
     7.125% due 10/01/12                             185               191
Credit Suisse First Boston USA, Inc.
     5.875% due 08/01/06                             315               328
     5.750% due 04/15/07                             445               460
     6.500% due 01/15/12                             715               750
CSK Auto, Inc.
    12.000% due 06/15/06                             185               196
DaimlerChrysler NA Holding Corp.
     8.000% due 06/15/10                              70                78
     8.500% due 01/18/31                           3,245             3,661
Dana Corp.
     6.250% due 03/01/04                             150               144
     9.000% due 08/15/11                             245               227
Delhaize America, Inc.
     8.125% due 04/15/11                             685               571
     9.000% due 04/15/31                             120                92
Denbury Resources, Inc.
   Series B
     9.000% due 03/01/08                             250               256
Detroit Edison Co.
     5.050% due 10/01/05                             300               314
     6.125% due 10/01/10                              55                59
     6.350% due 10/15/32                             290               291
Dex Media East LLC/Dex Media East
   Finance Co.
     9.875% due 11/15/09                             145               149
Di Giorgio Corp.
   Series B
    10.000% due 06/15/07                             160               149
Eastman Chemical Co.
     7.000% due 04/15/12                             260               288
EchoStar Broadband Corp.
    10.375% due 10/01/07                              70                72
EL Paso Corp.
     6.950% due 12/15/07                           2,600             1,768
     7.000% due 05/15/11                             460               301
El Paso Natural Gas Co.
     8.375% due 06/15/32                             160               138
Eli Lilly & Co.
     6.770% due 01/01/36                             820               872
EOP Operating, LP
     7.500% due 04/19/29                             395               391
ERAC USA Finance Co.
     7.350% due 06/15/08                             210               228
Exelon Corp.
     6.750% due 05/01/11                              90                96
Farmers Exchange Capital
     7.050% due 07/15/28                             400               243
Federated Department Stores
     7.000% due 02/15/28                             325               321
FedEx Corp.
     7.600% due 07/01/97 ((p))                       225               228
Fifth Third Bank Michigan
     7.750% due 08/15/10                             540               601
FINOVA Group, Inc. (The)
     7.500% due 11/15/09                             600               177
First Security Corp.
     5.875% due 11/01/03                           3,000             3,117
First Union Capital Markets Corp.
     7.935% due 01/15/27                             180               191
FirstEnergy Corp.
   Series B
     6.450% due 11/15/11                             135               126
   Series C
     7.375% due 11/15/31                             790               687
Florida Power Corp.
     8.000% due 12/01/22                             260               270
Ford Motor Co.
     6.625% due 10/01/28                             275               196
     6.375% due 02/01/29                             260               179
     7.450% due 07/16/31                             875               668
Ford Motor Credit Co.
     6.875% due 02/01/06                           1,005               941
     5.800% due 01/12/09                             500               426
     7.375% due 10/28/09                             120               109
     7.375% due 02/01/11                           1,140             1,019
Fort James Corp.
     6.625% due 09/15/04                             250               236
Fortune Brands, Inc.
     7.125% due 11/01/04                             325               354
Foster's Finance Corp.
     6.875% due 06/15/11                             430               487
General Electric Capital Corp.
   Series MTNA
     6.875% due 11/15/10                             455               515
   Series MTNA
     6.750% due 03/15/32                             515               538
General Motors Acceptance Corp.
     2.070% due 11/07/03 (e)                       1,200             1,166
     2.270% due 07/20/04 (e)                       1,600             1,514
     2.178% due 07/30/04 (e)                       2,200             2,079
     6.125% due 09/15/06                             340               331
     6.125% due 02/01/07                             125               121
     6.875% due 09/15/11                           1,655             1,513
     7.000% due 02/01/12                             740               679
     6.875% due 08/28/12                             520               471
     8.000% due 11/01/31                             395               349
Georgia-Pacific Corp.
     8.125% due 05/15/11                              40                34
     8.125% due 06/15/23                             660               463
     8.875% due 05/15/31                              45                35

102 Multistrategy Bond Fund

Multistrategy Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                       Principal     Market
                                                         Amount       Value
                                                         (000)        (000)
                                                            $           $
-----------------------------------------------------------------------------
Golden State Bancorp, Inc.
     7.125% due 08/01/05                                  425          461
Golden West Financial Corp.
     4.125% due 08/15/07                                  360          368
     4.750% due 10/01/12                                  315          311
Goldman Sachs Group, Inc.
     6.875% due 01/15/11                                1,335        1,478
GTE Corp.
     6.940% due 04/15/28                                  480          465
Harrah's Operating Co., Inc.
     8.000% due 02/01/11                                  265          296
Hartford Financial Services Group, Inc.
     7.900% due 06/15/10                                   80           91
Hartford Life, Inc.
     7.650% due 06/15/27                                  220          232
     7.375% due 03/01/31                                  110          113
HCA, Inc.
     6.300% due 10/01/12                                   80           77
     7.500% due 12/15/23                                  400          380
Health Net, Inc.
     8.375% due 04/15/11                                  355          406
Hertz Corp.
     7.625% due 08/15/07                                   75           69
     7.400% due 03/01/11                                   60           51
     7.625% due 06/01/12                                  295          250
HJ Heinz Finance Co.
     6.750% due 03/15/32                                  355          384
Honeywell International, Inc.
     6.125% due 11/01/11                                  350          373
Household Finance Corp.
     5.875% due 02/01/09                                  560          485
     6.375% due 10/15/11                                  345          296
Huntsman International LLC
   Series *
    10.125% due 07/01/09                           EUR    320          250
Hyatt Equities LLC
     6.875% due 06/15/07                                  170          164
Insight Midwest, LP/Insight Capital, Inc.
    10.500% due 11/01/10                                  320          277
Intelsat, Ltd.
     7.625% due 04/15/12                                  210          208
International Lease Finance Corp.
     6.375% due 03/15/09                                  350          355
International Paper Co.
     5.850% due 10/30/12                                  585          596
J Crew Group
   Series B
    13.125% due 10/15/08                                  450          180
J Crew Operating Corp.
    10.375% due 10/15/07                                  200          146
John Deere Capital Corp.
     7.000% due 03/15/12                                  410          477
John Hancock Funds/USA
     7.375% due 02/15/24                                  500          520
Johnson Controls, Inc.
     5.000% due 11/15/06                                  385          402
JP Morgan Chase & Co.
     5.350% due 03/01/07                                  160          168
     6.750% due 02/01/11                                  175          188
     6.625% due 03/15/12                                   95          102
Kellogg Co.
   Series B
     7.450% due 04/01/31                                  475          557
Kennametal, Inc.
     7.200% due 06/15/12                                  110          111
Kerr-McGee Corp.
     5.875% due 09/15/06                                  420          452
KeySpan Corp.
     7.250% due 11/15/05                                  175          194
     7.625% due 11/15/10                                  525          609
Kroger Co.
     8.150% due 07/15/06                                  395          451
     7.250% due 06/01/09                                  405          457
     8.000% due 09/15/29                                  475          532
     7.500% due 04/01/31                                  125          132
Lehman Brothers Holdings, Inc.
     6.625% due 01/18/12                                  485          509
Lenfest Communications, Inc.
     7.625% due 02/15/08                                  100           98
Levi Strauss & Co.
     6.800% due 11/01/03                                  920          892
Liberty Media Corp.
     7.750% due 07/15/09                                  300          310
Lockheed Martin Corp.
     8.200% due 12/01/09                                1,350        1,650
     7.750% due 05/01/26                                  190          221
     8.500% due 12/01/29                                  395          500
Lodgenet Entertainment Corp.
    10.250% due 12/15/06                                  360          331
Lowe's Cos., Inc.
     6.875% due 02/15/28                                  295          306
Lyondell Chemical Co.
   Series B
     9.875% due 05/01/07                                  300          287
     9.500% due 12/15/08                                  250          234
Manufacturers & Traders Trust Co.
     8.000% due 10/01/10                                  220          257
Marathon Oil Corp.
     5.375% due 06/01/07                                  470          494
Marshall & Isley Bank
     5.250% due 09/04/12                                  170          176
Masco Corp.
     6.500% due 08/15/32                                   80           76
May Department Stores Co. (The)
     6.700% due 09/15/28                                  165          164
     7.875% due 03/01/30                                  215          247

                                                     Multistrategy Bond Fund 103

Multistrategy Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                      Principal           Market
                                                         Amount            Value
                                                          (000)            (000)
                                                             $               $
--------------------------------------------------------------------------------
MBNA America Bank
   Series BKNT
     7.750% due 09/15/05                                     55               59
   Series BKNT
     6.500% due 06/20/06                                    175              182
MeadWestvaco Corp.
     6.850% due 04/01/12                                    120              127
Mediacom Broadband LLC
   11.000% due 07/15/13                                     225              190
Metropolitan Life Insurance Co.
     7.800% due 11/01/25                                    670              723
MGM Mirage
     8.500% due 09/15/10                                    140              151
Mizuho Preferred Capital Co. LLC
   Step Up Bond
     8.790% due 12/29/49                                    615              499
Mohawk Industries, Inc.
   Series D
     7.200% due 04/15/12                                     80               89
Monsanto Co.
     7.375% due 08/15/12                                    195              201
Morgan (J.P.) & Co., Inc.
   Series A
     6.000% due 01/15/09                                    355              371
Morgan Stanley
     5.625% due 01/20/04                                    900              932
     6.750% due 04/15/11                                    365              396
     6.600% due 04/01/12                                    535              576
Nabors Holdings 1 ULC
     4.875% due 08/15/09                                    320              327
Nabors Industries, Ltd.
     6.800% due 04/15/04                                    260              275
     5.375% due 08/15/12                                    470              473
Natexis Ambs Co. LLC
     8.440% due 12/29/49                                    440              513
National Rural Utilities Cooperative Finance
     5.750% due 08/28/09                                    200              203
Nationwide Financial Services
     6.250% due 11/15/11                                    395              404
NB Capital Trust IV
     8.250% due 04/15/27                                    265              288
Newmont Mining Corp.
     8.625% due 05/15/11                                    400              466
News America Holdings
     8.875% due 04/26/23                                    205              209
     7.750% due 12/01/45 ((p))                              550              472
News America, Inc.
     7.300% due 04/30/28                                    250              215
Niagara Mohawk Power Corp.
     7.625% due 10/01/05                                    510              562
Nisource Finance Corp.
     7.875% due 11/15/10                                    515              502
Norfolk Southern Corp.
     7.700% due 05/15/17                                    330              406
     7.900% due 05/15/97 ((p))                              250              280
North Fork BanCorp., Inc.
     5.875% due 08/15/12                                    480              508
Northern Border Pipeline Co.
     6.250% due 05/01/07                                    410              427
Northern States Power Co.
     8.000% due 08/28/12                                    405              433
Occidental Petroleum Corp.
     5.875% due 01/15/07                                    180              194
     9.250% due 08/01/19                                    350              439
Oneok, Inc.
     7.750% due 08/15/06                                    500              550
Oregon Steel Mills, Inc.
    10.000% due 07/15/09                                    325              326
Orion Power Holdings, Inc.
    12.000% due 05/01/10                                     65               46
Pemex Master Trust
     8.625% due 02/01/22                                    450              444
Pemex Project Funding Master Trust
     9.125% due 10/13/10                                    145              158
Pennzoil-Quaker State Co.
     6.750% due 04/01/09                                    250              278
PepsiAmericas, Inc.
     3.875% due 09/12/07                                    505              507
Perkins Family Rests LP
   Series B
    10.125% due 12/15/07                                    160              134
Petco Animal Supplies, Inc.
    10.750% due 11/01/11                                    145              154
PG&E National Energy Group
    10.375% due 05/16/11                                    410               82
Phelps Dodge Corp.
     8.750% due 06/01/11                                    125              128
Philip Morris Cos., Inc.
     7.750% due 01/15/27                                    455              481
Pinnacle Partners
     8.830% due 08/15/04                                    530              408
PNC Funding Corp.
     7.500% due 11/01/09                                    265              292
Popular North America, Inc.
   Series MTNE
     6.125% due 10/15/06                                    285              302
Portola Packaging, Inc.
    10.750% due 10/01/05                                    350              347
Progress Energy, Inc.
     7.000% due 10/30/31                                    425              379
Prudential Funding LLC
     6.600% due 05/15/08                                    270              290
Prudential Holdings LLC
   Series FSA
     7.245% due 12/18/23                                    760              826
PSEG Energy Holdings, Inc.
     9.125% due 02/10/04                                    210              186
     8.625% due 02/15/08                                    255              166
     8.625% due 02/15/08                                    130               85

104 Multistrategy Bond Fund

Multistrategy Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                Principal           Market
                                                   Amount            Value
                                                    (000)            (000)
                                                      $                $
--------------------------------------------------------------------------
PSEG Power LLC

        8.625% due 04/15/31                           315              263
Public Service Co. of Colorado
        7.875% due 10/01/12                           295              304
Qwest Capital Funding, Inc.
        7.000% due 08/03/09                            65               36
        7.250% due 02/15/11                           440              233
        6.500% due 11/15/18                            30               14
Qwest Corp.
        7.200% due 11/01/04                           365              340
Raytheon Co.
        8.200% due 03/01/06                           350              384
        8.300% due 03/01/10                           145              164
Regions Financial Corp.
        6.375% due 05/15/12                           495              548
RJ Reynolds Tobacco Holdings, Inc.
        7.250% due 06/01/12                           445              455
Safeway, Inc.
        5.800% due 08/15/12                           240              252
        7.250% due 02/01/31                           285              313
Scholastic Corp.
        5.750% due 01/15/07                           415              440
Science Applications International Corp.
        6.250% due 07/01/12                           160              167
Sears Roebuck Acceptance
        1.980% due 06/01/32                           105               88
Sempra Energy Step Up Bond
        6.800% due 07/01/04                           225              230
Sequa Corp.
        9.000% due 08/01/09                           200              164
Simon Property Group, LP
        6.375% due 11/15/07                           250              270
        6.350% due 08/28/12                           100              103
Solutia, Inc.
     11.250% due 07/15/09                             850              620
        6.720% due 10/15/37                         1,080              783
Southern Co. Capital Funding, Inc.
   Series A
        5.300% due 02/01/07                           110              116
Sprint Capital Corp.
        8.375% due 03/15/12                           350              291
        6.900% due 05/01/19                           200              132
        6.875% due 11/15/28                           830              548
        8.750% due 03/15/32                         3,300            2,508
Stanley Works (The)
        4.900% due 11/01/12                         1,230            1,229
Starwood Hotels & Resorts Worldwide, Inc.
        7.375% due 05/01/07                            65               62
        7.875% due 05/01/12                           160              154
Supervalu, Inc.
        7.500% due 05/15/12                           260              262
Synagro Technologies, Inc.
        9.500% due 04/01/09                           160              165
TCI Communications, Inc.
        8.650% due 09/15/04                           500              485
        8.000% due 08/01/05                           825              824
        7.875% due 02/15/26                           145              144
Tele-Communications, Inc.
        7.875% due 08/01/13                           470              474
Tenet Healthcare Corp.
        6.875% due 11/15/31                           265              225
Tennessee Gas Pipeline Co.
        8.375% due 06/15/32                           955              907
Time Warner Telecom, Inc.
       10.125% due 02/01/11                           665              279
Time Warner, Inc.
        7.975% due 08/15/04                           225              233
Times Mirror Co.
        7.450% due 10/15/09                           500              568
Toys R US, Inc.
        7.625% due 08/01/11                           200              171
Transcontinental Gas Pipe LN
        6.125% due 01/15/05                           400              376
        8.875% due 07/15/12                           550              536
Transocean, Inc.
        6.750% due 04/15/05                           215              229
TRW, Inc.
        6.625% due 06/01/04                         6,000            6,183
Union Pacific Corp.
        5.750% due 10/15/07                           845              912
        6.125% due 01/15/12                           415              448
Union Planters Corp.
        7.750% due 03/01/11                           450              516
United Technologies Corp.
        6.100% due 05/15/12                           280              312
US Bancorp/First Bank
   Series MTNJ
        6.875% due 12/01/04                           850              927
USA Interactive
        6.750% due 11/15/05                           555              546
UST, Inc.
        6.625% due 07/15/12                           195              208
USX Corp./Consolidated
        9.375% due 05/15/22                           545              682
        8.500% due 03/01/23                           490              565
Valero Energy Corp.
        6.125% due 04/15/07                           290              289
        6.875% due 04/15/12                           245              241
Valspar Corp.
        6.000% due 05/01/07                           435              461
Venture Holdings Co. LLC
       12.000% due 06/01/09                            80                2
Verizon Florida, Inc.
        6.125% due 01/15/13                           230              236
Verizon Wireless Capital LLC
        5.375% due 12/15/06                           515              505

                                                     Multistrategy Bond Fund 105

Multistrategy Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                         Principal       Market
                                                            Amount        Value
                                                             (000)        (000)
                                                               $            $
-------------------------------------------------------------------------------
Verizon/New England

     6.500% due 09/15/11                                        70           74
Vornado Realty Trust
     5.625% due 06/15/07                                       130          133
Wachovia Corp.
     7.550% due 08/18/05                                       875          986
Washington Mutual, Inc.
     8.250% due 04/01/10                                       155          180
Waste Management, Inc.
     7.000% due 07/15/28                                       460          412
Wells Fargo Bank NA
     7.550% due 06/21/10                                       250          294
Wendy's International, Inc.
     6.200% due 06/15/14                                       560          615
Western Atlas, Inc.
     7.875% due 06/15/04                                       160          173
Weyerhaeuser Co.
     6.750% due 03/15/12                                       215          225
Williams Cos., Inc.
   Series A
     7.500% due 01/15/31                                        75           41
     7.750% due 06/15/31                                       700          385
WorldCom, Inc. - WorldCom Group
     8.250% due 05/15/31 (o)                                   310           54
WRC Media, Inc./Weekly Reader Corp./
   JLC Learning Corp.
    12.750% due 11/15/09                                       175          159
Xcel Energy, Inc.
     7.000% due 12/01/10                                       340          279
York International Corp.
     6.625% due 08/15/06                                       230          251
Zions BanCorp.
     6.500% due 10/15/11                                       390          412
Zurich Capital Trust I
     8.376% due 06/01/37                                       590          523
                                                                        -------
                                                                        137,538
                                                                        -------
Emerging Markets Debt - 1.7%
Brazilian Government International Bond
     2.563% due 04/15/06 (e)                                   112           87
    11.000% due 01/11/12                                     1,100          641
     8.000% due 04/15/14                                     4,556        2,648
    11.000% due 08/17/40                                     2,200        1,194
Colombia Government International Bond
    10.000% due 01/23/12                                     1,580        1,426
    11.750% due 02/25/20                                       185          174
Ecuador Government International Bond
     6.000% due 08/15/30                                     2,235          922
Russia Government International Bond
     5.000% due 03/31/30                                     2,230        1,704
Venezuela Government International Bond
     2.875% due 12/18/07 (e)                                 1,310        1,039
YPF SA
     8.000% due 02/15/04                                     1,350        1,175
                                                                         ------
                                                                         11,010
                                                                         ------
International Debt - 6.6%
Abbey National PLC Step Up Bond
     6.700% due 06/29/49 ((p))                                 775          839
Abitibi-Consolidated, Inc.
     8.550% due 08/01/10                                        65           68
     8.850% due 08/01/30                                       125          120
AES Drax Energy, Ltd.
   Series B
    11.500% due 08/30/10                                       670           10
Ainsworth Lumber Co., Ltd.
    13.875% due 07/15/07                                       150          158
Amvescap PLC
     6.600% due 05/15/05                                       710          772
AXA
     8.600% due 12/15/30                                       270          274
Barclays Bank PLC
     6.860% due 09/29/49                                       390          372
Bowater Canada Finance
     7.950% due 11/15/11                                       180          176
British Telecommunications PLC
     3.121% due 12/15/03 (e)                                 3,400        3,401
     8.375% due 12/15/10                                       875        1,026
     8.875% due 12/15/30                                     1,040        1,252
Burlington Resources Finance Co.
     5.700% due 03/01/07                                       250          269
Conoco Funding Co.
     6.350% due 10/15/11                                     1,500        1,651
Den Norske Bank ASA
     7.729% due 06/29/49                                       890          989
Deutsche Telekom International Finance BV
     8.750% due 06/15/30                                       125          135
     9.250% due 06/01/32                                       190          224
El Salvador Government International Bond
     7.750% due 01/24/23                                     2,150        2,118
Fairfax Financial Holdings, Ltd.
     7.750% due 12/15/03                                       605          545
Falconbridge, Ltd.
     7.350% due 06/05/12                                       420          433
France Telecom
     8.700% due 03/01/06                                     1,300        1,390
     9.250% due 03/01/11                                     1,700        1,858
    10.000% due 03/01/31                                       380          427
Glencore Nickel, Ltd.
     9.000% due 12/01/14                                       305           67
Global Crossing Holding, Ltd.
     9.125% due 11/15/06 (o)                                   170            3
     8.700% due 08/01/07 (o)                                   145            2
Great Lakes Power, Inc.
     9.000% due 08/01/04                                       225          239
Grupo Iusacell SA de CV
   Series B
    10.000% due 07/15/04                                       750          428
Huntsman International LLC
    10.125% due 07/01/09                                        20           14

106 Multistrategy Bond Fund

Multistrategy Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                   Principal           Market
                                                     Amount            Value
                                                      (000)            (000)
                                                        $                $
--------------------------------------------------------------------------------
Inco, Ltd.
        7.750% due 05/15/12                             120              128
        7.200% due 09/15/32                              45               41
Intrawest Corp.
       10.500% due 02/01/10                             300              302
Laidlaw, Inc.
        7.875% due 04/15/05 (o)                         450              217
MDP Acquisitions PLC
        9.625% due 10/01/12                             430              441
Mexico (United Mexican States)
      Series B
        6.250% due 12/31/19                             800              784
Mexico Government International Bond
        9.875% due 02/01/10                             100              116
        8.375% due 01/14/11                             170              185
       11.375% due 09/15/16                             400              508
        8.125% due 12/30/19                           2,000            2,000
        8.000% due 09/24/22                             465              453
        8.300% due 08/15/31                             635              631
Mexico Government International Bond
      Value Recovery Rights
      Series B
        0.000% due 06/30/04 (AE)(e)                     600                2
National Westminster Bank PLC
      Step Up Bond
        7.750% due 04/29/49 ((p))                       600              680
Nexen, Inc.
        7.875% due 03/15/32                             650              657
Pearson PLC
        7.000% due 06/15/11                             180              199
Petroleos Mexicanos
        9.500% due 09/15/27                             200              210
Poland Government International Bond
        4.500% due 10/27/24                             750              660
Province of Quebec
        7.500% due 07/15/23                           1,510            1,816
Royal Bank of Scotland Group PLC
      Series 1
        9.118% due 03/31/49 ((p))                     2,650            3,217
        7.648% due 08/31/49 ((p))                       325              355
Royal KPN NV
        8.000% due 10/01/10                           1,910            2,133
Santander Central Hispano Issuances, Ltd.
        7.625% due 09/14/10                             140              149
Santander Financial Issuances
        6.800% due 07/15/05                             155              161
        6.375% due 02/15/11                             130              123
Sappi Papier Holding AG
        6.750% due 06/15/12                             750              807
Singapore Telecommunications, Ltd.
        6.375% due 12/01/11                             325              344
        7.375% due 12/01/31                           1,100            1,143
Standard Chartered Bank
        8.000% due 05/30/31                             580              603
Stora Enso Oyj
        7.375% due 05/15/11                             585              664
Thomson Corp. (The)
        5.750% due 02/01/08                             680              727
TPSA Finance BV
        7.750% due 12/10/08                             240              226
Tyco International Group SA
        6.375% due 10/15/11                           1,315            1,105
XL Capital Europe PLC
        6.500% due 01/15/12                             625              643
                                                                   ---------
                                                                      41,690
                                                                   ---------
Mortgage-Backed Securities - 54.0%
ARC Net Interest Margin Trust
      Series 2002-5A Class A
        7.750% due 07/27/32                             143              141
Bank of America Mortgage Securities
      Series 2002-3 Class 1B4
        6.500% due 03/25/32                             308              277
Centex Home Equity
      Series 2001-B Class A1
        4.930% due 11/25/16                              78               78
Chase Mortgage Finance Corp.
      Series 2002-A1 Class 1A1
        6.214% due 12/25/29 (E)                         536              565
Citicorp Mortgage Securities, Inc.
      Series 2002-4 Class B4
        5.293% due 03/25/32                             347              307
Conseco Finance
      Series 2000-C Class A
        2.173% due 12/15/29 (E)                       1,346            1,339
Countrywide Asset-Backed Certificates
      Series 2000-2 Class AV1
        2.060% due 06/25/31 (E)                         685              684
Countrywide Home Loans
      Series 2002-12 Class 1A20
        6.500% due 08/25/32                             416              426
CS First Boston Mortgage Securities Corp.
      Series 2001-S18 Class A2
        2.180% due 08/25/31 (E)                       1,765            1,755
      Series 2002-10 Class 2A1
        7.500% due 05/25/32                             893              939
      Series 2002-18 Class 1AIO
        7.500% due 06/25/32                           1,400              196
      Series 2002-22 Class 1AIO
        8.000% due 07/25/32                           1,800              266
DLJ Mortgage Acceptance Corp.
      Series 1996-Q5 Class A1
        2.330% due 06/25/26 (E)                         225              225
Federal Home Loan Mortgage Corp.
      15 Year TBA
        5.500% (o)                                      950              973
      30 Year TBA Gold
        6.000% (o)                                    2,550            2,602
      15 Year Gold TBA
        6.000% (o)                                      375              390
        6.500% (o)                                   19,570           20,286

                                                     Multistrategy Bond Fund 107

Multistrategy Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                     Principal    Market
                                                       Amount     Value
                                                        (000)     (000)
                                                         $          $
-----------------------------------------------------------------------
   Series 2001-2346 Class PC
     6.500% due 12/15/13                                  240       251
     8.000% due 2020                                    1,085     1,161
   11.000% due 2020                                       265       308
   Series 1991-1037 Class Z
     9.000% due 02/15/21                                  303       322
   Series 2002-2432 Class PI
     6.000% due 04/15/23                                1,998       152
   Series 1994-1707 Class S
     6.988% due 03/15/24 (e)                              898       118
     8.500% due 2025                                      248       266
   Series 2000-2240 Class S
     7.300% due 04/15/25 (e)                              492        29
     8.500% due 2027                                    1,226     1,316
     7.500% due 2029                                    1,626     1,719
     7.500% due 2030                                      572       605
     7.835% due 2030 (e)                                  136       141
     8.000% due 2030                                       72        77
     8.500% due 2030                                    2,850     3,047
   Series 2000-2247 Class SC
     5.700% due 08/15/30 (e)                              601        46
   Series 2000-2266 Class F
     2.250% due 11/15/30 (e)                            1,601     1,608
     7.500% due 2031                                      700       740
     8.000% due 2031                                      526       562
     7.000% due 2032                                    3,045     3,180
     7.500% due 2032                                    2,659     2,810
Federal Home Loan Mortgage Corp.
   STRIP Interest
   Series 1998-191 Class IO
     8.000% due 01/01/28                                  250        41
   Series 2000-207 Class IO
     7.000% due 04/01/30                                  479        61
   Series 2001-215 Class IO
     8.000% due 06/01/31                                  530        80
Federal Home Loan Mortgage Corp.
   Structured Pass Through Securities
   Series 2002-42 Class A1
     4.750% due 02/25/42                                  489       490
Federal National Mortgage Association
     5.500% 15 Year TBA(o)                              1,000     1,031
     6.000% 15 Year TBA (o)                            65,860    68,153
     6.500% 15 Year TBA (o)                            26,620    27,557
     7.000% 15 Year TBA (o)                            16,600    17,336
     7.500% 15 Year TBA (o)                             4,965     5,249
     5.500% 30 Year TBA (o)                            11,505    11,592
     6.000% 30 Year TBA (o)                             5,850     5,965
     8.000% 30 Year TBA (o)                               700       748
    10.000% due 2005                                       18        19
   Series 2002-18 Class PG
     5.500% due 06/25/08                                  482       491
     6.000% due 2009                                       62        65
     6.000% due 2014                                       21        22
     5.500% due 2016                                      514       531
     6.000% due 2016                                    7,780     8,112
    11.000% due 2016                                     336        387
     5.500% due 2017                                   11,486    11,858
     6.000% due 2017                                   19,545    20,378
     6.500% due 2017                                    3,799     3,988
   Series 1992-10 Class ZD
     8.000% due 11/25/21                                2,341     2,665
     6.072% due 2023 (e)                                  214       222
     5.192% due 2026 (e)                                1,048     1,086
     9.000% due 2026                                      254       281
   Series 2002-70 Class QD
     5.500% due 06/25/26                                  515       546
     7.500% due 2027                                      315       335
   Series 1997-68 Class SC
     6.656% due 05/18/27 (e)                              844        90
     7.500% due 2029                                    1,007     1,067
   Series 2002-50 Class SC
     6.270% due 12/25/29 (e)                            1,506       101
     7.500% due 2030                                    4,973     5,261
     8.000% due 2030                                    4,143     4,431
     8.500% due 2030                                    2,594     2,778
     9.500% due 2030                                      496       550
     7.500% due 2031                                    5,152     5,455
     8.000% due 2031                                    2,815     3,010
     8.500% due 2031                                    5,761     6,167
   Series 2001-4 Class SA
     5.735% due 02/17/31 (e)                            1,059       114
     6.000% due 2032                                      522       537
     6.500% due 2032                                      427       443
     7.000% due 2032                                      907       952
     7.500% due 2032                                    2,897     3,064
     3.814% due 2040 (e)                                3,333     3,443
Federal National Mortgage Association
   STRIP Interest
   Series 1997-281 Class 2
     9.000% due 11/01/26                                  251        44
   Series 2000-306 Class IO
     8.000% due 05/01/30                                  551        86
   Series 2001-317 Class 2
     8.000% due 08/01/31                                1,259       206
   Series 2002-320 Class 2
     7.000% due 03/01/32                                  731       102
Federal National Mortgage Association
   STRIP Principal
   Series 2001-317 Class 1
     0.000% due 08/01/31                                1,344     1,219
Federal National Mortgage Association
   Whole Loan
   Series 2002-W1 Class 2AIO
     0.640% due 04/25/42                               19,542       406
   Series 2002-W4 Class A1
     4.500% due 05/25/42                                  752       752
   Series 2002-W6 Class 2AIO
     0.412% due 06/25/42                               16,801       252

108 Multistrategy Bond Fund

Multistrategy Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                  Principal         Market
                                                     Amount          Value
                                                      (000)          (000)
                                                        $              $
--------------------------------------------------------------------------
First Nationwide Trust
   Series 2000-2 Class IB3
        7.500% due 12/19/30                             147            157
   Series 2001-4 Class 3A5
        2.430% due 09/25/31 (e)                       1,977          1,981
First Union National Bank
   Commercial Mortgage
   Series 2002-C1 Class A2
        6.141% due 02/12/34                             365            399
First Union-Lehman Brothers-
   Bank of America
   Series 1998-C2 Class A2
        6.560% due 11/18/35                           1,280          1,436
Government National Mortgage Association
        6.000% 30 Year TBA (o)                        1,875          1,921
        6.500% 30 Year TBA (o)                        2,500          2,603
        7.000% 30 Year TBA (o)                        3,400          3,570
        6.000% due 2025 (e)                             202            209
   Series 2002-62 Class B
        4.763% due 01/16/25                             325            335
   Series 2002-61 Class BA
        4.648% due 03/16/26                             325            327
   Series 1999-27 Class SE
        6.795% due 08/16/29 (e)                         749             88
   Series 1999-44 Class SA
        6.745% due 12/16/29 (e)                       1,017            121
   Series 2001-46 Class SA
        5.775% due 09/16/31 (e)                         839             58
Government National Mortgage Association I
        6.000% 30 Year TBA (o)                        1,300          1,343
        6.500% 30 Year TBA (o)                        4,000          4,156
       10.000% due 2022                                 261            299
        9.500% due 2023                               1,169          1,315
       10.000% due 2025                                 385            441
        6.500% due 2028                               1,396          1,457
        7.000% due 2028                                  51             54
        6.000% due 2029                               8,799          9,132
        6.500% due 2030                                 590            615
        6.500% due 2031                               2,295          2,392
        7.000% due 2031                               2,349          2,467
        7.500% due 2031                               1,131          1,203
        6.500% due 2032                               1,963          2,046
Government National Mortgage
   Association II
        5.375% due 2023 (e)                             400            413
        6.625% due 2023 (e)                             172            178
        6.750% due 2023 (e)                             116            120
        6.625% due 2024 (e)                             755            781
        6.750% due 2024 (e)                             735            758
        5.375% due 2025 (e)                           1,203          1,240
        6.625% due 2025 (e)                              84             87
        6.750% due 2025 (e)                              57             59
        6.625% due 2026 (e)                             434            449
        8.500% due 2026                                 458            497
        5.375% due 2027 (e)                             615            634
        6.750% due 2027 (e)                           1,106          1,139
        6.000% due 2029                               5,967          6,177
        6.000% due 2029 (e)                           3,026          3,116
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A2
        6.365% due 12/15/28                           1,300          1,433
Merrill Lynch Mortgage Trust
   Series 2002-MW1 Class J
        5.695% due 07/12/34                             365            300
Morgan Stanley Dean Witter Capital I
   Series 2001-NC1N Class N
       12.750% due 10/25/31                             244            244
   Series 2001-NC3N Class N
       12.750% due 10/25/31                             314            314
Nationslink Funding Corp.
   Series 1999-SL Class A4
        6.654% due 11/10/30                             500            543
Option One Mortgage Securities Corp.
   NIM Trust
   Series 2002-2A Class CFTS
        8.830% due 06/26/32                             442            442
PNC Mortgage Securities Corp.
   Series 2000-4 Class CB3
        6.820% due 06/25/30                             140            144
   Series 2000-4 Class CB2
        6.820% due 06/25/30                             252            260
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
        5.750% due 04/25/05                           3,690            282
Residential Funding Mortgage Securities I
   Series 1997-S6 Class A5
        7.000% due 05/25/12                               6              6
Salomon Brothers Mortgage Securities VII
   Series 1994-16 Class A
        6.510% due 08/25/24                             121            122
   Series 1999-NC3 Class A
        2.180% due 07/25/29 (e)                         221            218
   Series 1999-NC4 Class A
        2.230% due 09/25/29 (e)                         421            420
Vendee Mortgage Trust
   Series 2000-1 Class 2G
        7.250% due 06/15/09                             330            362
   Series 2002-1 Class 2IO
        0.250% due 08/15/31                          38,328            471
Wachovia Bank Commercial Mortgage Trust
   Series 2002-C1 Class H
        6.290% due 04/15/34                             465            419
   Series 2002-C1 Class J
        6.290% due 04/15/34                             355            309
Washington Mutual Mortgage Securities Corp.
   Series 2001-2 Class B3
        7.190% due 01/25/31                             381            396
                                                               -----------
                                                                   342,184
                                                               -----------

                                                     Multistrategy Bond Fund 109

Multistrategy Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                     Principal          Market
                                                       Amount           Value
                                                        (000)           (000)
                                                          $               $
--------------------------------------------------------------------------------
Municipal Bonds - 0.3%
Clark County Nevada General
   Obligation Limited, weekly demand
     5.000% due 06/01/32 (u)                             1,900            1,868
                                                                       --------
United States Government
Agencies - 3.9%
Federal Home Loan Mortgage Corp.
     3.250% due 01/15/04                                 1,640            1,672
     6.625% due 09/15/09                                 1,765            2,052
     6.875% due 09/15/10                                 2,820            3,320
     6.750% due 03/15/31                                 1,400            1,614
     6.250% due 07/15/32                                   370              401
Federal Housing Authority
     7.430% due 07/01/22                                 1,501            1,550
Federal National Mortgage Association
     5.000% due 01/20/07                                   930              967
     6.250% due 03/22/12                                 1,450            1,561
     6.250% due 05/15/29                                   650              698
Financing Corp. STRIP Principal
     0.000% due 05/11/18                                 3,495            1,430
     0.000% due 12/06/18                                 1,775              695
     0.000% due 12/27/18                                 6,085            2,373
     0.000% due 04/05/19                                 1,445              553
     0.000% due 09/26/19                                   990              366
Financing Corp.
   Series 15P
   Zero Coupon due 03/07/19                                825              317
Residual Funding - STRIP Principal
     0.000% due 10/15/20                                   400              143
Small Business Administration
     7.449% due 08/01/10                                   544              617
     7.500% due 04/01/17                                 3,846            4,371
                                                                       --------
                                                                         24,700
                                                                       --------
United States Government
Treasuries - 10.7%
United States Inflation-Indexed
   Treasury Notes
     3.500% due 01/15/11                                   623              677
United States Treasury Inflation
   Indexed Bonds
     3.625% due 01/15/08                                 1,823            1,976
     3.875% due 01/15/09                                   220              243
     4.250% due 01/15/10                                   215              242
     3.375% due 01/15/12                                   204              220
     3.000% due 07/15/12                                   874              919
     3.875% due 04/15/29                                 4,177            4,825
     3.375% due 04/15/32                                   499              541
United States Treasury Note
     6.000% due 08/15/04                                 1,800            1,939
     7.875% due 11/15/04                                10,450           11,732
     6.750% due 05/15/05                                 3,000            3,356
     3.500% due 11/15/06                                 1,600            1,659
     6.000% due 08/15/09                                   230              266
     6.500% due 02/15/10                                 6,750            8,022
     5.000% due 02/15/11                                 2,275            2,481
     4.375% due 08/15/12                                 2,360            2,450
     7.250% due 05/15/16                                   700              884
     7.500% due 11/15/16                                 9,000           11,602
     8.750% due 05/15/17                                   400              569
     8.125% due 08/15/19                                 7,075            9,676
     6.000% due 02/15/26                                   725              811
     5.500% due 08/15/28                                 1,400            1,469
     5.375% due 02/15/31                                   855              902
United States Treasury STRIP Principal
     0.000% due 11/15/27                                   900              230
                                                                       --------
                                                                         67,691
                                                                       --------
Total Long-Term Investments
(cost $642,544)                                                         649,856
                                                                       --------
                                                      Notional
                                                       Amount
                                                        (000)
                                                          $
                                                     ---------
Options Purchased - 0.0%
(Number of Contracts)
Eurodollar Futures
   Dec 2002 94.25 Put (35)                               8,247               --
   Dec 2002 96.50 Put (130)                             31,363                1
   Dec 2002 97.75 Put (11)                               2,688               --
                                                                       --------
Total Options Purchased
(cost $3)                                                                     1
                                                                       --------
                                                       Number
                                                         of
                                                       Shares
                                                     ---------
Preferred Stocks - 0.3%
Financial Services - 0.3%
California Federal                                          39            1,020
Preferred Capital Centaur Funding Corp.                    900              784
                                                                       --------
Total Preferred Stocks
(cost $1,906)                                                             1,804
                                                                       --------

                                                     Principal
                                                       Amount
                                                        (000)
                                                          $
                                                     ---------
Short-Term Investments - 26.0%
ABN AMRO Bank Canada
     1.750% due 01/21/03 (c)(y)                          2,300            2,289
AON Corp.
     2.775% due 01/15/03                                   310              308
Bundesschatzanweisungen
     4.250% due 03/14/03                             EUR 3,534            3,514
DaimlerChrysler Financial Services
   North America LLC
   Series MTNR
     1.965% due 03/10/03 (e)                             1,000              997

110 Multistrategy Bond Fund

Multistrategy Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                        Principal        Market
                                                         Amount           Value
                                                         (000)            (000)
                                                           $                $
--------------------------------------------------------------------------------
DaimlerChrysler NA Holding Corp.
   Series MTNC
     2.000% due 08/21/03 (e)                               3,000         2,984
Danske Corp.
     1.750% due 12/19/02 (c)(y)                              700           698
Federal Home Loan Bank Discount Notes
     1.660% due 11/14/02 (c)(y)                           13,150        13,142
Federal Home Loan Mortgage
   Association Discount Notes
     1.670% due 11/14/02 (c)(y)                           13,150        13,142
Ford Motor Credit Co.
     2.340% due 06/23/03 (e)                               2,175         2,125
Frank Russell Investment Company
   Money Market Fund (c)                                 103,468       103,468
French Treasury Note
     5.000% due 01/12/03                             EUR   3,534         3,512
General Motors Acceptance Corp.
     2.170% due 12/19/02 (e)                                 900           899
     1.858% due 08/18/03 (e)                               1,900         1,860
Golden State Bancorp, Inc.
     7.000% due 08/01/03                                     125           128
International Paper Co.
     8.000% due 07/08/03                                     600           622
Interpool, Inc.
     6.625% due 03/01/03                                     140           140
Italy Buoni Poliennali Del Tesoro
     4.500% due 01/15/03                             EUR   3,534         3,509
Niagara Mohawk Power Corp.
     6.875% due 04/01/03                                     375           381
Northern States Power-Minnesota
     5.875% due 03/01/03                                     580           578
Public Service Co. of Colorado
   Series 6
     6.000% due 04/15/03                                     580           577
Svenska Handlsbn
     1.750% due 12/16/02 (c)(y)                              300           299
UBS Finance, Inc. Yrs 3&4
   Commercial Paper
     1.750% due 12/18/02 (c)(y)                            8,100         8,080
United States Treasury Bill
     1.626% due 11/21/02 (c)(y)(s)                            25            25
     1.520% due 11/29/02 (c)(y)(s)                            35            35
     1.560% due 11/29/02 (c)(y)(s)                            20            20
     1.580% due 11/29/02 (c)(y)(s)                            30            30
     1.585% due 11/29/02 (c)(y)(s)                           200           200
     1.595% due 11/29/02 (c)(y)(s)                            20            20
     1.621% due 11/29/02 (c)(y)(s)                            45            45
     1.640% due 11/29/02 (c)(y)(s)                            10            10
     1.650% due 11/29/02 (c)(y)(s)                            50            50
     1.660% due 11/29/02 (c)(y)(s)                            10            10
     1.670% due 11/29/02 (c)(y)(s)                           789           788
     1.610% due 12/26/02 (c)(y)(s)                            25            25
     1.610% due 01/16/03 (c)(y)(s)                           250           250
     1.550% due 01/23/03 (c)(y)(s)                            50            50
     1.475% due 01/30/03 (c)(y)(s)                            25            25
     1.490% due 03/27/03 (c)(y)                               99            99
     1.610% due 03/27/03 (c)(y)                              248           248
                                                                    ----------
Total Short-Term Investments
(cost $164,711)                                                        165,182
                                                                    ----------
Warrants - 0.0%
International Debt - 0.0%
Mexico Government International Bond
   2003 Warrants (AE)                                    615,000             2
                                                                    ----------
Materials and Processing - 0.0%
Solutia, Inc.
   2009 Warrants (AE)                                        850             7
                                                                    ----------
Total Warrants
(cost $ 106)                                                                 9
                                                                    ----------
Total Investments - 128.8%
(identified cost $809,270)                                             816,852

Other Assets and Liabilities,
Net - (28.8%)                                                         (182,688)
                                                                    ----------
Net Assets - 100.0%                                                    634,164
                                                                    ==========

  See accompanying notes which are an integral part of the financial statements.

                                                     Multistrategy Bond Fund 111

Multistrategy Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                                   Unrealized
                                                     Notional     Appreciation
                                                      Amount     Depreciation)
Futures Contracts                                      (000)          (000)
(Number of Contracts)                                     $             $
--------------------------------------------------------------------------------
Long Positions
Euribor Futures (UK)
   expiration date 03/03 (479)                          7,048               82

Euribor Futures (UK)
   expiration date 06/03 (2)                              486                1

Eurodollar Futures
   expiration date 06/03 (14)                           3,445               35

Eurodollar Futures
   expiration date 09/03 (3)                              736               24

Eurodollar Futures
   expiration date 03/04 (1)                              244                8

Germany, Federal Republic
   5 Year Bonds
   expiration date 12/02 (140)                         15,315               66

Germany, Federal Republic
   10 Year Bonds
   expiration date 12/02 (43)                           4,791                7

United States Treasury Bonds
   expiration date 12/02 (39)                           4,315              (47)

United States Treasury 2 Year Notes
   expiration date 12/02 (35)                           7,531              109

United States Treasury 10 Year Notes
   expiration date 12/02 (38)                           4,192               80

Short Positions
Euribor Futures (UK)
   expiration date 03/03 (517)                            149                8

Euribor Futures (UK)
   expiration date 06/03 (12)                               4                2

Euribor Futures (UK)
   expiration date 12/03 (12)                               6                2

Euribor Futures (Luxembourg)
   expiration date 12/03 (11)                               9                2

Eurodollar Futures
   expiration date 03/03 (4)                              986               (4)

Eurodollar Futures
   expiration date 06/03 (4)                              984               (5)

Eurodollar Futures
   expiration date 09/03 (4)                              982               (6)

Eurodollar Futures
   expiration date 12/03 (4)                              978               (7)

Eurodollar Futures
   expiration date 03/04 (4)                              975               (6)

United States Treasury Bonds
   expiration date 12/02 (63)                           6,958               (4)

United States Treasury 2 Year Notes
   expiration date 12/02 (10)                           2,152              (12)

United States Treasury 5 Year Notes
   expiration date 12/02 (274)                         31,163             (573)

United States Treasury 10 Year Notes
   expiration date 12/02 (176)                         20,191             (250)
                                                                    ----------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                    (488)
                                                                    ==========

                                                     Notional          Market
                                                      Amount            Value
Options Written                                        (000)            (000)
(Number of Contracts)                                    $                $
--------------------------------------------------------------------------------
Eurodollar Futures
   Jun 2003 98.75 Call (66)                            16,294             (28)
   Dec 2002 96.00 Put (3)                                 720              --
   Dec 2002 96.50 Put (250)                            60,313              (2)
   Jun 2003 97.50 Put (33)                              8,044              (6)
   Jun 2003 98.00 Put (12)                              2,940              (5)
Three Month LIBOR Swap
   Oct 2003 3.14 Call (1)                               4,000            (195)
   Oct 2003 6.00 Call (1)                               1,200             (96)
   Oct 2003 6.00 Put (1)                                1,200             (31)
   Oct 2003 6.70 Put (1)                                4,000             (71)
United States Treasury Notes
   10 Year Futures
   Nov 2002 110.00 Put (30)                             3,300              (2)
                                                                    ---------
Total Liability for Options Written
(premiums received $605)                                                 (436)
                                                                    =========

Forward Foreign Currency Exchange Contracts
--------------------------------------------------------------------------------
                                                                   Unrealized
                                                                 Appreciation
    Amount               Amount                                 (Depreciation)
     Sold                Bought          Settlement                  (000)
     (000)               (000)              Date                       $
---------------    ---------------       -----------            --------------
USD         374    EUR         380        11/08/02                          2
USD          89    ZAR       1,147        01/21/03                         22
EUR       2,444    USD       2,409        11/08/02                        (10)
EUR       3,561    USD       3,492        11/08/02                        (34)
ZAR       1,147    USD          93        01/21/03                        (19)
                                                                -------------

                                                                          (39)
                                                                =============

See accompanying notes which are an integral part of the financial statements.

112 Multistrategy Bond Fund

Multistrategy Bond Fund
Statement of Net Assets, continued--October 31, 2002

Index Swaps
--------------------------------------------------------------------------------------------------------------------
                                                                                                          Unrealized
                                                  Notional                                               Appreciation
                                                   Amount                                               (Depreciation)
                                    Counter        (000)                                 Termination         (000)
     Underlying Security             Party           $          Floating Rate               Date               $
-------------------------------  ------------   -----------   ------------------        -------------  --------------
Bear Stearns High Yield                                       1 Month USD LIBOR-
Total Return Index               Bear Stearns      3,160      plus 2.25%                   12/31/02                (15)

Bear Stearns High Yield                                       1 Month USD LIBOR-
Total Return Index               Bear Stearns      1,350      plus 0.50%                   01/01/03                 (5)

Bear Stearns High Yield                                       1 Month USD LIBOR-
Total Return Index               Bear Stearns      1,360      plus 2.07%                   02/01/03                 (6)

Bear Stearns High Yield                                       1 Month USD LIBOR-
Total Return Index               Bear Stearns      1,030      plus 0.35%                   04/03/03                 27

Bear Stearns High Yield                                       1 Month USD LIBOR-
Total Return Index               Bear Stearns      2,820      plus 0.575%                  08/31/03                 (9)

Bear Stearns High Yield                                       1 Month USD LIBOR-
Total Return Index               Bear Stearns      1,490      plus 1.85%                   10/31/03                 (7)

Lehman Brothers CMBS ERISA                                    1 Month USD LIBOR-
Eligible Total Return Index      Lehman Brothers   1,930      minus 0.25%                  10/31/02                  1

Lehman Brothers CMBS ERISA                                    1 Month USD LIBOR-
Eligible Total Return Index      Lehman Brothers   2,940      minus 0.35%                  01/31/03                  2

Lehman Brothers High Yield                                    1 Month USD LIBOR-
Total Return Index               Lehman Brothers     900      plus 0.65%                   06/30/03                 (9)

Lehman Brothers High Yield                                    1 Month USD LIBOR-
Total Return Index               Lehman Brothers   1,080      plus 0.75%                   08/31/03                (11)

Lehman Brothers MBS Fixed Rate                                1 Month USD LIBOR-
Total Return Index               Lehman Brothers   2,010      minus 0.08%                  12/01/02                  5
                                                                                                       ---------------
                                                                                                                   (27)
                                                                                                       ===============

Interest Rate Swaps
-------------------------------------------------------------------------------------------------------------------
                                                                                                         Market
   Notional                                                                                              Value
    Amount                                                                            Termination        (000)
     (000)                       Fund Receives               Fund Pays                   Date              $
----------------               -----------------         -----------------          ---------------   -------------
USD        8,500               Three Month LIBOR               6.00%                   12/18/12              (1,022)
                                                                                                      -------------
Total Market Value of Interest Rate Swaps
   premiums paid (received) - ($459)                                                                         (1,022)
                                                                                                      =============

                                                     Multistrategy Bond Fund 113

Tax Exempt Bond Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: To provide a high level of federal tax-exempt current income by investing primarily in a diversified portfolio of investment grade municipal securities.

Invests in: Investment grade municipal obligations with an average duration typically ranging within 10% of the duration of the Fund's benchmark index.

Strategy: The Fund concentrates on investment opportunities in the tax-free, investment grade municipal debt securities market.

                                     [GRAPH]

Tax Exempt Bond Fund - Class S
-----------------------------------------------------------
   Periods Ended      Growth of                  Total
      10/31/02         $10,000                  Return
------------------   -----------            ---------------
1 Year               $ 10,477                    4.77%
5 Years              $ 12,677                    4.86%(S)
10 Years             $ 15,769                    4.66%(S)


Tax Exempt Bond Fund - Class E++
-----------------------------------------------------------
   Periods Ended      Growth of                  Total
     10/31/02          $10,000                  Return
-----------------    -----------            ---------------
1 Year               $ 10,454                    4.54%
5 Years              $ 12,571                    4.68%(S)
10 Years             $ 15,636                    4.57%(S)


Tax Exempt Bond Fund - Class C++++
-----------------------------------------------------------
   Periods Ended      Growth of                  Total
     10/31/02          $10,000                  Return
-----------------    -----------            ---------------
1 Year               $ 10,384                    3.84%
5 Years              $ 12,246                    4.13%(S)
10 Years             $ 15,233                    4.30%(S)


Salomon Smith Barney 3-Month Treasury Bill Index
-----------------------------------------------------------
   Periods Ended      Growth of                  Total
     10/31/02          $10,000                  Return
-----------------    -----------            ---------------
1 Year               $ 10,185                    1.85%
5 Years              $ 12,416                    4.42%(S)
10 Years             $ 15,570                    4.53%(S)

Performance Review
For the year ended October 31, 2002, the Tax Exempt Bond Fund Class S, Class E, and Class C shares reflected total returns of 4.77%, 4.54%, and 3.84% respectively. This compared to a 4.90% return for the Lehman Brothers Municipal 1-10 Year Index. The lag in performance was primarily due to the Fund's yield curve positioning and some exposure to lower quality issues.

Market and Portfolio Highlights
The municipal bond market was influenced by both the treasury market and by investor disenchantment with the equity market. Municipal yields followed treasury yields, rising in the first five months of the fiscal year followed by declines for the remainder of the period. As the equity market declined, investors sought safety in municipal bonds. Thus, despite rating agencies' placement of several states on watch lists for potential credit downgrades and a marked increase in new issues over the prior year, demand remained strong.

The Fund began the fiscal year with a longer duration versus its benchmark, and positioned the portfolio in anticipation of a flattening yield curve. As rates initially rose across the yield curve, the Fund's longer-than-benchmark average maturity detracted from returns. By the third quarter, however, this strategy

114 Tax Exempt Bond Fund

Tax Exempt Bond Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

was rewarded as rates began to drop at the long end of the curve, causing the overall curve to flatten.

The Fund's underweight throughout the period to the two biggest states in terms of issuance, New York and California, was beneficial in November and December 2001 as offerings from both states risked credit rating downgrades. Yet, results from this strategy were neutral by the end of the period, as the performance of the two states' municipal bonds fluctuated according to their own political situations, often offsetting each other.

The Fund's sector overweight and issue selection within the lower-quality revenue sector aided returns in the first eight months of the period. The hospital segment of the revenue sector in particular was overweighted in the second quarter of 2002 which contributed positive performance to the Fund. Yet this strategy was a main detractor in the third quarter of 2002, as higher quality debt such as general obligation and pre-refunded issues outperformed the revenue sector in a flight to quality witnessed across a variety of markets.

Municipal bonds experienced greater demand compared to the prior fiscal year as investors sought safety and secure yields. Higher quality issues outperformed during the period. The Fund was overweight in lower quality issues, which hindered results for the period.

   Top Ten Issuing States
   (as a percent of Total Investments)         October 31, 2002
New York                                           10.8%
Texas                                               7.6
Illinois                                            6.4
Indiana                                             5.6
Michigan                                            5.0
California                                          4.9
Florida                                             4.5
Georgia                                             4.3
New Jersey                                          3.7
Washington                                          3.5


Portfolio Characteristics

                                                           October 31, 2002
Weighted Average Quality Diversification                                 AA2
Weighted Average Years-to-Maturity                                 7.8 Years
Weighted Average Duration                                          4.8 Years
Current Yield (SEC 30-day standardized)
     Class S                                                            2.8%
     Class E                                                            2.6%
     Class C                                                            1.9%
Number of Issues                                                         257
Number of Issuers                                                        203

Money Managers

MFS Institutional Advisors, Inc.
Standish Mellon Asset Management Company, LLC

                         ______________________________

* Tax Exempt Bond Fund Class S assumes initial investment on November 1, 1992. The inception date for the Fund's benchmark, the Lehman Brothers Municipal 1-10 Year Index, is July 1, 1993, and therefore is not on the line graph or in the performance tables. The Salomon Smith Barney 3-Month Treasury Bill is used for historical comparative purposes on the accompanying exhibits.
** Salomon Smith Barney 3-Month Treasury Bill Index consists of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value.
++ Tax Exempt Bond Fund Class S performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.
++++ Tax Exempt Bond Fund Class S and Class E performance has been linked with
     Class C to provide historical perspective. From March 29, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.
     Lehman Brothers Municipal 1-10 Year is an index, with income reinvested, representative of municipal bonds with maturities ranging from 1-10 years.
(S)  Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                        Tax Exempt Bond Fund 115

Tax Exempt Bond Fund

Statement of Net Assets--October 31, 2002

                                                                                         Principal
                                                                                          Amount               Date         Value
                                                                                           (000)   Rate         of          (000)
                                                                                             $       %        Maturity        $
----------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds - 98.1%
Alabama - 1.6%
Birmingham Jefferson Civic Center Authority Special Tax (u)                                 425    5.250      01/01/05         453
Huntsville Health Care Authority Revenue Bonds                                              200    4.000      06/01/03         202
Huntsville Health Care Authority Revenue Bonds                                              200    5.250      06/01/05         210
Jefferson County Alabama General Obligation Unlimited (u)                                   500    5.000      04/01/10         545
Marshall County Health Care Authority Revenue Bonds                                         155    4.500      01/01/05         160
Marshall County Health Care Authority Revenue Bonds                                         160    4.500      01/01/06         166
Mobile County Board of School Commissioners General Obligation Unlimited,
   weekly demand (u)                                                                        375    5.000      03/01/12         406
Tuscaloosa Alabama General Obligation Unlimited                                             340    5.000      02/15/07         370
                                                                                                                            ------
                                                                                                                             2,512
                                                                                                                            ------

Alaska - 0.8%
Alaska Housing Finance Corp. Revenue Bonds (u)                                              505    4.550      12/01/02         506
Anchorage Alaska General Obligation Unlimited, weekly demand (u)                            500    5.750      12/01/16         558
Valdez Alaska Revenue Bonds (E)                                                             300    3.100      05/01/31         300
                                                                                                                            ------
                                                                                                                             1,364
                                                                                                                            ------

Arizona - 4.1%
Arizona State Transportation Board Revenue Bonds (u)                                        500    5.750      07/01/04         533
Arizona State Transportation Board Revenue Bonds, weekly demand                             500    5.250      07/01/12         558
Phoenix Civic Improvement Corp. Revenue Bonds (u)                                           250    5.500      07/01/07         280
Phoenix Civic Plaza Building Corp. Revenue Bonds, weekly demand                           1,000    5.900      07/01/10       1,092
Salt River Project Agricultural Improvement & Power District Revenue Bonds                  500    5.500      01/01/05         538
Salt River Project Agricultural Improvement & Power District Revenue Bonds                  750    5.000      01/01/11         823
Salt River Project Agricultural Improvement & Power District Revenue Bonds                  680    6.000      01/01/08         779
Salt River Project Agricultural Improvement & Power District Revenue Bonds                1,320    6.000      01/01/08       1,503
University of Arizona Certificates Participation Revenue Bonds (u)                          430    5.000      06/01/06         468
                                                                                                                            ------
                                                                                                                             6,574
                                                                                                                            ------

Arkansas - 0.1%
Fayetteville Arkansas Revenue Bonds                                                         200    3.200      06/01/07         201
                                                                                                                            ------

California - 4.9%
Abag Finance Authority for Nonprofit Corps. Certificate of Participation,
   weekly demand                                                                             600  5.700      08/15/14         636
California Housing Finance Agency Revenue Bonds, weekly demand (u)                         1,000  5.850      08/01/16       1,053
California State General Obligation Unlimited                                              1,000  6.600      02/01/10       1,170
California State General Obligation Unlimited                                              1,000  5.000      10/01/11       1,085
California State General Obligation Unlimited (u)                                            750  5.750      10/01/10         862
California Statewide Communities Development Authority Revenue Bonds (e)                   1,000  5.200      12/01/29       1,056
California Statewide Communities Development Authority Revenue Bonds,
   semi-annual demand (E)                                                                    900  4.350      11/01/36         925
San Diego County Regional Transportation Commission Revenue Bonds,
   weekly demand                                                                             685  7.000      04/01/06         701
Southern California Public Power Authority Revenue Bonds (u)                                 405  5.375      01/01/12         457
                                                                                                                            ------
                                                                                                                            7,945
                                                                                                                            ------

116 Tax Exempt Bond Fund

Tax Exempt Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                                                  Principal
                                                                                    Amount                Date            Value
                                                                                    (000)     Rate         of             (000)
                                                                                      $         %        Maturity            $
----------------------------------------------------------------------------------------------------------------------------------
Colorado - 1.6%
Colorado Department of Transportation Revenue Bonds (u)                                265    6.000      06/15/08            305
Colorado Health Facilities Authority Revenue Bonds, weekly demand                      200    6.625      02/01/13            205
Colorado Housing & Finance Authority Revenue Bonds                                     143    4.500      11/01/05            144
Colorado Housing & Finance Authority Revenue Bonds (E)                                 150    6.300      08/01/16            161
Colorado Housing & Finance Authority Revenue Bonds, semi-annual demand                 265    6.300      08/01/12            289
Colorado Housing & Finance Authority Revenue Bonds, weekly demand                      300    7.250      04/01/10            322
Colorado Housing & Finance Authority Revenue Bonds, weekly demand                      160    6.700      10/01/16            170
Denver Health & Hospital Authority Revenue Bonds                                     1,000    5.000      12/01/04          1,035
                                                                                                                         -------
                                                                                                                           2,631
                                                                                                                         -------

Delaware - 0.9%
Delaware State Economic Development Authority Economic Development
   Revenue Bonds                                                                     1,000    6.500      01/01/08          1,118
Delaware State Economic Development Authority Economic Development
   Revenue Bonds, semi-annual demand (E)(u)                                            250    4.900      05/01/26            269
                                                                                                                         -------
                                                                                                                           1,387
                                                                                                                         -------

District of Columbia - 2.0%
District of Columbia Certificate of Participation (u)                                  537    5.250      01/01/08            537
District of Columbia General Obligation Unlimited (u)                                   70    5.500      06/01/09             79
District of Columbia General Obligation Unlimited (u)                                  930    5.500      06/01/09          1,044
District of Columbia General Obligation Unlimited, weekly demand
   (pre-refunded 6/1/2006) (ae)                                                        800    6.375      06/01/16            925
District of Columbia Revenue Bonds Zero Coupon (u)                                     400    0.000      07/01/05            370
District of Columbia Settlement Financing Corporation Revenue Bonds                    200    5.200      05/15/08            202
                                                                                                                         -------
                                                                                                                           3,157
                                                                                                                         -------

Florida - 4.5%
Capital Projects Finance Authority Revenue Bonds (u)                                   250    4.250      06/01/05            262
First Governmental Financing Commission Revenue Bonds (u)                              500    5.000      07/01/12            552
Florida State Board of Education General Obligation Unlimited                        1,000    6.500      06/01/07          1,161
Florida State Division of Bond Finance Revenue Bonds (u)                               500    5.750      07/01/06            558
Florida State General Obligation Unlimited, weekly demand
   (pre-refunded 7/1/2005) (ae)                                                        500    5.800      07/01/18            554
Florida Water Pollution Control Financing Corp. Revenue Bonds, weekly demand           500    5.500      01/15/12            566
Hillsborough County Educational Facilities Authority Revenue Bonds,
   semi-annual demand (u)                                                            1,355    5.750      04/01/18          1,496
Hillsborough County Florida Revenue Bonds, semi-annual demand                          150    6.200      12/01/08            165
Orlando Utilities Commission Revenue Bonds                                           1,225    5.900      10/01/08          1,409
Tallahassee Florida Revenue Bonds (u)                                                  500    5.000      10/01/11            553
                                                                                                                         -------
                                                                                                                           7,276
                                                                                                                         -------

Georgia - 4.3%
Atlanta Georgia Revenue Bonds (u)                                                    1,000    5.500      11/01/14          1,152
Columbia County Georgia Revenue Bonds (u)                                              750    6.000      06/01/20            875
Dalton Georgia Revenue Bonds (u)                                                       500    5.750      01/01/09            568
Fulton County Development Authority Revenue Bonds                                      500    5.750      11/01/11            580
Georgia Municipal Electric Authority Revenue Bonds (u)                                 850    6.250      01/01/17          1,019
Georgia State General Obligation Unlimited                                             600    6.500      12/01/09            720
Georgia State General Obligation Unlimited                                           1,000    5.750      08/01/08          1,143
Georgia State Road & Thruway Authority Revenue Bonds                                   590    5.250      03/01/11            662
Private Colleges & Universities Authority Revenue Bonds                                 55    6.000      06/01/04             58
Private Colleges & Universities Authority Revenue Bonds                                 70    6.000      06/01/05             75
                                                                                                                         -------
                                                                                                                           6,852
                                                                                                                         -------

                                                        Tax Exempt Bond Fund 117

Tax Exempt Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                                                  Principal
                                                                                    Amount                 Date              Value
                                                                                    (000)    Rate           of               (000)
                                                                                      $        %          Maturity             $
------------------------------------------------------------------------------------------------------------------------------------
Hawaii - 1.0%
Hawaii State General Obligation Unlimited (u)                                        1,000   5.750        01/01/10             1,139
Kauai County Hawaii General Obligation Unlimited, weekly demand
   (pre-refunded 8/1/2010) (u)(ae)                                                     375   6.250        08/01/19               446
                                                                                                                            --------
                                                                                                                               1,585
                                                                                                                            --------

7Idaho - 0.9%
Ada & Canyon Counties Joint School District No. 2 Meridian General
   Obligation Unlimited                                                              1,100   6.000        07/30/06             1,243
Idaho Health Facilities Authority Revenue Bonds, weekly demand (E)(u)                  150   1.990        07/01/30               150
                                                                                                                            --------
                                                                                                                               1,393
                                                                                                                            --------

Illinois - 6.4%
Chicago Illinois General Obligation Unlimited, weekly demand (u)                       750   6.000        01/01/11               864
Chicago Illinois Tax Allocation Zero Coupon (u)                                        700    .000        12/01/07               593
Cook County Community Consolidated School District No. 15-Palatine
   General Obligation Limited Zero Coupon (u)                                        1,000    .000        12/01/11               686
Cook County Community Consolidated School District No. 15-Palatine
   General Obligation Limited Zero Coupon (u)                                        2,235    .000        12/01/13             1,369
Illinois Development Finance Authority General Obligation Unlimited
   Zero Coupon (u)                                                                     400    .000        01/01/10               300
Illinois Development Finance Authority Revenue Bonds, weekly demand
   (pre-refunded 7/1/2006) (ae)                                                        420   7.375        07/01/21               502
Illinois Health Facilities Authority Revenue Bonds                                   1,000   5.250        09/01/04             1,044
Illinois Health Facilities Authority Revenue Bonds (u)                                 500   5.000        08/01/03               512
Illinois Health Facilities Authority Revenue Bonds (u)                                 240   5.500        08/01/07               267
Illinois Health Facilities Authority Revenue Bonds (u)                               1,420   5.500        08/15/05             1,541
Illinois Health Facilities Authority Revenue Bonds                                     440   4.000        10/01/04               452
Illinois Health Facilities Authority Revenue Bonds, weekly demand (E)                  100   2.040        01/01/28               100
Illinois State General Obligation Unlimited (u)                                      1,000   5.250        08/01/11             1,114
Lake County Community Unit School District No. 116-Round Lake
   General Obligation Unlimited (u)                                                    400   7.600        02/01/14               528
Macon County & Decatur Illinois Certificate of Participation (u)                       425   6.500        01/01/05               465
                                                                                                                            --------
                                                                                                                              10,337
                                                                                                                            --------

Indiana - 5.6%
Allen County Jail Building Corp. Revenue Bonds                                         300   5.750        10/01/09               342
Columbus Multi-School Building Corp. Indiana Revenue Bonds (u)                         450   5.000        01/10/10               490
Franklin Township School Building Corp./Marion County Indiana Revenue Bonds            500   5.750        07/15/06               560
Indiana Health Facility Financing Authority                                            560   5.375        12/01/08               621
Indiana Health Facility Financing Authority Revenue Bonds (u)                        1,250   5.000        12/01/03             1,292
Indiana Health Facility Financing Authority Revenue Bonds                              500   5.000        09/15/05               531
Indiana Health Facility Financing Authority Revenue Bonds                              250   4.500        02/15/05               255
Indiana Health Facility Financing Authority Revenue Bonds (u)                            5   5.000        11/01/02                 5
Indiana Health Facility Financing Authority Revenue Bonds                            1,000   5.500        11/15/10             1,097
Indiana Health Facility Financing Authority Revenue Bonds
   (pre-refunded 11/1/2007) (E)(ae)                                                  1,355   5.000        11/01/26             1,457
Indiana Health Facility Financing Authority Revenue Bonds, weekly demand (E)           100   2.040        03/01/30               100
Indiana Housing Finance Authority Revenue Bonds, weekly demand                         725   6.600        07/01/05               741
Indiana University Revenue Bonds, weekly demand                                        500   5.750        08/01/10               562
Indianapolis Indiana Revenue Bonds (u)                                                 450   5.000        10/01/06               492
Monroe County Hospital Authority Revenue Bonds (u)                                     500   4.500        05/01/03               507
                                                                                                                            --------
                                                                                                                               9,052
                                                                                                                            --------

118 Tax Exempt Bond Fund

Tax Exempt Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                                                       Principal
                                                                                         Amount               Date            Value
                                                                                         (000)   Rate          of             (000)
                                                                                           $      %          Maturity           $
------------------------------------------------------------------------------------------------------------------------------------
Iowa - 0.2%
Iowa Finance Authority Revenue Bonds                                                       290   6.000       07/01/10           322
                                                                                                                                ---
Kansas - 2.8%
Butler & Sedgwick Counties Unified School District No. 385 Andover
   General Obligation Unlimited (u)                                                        500   5.000       09/01/09           552
Kansas Development Finance Authority Revenue Bonds                                       1,000   5.500       11/01/11         1,147
Kansas Development Finance Authority Revenue Bonds, weekly demand (u)                      500   5.500       04/01/13           570
Kansas State Department of Transportation Revenue Bonds                                    300   7.250       03/01/04           321
Kansas State Department of Transportation Revenue Bonds                                    600   7.250       03/01/05           670
Kansas State Department of Transportation Revenue Bonds, weekly demand (E)                 200   1.990       09/01/20           200
La Cygne Kansas Revenue Bonds (E)                                                        1,000   3.900       03/01/15         1,020
                                                                                                                           --------
                                                                                                                              4,480
                                                                                                                           --------

Louisiana - 1.2%
Desoto Parish Louisiana Revenue Bonds                                                      650   5.050       12/01/02           651
Jefferson Parish Hospital Service District No. 2 Revenue Bonds, annual demand (u)        1,000   5.250       12/01/15         1,083
Louisiana Energy & Power Authority Revenue Bonds (u)                                       200   5.500       01/01/08           223
                                                                                                                           --------
                                                                                                                              1,957
                                                                                                                           --------

Maryland - 0.2%
Frederick County Maryland Revenue Bonds                                                    210   4.800       09/01/09           218
George's Maryland Revenue Bonds Step Up Bond (E)                                           180   3.150       01/15/14           180
                                                                                                                           --------
                                                                                                                                398
                                                                                                                           --------

Massachusetts - 1.8%
Massachusetts Bay Transportation Authority Revenue Bonds                                   500   6.000       03/01/06           557
Massachusetts Development Finance Agency Revenue Bonds                                     360   5.750       08/01/05           387
Massachusetts Development Finance Agency Revenue Bonds                                     220   5.125       12/01/11           229
Massachusetts Health & Educational Facilities Authority Revenue Bonds                      145   5.000       07/01/09           153
Massachusetts Health & Educational Facilities Authority Revenue Bonds                      190   5.000       07/01/07           198
Massachusetts Health & Educational Facilities Authority Revenue Bonds                      315   4.500       10/01/05           323
Massachusetts State General Obligation Unlimited, weekly demand
   (pre-refunded 2/1/2010) (ae)                                                            430   6.000       02/01/11           502
Massachusetts State Port Authority Revenue Bonds                                           200   6.000       07/01/06           222
Massachusetts State Port Authority Revenue Bonds                                           125   5.250       07/01/07           136
Massachusetts State Port Authority Revenue Bonds                                           150   5.750       07/01/10           168
                                                                                                                           --------
                                                                                                                              2,875
                                                                                                                           --------

Michigan - 4.9%
Bishop International Airport Authority Revenue Bonds (u)                                   750   5.000       12/01/10           786
Bishop International Airport Authority Revenue Bonds, weekly demand (u)                    960   5.250       12/01/11         1,016
Kent Hospital Finance Authority Revenue Bonds                                              250   5.250       01/15/07           268
Manistee Area Public Schools General Obligation Unlimited (u)                              235   6.000       05/01/08           269
Michigan Municipal Bond Authority Revenue Bonds, weekly demand
   (pre-refunded 10/1/2010) (ae)                                                           500   5.750       10/01/11           583
Michigan State General Obligation Unlimited                                              1,250   5.500       12/01/06         1,402
Michigan State Hospital Finance Authority Revenue Bonds (E)                              1,000   5.200       11/15/33         1,076
Michigan State Hospital Finance Authority Revenue Bonds (u)                                250   5.000       05/15/07           271
Michigan State Hospital Finance Authority Revenue Bonds                                  1,000   5.500       10/01/04         1,070
Michigan State Hospital Finance Authority Revenue Bonds, weekly demand                     190   5.500       03/01/13           203
Michigan State Trunk Line Revenue Bonds (u)                                                900   5.500       11/01/11         1,028
                                                                                                                           --------
                                                                                                                              7,972
                                                                                                                           --------

                                                        Tax Exempt Bond Fund 119

Tax Exempt Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                                                       Principal               Date           Value
                                                                                        Amount    Rate          of            (000)
                                                                                         (000)    $ %        Maturity           $
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.0%
Minnesota Housing Finance Agency Revenue Bonds, weekly demand                             625    6.700        01/01/18          645
Minnesota State General Obligation Unlimited                                              500    6.000        08/01/05          552
St. Cloud Minnesota Revenue Bonds (u)                                                     340    5.500        05/01/06          373
                                                                                                                             ------
                                                                                                                              1,570
                                                                                                                             ------
Mississippi - 1.6%
Mississippi State General Obligation Unlimited                                          1,000    6.000        07/01/05        1,101
Mississippi State General Obligation Unlimited                                            300    5.375        07/01/17          334
Mississippi State General Obligation Unlimited                                          1,000    6.000        11/01/08        1,160
                                                                                                                             ------
                                                                                                                              2,595
                                                                                                                             ------
Missouri - 0.3%
Missouri Housing Development Commission Revenue Bonds                                     265    4.350        12/01/07          274
Southeast Missouri State University Revenue Bonds (u)                                     250    5.625        04/01/10          285
                                                                                                                             ------
                                                                                                                                559
                                                                                                                             ------
Nevada - 1.5%
Clark County School District General Obligation Limited, weekly demand (u)              1,000    5.250        06/15/10        1,100
Henderson Nevada General Obligation Limited (u)                                           475    6.000        06/01/06          533
Reno Nevada Revenue Bonds, weekly demand (e)(u)                                           200    2.020        05/15/23          200
Truckee Meadows Water Authority Revenue Bonds (u)                                         500    5.500        07/01/11          567
                                                                                                                             ------
                                                                                                                              2,400
                                                                                                                             ------
New Hampshire - 0.9%
New Hampshire Health & Education Facilities Authority Revenue Bonds                       275    6.500        07/01/10          296
New Hampshire Health & Education Facilities Authority Revenue Bonds                       325    4.600        10/01/07          338
New Hampshire Higher Educational & Health Facilities Authority Revenue Bonds,
   weekly demand (pre-refunded 3/1/2003) (AE)                                             735    9.000        03/01/23          773
                                                                                                                             ------
                                                                                                                              1,407
                                                                                                                             ------
New Jersey - 3.7%
New Jersey State Educational Facilities Authority Revenue Bonds                         1,000    5.750        09/01/10        1,149
New Jersey State Housing & Mortgage Finance Agency Revenue Bonds                          158    6.000        11/01/02          158
New Jersey State Transit Corporation Certificate of Participation (u)                   1,350    5.500        09/15/07        1,510
New Jersey State Turnpike Authority Revenue Bonds (u)                                     500    5.500        01/01/09          562
New Jersey State Turnpike Authority Revenue Bonds (u)                                     750    6.000        01/01/11          873
New Jersey Transportation Trust Fund Authority Revenue Bonds                            1,000    6.000        06/15/06        1,120
New Jersey Transportation Trust Fund Authority Revenue Bonds                              500    6.000        06/15/07          572
                                                                                                                             ------
                                                                                                                              5,944
                                                                                                                             ------
New Mexico - 1.4%
New Mexico State Highway Commission Revenue Bonds                                       1,000    5.750        06/15/09        1,144
New Mexico State Highway Commission Revenue Bonds                                         570    5.500        06/15/06          631
Rio Rancho New Mexico Revenue Bonds (u)                                                   500    8.000        05/15/04          546
                                                                                                                             ------
                                                                                                                              2,321
                                                                                                                             ------
New York - 10.8%
Jay Street Development Corp. Revenue Bonds, weekly demand (E)                             100    1.950        05/01/20          100
Metropolitan Transportation Authority Revenue Bonds                                       500    5.300        07/01/05          543
Metropolitan Transportation Authority Revenue Bonds                                       650    5.000        07/01/03          665
Nassau County Tobacco Settlement Corporation Revenue Bonds, weekly demand                 595    5.400        07/15/12          635
New York City Municipal Water Finance Authority Revenue Bonds                           1,500    5.250        06/15/12        1,685

120 Tax Exempt Bond Fund

Tax Exempt Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                                               Principal
                                                                                 Amount                   Date     Value
                                                                                 (0070)         Rate       of      (000)
                                                                                    $             %      Maturity    $
-------------------------------------------------------------------------------------------------------------------------
New York City Transitional Finance Authority Revenue Bonds                         1,000        5.000    11/01/05   1,083
New York New York General Obligation Unlimited                                       500        5.300    08/01/03     512
New York New York General Obligation Unlimited                                       500        5.300    08/01/03     512
New York New York General Obligation Unlimited                                       750        5.250    08/01/03     767
New York New York General Obligation Unlimited                                       250        5.250    12/01/09     268
New York New York General Obligation Unlimited                                     1,000        5.500    08/01/09   1,086
New York New York General Obligation Unlimited                                       750        5.000    08/01/06     799
New York New York General Obligation Unlimited                                     1,000        5.500    08/01/12   1,083
New York New York General Obligation Unlimited, weekly demand (E)(u)                 200        1.950    11/01/24     200
New York New York General Obligation Unlimited, weekly demand                        235        5.250    11/01/12     250
New York State Dormitory Authority Revenue Bonds (u)                               1,900        7.000    07/01/09   2,202
New York State Dormitory Authority Revenue Bonds                                     375        6.000    02/15/03     380
New York State Dormitory Authority Revenue Bonds                                     375        6.000    08/15/04     401
New York State Dormitory Authority Revenue Bonds                                   1,000        5.500    02/15/03   1,011
New York State Dormitory Authority Revenue Bonds                                     500        5.000    07/01/03     511
New York State Dormitory Authority Revenue Bonds (E)(u)                              650        5.250    11/15/29     721
Niagara County Industrial Development Agency Revenue Bonds (E)                       350        5.550    11/15/24     364
Suffolk County Judicial Facilities Agency Revenue Bonds (u)                          500        5.500    04/15/09     563
TSASC Inc. Revenue Bonds                                                           1,000        5.500    07/15/13   1,055
                                                                                                                  -------
                                                                                                                   17,396
                                                                                                                  -------
North Carolina - 1.5%
North Carolina Municipal Power Agency No. 1 Catawba Revenue Bonds (u)              1,500        6.000    01/01/12   1,751
University of North Carolina at Chapel Hill Revenue Bonds, weekly demand (E)         600        1.990    02/15/31     600
                                                                                                                  -------
                                                                                                                    2,351
                                                                                                                  -------
North Dakota - 0.4%
Grand Forks North Dakota Revenue Bonds, weekly demand (E)                            700        2.040    12/01/25     700
                                                                                                                  -------
Ohio - 2.6%
Columbus Ohio General Obligation Limited                                             585        5.250    01/01/11     653
Erie County Ohio Revenue Bonds                                                       275        4.000    08/15/04     282
Hamilton County Ohio Revenue Bonds (u)                                               250        6.000    12/01/05     279
Jackson Local School District Stark & Summit Counties General Obligation
Unlimited Zero Coupon (u)                                                            500         .000    12/01/07     426
Ohio State Building Authority Revenue Bonds                                          575        5.750    04/01/08     651
Ohio State Building Authority Revenue Bonds (u)                                      500        6.000    04/01/06     560
Ohio State General Obligation Unlimited                                              300        5.250    06/15/04     317
Richland County Ohio Revenue Bonds                                                   300        5.400    11/15/03     309
Steubenville Ohio Revenue Bonds                                                      280        5.700    10/01/10     305
University of Cincinnati Revenue Bonds (u)                                           300        5.500    06/01/08     337
                                                                                                                  -------
                                                                                                                    4,119
                                                                                                                  -------
Oklahoma - 0.3%
Oklahoma Housing Finance Agency Revenue Bonds, weekly demand                         370        7.600    09/01/15     415
                                                                                                                  -------
Oregon - 0.3%
Clackamas County School District No. 62C Oregon City General Obligation
Unlimited, weekly demand                                                             435        6.000    06/15/11     507
                                                                                                                  -------

                                                       Tax Exempt Bond Fund 121

Tax Exempt Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                                                       Principal               Date          Value
                                                                                        Amount    Rate          of           (000)
                                                                                         (000)    $ %        Maturity          $
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 2.2%
Allegheny County Port Authority Revenue Bonds, weekly demand (u)                        250    5.500         03/01/17         273
Lehigh County General Purpose Authority Revenue Bonds, weekly demand (E)(u)             500    1.990         07/01/28         500
Norwin School District General Obligation Unlimited, weekly demand
   (pre-refunded 4/1/2010) (u)(AE)                                                      250    6.000         04/01/20         292
Owen J Roberts School District General Obligation Unlimited (u)                         500    5.000         08/15/12         552
Philadelphia Pennsylvania Revenue Bonds (u)                                             500    5.500         07/01/07         560
Philadelphia Pennsylvania Revenue Bonds (u)                                             500    6.750         08/01/05         561
Sayre Health Care Facilities Authority Revenue Bonds, annual demand                     750    5.300         12/01/12         785
                                                                                                                           ------
                                                                                                                            3,523
                                                                                                                           ------
Rhode Island - 0.1%
Rhode Island Health & Educational Building Corp. Revenue Bonds                          150    5.750         08/15/10         158
                                                                                                                           ------
South Carolina - 1.4%
Richland-Lexington Airport District Revenue Bonds (u)                                   250    5.000         01/01/06         268
Richland-Lexington Airport District Revenue Bonds (u)                                   500    5.000         01/01/09         543
Richland-Lexington Airport District Revenue Bonds (u)                                   440    5.000         01/01/10         477
South Carolina State Public Service Authority Revenue Bonds, weekly demand (u)          375    5.500         01/01/11         422
Spartanburg County South Carolina Revenue Bonds (u)                                     500    6.000         04/15/07         565
                                                                                                                           ------
                                                                                                                            2,275
                                                                                                                           ------
South Dakota - 0.2%
Sioux Falls South Dakota Revenue Bonds (u)                                              250    5.500         11/15/10         284
                                                                                                                           ------
Tennessee - 1.9%
Memphis-Shelby County Airport Authority Revenue Bonds                                   200    5.050         09/01/12         211
Metropolitan Government Nashville & Davidson County Health & Educational
   Facility Board Revenue Bonds                                                         920    5.000         11/01/06       1,013
Metropolitan Government Nashville & Davidson County Tennessee Revenue Bonds (u)         180    5.250         01/01/13         200
Shelby County Tennessee General Obligation Unlimited                                  1,000    6.750         04/01/05       1,109
Williamson County Tennessee General Obligation Unlimited                                500    6.000         03/01/06         558
                                                                                                                           ------
                                                                                                                            3,091
                                                                                                                           ------
Texas - 7.6%
Alvin Independent School District General Obligation Unlimited                          515    6.750         08/15/09         619
Alvin Independent School District General Obligation Unlimited                          545    6.750         08/15/10         660
Bell County Health Facility Development Corp. Revenue Bonds                           1,010    5.000         11/15/03       1,035
Brazos River Harbor Navigation District Revenue Bonds (E)                               220    4.750         05/15/33         219
El Paso Independent School District General Obligation Unlimited                      1,000    5.375         08/15/09       1,123
Fort Bend County Industrial Development Corp. Revenue Bonds, annual demand              250    3.000         10/01/11         254
Harris County Texas General Obligation Limited                                        1,435    5.250         08/15/09       1,598
Houston Texas Revenue Bonds (u)                                                         500    6.000         07/01/04         535
Matagorda County Navigation District No. 1 Revenue Bonds (E)                            240    3.750         05/01/30         237
North Central Texas Health Facility Development Corp. Revenue Bonds (u)               1,050    5.500         04/01/05       1,130
Port Corpus Christi Authority Revenue Bonds, weekly demand                              385    5.350         11/01/10         391
Round Rock Independent School District General Obligation Unlimited                   1,000    6.500         08/01/10       1,196
Round Rock Independent School District General Obligation Unlimited                     430    5.375         08/01/12         485
Round Rock Independent School District General Obligation Unlimited, weekly
  demand                                                                                750    6.500         08/01/11         892
Texas A & M University Revenue Bonds                                                  1,000    5.000         07/01/08       1,098
University of Texas Permanent University Fund Revenue Bonds                             420    5.000         07/01/09         462
Waco Health Facilities Development Corp. Revenue Bonds                                  250    5.200         11/15/06         271
                                                                                                                           ------
                                                                                                                           12,205
                                                                                                                           ------

122 Tax Exempt Bond Fund

Tax Exempt Bond Fund

Statement of Net Assets, continued--October 31, 2001

                                                                                  Principal
                                                                                    Amount                 Date          Value
                                                                                    (000)     Rate          of           (000)
                                                                                      $         %        Maturity          $
---------------------------------------------------------------------------------------------------------------------------------
Utah - 1.4%
Salt Lake City Utah General Obligation Unlimited                                      1,250     5.500     06/15/07          1,400
Utah County Utah Revenue Bonds                                                          200     5.050     11/01/17            204
Utah State Board of Regents Revenue Bonds (mu)                                          565     5.750     04/01/03            574
                                                                                                                      -----------
                                                                                                                            2,178
                                                                                                                      -----------

Virginia - 1.8%
Fairfax County Virginia Certificate of Participation, weekly demand                     200     5.750     04/15/13            223
Prince William County Service Authority Revenue Bonds (mu)                              555     5.500     07/01/05            605
Virginia Commonwealth Transportation Board Revenue Bonds, weekly demand                 360     5.375     05/15/12            406
Virginia Housing Development Authority Commonwealth Mortgage Revenue Bonds,
  weekly demand                                                                       1,000     6.050     07/01/10          1,049
Virginia Public Building Authority Revenue Bonds                                        500     5.750     08/01/07            567
                                                                                                                      -----------
                                                                                                                            2,850
                                                                                                                      -----------

Washington - 3.5%
CDP-King County III Washington Revenue Bonds (mu)                                       500     4.600     06/01/03            508
Clallam County Public Utility District No. 1 Revenue Bonds (mu)                         385     5.000     01/01/08            419
King County School District No. 411 Issaquah General Obligation Unlimited (mu)        1,000     5.500     12/01/05          1,098
Kitsap County Washington General Obligation Limited, weekly demand (mu)                 775     5.750     07/01/14            870
Washington Public Power Supply System Revenue Bonds                                     375     7.000     07/01/08            452
Washington Public Power Supply System Revenue Bonds                                     625     7.000     07/01/08            739
Washington Public Power Supply System Revenue Bonds                                   1,000     5.000     07/01/04          1,049
Washington State General Obligation Unlimited                                           500     6.500     07/01/04            538
                                                                                                                      -----------
                                                                                                                            5,673
                                                                                                                      -----------

West Virginia - 0.6%
South Charleston West Virginia Revenue Bonds                                            700     7.625     08/01/05            768
West Virginia State Hospital Finance Authority Revenue Bonds                            150     6.500     09/01/05            164
                                                                                                                      -----------
                                                                                                                              932
                                                                                                                      -----------

Wisconsin - 1.3%
Madison Wisconsin Revenue Bonds                                                         280     4.875     10/01/27            295
Oconto Falls Public School District General Obligation Unlimited, weekly demand
  (pre-refunded 3/1/2011) (mu)(ae)                                                      750     5.750     03/01/13            868
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand         155     6.850     11/01/12            158
Wisconsin State General Obligation Unlimited                                            625     5.125     11/01/11            694
Wisconsin State Health & Educational Facilities Authority Revenue Bonds                  70     5.000     07/01/06             74
                                                                                                                      -----------
                                                                                                                            2,089
                                                                                                                      -----------

Total Municipal Bonds (cost $150,327)                                                                                     157,812
                                                                                                                      -----------
Short-Term Investments - 1.5%
Frank Russell Investment Company Tax Free Money Market Fund (C)                       2,469                                 2,469
                                                                                                                      -----------
Total Short-Term Investments (cost $2,469)                                                                                  2,469
                                                                                                                      -----------
Total Investments - 99.6%
(identified cost $152,796)                                                                                                160,281

Other Assets and Liabilities, Net - 0.4%                                                                                      624
                                                                                                                      -----------
Net Assets - 100.0%                                                                                                       160,905
                                                                                                                      ===========


  See accompanying notes which are an integral part of the financial statements.

                                                        Tax Exempt Bond Fund 123

Tax Exempt Bond Fund

Statement of Net Assets, continued--October 31, 2002

Quality Ratings as a % of Value (Unaudited)
AAA                                                      48 %
AA                                                       24
A                                                        20
BBB                                                       7
Other                                                     1
                                                    -----------
                                                        100 %
                                                    ===========

Economic Sector Emphasis as a % of Value (Unaudited)
General Obligation                                       30 %
Healthcare Revenue                                       18
Utilities                                                15
Other                                                    14
State and Community Lease                                 7
Universities                                              6
Housing Revenue                                           4
Pollution Control Revenue                                 3
Cash Equivalents                                          2
Refunded and Special Obligations                          1
                                                    -----------
                                                        100 %
                                                    ===========

See accompanying notes which are an integral part of the financial statements.

124 Tax Exempt Bond Fund

Tax-Managed Large Cap Fund

Portfolio Management Discussion-October 31, 2002 (Unaudited)

Objective: To provide capital growth on an after tax basis by investing principally in equity securities.


Invests in: US equity securities.

Strategy: The Fund seeks to achieve superior stock selection in a risk-controlled portfolio while minimizing the impact of taxes by explicitly integrating the tax implications of portfolio activities on after-tax returns.

                                    [GRAPH]

Tax-Managed Large Cap Fund - Class S
------------------------------------------
Periods Ended    Growth of       Total
  10/31/02        $10,000        Return
-------------    ---------     -----------
1 Year           $   8,179     (18.21)%
5 Years          $   9,997      (0.01)%(S)
Inception        $  13,255       4.75%(S)

Tax-Managed Large Cap Fund - Class E ++
------------------------------------------
Periods Ended    Growth of       Total
  10/31/02        $10,000        Return
-------------    ---------     -----------
1 Year           $   8,153     (18.47)%
5 Years          $   9,945      (0.11)%(S)
Inception        $  13,186       4.66%(S)

Tax-Managed Large Cap Fund - Class C ++++
------------------------------------------
Periods Ended    Growth of       Total
  10/31/02        $10,000        Return
-------------    ---------     -----------
1 Year           $   8,083     (19.17)%
5 Years          $   9,693      (0.62)%(S)
Inception        $  12,853       4.22%(S)

Standard & Poors 500 (R) Composite Stock Price Index
----------------------------------------------------
Periods Ended    Growth of       Total
  10/31/02        $10,000        Return
-------------    ---------     -----------
1 Year           $   8,489     (15.11)%
5 Years          $  10,375       0.74%(S)
Inception        $  14,112       5.43%(S)

Performance Review
For the year ended October 31, 2002, the Tax Managed Large Cap Fund Class S, Class E, and Class C shares lost 18.21%, 18.47%, and 19.17% respectively, underperforming the Funds benchmark, the S&P 500(R)Index, which dropped 15.11%.

Market and Portfolio Highlights
Broad US equity markets experienced a short rally in November and December of 2001; however, by the end of the first quarter of 2002 and throughout most of the remaining fiscal year, a trend of market losses returned. Corporate accounting and earnings remained under scrutiny as the economy gave mixed signals, such as healthy consumer spending and low interest rates, which

126 Tax-Managed Large Cap Fund

Tax-Managed Large Cap Fund

Portfolio Management Discussion-October 31, 2002 (Unaudited)

contrasted with negative factors such as rising unemployment and a depressed manufacturing sector.

During the past twelve months, the market environment was difficult for active managers. However, managers who were defensively positioned through exposure to stocks of undervalued, anti-cyclical companies with histories of predictable earnings and low debt levels generally outperformed those managers favoring companies with positive forward-looking earnings growth. The Funds investment approach was not fully rewarded since it tended to favor companies with strong earnings growth potential.

Value stocks held firmer than growth issues for most of the fiscal period, but in the last four months, growth stocks staged a return. From a capitalization perspective, small and mid-cap stocks fared better than most large caps. The relative outperformance of small and mid cap stocks over their large cap counterparts was detrimental to the Fund, which had an overweight in larger cap stocks relative to the benchmark. J.P. Morgan's bottom-up stock selection, driven by the manager's Dividend Discount Model, is used by the firm to determine over- or underweight strategies in any specific capitalization tier.

While overall stock selection by J.P. Morgan was generally weak, specific selections within the technology, producer durables, and consumer staples sectors contributed positively to returns during the period. The Fund's overweight positions in Tyco International, Cigna, and Sprint PCS contributed significantly to the Fund's underperformance, as the stocks declined 70.5%, 49.7%, and 84.4% respectively. In contrast, J.P. Morgan's decision to overweight positions in Greenpoint Financial, Countrywide Financial, and AMBAC contributed positive returns, with the stocks rising 39.1%, 26.9%, and 29.6% respectively. The Fund was hurt significantly by dramatic declines in a small number of overweight holdings that J.P. Morgan's Dividend Discount Model had ranked attractively but were impacted by issues such as corporate governance and negative market sentiment.

Top Ten Equity Holdings
(as a percent of Total Investments)           October 31, 2002


Microsoft Corp.                                         4.1%
General Electric Co.                                    3.3
Citigroup, Inc.                                         3.2
Procter & Gamble Co.                                    2.7
Exxon Mobil Corp.                                       2.6
Wal-Mart Stores, Inc.                                   2.6
Pfizer, Inc.                                            2.3
Johnson & Johnson                                       2.1
Verizon Communications, Inc.                            1.8
Coca-Cola Co. (The)                                     1.7


Portfolio Characteristics

                                              October 31, 2002

Current P/E Ratio                                        19.5x
Portfolio Price/Book Ratio                               2.58x
Market Capitalization - $-Weighted Average           82.46 Bil
Number of Holdings                                         180


Money Manager                                       Style


J.P. Morgan Investment Management, Inc.        Market-Oriented

_________________________

* The Fund commenced operations on October 7, 1996. Index comparison began October 1, 1996.

** The Standard & Poor's 500(R) Composite Stock Price Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

++ Tax-Managed Large Cap Fund Class S performance has been linked with Class E to provide historical perspective. For the period December 8, 2000 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Tax-Managed Large Cap Fund Class S performance has been linked with Class C to provide historical perspective. For the period December 6, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investors shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                  Tax-Managed Large Cap Fund 127

Tax-Managed Large Cap Fund

Statement of Net Assets-October 31, 2002

                                                                        Market
                                                           Number       Value
                                                             of         (000)
                                                           Shares         $
--------------------------------------------------------------------------------
Common Stocks - 97.0%
Auto and Transportation - 2.6%
Burlington Northern Santa Fe Corp.                          16,000        412
CSX Corp.                                                    8,600        237
Delphi Corp.                                                 1,000          7
FedEx Corp.                                                 12,700        676
Ford Motor Co.                                              99,500        842
General Motors Corp.                                        32,000      1,064
Lear Corp. (AE)                                             49,000      1,791
Norfolk Southern Corp.                                      15,800        319
Paccar, Inc.                                                16,200        715
Union Pacific Corp.                                         10,500        620
United Parcel Service, Inc. Class B                         41,600      2,496
Visteon Corp.                                               15,600        103
                                                                      -------
                                                                        9,282
                                                                      -------

Consumer Discretionary - 17.1%
Abercrombie & Fitch Co. Class A (AE)                        60,500      1,078
AOL Time Warner, Inc. (AE)                                 156,075      2,302
Bed Bath & Beyond, Inc. (AE)                                12,900        457
Black & Decker Corp.                                         3,800        178
Carnival Corp.                                              24,700        645
Cendant Corp. (AE)                                          13,400        154
Eastman Kodak Co.                                           11,800        389
eBay, Inc. (AE)                                             21,100      1,335
Electronic Arts, Inc. (AE)                                  10,700        697
Federated Department Stores (AE)                            44,200      1,357
Fortune Brands, Inc.                                         5,600        280
Fox Entertainment Group, Inc. Class A (AE)                  10,400        254
Gannett Co., Inc.                                            5,300        402
Gillette Co. (The)                                         100,200      2,994
Harrah's Entertainment, Inc. (AE)                           18,500        777
Hasbro, Inc.                                                80,100        819
Home Depot, Inc.                                           163,200      4,713
Jones Apparel Group, Inc. (AE)                              66,400      2,300
Kohl's Corp. (AE)                                           37,300      2,180
Lowe's Cos., Inc.                                           46,100      1,924
Marriott International, Inc. Class A                        15,500        479
Mattel, Inc.                                                33,500        615
Nike, Inc. Class B                                          14,700        694
Procter & Gamble Co.                                       106,600      9,429
Target Corp.                                                71,600      2,157
TJX Cos., Inc.                                               3,100         64
Tribune Co.                                                 96,500      4,637
Viacom, Inc. Class B (AE)                                   72,100      3,216
Wal-Mart Stores, Inc.                                      169,700      9,087
Walt Disney Co.                                             82,900      1,384
Waste Management, Inc.                                      58,800      1,354
Wendy's International, Inc.                                 25,500        808
Yum! Brands, Inc. (AE)                                      78,900      1,778
                                                                      -------
                                                                       60,937
                                                                      -------

Consumer Staples - 5.4%
Coca-Cola Co. (The)                                       131,200       6,098
CVS Corp.                                                  45,100       1,251
HJ Heinz Co.                                               46,300       1,489
Kellogg Co.                                                 8,500         271
Kraft Foods, Inc. Class A                                  50,700       2,003
Monsanto Co.                                               22,809         377
PepsiCo, Inc.                                              45,100       1,989
Philip Morris Cos., Inc.                                  124,900       5,090
Systemco Corp.                                             24,600         779
                                                                      -------
                                                                       19,347
                                                                      -------

Financial Services - 20.5%
Aetna, Inc.                                                15,700         633
Allstate Corp. (The)                                       53,700       2,136
AMBAC Financial Group, Inc.                                87,650       5,417
American International Group                               44,091       2,758
Archstone-Smith Trust (o)                                   7,300         167
Arden Realty, Inc. (o)                                      3,500          75
Bank of America Corp.                                      17,100       1,194
Bank One Corp.                                             76,800       2,962
Capital One Financial Corp.                                64,400       1,962
Charles Schwab Corp. (The)                                100,800         925
Cigna Corp.                                                57,100       2,064
CIT Group, Inc.                                            36,800         655
Citigroup, Inc.                                           309,562      11,437
Compass Bancshares, Inc.                                   30,400         982
Countrywide Credit Industries, Inc.                        73,200       3,683
E*trade Group, Inc. (AE)                                  216,600         975
Fannie Mae                                                 66,800       4,466
FleetBoston Financial Corp.                               182,900       4,278
Freddie Mac                                                 7,100         437
General Growth Properties, Inc. (o)                         9,600         462
Goldman Sachs Group, Inc.                                  19,600       1,403
Greenpoint Financial Corp.                                 78,900       3,438
Hibernia Corp. Class A                                      8,000         158
Household International, Inc.                              83,900       1,993
Marshall & Ilsley Corp.                                    15,500         436
MBIA, Inc.                                                 24,300       1,061
Merrill Lynch & Co., Inc.                                  24,600         934
Metlife, Inc.                                              24,000         573
Morgan Stanley                                             78,400       3,051
PNC Financial Services Group, Inc.                         44,800       1,822
Rouse Co. (The) (o)                                        15,300         454
TCF Financial Corp.                                         4,700         199
Torchmark Corp.                                            31,100       1,113
Travelers Property Casualty Corp.
   Class A (AE)                                           151,924       2,016
Travelers Property Casualty Corp.
   Class B (AE)                                            29,431         398
UnumProvident Corp.                                        30,900         634
US Bancorp                                                258,570       5,453
                                                                      -------
                                                                       72,804
                                                                      -------

128 Tax-Managed Large Cap Fund

Tax-Managed Large Cap Fund

Statement of Net Assets, continued--October 31, 2002

                                                           Market
                                             Number        Value
                                               of          (000)
                                             Shares          $
-----------------------------------------------------------------
Health Care - 14.0%
Abbott Laboratories                          66,500         2,784
Amgen, Inc. (ae)                             52,900         2,463
Baxter International, Inc.                   34,900           873
Becton Dickinson & Co.                       84,400         2,491
Biomet, Inc.                                 10,100           298
Bristol-Myers Squibb Co.                     76,700         1,888
Cardinal Health, Inc.                        19,100         1,322
CR Bard, Inc.                                 9,300           520
Eli Lilly & Co.                              92,100         5,112
Forest Laboratories, Inc. (AE)               32,000         3,136
Guidant Corp. (AE)                           21,800           645
HCA, Inc.                                    36,200         1,574
Human Genome Sciences, Inc. (AE)             38,100           372
Johnson & Johnson                           127,046         7,464
McKesson Corp.                               11,200           334
Medimmune, Inc. (AE)                         28,200           721
Medtronic, Inc.                              17,400           780
Merck & Co., Inc.                            15,300           830
Pfizer, Inc.                                252,600         8,025
Pharmacia Corp.                              90,500         3,892
Schering-Plough Corp.                        10,100           216
Stryker Corp.                                 7,800           492
Tenet Healthcare Corp. (AE)                  29,200           840
WellPoint Health Networks (AE)               10,200           767
Wyeth                                        52,600         1,762
                                                       ----------
                                                           49,601
                                                       ----------

Integrated Oils - 4.9%
ChevronTexaco Corp.                          87,600         5,924
ConocoPhillips                               44,052         2,137
Exxon Mobil Corp.                           277,104         9,327
                                                       ----------
                                                           17,388
                                                       ----------

Materials and Processing - 2.8%
Air Products & Chemicals, Inc.               28,100         1,242
Alcoa, Inc.                                 136,656         3,015
Georgia-Pacific Corp.                        24,100           294
Masco Corp.                                  65,200         1,341
PPG Industries, Inc.                         28,100         1,322
Praxair, Inc.                                25,400         1,384
Temple-Inland, Inc.                          19,000           779
United States Steel Corp.                    53,300           685
                                                       ----------
                                                           10,062
                                                       ----------

Miscellaneous - 4.0%
Eaton Corp.                                  12,000           821
General Electric Co.                        464,200        11,720
Johnson Controls, Inc.                       11,500           897
SPX Corp. (AE)                               16,800           706
                                                       ----------
                                                           14,144
                                                       ----------

Other Energy - 0.8%
Anadarko Petroleum Corp.                     13,700           610
Cooper Cameron Corp. (AE)                    13,900           648
Devon Energy Corp.                           13,800           697
EL Paso Corp.                                29,300           227
Rowan Cos., Inc.                             22,500           459
Transocean, Inc.                             12,800           281
                                                       ----------
                                                            2,922
                                                       ----------

Producer Durables - 3.8%
3M Co.                                        7,000           889
Boeing Co. (The)                             31,800           946
Honeywell International, Inc.                19,800           474
Ingersoll-Rand Co. Class A                   32,700         1,275
Lexmark International, Inc. (AE)              6,100           362
Lockheed Martin Corp.                        27,000         1,563
Motorola, Inc.                              101,900           934
Tyco International, Ltd.                    164,134         2,373
United Technologies Corp.                    77,200         4,761
                                                       ----------
                                                           13,577
                                                       ----------

Technology - 13.9%
Altera Corp. (AE)                           141,400         1,657
Analog Devices, Inc. (AE)                    13,600           364
Automatic Data Processing                    45,300         1,927
Cisco Systems, Inc. (AE)                    433,400          ,845
Dell Computer Corp. (AE)                    178,900         5,118
Hewlett-Packard Co.                          99,700         1,575
Intel Corp.                                 329,100         5,693
International Business Machines Corp.        71,500         5,644
Linear Technology Corp.                      58,700         1,622
Maxim Integrated Products                    18,000           573
Microsoft Corp. (AE)                        268,000        14,329
NCR Corp. (AE)                              108,300         2,409
Oracle Corp. (AE)                           198,000         2,018
QLogic Corp. (AE)                             2,900           101
Texas Instruments, Inc.                      50,600           803
Xilinx, Inc. (AE)                            34,100           648
                                                       ----------
                                                           49,326
                                                       ----------

Utilities - 7.2%
Alltel Corp.                                  4,000           199
AT&T Corp.                                  163,319         2,130
AT&T Wireless Services, Inc. (AE)           251,165         1,726
BellSouth Corp.                              65,200         1,705
Centerpoint Energy, Inc.                     21,300           151
Comcast Corp. Class A (AE)                   73,000         1,680
Consolidated Edison, Inc.                    11,000           468
Constellation Energy Group, Inc.             33,800           865
Dominion Resources, Inc.                      8,300           398
DTE Energy Co.                               42,800         1,930
Edison International (AE)                    57,800           581
Pepco Holdings, Inc.                         43,300           896
PG&E Corp. (AE)                             149,700         1,624
Pinnacle West Capital Corp.                  62,500         1,781
PPL Corp.                                     2,900           100
SBC Communications, Inc.                    111,900         2,871
Sprint Corp.-PCS Group (AE)                  93,000           324
Verizon Communications, Inc.                163,818         6,186
                                                       ----------
                                                           25,615
                                                       ----------

                                                  Tax-Managed Large Cap Fund 129

Tax-Managed Large Cap Fund

Statement of Net Assets, continued--October 31, 2002

                                                      Principal          Market
                                                       Amount            Value
                                                        (000)            (000)
                                                          $                $
--------------------------------------------------------------------------------
Total Common Stocks
(cost $353,091)                                                          345,005
                                                                       ---------

Short-Term Investments - 2.4%
Frank Russell Investment Company
   Money Market Fund (C)                                  7,269            7,269
United States Treasury Bill (c)(y)(s)
   1.640% due 12/19/02                                    1,200            1,197
                                                                       ---------

Total Short-Term Investments
   (cost $8,466)                                                           8,466
                                                                       ---------

Total Investments - 99.4%
(identified cost $361,557)                                               353,471

Other Assets and Liabilities,
Net - 0.6%                                                                 2,222
                                                                       ---------
Net Assets - 100.0%                                                      355,693
                                                                       =========

                                                                    Unrealized
                                                       Notional    Appreciation
                                                        Amount    (Depreciation)
Futures Contracts                                        (000)         (000)
(Number of Contracts)                                      $             $
--------------------------------------------------------------------------------
Long Positions
S&P 500 Index
   expiration date 12/02 (38)                             8,411              154
                                                                       ---------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                       154
                                                                       =========

See accompanying notes which are an integral part of the financial statements.

130 Tax-Managed Large Cap Fund

Tax-Managed Mid & Small Cap Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
Objective: To provide capital growth on an after-tax basis by investing principally in equity securities of small capitalization companies.

Invests in: US equity securities.

Strategy: The Fund seeks to achieve superior stock selection in a risk-controlled portfolio while minimizing the impact of taxes by explicitly integrating the tax implications of portfolio activities on after-tax returns.

                                    [GRAPH]

Tax-Managed Mid & Small Cap Fund - Class S
-----------------------------------------------------
 Periods Ended           Growth of          Total
    10/31/02              $10,000           Return
----------------    ------------------    -----------
1 Year                    $9,123             (8.77)%
Inception                 $7,322            (10.12)%(S)

Tax-Managed Mid & Small Cap Fund - Class E ++
-----------------------------------------------------
 Periods Ended           Growth of          Total
    10/31/02              $10,000           Return
----------------    ------------------    -----------
1 Year                    $9,100             (9.00)%
Inception                 $7,285            (10.28)%(S)

Tax-Managed Mid & Small Cap Fund - Class C ++++
-----------------------------------------------------
 Periods Ended           Growth of          Total
    10/31/02              $10,000           Return
----------------    ------------------    -----------
1 Year                    $9,036             (9.65)%
Inception                 $7,124            (10.96)%(S)

Russell Small Cap Completeness (TM) Index
-----------------------------------------------------
 Periods Ended           Growth of          Total
    10/31/02              $10,000           Return
----------------    ------------------    -----------
1 Year                    $8,837            (11.63)%
Inception                 $7,174            (10.76)%(S)

Performance Review
For the year ended October 31, 2002, the Tax Managed Mid & Small Cap Fund Class S, Class E, and Class C shares lost 8.77%, 9.00%, and 9.65%, respectively, outperforming the Funds benchmark, the Russell Small Cap Completeness(R) Index, which lost 11.63%.

Market and Portfolio Highlights
Broad US equity markets experienced a short rally in November and December of 2001; however, by the end of the first quarter of 2002 and throughout most of the remaining fiscal year, a trend of market losses had returned. Corporate accounting and earnings remained under scrutiny as the economy gave mixed signals, such as healthy consumer spending and low interest rates, which contrasted with negative factors such as rising unemployment and a depressed manufacturing sector.

Most of the negative impact was felt in the large cap sector. While small cap companies are required to generate the same quantitative financial information as large cap companies, they often do not complement this with the qualitative attributes that help facilitate an understanding of their businesses. As a result, small cap managers are accustomed to delving deeper into small cap company accounts in order to gain confidence in these investments. This increased scrutiny and analysis benefited small cap managers results. Where large cap sell-offs rippled into

132 Tax-Managed Large Cap Fund

Tax-Managed Mid & Small Cap Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
smaller stocks, some managers perceived this as a buying opportunity.

During the past twelve months, the market environment was difficult for active managers. However, managers who were defensively positioned through exposure to stocks of undervalued, anti-cyclical companies with histories of predictable earnings and low debt levels generally outperformed those managers favoring companies with positive forward-looking earnings growth.

The Funds focus on companies with strong balance sheets and high financial quality was beneficial, and Geewaxs emphasis on companies that tended to announce higher-than-expected earnings also contributed positively to returns. The stock selection process used by the manager eliminated the smallest tier stocks from consideration due to concerns regarding the degree of market liquidity that exists in trading stocks of these firms. This negatively impacted returns in the Funds value strategy, as smaller value stocks performed better than larger cap value stocks.

Stock selection by the Funds manager was relatively strong during the period. The Fund benefited from stock selections in the health care, consumer discretionary, and utility sectors, while selection in the financial services sector was weak. Underweight positions in Millennium Pharmaceuticals, Human Genome Sciences, and Imclone added value, as did an overweight in BEA Systems. Overweight positions in Verasign and Genzyme as well as underweight positions in United Parcel Service and Amazon.com hurt performance, but didn't offset the Funds strong stock selection.

Top Ten Equity Holdings
(as a percent of Total Investments)             October 31, 2002

Liberty Media Corp. Class A                           1.6%
Anthem, Inc.                                          1.0
Hughes Electronics Corp. Class H                      0.9
Symantec Corp.                                        0.8
Genentech, Inc.                                       0.8
Kraft Foods, Inc. Class A                             0.8
Affiliated Computer Services, Inc. Class A            0.8
North Fork BanCorp., Inc.                             0.8
Mylan Laboratories                                    0.7
Microchip Technology, Inc.                            0.7



Portfolio Characteristics
                                                October 31, 2002

Current P/E Ratio                                    16.5x
Portfolio Price/Book Ratio                           2.02x
Market Capitalization - $-Weighted Average           3.35Bil
Number of Holdings                                    527


Money Manager                                        Styles

Geewax, Terker & Co.                                 Growth
Geewax, Terker & Co.                                 Value

                                ----------------

* The Fund commenced operations on November 30, 1999. Index comparison began December 1, 1999.

** The Russell Small Cap Completeness Index measures the performance of the companies in the Russell 3000(r) Index excluding the companies in the Standard & Poor's 500(r) Index.

++ Tax-Managed Mid & Small Cap Fund Class S performance has been linked with Class E to provide historical perspective. For the period December 8, 2000 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Tax-Managed Mid & Small Cap Fund Class S performance has been linked with Class C to provide historical perspective. For the period December 2, 1999 (commencement of sale) through the current period, Class C paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investors shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                            Tax-Managed Mid & Small Cap Fund 133

Tax-Managed Mid & Small Cap Fund

Statement of Net Assets--October 31, 2002

                                                                         Market
                                                            Number       Value
                                                              of         (000)
                                                            Shares         $
--------------------------------------------------------------------------------
Common Stocks - 93.8%
Auto and Transportation - 3.2%
Aftermarket Technology Corp. (AE)                             9,600          107
American Axle & Manufacturing
  Holdings, Inc. (AE)                                         4,100           97
AO Smith Corp.                                                2,400           53
Arkansas Best Corp. (AE)                                      2,900           87
ArvinMeritor, Inc.                                            8,300          126
Atlantic Co.ast Airlines Holdings, Inc. (AE)                  8,300          110
Autoliv, Inc.                                                 9,700          188
Aviall, Inc. (AE)                                             5,000           47
CNF, Inc.                                                     6,300          203
Expeditors International Washington, Inc.                    10,000          315
Genesee & Wyoming, Inc. Class A (AE)                          8,500          186
JB Hunt Transport Services, Inc. (AE)                         2,800           78
JetBlue Airways Corp. (AE)                                    2,600          105
Keystone Automotive Industries, Inc. (AE)                     2,900           44
Landstar System, Inc. (AE)                                    2,000           97
Lear Corp. (AE)                                               6,000          219
Monaco Coach Corp. (AE)                                       1,500           24
Offshore Logistics, Inc. (AE)                                 2,800           60
Oshkosh Truck Corp.                                           1,200           68
Roadway Corp.                                                 3,400          136
SCS Transportation, Inc. (AE)                                 1,900           17
Skywest, Inc.                                                 7,500          114
Tower Automotive, Inc. (AE)                                   7,900           42
SFreightways Corp.                                            3,600          101
Winnebago Industries                                            900           41
Yellow Corp. (AE)                                             3,800          105
                                                                          ------
                                                                           2,770
                                                                          ------
Consumer Discretionary - 19.0%
Aaron Rents, Inc.                                             4,900          106
Abercrombie & Fitch Co. Class A (AE)                          8,200          146
AC Moore Arts & Crafts, Inc. (AE)                             2,000           31
Advance Auto Parts (AE)                                       4,500          241
Ameristar Casinos, Inc. (AE)                                  2,600           34
AnnTaylor Stores Corp. (AE)                                   2,700           63
Applebees International, Inc.                                 8,100          193
Argosy Gaming Co. (AE)                                        1,900           38
Autonation, Inc. (AE)                                        37,900          402
Banta Corp.                                                   2,800           86
Barnes & Noble, Inc. (AE)                                     4,600           97
Blockbuster, Inc. Class A                                     1,300           31
Borders Group, Inc. (AE)                                      9,500          164
Boyd Gaming Corp. (AE)                                        7,500           83
Brinker International, Inc. (AE)                             12,700          361
Brown Shoe Co., Inc.                                          5,100           99
Callaway Golf Co.                                             7,100           87
Career Education Corp. (AE)                                   5,200          209
Catalina Marketing Corp. (AE)                                 4,600           89
CBRL Group, Inc.                                              6,600          155
Charming Shoppes (AE)                                        15,900           73
Chattem, Inc. (AE)                                            5,800          243
Chico's FAS, Inc. (AE)                                        8,200          158
Christopher & Banks Corp. (AE)                                8,550          228
Columbia Sportswear Co. (AE)                                  2,100           84
Consolidated Graphics, Inc. (AE)                              3,100           53
Copart, Inc. (AE)                                             8,800           94
Dollar Thrifty Automotive Group (AE)                          5,000           93
Dress Barn, Inc. (AE)                                         2,400           38
Education Management Corp. (AE)                               3,800          139
Ethan Allen Interiors, Inc.                                   8,800          282
Expedia, Inc. Class A (AE)                                    2,700          183
Extended Stay America, Inc. (AE)                              8,000          100
Fastenal Co.                                                  6,200          210
Fisher Scientific International (AE)                          5,300          152
Fox Entertainment Group, Inc. Class A (AE)                   13,000          317
FTI Consulting, Inc. (AE)                                     6,900          287
Furniture Brands International, Inc. (AE)                     9,400          213
Gart Sports Co. (AE)                                          2,500           47
Guitar Center, Inc. (AE)                                      4,100           77
Hancock Fabrics, Inc.                                         2,500           40
Harman International Industries, Inc.                         4,500          252
Haverty Furniture Cos., Inc.                                 12,500          161
Hearst-Argyle Television, Inc. (AE)                           2,100           52
Hollywood Casino Corp. Class A (AE)                           1,900           23
HON Industries, Inc.                                          5,400          138
Hotels.com Class A (AE)                                       1,000           62
International Speedway Corp. Class A                          5,900          230
Isle of Capri Casinos, Inc. (AE)                              1,700           22
ITT Educational Services, Inc. (AE)                           5,000          109
Jack in the Box, Inc. (AE)                                    2,700           59
Kenneth Cole Productions, Inc. Class A (AE)                   1,500           36
Lamar Advertising Co. (AE)                                    5,400          183
Landry's Restaurants, Inc.                                    2,900           66
Linens 'N Things, Inc. (AE)                                   4,900          115
Mandalay Resort Group (AE)                                    8,600          243
MGM Mirage (AE)                                               6,800          211
Michaels Stores, Inc. (AE)                                    8,700          391
Mothers Work, Inc. (AE)                                       2,000           72
MPS Group, Inc. (AE)                                         12,500           67
Multimedia Games, Inc. (AE)                                   2,900           64
Neiman-Marcus Group, Inc. Class A (AE)                        4,400          128
Nu Skin Enterprises, Inc.                                    21,200          244
O'Reilly Automotive, Inc. (AE)                                4,100          112
Oakley, Inc. (AE)                                             7,400           87
Outback Steakhouse, Inc.                                      5,700          194
Pacific Sunwear Of California (AE)                            5,700          133
Park Place Entertainment Corp. (AE)                          31,300          227
Pegasus Solutions, Inc. (AE)                                  7,000           76
Penn National Gaming, Inc. (AE)                              15,000          310
PEP Boys-Manny Moe & Jack                                    10,200          118
Petsmart, Inc. (AE)                                          23,800          455
Pier 1 Imports, Inc.                                         10,600          200
Pinnacle Entertainment, Inc. (AE)                             4,200           31
Polo Ralph Lauren Corp. (AE)                                  5,800          110
PRG-Schultz International, Inc. (AE)                         12,500          117

134 Tax-Managed Mid & Small Cap Fund

Tax-Managed Mid & Small Cap Fund

Statement of Net Assets, continued--October 31, 2002

                                                                         Market
                                                             Number      Value
                                                               of        (000)
                                                             Shares        $
--------------------------------------------------------------------------------
ProQuest Co. (AE)                                              1,200          23
Racing Champions Ertl Corp. (AE)                               2,100          27
Reader's Digest Association, Inc. (The)
  Class A                                                     11,900         193
Regis Corp.                                                    7,600         223
Rent-A-Center, Inc. (AE)                                       4,000         177
Republic Services, Inc. (AE)                                  18,000         370
Right Management Consultants (AE)                              1,350          18
Ross Stores, Inc.                                             10,800         452
Russell Corp.                                                  3,100          48
Ryan's Family Steak Houses, Inc. (AE)                          3,900          40
Scholastic Corp. (AE)                                          4,900         216
SCP Pool Corp. (AE)                                            4,800         137
ServiceMaster Co. (The)                                       28,000         287
Shoe Carnival, Inc. (AE)                                       4,500          58
ShopKo Stores, Inc. (AE)                                       3,500          44
Sinclair Broadcast Group, Inc. Class A (AE)                    4,500          53
Sonic Automotive, Inc. (AE)                                    4,500          71
Sonic Corp. (AE)                                               5,200         121
Sports Authority, Inc. (AE)                                    3,800          23
Stage Stores, Inc. (AE)                                        3,600          78
Station Casinos, Inc. (AE)                                    25,800         464
Steak N Shake Co. (The) (AE)                                   2,200          24
Sylvan Learning Systems, Inc. (AE)                             7,400         113
Talbots, Inc.                                                  2,400          67
Tech Data Corp. (AE)                                           4,600         147
Ticketmaster Class B (AE)                                      9,800         231
Timberland Co. Class A (AE)                                    3,600         114
Too, Inc. (AE)                                                 5,900         149
Toro Co.                                                       2,600         166
United Auto Group, Inc. (AE)                                   4,900          65
United Stationers, Inc. (AE)                                   3,400         101
Urban Outfitters, Inc. (AE)                                    2,200          53
USA Interactive (AE)                                           4,100         104
Valassis Communications, Inc. (AE)                             4,800         124
Viad Corp.                                                     9,600         186
Wallace Computer Services, Inc.                                4,400          81
Waste Connections, Inc. (AE)                                   3,000         110
Westwood One, Inc. (AE)                                        7,000         254
Williams-Sonoma, Inc. (AE)                                     9,400         224
Wolverine World Wide, Inc.                                     6,300         101
Zale Corp. (AE)                                                3,000          88
                                                                         -------
                                                                          16,549
                                                                         -------
Consumer Staples - 4.2%
Casey's General Stores, Inc.                                   5,100          60
Church & Dwight, Inc.                                          4,100         142
Constellation Brands, Inc. Class A (AE)                       11,000         279
Dean Foods Co. (AE)                                            6,800         255
Dial Corp. (The)                                               7,400         157
Dole Food Co.                                                  5,800         170
Hormel Foods Corp.                                            10,400         252
Interstate Bakeries                                            2,400          60
Kraft Foods, Inc. Class A                                     17,200         679
McCormick & Co., Inc.                                         13,800         307
NBTY, Inc. (AE)                                                7,800         121
PepsiAmericas, Inc.                                           22,600         347
Performance Food Group Co. (AE)                                4,900         182
Ralcorp Holdings, Inc. (AE)                                    4,000          90
Ruddick Corp.                                                  5,000          75
Smithfield Foods, Inc. (AE)                                   10,900         169
Tyson Foods, Inc. Class A                                     22,500         249
United Natural Foods, Inc. (AE)                                1,000          24
                                                                         -------
                                                                           3,618
                                                                         -------
Financial Services - 21.6%
Acadia Realty Trust (o)                                        3,400          25
AG Edwards, Inc.                                               8,400         276
Alleghany Corp. (AE)                                             204          37
AMB Property Corp. (o)                                         7,500         201
American Financial Group, Inc.                                 6,200         144
American Home Mortgage Holdings, Inc.                          6,300          65
AmeriCredit Corp. (AE)                                         9,400          71
Anthracite Capital, Inc.                                       7,300          77
Apex Mortgage Capital, Inc.                                   17,300         111
Arthur J Gallagher & Co.                                       8,800         236
Astoria Financial Corp.                                        9,800         257
AvalonBay Communities, Inc. (o)                                6,700         253
Bank of Hawaii Corp.                                           8,600         255
Bank of the Ozarks, Inc.                                       1,000          23
BankAtlantic Bancorp, Inc. Class A                             2,700          25
Banknorth Group, Inc.                                         11,600         269
Bedford Property Investors (o)                                 3,800          95
Blackrock, Inc. (AE)                                           2,100          75
Boston Private Financial Holdings, Inc.                        4,900          90
Brown & Brown, Inc.                                            5,000         152
CBL & Associates Properties, Inc. (o)                          2,900         107
Certegy, Inc. (AE)                                             5,600         118
City Holding Co.                                               3,100          87
CNA Financial Corp. (AE)                                       2,700          71
CNA Surety Corp.                                               4,500          62
Cobalt Corp.                                                   8,000         131
Columbia Banking Systems, Inc. (AE)                            2,500          30
Commerce Bancorp, Inc.                                         2,600         119
Commerce Bancshares, Inc.                                      8,610         358
Community First Bankshares, Inc.                               4,800         132
Compass Bancshares, Inc.                                      16,300         526
Cullen/Frost Bankers, Inc.                                     4,700         163
Delphi Financial Group Class A                                 2,600         101
Dime Bancorp, Inc. 2050 Warrants (AE)                          9,000           1
Dime Community Bancshares                                      4,300          90
Doral Financial Corp.                                          6,300         165
Dun & Bradstreet Corp. (AE)                                    8,300         303
Eastgroup Properties (o)                                       1,400          34
Eaton Vance Corp.                                              5,200         149
Erie Indemnity Co. Class A                                     8,200         328
Fair Isaac & Co., Inc.                                         4,400         169
Federal Agricultural Mortgage Corp.
  Class C (AE)                                                 4,000         125

                                            Tax-Managed Mid & Small Cap Fund 135

Tax-Managed Mid & Small Cap Fund

Statement of Net Assets, continuedOctober 31, 2002

                                                                        Market
                                                             Number     Value
                                                               of       (000)
                                                             Shares        $
--------------------------------------------------------------------------------
Fidelity National Financial, Inc.                              7,744       234
First Bancorp Puerto Rico                                      6,450       161
First Commonwealth Financial Corp.                             5,300        63
First Industrial Realty Trust, Inc. (o)                        5,000       135
First State BanCorp                                            5,800       139
Firstfed America Bancorp                                       4,000       108
FirstFed Financial Corp. (AE)                                  1,600        43
Fulton Financial Corp.                                         9,375       170
Greenpoint Financial Corp.                                    10,600       462
Harland (John H.) Co.                                          9,200       176
Harleysville Group, Inc.                                       4,100       117
Hawthorne Financial Corp. (AE)                                 1,200        34
HCC Insurance Holdings, Inc.                                   4,800       118
Hibernia Corp. Class A                                        20,900       412
HRPT Properties Trust (o)                                     16,600       131
IMPAC Mortgage Holdings, Inc.                                  5,800        63
IndyMac Bancorp, Inc. (AE)                                     7,500       140
Investment Technology Group, Inc. (AE)                         5,400       172
Investors Financial Services Corp.                             5,200       159
IRT Property Co. (o)                                           4,500        53
iStar Financial, Inc. (o)                                     11,300       321
Itla Capital Corp. (AE)                                        6,500       199
Leucadia National Corp.                                        4,000       150
Lexington Corporate Properties Trust (o)                       3,900        59
Liberty Property Trust (o)                                     7,000       205
M&T Bank Corp.                                                 7,500       614
MB Financial Corp.                                             3,000       102
Mercury General Corp.                                          3,100       129
MFA Mortgage Investments, Inc.                                10,000        81
Mony Group, Inc.                                               5,800       148
National Commerce Financial Corp.                             21,600       529
Nationwide Health Properties, Inc. (o)                         4,600        78
Navigators Group, Inc. (AE)                                    3,700        78
Neuberger Berman, Inc.                                         3,100        91
New York Community Bancorp, Inc.                               6,400       186
North Fork BanCorp., Inc.                                     17,200       663
Odyssey Re Holdings Corp.                                      2,500        46
Ohio Casualty Corp. (AE)                                       6,800        90
Old Republic International Corp.                              12,600       376
Philadelphia Consolidated Holding Co. (AE)                       700        23
Phoenix Cos., Inc. (The)                                      10,000        91
PMI Group, Inc. (The)                                          8,400       250
Popular, Inc.                                                 14,500       470
Protective Life Corp.                                          6,900       197
Provident Bankshares Corp.                                     3,255        74
PS Business Parks, Inc. (o)                                    2,800        89
Public Storage, Inc. (o)                                       9,900       291
R&G Financial Corp. Class B                                    5,400       129
Radian Group, Inc.                                            11,680       412
RAIT Investment Trust                                          4,200        89
Redwood Trust, Inc.                                            2,900        78
Reinsurance Group Of America                                   1,800        49
Roslyn Bancorp, Inc.                                           8,300       137
Selective Insurance Group                                      2,700        60
Silicon Valley Bancshares (AE)                                 3,700        70
Sky Financial Group, Inc.                                     10,000       192
Sovereign Bancorp, Inc.                                       30,000       422
Sterling Financial Corp. (AE)                                  3,200        64
Summit Properties, Inc. (o)                                    2,300        42
TCF Financial Corp.                                            5,100       216
Texas Regional Bancshares, Inc. Class A                        2,100        69
Thornburg Mortgage, Inc.                                       5,800       110
Total System Services, Inc.                                    4,000        54
Transatlantic Holdings, Inc.                                   1,500        94
Trustmark Corp.                                                6,700       151
UCBH Holdings, Inc.                                            3,500       147
UICI (AE)                                                      5,300        77
UnionBanCal Corp.                                              7,200       307
Vornado Realty Trust (o)                                       6,900       254
W Holding Co., Inc.                                            4,900        87
Webster Financial Corp.                                        4,500       146
Westamerica BanCorp                                            2,000        85
Wintrust Financial Corp.                                       4,250       133
WR Berkley Corp.                                               4,600       171
WSFS Financial Corp.                                           1,900        54
                                                                      --------
                                                                        18,725
                                                                      --------

Health Care - 14.3%
AdvancePCS (AE)                                               12,800       321
Advisory Board Co. (The) (AE)                                  1,500        48
American Medical Security Group, Inc. (AE)                     1,800        22
American Pharmaceutical Partners, Inc. (AE)                    5,600       112
AMERIGROUP Corp. (AE)                                          3,100        91
AMN Healthcare Services, Inc. (AE)                             4,400        64
Amsurg Corp. (AE)                                              3,400        95
Anthem, Inc. (AE)                                             13,703       864
Apria Healthcare Group, Inc. (AE)                              5,600       137
Barr Laboratories, Inc. (AE)                                   1,700       100
Caremark Rx, Inc. (AE)                                        27,100       480
Centene Corp. (AE)                                             2,200        67
Cephalon, Inc. (AE)                                            3,000       151
Charles River Laboratories
  International, Inc. (AE)                                    11,800       434
Cima Labs, Inc. (AE)                                           6,100       142
Cytyc Corp. (AE)                                              16,400       172
DaVita, Inc. (AE)                                              9,900       237
Dentsply International, Inc.                                  11,800       436
Dianon Systems, Inc. (AE)                                      2,700       108
Edwards Lifesciences Corp. (AE)                                4,500       116
Enzon, Inc. (AE)                                               6,900       134
Express Scripts, Inc. Class A (AE)                             8,200       444
First Health Group Corp. (AE)                                 12,200       317
Genentech, Inc. (AE)                                          20,700       707
Genesis Health Ventures, Inc. (AE)                             9,300       132
Gentiva Health Services, Inc.                                  6,100        48
Health Net, Inc. (AE)                                          4,500       105
HealthTronics Surgical Services, Inc. (AE)                    11,200        99
Idexx Laboratories, Inc. (AE)                                  5,100       176

136 Tax-Managed Mid & Small Cap Fund

Tax-Managed Mid & Small Cap Fund

Statement of Net Assets, continuedOctober 31, 2002

                                                                          Market
                                                              Number      Value
                                                                of        (000)
                                                              Shares        $
--------------------------------------------------------------------------------
Invitrogen Corp. (AE)                                         5,200          145
IVAX Corp. (AE)                                              16,375          206
LabOne, Inc. (AE)                                             1,800           31
LifePoint Hospitals, Inc. (AE)                                5,700          179
Lincare Holdings, Inc. (AE)                                  16,100          549
Medcath Corp. (AE)                                            9,800          110
Medicis Pharmaceutical Class A (AE)                           2,700          124
Mid Atlantic Medical Services (AE)                            3,900          142
MIM Corp. (AE)                                                4,300           31
Mylan Laboratories                                           20,700          651
NPS Pharmaceuticals, Inc. (AE)                                5,400          140
Omnicare, Inc.                                               16,600          361
Option Care, Inc. (AE)                                        3,700           29
Orthodontic Centers Of America (AE)                           4,900           47
Oxford Health Plans (AE)                                      8,900          316
Patterson Dental Co. (AE)                                     5,300          273
Pharmaceutical Product
  Development, Inc. (AE)                                      6,800          186
Priority Healthcare Corp. Class B (AE)                        4,600          112
PSS World Medical, Inc. (AE)                                 11,200           86
Renal Care Group, Inc. (AE)                                   7,500          237
Resmed, Inc. (AE)                                             5,200          176
Respironics, Inc. (AE)                                        4,400          141
Stericycle, Inc. (AE)                                         5,800          193
Steris Corp. (AE)                                             7,500          199
Triad Hospitals, Inc. (AE)                                    7,775          284
Unilab Corp. (AE)                                             3,600           77
Universal Health Services, Inc. Class B (AE)                  7,500          364
US Oncology, Inc. (AE)                                       12,300           99
Varian Medical Systems, Inc. (AE)                             6,800          328
Varian, Inc. (AE)                                             3,900          115
Wilson Greatbatch Technologies, Inc. (AE)                     4,700          131
                                                                       ---------
                                                                          12,421
                                                                       ---------
Integrated Oils - 0.0%
Cimarex Energy Co.                                            2,232           35
                                                                       ---------

Materials and Processing - 5.4%
Airgas, Inc. (AE)                                             9,300          142
Arch Chemicals, Inc.                                          2,600           49
Armor Holdings, Inc. (AE)                                     8,800          135
Cabot Corp.                                                   3,600           85
Cabot Microelectronics Corp. (AE)                             4,100          186
Cambrex Corp.                                                 3,700          103
Catellus Development Corp. (AE)                              14,900          265
Commercial Metals Co.                                         3,200           52
Corrections Corp. of America (AE)                             2,700           43
Cytec Industries, Inc. (AE)                                   5,500          133
EMCOR Group, Inc. (AE)                                        3,400          165
FBR Asset Investment Corp.                                    2,200           66
Georgia Gulf Corp.                                            9,800          213
Granite Construction, Inc.                                    4,400           70
Graphic Packaging International Corp. (AE)                    6,100           45
Greif Brothers Corp. Class A                                  3,700           94
Griffon Corp. (AE)                                            6,100           70
HB Fuller Co.                                                 2,800           80
Hughes Supply, Inc.                                           2,100           72
Lennox International, Inc.                                    7,100           92
LNR Property Corp.                                            2,000           71
Lubrizol Corp.                                                4,100          119
Lyondell Chemical Co.                                         9,700          121
Martin Marietta Materials, Inc.                               6,000          167
Meritage Corp. (AE)                                           1,000           40
NCI Building Systems, Inc. (AE)                               5,000           94
OM Group, Inc.                                                2,500           16
Precision Castparts Corp.                                     6,800          132
Quanex Corp.                                                  1,200           43
Reliance Steel & Aluminum Co.                                 5,300          111
Rock-Tenn Co. Class A                                         3,200           45
Rogers Corp. (AE)                                             3,400           85
Schulman (A.), Inc.                                           4,500           79
Scotts Co. (The) Class A (AE)                                 3,600          171
Shaw Group, Inc. (The) (AE)                                   9,400          141
Silgan Holdings, Inc. (AE)                                    2,700           50
Smurfit-Stone Container Corp. (AE)                           17,100          222
Sonoco Products Co.                                          12,900          303
SPS Technologies, Inc. (AE)                                     800           19
Tractor Supply Co. (AE)                                       2,600           99
Trammell Crow Co. (AE)                                        8,000           72
Universal Forest Products, Inc.                               3,500           63
Valspar Corp.                                                 3,000          125
Wausau-Mosinee Paper Corp.                                    7,300           70
York International Corp.                                      5,000          118
                                                                       ---------
                                                                           4,736
                                                                       ---------
Miscellaneous - 1.0%
Carlisle Cos., Inc.                                           2,100           78
FMC Corp. (AE)                                                2,100           64
FMC Technologies, Inc. (AE)                                   3,400           63
Kaman Corp. Class A                                           2,000           22
SPX Corp. (AE)                                                8,800          370
St. Joe Co. (The)                                             2,600           76
Teleflex, Inc.                                                2,800          118
Walter Industries, Inc.                                       7,800           85
                                                                       ---------
                                                                             876
                                                                       ---------


Other Energy - 3.4%
Arch Coal, Inc. 2,800                                            49
Denbury Resources Inc. (AE)                                   6,500           76
Diamond Offshore Drilling                                     2,700           56
Encore Acquisition Co. (AE)                                   2,200           36
Equitable Resources, Inc.                                     5,700          203
Evergreen Resources, Inc. (AE)                                3,700          152
Forest Oil Corp. (AE)                                         1,000           25
Helmerich & Payne, Inc.                                       4,200          119
Hydril Co. (AE)                                               1,500           41
Nuevo Energy Co. (AE)                                         4,300           58
Ocean Energy, Inc.                                           18,400          343

                                            Tax-Managed Mid & Small Cap Fund 137

Tax-Managed Mid & Small Cap Fund

Statement of Net Assets, continued--October 31, 2002

                                                                  Market
                                                   Number         Value
                                                     of            (000)
                                                   Shares            $
------------------------------------------------------------------------
Oceaneering International, Inc. (AE)                1,400             39
Octel Corp.                                         2,800             50
Patina Oil & Gas Corp.                              4,600            134
Peabody Energy Corp.                                2,000             52
Pioneer Natural Resources Co. (AE)                 11,100            276
Plains Resources, Inc. (AE)                         5,600            125
PNM Resources, Inc.                                 3,500             77
Pogo Producing Co.                                    900             32
Smith International, Inc. (AE)                     15,200            475
St. Mary Land & Exploration Co.                     2,900             73
Tidewater, Inc.                                     1,700             48
Varco International, Inc. (AE)                      7,500            123
XTO Energy, Inc.                                   11,700            281
                                                               ---------
                                                                   2,943
                                                               ---------
Producer Durables - 3.5%
Actuant Corp. Class A (AE)                          1,300             52
AGCO Corp.                                          5,900            150
Applied Industrial Technologies, Inc.               5,000             87
Beazer Homes USA, Inc. (AE)                           800             53
Briggs & Stratton                                   2,400             92
Cable Design Technologies Corp. (AE)               11,700             57
Clayton Homes, Inc.                                12,000            136
CUNO, Inc. (AE)                                     1,700             53
DR Horton, Inc.                                    14,452            278
Esterline Technologies Corp. (AE)                   3,400             62
Flir Systems, Inc. (AE)                             2,400            114
Hovnanian Enterprises, Inc. Class A (AE)            1,200             45
Joy Global, Inc. (AE)                               5,000             49
Kennametal, Inc.                                    4,700            146
Lennar Corp.                                        3,600            199
M/I Schottenstein Homes, Inc.                       1,000             32
NVR, Inc. (AE)                                        700            237
Pentair, Inc.                                       5,800            192
Polycom, Inc. (AE)                                 12,800            126
Rayovac Corp. (AE)                                  7,400            104
RF Micro Devices, Inc. (AE)                        19,100            162
Ryland Group, Inc.                                  3,700            154
Standard-Pacific Corp.                              4,200            102
Steelcase, Inc. Class A                             9,400             86
Teledyne Technologies, Inc. (AE)                    3,600             52
Terex Corp. (AE)                                    5,300             62
Toll Brothers, Inc. (AE)                            5,800            119
Watts Industries, Inc. Class A                      3,500             58
                                                               ---------
                                                                   3,059
                                                               ---------
Technology - 10.5%
Activision, Inc. (AE)                               6,600            135
Affiliated Computer Services, Inc.
   Class A (AE)                                    14,700            678
Alliance Data Systems Corp. (AE)                    4,900             83
American Management Systems (AE)                    3,700             44
Amphenol Corp. Class A (AE)                         2,100             81
Anixter International, Inc. (AE)                    4,300             99
AnSystem, Inc. (AE)                                 4,600             90
Apogent Technologies, Inc. (AE)                    16,900            307
Arrow Electronics, Inc. (AE)                       13,100            172
Avnet, Inc.                                        11,900            111
Avocent Corp. (AE)                                  8,000            160
BEA Systems, Inc. (AE)                             27,000            218
Benchmark Electronics, Inc. (AE)                    6,700            149
Borland Software Corp. (AE)                        12,200            164
Brocade Communications Systems, Inc. (AE)          28,700            197
Ceridian Corp. (AE)                                11,400            157
CSG Systems International (AE)                      6,400             82
Diebold, Inc.                                       9,400            335
Documentum, Inc. (AE)                               8,000            117
Drexler Technology Corp. (AE)                       2,800             51
DRS Technologies, Inc. (AE)                         2,500             83
DSP Group, Inc. (AE)                                6,700             96
EMS Technologies, Inc. (AE)                         1,500             21
ESS Technology (AE)                                15,800             86
Fidelity National Information
   Solutions, Inc. (AE)                             4,200             80
Filenet Corp. (AE)                                 11,300            123
GameStop Corp. (AE)                                 3,900             70
Hughes Electronics Corp. Class H (AE)              80,100            790
Ingram Micro, Inc. Class A (AE)                     7,800            112
Integrated Circuit Systems, Inc. (AE)               7,800            159
Internet Security Systems (AE)                      4,300             79
Intersil Corp. Class A (AE)                        10,600            180
Invision Technologies, Inc. (AE)                    2,600             92
L-3 Communications Holdings, Inc. (AE)              9,900            465
Macrovision Corp. (AE)                              9,400            121
Magma Design Automation, Inc. (AE)                  2,100             18
Manhattan Associates, Inc. (AE)                     3,800             85
Mantech International Corp. Class A (AE)            9,300            230
Microchip Technology, Inc.                         26,100            637
NETIQ Corp. (AE)                                    3,624             51
Network Associates, Inc. (AE)                      17,400            276
Omnivision Technologies, Inc. (AE)                  6,400             72
PegaSystems, Inc. (AE)                             18,300            108
Progress Software Corp. (AE)                        5,800             72
Reynolds & Reynolds Co. (The) Class A               9,900            234
Sandisk Corp. (AE)                                  4,800             95
Storage Technology Corp. (AE)                       7,600            134
Symantec Corp. (AE)                                17,700            709
Titan Corp. (AE)                                   14,700            189
VeriSign, Inc. (AE)                                23,200            187
                                                               ---------
                                                                   9,084
                                                               ---------
Utilities - 7.7%
AGL Resources, Inc.                                 9,800            230
Allete, Inc.                                        9,700            208
Black Hills Corp.                                   1,800             47
Cablevision Systems Corp. Class A (AE)              8,262             79
CH Energy Group, Inc.                               1,900             95
Cleco Corp.                                         6,300             88

138 Tax-Managed Mid & Small Cap Fund

Tax-Managed Mid & Small Cap Fund

Statement of Net Assets, continued--October 31, 2002

                                                                  Market
                                                   Number         Value
                                                     of            (000)
                                                   Shares            $
------------------------------------------------------------------------
Commonwealth Telephone
   Enterprises, Inc. (AE)                           4,500            166
COX Communications, Inc. Class A (AE)               3,000             82
DPL, Inc.                                           7,200             99
El Paso Electric Co. (AE)                           4,500             49
Energen Corp.                                       4,400            123
Energy East Corp.                                  15,400            328
Hawaiian Electric Industries                        3,800            182
IDT Corp. (AE)                                      3,500             60
Liberty Media Corp. Class A (AE)                  170,600          1,412
Metro One Telecommunications (AE)                   5,900             26
National Fuel Gas Co.                               8,600            173
Northeast Utilities                                13,000            196
Northwest Natural Gas Co.                           4,000            120
NSTAR                                               7,000            294
OGE Energy Corp.                                    9,200            147
Oneok, Inc.                                         7,000            133
Pepco Holdings, Inc.                               29,999            621
Piedmont Natural Gas Co.                            2,700             97
Puget Energy, Inc.                                 11,400            243
SCANA Corp.                                        10,000            292
SureWest Communications                             3,000             91
UGI Corp.                                           6,100            237
Vectren Corp.                                       6,300            155
Western Gas Resources, Inc.                         3,100            103
Wisconsin Energy Corp.                             16,300            375
WPS Resources Corp.                                 4,100            160
                                                               ---------
                                                                   6,711
                                                               ---------
Total Common Stocks
(cost $87,384)                                                    81,527
                                                               ---------
                                                Principal
                                                 Amount
                                                  (000)
                                                    $
                                                ---------
Short-Term Investments - 6.5%
Frank Russell Investment Company
   Money Market Fund (C)                            5,127          5,127
United States Treasury Bill (c)(y)(s)
   1.640% due 12/19/02                                500            499
                                                               ---------

Total Short-Term Investments
(cost $5,626)                                                      5,626
                                                               ---------

Total Investments - 100.3%
(identified cost $93,010)                                         87,153

Other Assets and Liabilities,
Net - (0.3%)                                                        (295)
                                                               ---------

Net Assets - 100.0%                                               86,858
                                                               =========

                                                            Unrealized
                                               Notional    Appreciation
                                                Amount    (Depreciation)
Futures Contracts                               (000)         (000)
(Number of Contracts)                             $             $
------------------------------------------------------------------------
Long Positions
Russell 2000 Index
   expiration date 12/02 (24)                       4,483            (96)

S&P 500 Index
   expiration date 12/02 (2)                          443              4
                                                               ---------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                               (92)
                                                               =========

  See accompanying notes which are an integral part of the financial statements.

                                            Tax-Managed Mid & Small Cap Fund 139

Select Growth Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective:  To provide capital appreciation.

Invests in: Primarily US equity securities.

Strategy:   The Fund employs a multi-manager strategy to invest in stocks that appear to be undervalued on the basis of earnings, cash flow, or private market value.

                                     [GRAPH]

Select Growth Fund - Class S
---------------------------------------------
 Periods Ended     Growth of       Total
   10/31/02         $10,000        Return
---------------  ------------  --------------
1 Year             $   7,958      (20.42)%
Inception          $   5,340      (30.16)%(S)

Select Growth Fund - Class E
---------------------------------------------
 Periods Ended     Growth of       Total
   10/31/02         $10,000        Return
---------------  ------------  --------------
1 Year             $   7,949      (20.51)%
Inception          $   5,310      (30.38)%(S)

Select Growth Fund - Class C
---------------------------------------------
 Periods Ended     Growth of       Total
   10/31/02         $10,000        Return
---------------  ------------  --------------
1 Year             $   7,865      (21.35)%
Inception          $   5,230      (30.98)%(S)

Select Growth Fund - Class I
---------------------------------------------
 Periods Ended     Growth of       Total
   10/31/02         $10,000        Return
---------------  ------------  --------------
1 Year             $   7,973      (20.27)%
Inception          $   5,350      (30.08)%(S)

Russell 1000(R) Growth Index
---------------------------------------------
 Periods Ended     Growth of       Total
   10/31/02         $10,000        Return
---------------  ------------  --------------
1 Year             $   8,038      (19.62)%
Inception          $   5,469      (29.17)%(S)

Performance Review

For the year ended October 31, 2002, the Select Growth Fund Class I, Class S, Class E and Class C shares, lost 20.27%, 20.42%, 20.51% and 21.35% respectively, lagging its benchmark the Russell 1000(R) Growth Index, which lost 19.62%.

Market and Portfolio Highlights

Broad US equity markets experienced a short rally in November and December of 2001; however, by the end of the first quarter of 2002, and throughout most of the remaining fiscal year, a trend of market losses had returned. Corporate accounting and earnings

140 Select Growth Fund

Select Growth Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

remained under scrutiny as the economy gave mixed signals, such as healthy consumer spending and low interest rates, which contrasted with negative factors such as rising unemployment and a depressed manufacturing sector.

During the past twelve months, the market environment was difficult for active managers. However, managers who were defensively positioned through exposure to stocks of undervalued, anti-cyclical companies with histories of predictable earnings and low debt levels generally outperformed those managers favoring companies with positive forward-looking earnings growth.

The consumer discretionary sector provided the largest contribution to the Fund's benchmark-relative performance, as a result of positive stock selection. While the Fund carried a slightly overweight position to the troubled technology sector, it was able to offset this with strong stock selection. The 1.4% weight represented by the utilities sector in the Russell 1000(R) Growth Index was the benchmark's largest contributor to its underperformance during the period. The Fund benefited by underweighting this sector by 70 basis points relative to the benchmark, avoiding much of the telecom declines that affected the Index.

Three of the Fund's five managers outperformed their respective benchmarks. Strong Capital was able to outperform its benchmark, as a result of positive stock selection in the consumer discretionary and health sectors. TCW produced benchmark-relative outperformance in spite of its large overweight in declining technology stocks, as they turned around in October to produce positive excess returns. The Fund's most aggressive manager, Fuller and Thaler, posted the best results. The manager gained over 11.5% as a result of good stock selection in the consumer discretionary and health care sectors. However, poor stock selection in the technology and the materials and processing sectors, and a 16% underweight in the financial services sector detracted from the manager's performance.

CapitalWorks turned in the poorest performance, with below-average stock selection. The manager was unable to avoid troubled stocks in technology, health care, and producer durables. Turner lagged slightly behind its benchmark, mainly due to poor stock selection in the health care and financial services sectors. However, these results were within expectations given Turner's emphasis on higher P/E growth stocks.

   Top Ten Equity Holdings
   (as a percent of Total Investments)                October 31, 2002

   Microsoft Corp.                                           5.1%
   Pfizer, Inc.                                              4.3
   Wal-Mart Stores, Inc.                                     3.2
   Amgen, Inc.                                               2.8
   Dell Computer Corp.                                       2.6
   Intel Corp.                                               2.2
   Progressive Corp. (The)                                   2.1
   Cisco Systems, Inc.                                       1.9
   American International Group                              1.7
   Forest Laboratories, Inc.                                 1.6

   Portfolio Characteristics                          October 31, 2002

   Current P/E Ratio                                        28.0x
   Portfolio Price/Book Ratio                               3.70x
   Market Capitalization - $-Weighted Average              69.57 Bil
   Number of Holdings                                        243

   Money Managers                                     Style

   CapitalWorks Investment Partners, LLC              Growth
   Fuller & Thaler Asset Management, Inc.             Growth
   Strong Capital Management, Inc.                    Growth
   TCW Investment Management Co.                      Growth
   Turner Investment Partners, Inc.                   Growth

___________________________

* The Fund commenced operations on January 31, 2001. Index comparison began February 1, 2001.

** The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) Index companies with higher price-to-book ratios and higher forecasted growth values.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                          Select Growth Fund 141

Select Growth Fund

Statement of Net Assets--October 31, 2002

                                                                  Market
                                                   Number         Value
                                                     of            (000)
                                                   Shares            $
------------------------------------------------------------------------
Common Stocks - 92.1%
Auto and Transportation - 2.1%
Aviall, Inc. (AE)                                   6,600             62
Fleetwood Enterprises, Inc. (AE)                   10,000             56
Harley-Davidson, Inc.                               6,180            323
Mercury Air Group, Inc. (AE)                        6,200             17
OMI Corp. (AE)                                     26,000            100
Southwest Airlines Co.                             17,700            258
Tenneco Automotive, Inc. (AE)                      11,500             66
Werner Enterprises, Inc.                            4,166             85
                                                               ---------
                                                                     967
                                                               ---------
Consumer Discretionary - 20.0%
3DO Co. (The) (AE)                                  7,725             11
Advance Auto Parts (AE)                             1,500             80
Aldila, Inc. (AE)                                   8,633             13
Alliance Gaming Corp. (AE)                          9,300            156
Amazon.com, Inc. (AE)                               5,300            103
Apollo Group, Inc. Class A (AE)                     3,500            145
AT Cross Co. Class A (AE)                           5,300             32
Autozone, Inc. (AE)                                 2,000            172
Bed Bath & Beyond, Inc. (AE)                        4,900            174
Bon-Ton Stores, Inc. (The) (AE)                    12,000             45
Career Education Corp. (AE)                         1,600             64
Carnival Corp.                                      4,900            128
Cheesecake Factory (The) (AE)                       1,500             51
Chico's FAS, Inc. (AE)                              6,400            124
Clear Channel Communications, Inc. (AE)            14,600            541
Corinthian Colleges, Inc. (AE)                      1,400             53
DiamondCluster International, Inc.
   Class A (AE)                                    17,200             46
eBay, Inc. (AE)                                     6,050            383
Electronic Arts, Inc. (AE)                          4,800            313
Entercom Communications Corp. (AE)                  1,400             69
Fastenal Co.                                        1,800             61
Gadzooks, Inc. (AE)                                 3,000             11
Getty Images, Inc. (AE)                             1,200             34
Good Guys, Inc. (AE)                               12,100             25
Gymboree Corp. (AE)                                 3,400             62
Harman International Industries, Inc.               1,500             84
Hearst-Argyle Television, Inc. (AE)                 2,200             55
Home Depot, Inc.                                    7,600            219
infoUSA, Inc. (AE)                                 16,300             68
International Game Technology (AE)                  3,100            233
JOS A Bank Clothiers, Inc. (AE)                     5,700            125
K-Swiss, Inc. Class A                               4,800            123
Kohl's Corp. (AE)                                  10,140            593
Kroll, Inc. (AE)                                    2,300             45
Lowe's Cos., Inc.                                  12,140            507
Magna Entertainment Corp. Class A (AE)              7,000             42
Memberworks, Inc. (AE)                              4,600             80
Michaels Stores, Inc. (AE)                          2,200             99
Midway Games, Inc. (AE)                             2,400             10
Pacific Sunwear Of California (AE)                  3,500             82
Party City Corp. (AE)                               4,900             59
Petsmart, Inc. (AE)                                 3,600             69
Pixar, Inc. (AE)                                    5,200            265
Procter & Gamble Co.                                7,190            636
Quiksilver, Inc. (AE)                               2,800             67
Rare Hospitality International, Inc. (AE)           1,200             32
Rawlings Sporting Goods Co.                         5,820             32
Rubio's Restaurants, Inc. (AE)                      5,200             27
Southern Energy Homes, Inc. (AE)                   33,700             40
SRS Labs, Inc. (AE)                                13,100             27
Starbucks Corp. (AE)                                1,500             36
Tivo, Inc. (AE)                                    12,600             55
Tribune Co.                                         1,500             72
Universal Electronics, Inc. (AE)                    3,900             31
Univision Communications, Inc. Class A (AE)         1,900             49
USA Interactive (AE)                                6,900            175
Viacom, Inc. Class B (AE)                          14,900            665
Wal-Mart Stores, Inc.                              27,780          1,488
Water Pik Technologies, Inc. (AE)                   1,200             11
Weight Watchers International, Inc. (AE)            2,400            114
Westwood One, Inc. (AE)                             3,400            123
                                                               ---------
                                                                   9,334
                                                               ---------
Consumer Staples - 4.3%
Anheuser-Busch Cos., Inc.                           2,300            121
Coca-Cola Co. (The)                                15,210            707
PepsiCo, Inc.                                       7,930            350
Performance Food Group Co. (AE)                     2,000             74
Sara Lee Corp.                                      7,920            181
Systemco Corp.                                      7,220            229
Walgreen Co.                                        9,140            308
Whole Foods Market, Inc. (AE)                       1,300             61
                                                               ---------
                                                                   2,031
                                                               ---------
Financial Services - 12.5%
Aflac, Inc.                                        11,300            344
American Express Co.                                5,290            192
American International Group                       13,090            819
Bank One Corp.                                      1,200             46
Charles Schwab Corp. (The)                         54,890            504
Citigroup, Inc.                                    12,580            465
Doral Financial Corp.                               1,800             47
E*TRADE Group, Inc. (AE)                           15,900             72
Fifth Third Bancorp                                 3,370            214
Freddie Mac                                         1,500             92
Goldman Sachs Group, Inc.                           3,200            229
Interactive Data Corp. (AE)                         1,700             25
Lehman Brothers Holdings, Inc.                      4,130            220
LendingTree, Inc. (AE)                              4,900             60
MBNA Corp.                                         12,270            249
Paychex, Inc.                                       9,800            282
Pico Holdings, Inc. (AE)                            2,700             28

142 Select Growth Fund

Select Growth Fund

Statement of Net Assets, continued--October 31, 2002

                                                                  Market
                                                   Number         Value
                                                     of            (000)
                                                   Shares            $
------------------------------------------------------------------------
Principal Financial Group                           3,800            107
Progressive Corp. (The)                            18,160            999
RenaissanceRe Holdings, Ltd.                        1,900             78
Republic First Bancorp, Inc. (AE)                   4,500             25
Scottish Annuity & Life Holdings, Ltd.              4,100             73
SLM Corp.                                           1,100            113
Stilwell Financial, Inc.                           16,700            196
Washington Mutual, Inc.                             2,300             82
Wells Fargo & Co.                                   2,500            126
Willis Group Holdings, Ltd. (AE)                    4,400            135
                                                               ---------
                                                                   5,822
                                                               ---------
Health Care - 22.8%
1-800 Contacts, Inc. (AE)                           2,900             26
Abaxis, Inc. (AE)                                   5,300             21
Abbott Laboratories                                11,350            475
Accredo Health, Inc. (AE)                           1,600             74
Alcon, Inc. (AE)                                    2,300             94
Allergan, Inc.                                      1,000             54
AmerisourceBergen Corp.                             4,200            299
Amgen, Inc. (AE)                                   28,120          1,309
Amylin Pharmaceuticals, Inc. (AE)                   1,400             24
Anthem, Inc. (AE)                                   2,600            164
Biomet, Inc.                                        3,100             91
Boston Scientific Corp. (AE)                       11,240            423
Cardinal Health, Inc.                               1,200             83
Cephalon, Inc. (AE)                                 1,700             85
Charles River Laboratories
   International, Inc. (AE)                         2,600             96
Connetics Corp. (AE)                                7,200             92
Coventry Health Care, Inc. (AE)                     1,400             47
Cyberonics (AE)                                     1,300             21
Edwards Lifesciences Corp. (AE)                       900             23
Eli Lilly & Co.                                     4,100            228
First Health Group Corp. (AE)                       2,200             57
Forest Laboratories, Inc. (AE)                      7,520            737
Genentech, Inc. (AE)                               10,560            360
Gilead Sciences, Inc. (AE)                          2,400             83
HCA, Inc.                                           3,920            170
Henry Schein, Inc. (AE)                             1,200             60
Idec Pharmaceuticals Corp. (AE)                     6,360            293
Immucor, Inc. (AE)                                  3,300             74
Impax Laboratories, Inc. (AE)                       3,200             16
Johnson & Johnson                                   7,500            441
LabOne, Inc. (AE)                                   3,500             61
LCA-Vision, Inc. (AE)                              35,207             23
Martek Biosciences Corp. (AE)                       4,600             72
Medicis Pharmaceutical Class A (AE)                 1,500             69
Medimmune, Inc. (AE)                                1,900             49
Medtronic, Inc.                                    12,160            545
Neurocrine Biosciences, Inc. (AE)                   2,500            112
Pfizer, Inc.                                       63,990          2,033
Pharmacia Corp.                                     5,200            224
Prime Medical Services, Inc. (AE)                   4,600             36
PSS World Medical, Inc. (AE)                        8,800             67
SICOR, Inc. (AE)                                    4,500             67
Steris Corp. (AE)                                   1,300             34
Stryker Corp.                                       2,100            133
Taro Pharmaceuticals Industries (AE)                2,300             80
Teva Pharmaceutical Industries - ADR                4,510            349
Trimeris, Inc. (AE)                                 1,800             95
UnitedHealth Group, Inc.                            1,200            109
Universal Health Services, Inc. Class B (AE)          700             34
WellPoint Health Networks (AE)                      1,200             90
Wilson Greatbatch Technologies, Inc. (AE)           2,500             70
Wyeth                                               8,420            282
                                                               ---------
                                                                  10,654
                                                               ---------
Materials and Processing - 1.5%
Biogen, Inc. (AE)                                   8,200            301
Foamex International, Inc. (AE)                     4,800              6
Genelabs Technologies (AE)                         19,600             26
Griffon Corp. (AE)                                  2,530             29
Nucor Corp.                                         3,000            126
Perry Ellis International, Inc. (AE)                4,700             55
RTI International Metals, Inc. (AE)                 6,500             67
Telik, Inc. (AE)                                    3,400             50
Worthington Industries                              2,900             55
                                                               ---------
                                                                     715
                                                               ---------
Miscellaneous - 1.7%
General Electric Co.                               28,760            726
ITT Industries, Inc.                                  800             52
                                                               ---------
                                                                     778
                                                               ---------
Other Energy - 1.8%
Apache Corp.                                        3,100            168
Devon Energy Corp.                                  2,400            121
ENSCO International, Inc.                           1,600             43
Key Energy Services, Inc. (AE)                      6,100             54
National-Oilwell, Inc. (AE)                         3,600             75
Patterson-UTI Energy, Inc. (AE)                     2,000             58
Smith International, Inc. (AE)                      6,200            194
Westport Resources Corp. (AE)                       1,732             30
XTO Energy, Inc.                                    4,600            111
                                                               ---------
                                                                     854
                                                               ---------
Producer Durables - 3.1%
3M Co.                                              1,800            228
Applied Materials, Inc. (AE)                       41,880            629
Encore Wire Corp. (AE)                              7,800             68
Flir Systems, Inc. (AE)                             1,000             47
Itron, Inc. (AE)                                    3,500             77
Lockheed Martin Corp.                               2,100            122
Tyco International, Ltd.                           15,910            230
United Defense Industries, Inc. (AE)                1,500             34
Watts Industries, Inc. Class A                        800             13
                                                               ---------
                                                                   1,448
                                                               ---------

                                                          Select Growth Fund 143

Select Growth Fund

Statement of Net Assets, continued--October 31, 2002

                                                                  Market
                                                   Number         Value
                                                     of            (000)
                                                   Shares            $
------------------------------------------------------------------------
Technology - 21.5%
3Com Corp. (AE)                                    19,400             82
Actuate Corp. (AE)                                 20,700             38
Adobe Systems, Inc.                                 4,600            109
Analog Devices, Inc. (AE)                           8,020            215
Artisan Components, Inc. (AE)                       4,900             64
ATI Technologies, Inc. (AE)                         6,600             42
Avid Technology, Inc. (AE)                          4,600             65
Boston Communications Group (AE)                    7,800            101
CellStar Corp. (AE)                                 6,040             24
Cisco Systems, Inc. (AE)                           80,580            901
Cognizant Technology Solutions Corp. (AE)             900             60
Computer Network Technology Corp. (AE)              4,200             26
Concerto Software, Inc. (AE)                        5,500             35
Cree, Inc. (AE)                                     2,400             41
Dell Computer Corp. (AE)                           42,080          1,204
Documentum, Inc. (AE)                               5,600             82
EDO Corp.                                           3,100             52
Epicor Software Corp. (AE)                         11,200             14
Exar Corp. (AE)                                     7,400             93
HomeSeekers.com, Inc. (AE)                         35,800              1
Hyperion Solutions Corp. (AE)                       1,300             35
Intel Corp.                                        58,930          1,019
Internet Security Systems (AE)                      3,800             70
InterVoice, Inc. (AE)                              31,100             44
Intuit, Inc. (AE)                                   5,200            270
Juniper Networks, Inc. (AE)                         8,000             47
Linear Technology Corp.                             1,200             33
Maxim Integrated Products                          12,700            404
MCSi, Inc. (AE)                                     5,400             27
Mercury Computer Systems, Inc. (AE)                 2,500             75
Mercury Interactive Corp. (AE)                        300              8
Microchip Technology, Inc.                          8,700            212
Micron Technology, Inc. (AE)                       11,910            191
Microsoft Corp. (AE)                               44,900          2,400
Neoforma, Inc. (AE)                                 3,760             42
Netsolve, Inc. (AE)                                 4,700             34
Network Appliance, Inc. (AE)                       24,000            215
O2Micro International, Ltd. (AE)                    3,400             29
Omnivision Technologies, Inc. (AE)                  1,000             11
Pinnacle Systems, Inc. (AE)                         3,100             37
QLogic Corp. (AE)                                   3,100            108
Qualcomm, Inc. (AE)                                12,500            432
Quest Software, Inc. (AE)                           7,400             81
SafeNet, Inc. (AE)                                  3,800             64
SAP AG - ADR                                        9,980            191
Siebel Systems, Inc. (AE)                          21,520            162
Silicon Laboratories, Inc. (AE)                     1,200             26
Symantec Corp. (AE)                                 4,000            160
Utstarcom, Inc. (AE)                                3,300             56
WatchGuard Technologies (AE)                        9,500             41
Westell Technologies, Inc. Class A (AE)            14,300             17
Xilinx, Inc. (AE)                                   9,300            177
Zebra Technologies Corp. Class A (AE)                 900             55
                                                               ---------
                                                                  10,022
                                                               ---------
Utilities - 0.8%
Nextel Communications, Inc. Class A (AE)            9,200            104
Nokia OYJ - ADR                                    13,460            224
Talk America Holdings, Inc. (AE)                    7,433             59
                                                               ---------
                                                                     387
                                                               ---------
Total Common Stocks
(cost $46,638)                                                    43,012
                                                               ---------

                                                Principal
                                                 Amount
                                                  (000)
                                                    $
                                                ---------
Short-Term Investments - 8.4%
Frank Russell Investment Company
   Money Market Fund (C)                            3,298          3,298
Software HOLDRs Trust                                  96            103
United States Treasury Bill (c)(y)(s)
   1.640% due 12/19/02                                500            499
                                                               ---------

Total Short-Term Investments
(cost $3,894)                                                      3,900
                                                               ---------
Total Investments - 100.5%
(identified cost $50,532)                                         46,912

Other Assets and Liabilities,
Net - (0.5%)                                                        (217)
                                                               ---------

Net Assets - 100.0%                                               46,695
                                                               =========


                                                            Unrealized
                                               Notional    Appreciation
                                                Amount    (Depreciation)
Futures Contracts                               (000)         (000)
(Number of Contracts)                             $             $
------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index
   expiration date 12/02 (11)                       1,091             69

S&P Barra Growth Index
   expiration date 12/02 (10)                       1,148              7

S&P 500 Index
   expiration date 12/02 (6)                        1,328              8
                                                               ---------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                84
                                                               =========

See accompanying notes which are an integral part of the financial statements.

144 Select Growth Fund

Select Value Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective:  To provide capital appreciation.

Invests in: Primarily US equity securities.

Strategy:   The Fund employs a multi-manager strategy to invest in stocks with above average growth rates and favorable earnings momentum.

                                     [GRAPH]

Select Value Fund - Class S
---------------------------------------------
 Periods Ended     Growth of       Total
   10/31/02         $10,000        Return
---------------  ------------  --------------
1 Year             $   8,822      (11.78)%
Inception          $   7,584      (14.63)%(S)

Select Value Fund - Class E
---------------------------------------------
 Periods Ended     Growth of       Total
   10/31/02         $10,000        Return
---------------  ------------  --------------
1 Year             $   8,814      (11.86)%
Inception          $   7,551      (14.85)%(S)

Select Value Fund - Class C
---------------------------------------------
 Periods Ended     Growth of       Total
   10/31/02         $10,000        Return
---------------  ------------  --------------
1 Year             $   8,718      (12.82)%
Inception          $   7,431      (15.62)%(S)

Select Value Fund - Class I
---------------------------------------------
 Periods Ended     Growth of       Total
   10/31/02         $10,000        Return
---------------  ------------  --------------
1 Year             $   8,828      (11.72)%
Inception          $   7,599      (14.54)%(S)

Russell 1000(R) Value Index
---------------------------------------------
 Periods Ended     Growth of       Total
   10/31/02         $10,000        Return
---------------  ------------  --------------
1 Year             $   8,998      (10.02)%
Inception          $   7,813      (13.15)%(S)

Performance Review

For the year ended October 31, 2002, the Select Value Fund Class I, Class S, Class E, and Class C shares lost 11.72%, 11.78%, 11.86%, and 12.82%, respectively, underperforming the Fund's benchmark, the Russell 1000(R) Value Index, which dropped 10.02%.

Market and Portfolio Highlights

Broad US equity markets experienced a short rally in November and December of 2001; however, by the end of the first quarter of 2002, and throughout most of the remaining fiscal year, a trend of market losses had returned. Corporate accounting and earnings remained under scrutiny as the economy gave mixed signals,

146 Select Value Fund

Select Value Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

such as healthy consumer spending and low interest rates, which contrasted with negative factors such as rising unemployment and a depressed manufacturing sector.

During the past twelve months, the market environment was difficult for active managers. However, managers who were defensively positioned through exposure to stocks of undervalued, anti-cyclical companies with histories of predictable earnings and low debt levels generally outperformed those managers favoring companies with positive forward-looking earnings growth.

Two of the Fund's three managers outperformed their respective benchmarks during the fiscal period. Iridian was the sole underperformer, with below-average stock selection which led to disappointing results. The manager overweighted many companies (Tyco, EDS, Aon Corp., El Paso Corp., Tenet Healthcare, Cigna, Sears) whose management and accounting practices were questioned. MFS performed well due to its emphasis on defensive stocks, its ability to rotate holdings opportunistically, and its avoidance or underweighting of many of the poor performing stocks during the period. Systematic, which has both large cap and small cap assignments in the Fund, benefited from its stock selection which focused on positive revised earnings. In Systematic's large cap portfolio, this strategy helped determine which stocks to underweight or avoid. The manager also added value through positive stock selection in the health care and other energy sectors. In Systematic's small cap portfolio, the emphasis on positive earnings revisions added to returns, as did strong stock selection in the health care and the materials & processing sectors.

   Top Ten Equity Holdings
   (as a percent of Total Investments)                October 31, 2002

   Citigroup, Inc.                                           3.1%
   Bank of America Corp.                                     2.1
   Exxon Mobil Corp.                                         2.0
   Deere & Co.                                               1.4
   Marsh & McLennan Cos., Inc.                               1.3
   Pfizer, Inc.                                              1.3
   Wachovia Corp.                                            1.3
   Kimberly-Clark Corp.                                      1.2
   Freddie Mac                                               1.2
   Mellon Financial Corp.                                    1.2

   Portfolio Characteristics                          October 31, 2002

   Current P/E Ratio                                             16.9x
   Portfolio Price/Book Ratio                                    2.15x
   Market Capitalization - $-Weighted Average                39.81 Bil
   Number of Holdings                                              228

   Money Managers                                     Style

   Iridian Asset Management, LLC                      Value
   MFS International Advisors, Inc.                   Value
   Systematic Financial Management, L.P.              Value

                         ______________________________

* The Fund commenced operations on January 31, 2001. Index comparison began February 1, 2001.

** The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) Index securities with higher price-to-book ratios and higher forecasted growth values.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                           Select Value Fund 147

Select Value Fund

Statement of Net Assets--October 31, 2002

                                                                  Market
                                                   Number         Value
                                                     of            (000)
                                                   Shares            $
------------------------------------------------------------------------
Common Stocks - 94.8%
Auto and Transportation - 1.2%
AO Smith Corp.                                      4,300             94
Canadian National Railway Co.                       3,389            145
CNF, Inc.                                           4,300            138
Delphi Corp.                                        7,760             54
Landstar System, Inc. (AE)                          1,000             49
Lear Corp. (AE)                                    10,100            369
                                                               ---------
                                                                     849
                                                               ---------
Consumer Discretionary - 12.3%
Abercrombie & Fitch Co. Class A (AE)               23,600            421
Advance Auto Parts (AE)                             1,700             91
AnnTaylor Stores Corp. (AE)                         4,300            101
Aramark Corp. Class B (AE)                          8,300            175
Best Buy Co., Inc. (AE)                             8,600            177
Blockbuster, Inc. Class A                          14,000            336
Carnival Corp.                                     13,100            342
Cendant Corp. (AE)                                 50,600            582
Clear Channel Communications, Inc. (AE)            13,600            504
Clorox Co.                                          6,600            297
Columbia Sportswear Co. (AE)                        1,300             52
Eastman Kodak Co.                                   3,700            122
Electronics Boutique Holdings Corp. (AE)            2,200             55
Federated Department Stores (AE)                   12,900            396
Gannett Co., Inc.                                   5,180            393
GTECH Holdings Corp. (AE)                           2,900             75
Home Depot, Inc.                                   24,900            719
Kimberly-Clark Corp.                               17,450            899
Liz Claiborne, Inc.                                 3,900            116
Movado Group, Inc.                                  1,500             26
Nike, Inc. Class B                                  2,500            118
Nordstrom, Inc.                                     2,400             48
Procter & Gamble Co.                                5,190            459
Reebok International, Ltd. (AE)                     3,100             88
Reed Elsevier PLC - ADR                             7,300            265
Republic Services, Inc. (AE)                        5,600            115
Sears Roebuck and Co.                              21,310            560
Skechers U.S.A., Inc. Class A (AE)                  5,500             54
Sonic Automotive, Inc. (AE)                         2,500             39
Take-Two Interactive Software (AE)                  1,200             31
Tribune Co.                                         3,860            185
Viacom, Inc. Class B (AE)                           8,964            400
Walt Disney Co.                                     9,890            165
Waste Management, Inc.                             22,800            525
                                                               ---------
                                                                   8,931
                                                               ---------
Consumer Staples - 4.5%
Coca-Cola Enterprises, Inc.                         6,700            160
Conagra Foods, Inc.                                 9,700            235
Dean Foods Co. (AE)                                 7,200            270
Diageo PLC - ADR                                    2,100             94
Dial Corp. (The)                                    6,400            136
Dole Food Co.                                       4,000            118
HJ Heinz Co.                                        4,000            129
JM Smucker Co. (The)                                3,404            125
Kellogg Co.                                        14,950            476
Kraft Foods, Inc. Class A                           5,100            201
Kroger Co. (AE)                                     1,100             16
PepsiCo, Inc.                                       6,680            295
Philip Morris Cos., Inc.                           12,440            507
RJ Reynolds Tobacco Holdings, Inc.                  5,800            235
Sara Lee Corp.                                     12,000            274
                                                               ---------
                                                                   3,271
                                                               ---------
Financial Services - 30.4%
Allstate Corp. (The)                               20,300            808
American Express Co.                               17,430            634
American International Group                        6,600            413
Annaly Mortgage Management, Inc.                    3,400             60
Astoria Financial Corp.                             3,700             97
Bank of America Corp.                              22,260          1,554
Bank One Corp.                                      2,100             81
Banknorth Group, Inc.                               2,700             63
BankUnited Financial Corp. Class A (AE)             4,300             70
Bear Stearns Cos., Inc. (The)                       5,900            360
Brown & Brown, Inc.                                 2,900             88
CBL & Associates Properties, Inc. (o)               3,500            129
Chubb Corp.                                         8,490            479
Citigroup, Inc.                                    61,600          2,277
Cobalt Corp.                                        4,400             72
Countrywide Credit Industries, Inc.                 5,100            257
Cullen/Frost Bankers, Inc.                          2,100             73
Dime Community Bancshares                           4,850            102
Doral Financial Corp.                               4,350            114
Equity Office Properties Trust (o)                  4,140            100
Fannie Mae                                          8,200            548
First Data Corp.                                   10,300            360
FleetBoston Financial Corp.                        13,310            311
Franklin Resources, Inc.                            9,700            320
Freddie Mac                                        14,100            868
Goldman Sachs Group, Inc.                           8,600            616
Greater Bay Bancorp                                 2,500             38
Hartford Financial Services Group, Inc.            10,540            416
Household International, Inc.                      18,500            440
Innkeepers USA Trust (o)                           10,200             79
LaBranche & Co., Inc. (AE)                          3,200             86
Legg Mason, Inc.                                    2,100             98
Lehman Brothers Holdings, Inc.                      9,700            517
Marsh & McLennan Cos., Inc.                        20,900            976
MBNA Corp.                                         29,050            590
Mellon Financial Corp.                             29,990            848
Merrill Lynch & Co., Inc.                          11,910            452
Metlife, Inc.                                       8,720            208
MGIC Investment Corp.                               5,200            218
Morgan Stanley                                     13,700            533
National City Corp.                                 7,700            209

148 Select Value Fund

Select Value Fund

Statement of Net Assets, continued--October 31, 2002

                                                                  Market
                                                   Number         Value
                                                     of            (000)
                                                   Shares            $
------------------------------------------------------------------------
National Commerce Financial Corp.                  12,800            313
RenaissanceRe Holdings, Ltd.                        3,100            127
Republic Bancorp, Inc.                             10,510            129
Safeco Corp.                                        4,620            164
SLM Corp.                                           6,100            627
SouthTrust Corp.                                    7,660            196
Sovereign Bancorp, Inc.                            30,000            422
St Paul Cos.                                       25,770            845
SunTrust Banks, Inc.                                4,150            252
Travelers Property Casualty Corp.                   2,830             60
Travelers Property Casualty Corp.
   Class A (AE)                                     1,463             19
Travelers Property Casualty Corp.
   Class B (AE)                                     2,008             27
Triad Guaranty, Inc. (AE)                           2,600             95
Union Planters Corp.                                4,000            113
Wachovia Corp.                                     26,360            917
Wells Fargo & Co.                                  16,500            833
Whitney Holding Corp.                               1,900             65
XL Capital, Ltd. Class A                            3,000            228
                                                               ---------
                                                                  21,994
                                                               ---------
Health Care - 8.9%
Abbott Laboratories                                 7,090            297
AdvancePCS (AE)                                     9,700            243
AmerisourceBergen Corp.                             4,400            313
Anthem, Inc. (AE)                                   7,800            491
Baxter International, Inc.                          3,200             80
Boston Scientific Corp. (AE)                       14,666            552
Bristol-Myers Squibb Co.                            8,700            214
Edwards Lifesciences Corp. (AE)                     2,300             59
Eli Lilly & Co.                                     3,500            194
Express Scripts, Inc. Class A (AE)                  4,400            238
Guidant Corp. (AE)                                 21,700            642
HCA, Inc.                                           7,300            317
Johnson & Johnson                                   4,500            264
Medcath Corp. (AE)                                  4,100             46
Merck & Co., Inc.                                   4,270            232
Mid Atlantic Medical Services (AE)                  1,600             58
Pfizer, Inc.                                       30,190            959
Priority Healthcare Corp. Class B (AE)              2,500             61
Schering-Plough Corp.                              11,000            235
Tenet Healthcare Corp. (AE)                        13,800            397
Triad Hospitals, Inc. (AE)                         10,400            380
Wyeth                                               4,900            164
                                                               ---------
                                                                   6,436
                                                               ---------
Integrated Oils - 4.3%
BP PLC - ADR                                        6,880            265
ChevronTexaco Corp.                                11,981            810
ConocoPhillips                                      7,900            383
Exxon Mobil Corp.                                  42,470          1,430
Unocal Corp.                                        7,830            216
                                                               ---------
                                                                   3,104
                                                               ---------
Materials and Processing - 9.3%
Air Products & Chemicals, Inc.                      4,220            187
Akzo Nobel NV - ADR                                 3,360            100
Alcan, Inc.                                        10,000            282
Alcoa, Inc.                                        17,840            394
Archer-Daniels-Midland Co.                         25,220            343
Bemis Co.                                           1,500             78
Biogen, Inc. (AE)                                  21,100            774
Du Pont EI de Nemours & Co.                         8,300            342
Eastman Chemical Co.                               11,900            432
Genzyme Corp.-Generall Division (AE)               12,800            356
International Paper Co.                            21,340            745
Lennox International, Inc.                          8,100            105
Masco Corp.                                        11,800            243
Phelps Dodge Corp. (AE)                             1,600             50
Potash Corp. of Saskatchewan                        4,800            325
PPG Industries, Inc.                                4,420            208
Praxair, Inc.                                       4,040            220
Schulman (A.), Inc.                                 3,500             61
Silgan Holdings, Inc. (AE)                          2,400             44
Smurfit-Stone Container Corp. (AE)                  3,800             49
Syngenta AG - ADR                                  25,670            303
Temple-Inland, Inc.                                13,700            562
Weyerhaeuser Co.                                   12,000            544
                                                               ---------
                                                                   6,747
                                                               ---------
Miscellaneous - 0.2%
Illinois Tool Works, Inc.                             900             55
Walter Industries, Inc.                            10,000            110
                                                               ---------
                                                                     165
                                                               ---------
Other Energy - 4.3%
Anadarko Petroleum Corp.                           13,810            615
Apache Corp.                                        7,400            400
Baker Hughes, Inc.                                  2,600             76
Devon Energy Corp.                                  4,000            202
ENSCO International, Inc.                          21,900            592
Schlumberger, Ltd.                                  5,110            205
Tidewater, Inc.                                    11,700            330
Valero Energy Corp.                                19,800            697
                                                               ---------
                                                                   3,117
                                                               ---------
Producer Durables - 7.8%
3M Co.                                              1,780            226
AGCO Corp.                                          2,200             56
Applied Materials, Inc. (AE)                       16,400            246
Boeing Co. (The)                                    7,600            226
Caterpillar, Inc.                                   3,990            163
Chicago Bridge & Iron Co. NV                        4,100            111
Cymer, Inc. (AE)                                      600             15
Deere & Co.                                        21,130            980
General Dynamics Corp.                              9,600            760
Honeywell International, Inc.                      18,500            443
IKON Office Solutions, Inc.                         6,100             43
Lennar Corp.                                          900             50


                                                           Select Value Fund 149

Select Value Fund

Statement of Net Assets, continued--October 31, 2002

                                                                  Market
                                                   Number         Value
                                                     of            (000)
                                                   Shares            $
------------------------------------------------------------------------
Lexmark International, Inc. (AE)                    3,300            196
Motorola, Inc.                                     26,800            246
Northrop Grumman Corp.                              6,390            659
Novellus Systems, Inc. (AE)                         7,500            237
Pall Corp.                                          9,930            172
Raytheon Co.                                       11,000            325
Teradyne, Inc. (AE)                                 4,800             58
Tyco International, Ltd.                           22,500            325
United Defense Industries, Inc. (AE)                4,300             98
                                                               ---------
                                                                   5,635
                                                               ---------
Technology - 3.9%
3Com Corp. (AE)                                    12,700             54
Accenture, Ltd. Class A (AE)                        5,200             88
Analog Devices, Inc. (AE)                           5,400            145
BMC Software, Inc. (AE)                            21,900            349
Cisco Systems, Inc. (AE)                            8,600             96
Computer Sciences Corp. (AE)                       12,900            417
Garmin, Ltd. (AE)                                   3,600             75
Intel Corp.                                         9,400            163
International Business Machines Corp.               7,100            560
Marvell Technology Group, Ltd. (AE)                 6,100             99
Motorola, Inc.                                      5,730            192
Network Associates, Inc. (AE)                      20,500            326
Sybase, Inc. (AE)                                   4,500             58
Texas Instruments, Inc.                             6,180             98
Zoran Corp. (AE)                                    3,200             48
                                                               ---------
                                                                   2,768
                                                               ---------
Utilities - 7.7%
Alltel Corp.                                        4,600            229
AT&T Corp.                                         48,100            627
BellSouth Corp.                                    17,100            447
BT Group PLC - ADR                                  2,200             63
Edison International (AE)                          17,300            174
Energy East Corp.                                   6,200            132
FirstEnergy Corp.                                   6,900            224
FPL Group, Inc.                                    11,610            685
KeySpan Corp.                                      11,700            427
National Fuel Gas Co.                               9,530            192
Nextel Communications, Inc. Class A (AE)           33,700            380
NiSource, Inc.                                      5,980             99
Nokia OYJ - ADR                                    11,200            186
NSTAR                                               5,930            249
Otter Tail Corp.                                    3,700            104
Pinnacle West Capital Corp.                         1,900             54
PPL Corp.                                           1,610             56
SBC Communications, Inc.                           19,100            490
Verizon Communications, Inc.                       14,400            544
WGL Holdings, Inc.                                  2,720             63
Wisconsin Energy Corp.                              4,000             92
                                                               ---------
                                                                   5,517
                                                               ---------
Total Common Stocks
(cost $74,751)                                                    68,534
                                                               ---------
Preferred Stocks - 0.3%
Auto and Transportation - 0.2%
General Motors Corp.                                5,300            111
                                                               ---------
Technology - 0.1%
Northrop Grumman Corp.                                580             65
                                                               ---------
Utilities - 0.0%
TXU Corp.                                           2,500             62
                                                               ---------

Total Preferred Stocks
(cost $328)                                                          238
                                                               ---------



                                                Principal
                                                 Amount
                                                  (000)
                                                    $
                                                ---------
Short-Term Investments - 5.1%
Frank Russell Investment Company
   Money Market Fund (C)                            3,211          3,211
United States Treasury Bill (c)(y)(s)
   1.640% due 12/19/02                                500            499
                                                               ---------

Total Short-Term Investments
(cost $3,710)                                                      3,710
                                                               ---------
Total Investments - 100.2%
(identified cost $78,789)                                         72,482

Other Assets and Liabilities,
Net - (0.2%)                                                        (132)
                                                               ---------

Net Assets - 100.0%                                               72,350
                                                               =========


                                                            Unrealized
                                               Notional    Appreciation
                                                Amount    (Depreciation)
Futures Contracts                               (000)         (000)
(Number of Contracts)                             $             $
------------------------------------------------------------------------
Long Positions
S&P Barra Value Index
   expiration date 12/02 (20)                       2,115             53

S&P 500 Index
   expiration date 12/02 (7)                        1,549             10
                                                               ---------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                63
                                                               =========

See accompanying notes which are an integral part of the financial statements.

150 Select Value Fund

Statement of Assets and Liabilities--October 31, 2002

Amounts in thousands (except per share amounts)

                                                                                 Diversified        Special
                                                                                 Equity Fund      Growth Fund
--------------------------------------------------------------------------------------------------------------
Assets
Investments, at identified cost                                                 $   1,055,564    $     563,926
--------------------------------------------------------------------------------------------------------------
Investments, at market***                                                           1,024,142          551,914
Cash                                                                                    1,987               --
Foreign currency holdings*                                                                 --               --
Unrealized appreciation on forward foreign currency exchange contracts                     --               --
Unrealized appreciation on foreign currency exchange spot contracts                        --               --
Receivables:
   Dividends and interest                                                               1,227              417
   Investments sold (regular settlement)                                               17,221            3,699
   Fund shares sold                                                                     1,837            1,226
   Foreign taxes recoverable                                                               --               --
   From advisors                                                                           --               --
   Daily variation margins on futures contracts                                            --               --
Investments of securities lending collateral in money market funds, at cost            31,519           97,280
and market value
Interest rate swap contracts, at market value *****                                        --               --
                                                                                -------------    -------------
Total assets                                                                        1,077,933          654,536
                                                                                -------------    -------------
Liabilities
Payables:
   Due to Custodian                                                                        --               --
   Investments purchased (regular settlement)                                          13,610            4,063
   Investments purchased (delayed settlement)                                              --               --
   Fund shares redeemed                                                                 1,744            1,247
   Accrued fees to affiliates                                                             987              707
   Other accrued expenses                                                                 150               63
   Daily variation margins on futures contracts                                           270              196
Unrealized depreciation on forward foreign currency exchange contracts                     --               --
Unrealized depreciation on foreign currency exchange spot contracts                        --               --
Options written, at market value**                                                         --               --
Payable upon return of securities loaned                                               31,519           97,280
Interest rate swap contracts, at market value *****                                        --               --
                                                                                -------------    -------------
Total liabilities                                                                      48,280          103,556
                                                                                -------------    -------------

Net Assets                                                                      $   1,029,653    $     550,980
                                                                                =============    =============
Net Assets Consist of:
Undistributed net investment income                                             $          --    $          --
Accumulated net realized gain (loss)                                                 (242,548)         (29,546)
Unrealized appreciation (depreciation) on:
   Investments                                                                        (31,422)         (12,012)
   Futures contracts                                                                    1,659               96
   Options written                                                                         --               --
   Interest rate swap contracts                                                            --               --
   Foreign currency-related transactions                                                   --               --
Shares of beneficial interest                                                             331              157
Additional paid-in capital                                                          1,301,633          592,285
                                                                                -------------    -------------
Net Assets                                                                      $   1,029,653    $     550,980
                                                                                =============    =============


See accompanying notes which are an integral part of the financial statements.

152 Frank Russell Investment Company Russell Funds

  Equity          Quantitative    International       Emerging       Real Estate       Short Term
Income Fund       Equity Fund    Securities Fund    Markets Fund   Securities Fund     Bond Fund
--------------------------------------------------------------------------------------------------
$      90,384    $   1,161,864    $     902,899    $     291,151    $     598,752    $     647,189
--------------------------------------------------------------------------------------------------
       81,266        1,127,757          806,706          274,327          624,198          659,672
           --               --              158               --               --               --
           --               --            6,574            3,566                                 8
           --               --            1,453              639               --               --
           --               --                9               27               --               --

          144            1,321            1,209              387              411            6,579
          812           10,059            7,101            3,114            3,445            1,186
          174            5,245            2,281              925            2,453            2,333
           --               --              667               --               --               --
           --                1                2                1               83               --
           --               --              176               32               --               --
            9           32,768               --               --           22,655               --

           --               --               --               --               --            1,283
-------------    -------------    -------------    -------------    -------------    -------------
       82,405        1,177,151          826,336          283,018          653,245          671,061
-------------    -------------    -------------    -------------    -------------    -------------


           --               --               --              918               --               --
          898           10,610            7,307            3,143            3,129              114
           --               --               --               --               --           31,622
          114            1,923              943            1,385            2,109            5,309
          112            1,055              932              528              812              322
           52              202              307              163               34               14
           16              140              209               --               --               --
           --               --              640              398               --                3
           --               --               18               41               --               --
           --               --            3,178            1,207               --               --
            9           32,768               --               --           22,655               --
           --               --               --               --               --               72
-------------    -------------    -------------    -------------    -------------    -------------
        1,201           46,698           13,534            7,783           28,739           37,456
-------------    -------------    -------------    -------------    -------------    -------------

$      81,204    $   1,130,453    $     812,802    $     275,235    $     624,506    $     633,605
=============    =============    =============    =============    =============    =============

$          --    $          --    $       7,967    $      (1,255)   $          --    $        (100)
      (12,228)        (162,186)        (192,492)        (157,345)          34,301          (11,358)

       (9,118)         (34,107)         (96,193)         (16,824)          25,446           12,483
           42              352             (558)            (103)              --               --
           --               --             (191)            (672)              --               --
           --               --               --               --               --              740
           --               --              942              (62)              --             (107)
           31              419              204              371              232              333
      102,477        1,325,975        1,093,123          451,125          564,527          631,614
-------------    -------------    -------------    -------------    -------------    -------------
$      81,204    $   1,130,453    $     812,802    $     275,235    $     624,506    $     633,605
=============    =============    =============    =============    =============    =============


See accompanying notes which are an integral part of the financial statements.

                              Frank Russell Investment Company Russell Funds 153

Statement of Assets and Liabilities, continued--October 31, 2002

Amounts in thousands (except per share amounts)

                                                                     Diversified       Special
                                                                     Equity Fund     Growth Fund
------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share:
     Net asset value per share: Class C*****                        $       30.52     $       33.52
        Class C--Net assets                                         $  33,857,911     $  18,582,971
        Class C--Shares outstanding ($.01 par value)                    1,109,412           554,455
     Net asset value per share: Class E*****                        $       31.10     $       34.53
        Class E--Net assets                                         $  23,655,571     $  11,731,459
        Class E--Shares outstanding ($.01 par value)                      760,632           339,746
     Net asset value per share: Class S*****                        $       31.09     $       35.28
        Class S--Net assets                                         $ 972,139,194     $ 520,665,589
        Class S--Shares outstanding ($.01 par value)                   31,267,896        14,758,585

__________________________________
*     Foreign currency holdings - cost                              $          --     $          --
**    Premiums received on options written                          $          --     $          --
***   Securities on loan included in investments                    $      30,633     $      94,119
****  Interest rate swap contracts - premiums paid (received)       $          --     $          --
***** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

154 Frank Russell Investment Company Russell Funds

    Equity       Quantitative     International       Emerging        Real Estate           Short Term
 Income Fund     Equity Fund     Securities Fund    Markets Fund    Securities Fund          Bond Fund
--------------------------------------------------------------------------------------------------------
$      25.83   $         26.53    $       38.51    $        7.22    $         26.52        $       18.98
$  2,700,579   $    34,112,699    $  21,860,318    $   5,193,896    $    15,712,193        $  16,294,310
     104,534         1,285,954          567,660          719,233            592,509              858,288
$      26.11   $         26.94    $       39.61    $        7.41    $         26.72        $       19.04
$  1,117,247   $    25,666,520    $  16,795,587    $   6,477,905    $    10,661,486        $  17,515,970
      42,789           952,697          424,074          874,752            399,032              920,031
$      25.96   $         27.01    $       39.98    $        7.43    $         26.89        $       19.01
$ 77,386,596   $ 1,070,673,553    $ 774,146,308    $ 263,563,055    $   598,132,086        $ 599,794,285
   2,981,179        39,646,896       19,362,127       35,459,964         22,245,572           31,552,964


$         --   $            --    $       6,491    $       3,554    $            --        $           8
$         --   $            --    $       2,987    $         535    $            --        $          --
$          8   $        31,706    $          --    $          --    $        21,853        $          --
$         --   $            --    $          --    $          --    $            --        $         471


  See accompanying notes which are an integral part of the financial statements.

                              Frank Russell Investment Company Russell Funds 155

Statement of Assets and Liabilities--October 31, 2002

Amounts in thousands (except per share amounts)

                                                                                   Diversified  Multistrategy
                                                                                    Bond Fund     Bond Fund
---------------------------------------------------------------------------------------------------------------
Assets
Investments, at identified cost                                                     $1,023,425   $ 809,270
---------------------------------------------------------------------------------------------------------------
Investments, at market***                                                            1,048,520     816,852
Cash                                                                                     2,106          --
Foreign currency holdings*                                                                   9         981
Unrealized appreciation on forward foreign currency exchange contracts                       3          24
Receivables:
   Dividends and interest                                                                9,229       6,826
   Investments sold (regular settlement)                                                 3,421       2,666
   Investments sold (delayed settlement)                                                79,294      79,006
   Fund shares sold                                                                      1,177         928
   From advisors                                                                            --          --
   Daily variation margins on futures contracts                                             --         153
Prepaid expenses                                                                            --          --
Investments of securities lending collateral in money market funds, at cost and
   market value                                                                        152,372      62,758
Unrealized appreciation on index swap contracts                                             --          35
                                                                                    ----------   ---------
Total assets                                                                         1,296,131     970,229
                                                                                    ----------   ---------
Liabilities
Payables:
   Investments purchased (regular settlement)                                            6,452       8,247
   Investments purchased (delayed settlement)                                          298,684     261,409
   Fund shares redeemed                                                                    752       1,338
   Accrued fees to affiliates                                                              485         522
   Other accrued expenses                                                                   83          52
   Daily variation margins on futures contracts                                             34         156
Unrealized depreciation on forward foreign currency exchange contracts                      37          63
Options written, at market value**                                                          --         436
Payable upon return of securities loaned                                               152,372      62,758
Unrealized depreciation on index swap contracts                                             --          62
Interest rate swap contracts, at market value ****                                          --       1,022
                                                                                    ----------   ---------


Total liabilities                                                                      458,899     336,065
                                                                                    ----------   ---------

Net Assets                                                                          $  837,232   $ 634,164
                                                                                    ==========   =========
Net Assets Consist of:
Undistributed net investment income                                                 $    2,056   $     797
Accumulated net realized gain (loss)                                                     2,750      (8,582)
Unrealized appreciation (depreciation) on:
   Investments                                                                          25,095       7,582
   Futures contracts                                                                      (144)       (488)
   Options written                                                                          --         169
   Index swap contracts                                                                     --         (27)
   Interest rate swap contracts                                                             --        (563)
   Foreign currency-related transactions                                                 (215)         (70)
Shares of beneficial interest                                                              345         632
Additional paid-in capital                                                             807,345     634,714
                                                                                    ----------   ---------
Net Assets                                                                          $  837,232   $ 634,164
                                                                                    ==========   =========

See accompanying notes which are an integral part of the financial statements.

156 Frank Russell Investment Company Russell Funds

  Tax Exempt        Tax-Managed      Tax-Managed Mid &        Select         Select
   Bond Fund      Large Cap Fund       Small Cap Fund      Growth Fund     Value Fund
-------------------------------------------------------------------------------------
$     152,796     $      361,557      $        93,010      $    50,532     $   78,789
-------------------------------------------------------------------------------------
      160,281            353,471               87,153           46,912         72,482
           --                 --                   --               --             --
           --                 --                   --               --             --
           --                 --                   --               --             --
        2,318                432                   53               26            125
           --             14,107                  301              966            285
           --                 --                   --               --             --
          625              3,017                  315                6             62
           --                  6                    2               11             11
           --                 --                   --               --             --
           --                 --                   --                4             --
           --              6,596                  776              971            286
           --                 --                   --               --             --
-------------     --------------      ---------------      -----------     ----------
      163,224            377,629               88,600           48,896         73,251
-------------     --------------      ---------------      -----------     ----------

        1,684             14,000                  714            1,177            526
           --                 --                   --               --             --
          517                969                   96                1              1
           72                275                  104               43             50
           46                 55                   30               --             13
           --                 41                   22                9             25
           --                 --                   --               --             --
           --                 --                   --               --             --
           --              6,596                  776              971            286
           --                 --                   --               --             --
           --                 --                   --               --             --
-------------     --------------      ---------------      -----------     ----------
        2,319             21,936                1,742            2,201            901
-------------     --------------      ---------------      -----------     ----------

$     160,905     $      355,693      $        86,858      $    46,695     $   72,350
=============     ==============      ===============      ===========     ==========

$         304     $        1,951      $            --      $        --     $        7
       (2,081)          (116,143)             (36,726)         (29,462)       (15,224)
        7,485             (8,086)              (5,857)          (3,620)        (6,307)
           --                154                  (92)              84             63
           --                 --                   --               --             --
           --                 --                   --               --             --
           --                 --                   --               --             --
           --                 --                   --               --             --
           73                277                  118               87             97
      155,124            477,540              129,415           79,606         93,714
-------------     --------------      ---------------      -----------     ----------
$     160,905     $      355,693      $        86,858      $    46,695     $   72,350
=============     ==============      ===============      ===========     ==========

  See accompanying notes which are an integral part of the financial statements.

                              Frank Russell Investment Company Russell Funds 157

Statement of Assets and Liabilities, continued--October 31, 2002

Amounts in thousands (except per share amounts)

                                                                              Diversified   Multistrategy
                                                                               Bond Fund      Bond Fund
---------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share:
     Net asset value per share: Class C*****                                 $       24.68  $       10.03
         Class C--Net assets                                                 $  26,914,779  $  24,569,362
         Class C--Shares outstanding ($.01 par value)                            1,090,394      2,450,077
     Net asset value per share: Class E*****                                 $       24.74  $       10.03
         Class E--Net assets                                                 $  26,985,441  $  14,017,401
         Class E--Shares outstanding ($.01 par value)                            1,090,694      1,397,123
     Net asset value per share: Class I*****                                 $          --  $          --
         Class I--Net assets                                                 $          --  $          --
         Class I--Shares outstanding ($.01 par value)                                   --             --
     Net asset value per share: Class S*****                                 $       24.21  $       10.04
         Class S--Net assets                                                 $ 783,331,325  $ 595,576,756
         Class S--Shares outstanding ($.01 par value)                           32,356,166     59,325,333

______________________________________
*     Foreign currency holdings - cost                                       $           9  $         945
**    Premiums received on options written                                   $          --  $         605
***   Securities on loan included in investments                             $     149,656  $      61,395
****  Interest rate swap contracts - premiums paid (received)                $          --  $         459
***** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

158 Frank Russell Investment Company Russell Funds

 Tax Exempt      Tax-Managed       Tax-Managed Mid &        Select           Select
  Bond Fund     Large Cap Fund       Small Cap Fund      Growth Fund       Value Fund
--------------------------------------------------------------------------------------
$      21.94    $        12.61     $            7.12     $       5.23     $       7.41
$  7,179,289    $    7,740,495     $       3,449,504     $  1,341,037     $  2,061,414
     327,158           613,868               484,456          256,191          278,163
$      21.99    $        12.83     $            7.28     $       5.31     $       7.46
$  5,051,168    $    2,618,274     $         885,016     $  2,814,216     $  3,314,086
     229,734           204,009               121,539          529,799          444,530
$         --    $           --     $              --     $       5.35     $       7.46
$         --    $           --     $              --     $ 18,150,087     $ 35,169,417
          --                --                    --        3,392,419        4,715,857
$      21.96    $        12.87     $            7.31     $       5.34     $       7.45
$148,674,917    $  345,334,171     $      82,523,470     $ 24,389,183     $ 31,805,580
   6,769,767        26,842,641            11,288,561        4,565,300        4,269,588
$         --    $           --     $              --     $         --     $         --
$         --    $           --     $              --     $         --     $         --
$         --    $        6,358     $             756     $        914     $        280
$         --    $           --     $              --     $         --     $         --

  See accompanying notes which are an integral part of the financial statements.

                              Frank Russell Investment Company Russell Funds 159

Statement of Operations--For the Fiscal Year Ended October 31, 2002

Amounts in thousands

                                                                                          Diversified         Special
                                                                                          Equity Fund        Growth Fund

Investment Income
   Dividends                                                                             $    15,876         $    6,492
   Dividends from Money Market Fund                                                            1,361                589
   Interest                                                                                      129                 81
   Securities Lending Income                                                                      77                342
   Less foreign taxes withheld                                                                    --                 --
                                                                                         -----------         ----------
Total investment income                                                                       17,443              7,504
                                                                                         -----------         ----------
Expenses
   Advisory fees                                                                               8,522              5,842
   Administrative fees - Class C                                                                  17                  9
   Administrative fees - Class E                                                                  15                  7
   Administrative fees - Class S                                                                 701                364
   Custodian fees                                                                                719                545
   Distribution fees - Class C                                                                   202                118
   Transfer agent fees                                                                         1,765              1,619
   Transfer agent fees - Class C                                                                  --                 --
   Transfer agent fees - Class E                                                                  --                 --
   Transfer agent fees - Class S                                                                  --                 --
   Professional fees                                                                              57                 24
   Registration fees                                                                             117                 53
   Shareholder servicing fees - Class C                                                           67                 39
   Shareholder servicing fees - Class E                                                           59                 29
   Trustees' fees                                                                                 26                 19
   Miscellaneous                                                                                 148                104
                                                                                         -----------         ----------
   Expenses before reductions                                                                 12,415              8,772
   Expense reductions                                                                             (2)                (2)
                                                                                         -----------         ----------
Net expenses                                                                                  12,413              8,770
                                                                                         -----------         ----------
Net investment income (loss)                                                                   5,030             (1,266)
                                                                                         -----------         ----------
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments                                                                              (153,360)           (19,543)
   Futures contracts                                                                         (19,241)            (4,982)
   Options written                                                                                --                 --
   Interest rate swap contracts                                                                   --                 --
   Foreign currency-related transactions                                                          --                 --
                                                                                         -----------         ----------
Net realized gain (loss)                                                                    (172,601)           (24,525)
                                                                                         -----------         ----------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                                                (8,120)           (28,286)
   Futures contracts                                                                           5,347               (178)
   Options written                                                                                --                 --
   Interest rate swap contracts                                                                   --                 --
   Foreign currency-related transactions                                                          --                 --
                                                                                         -----------         ----------
Net change in unrealized appreciation (depreciation)                                          (2,773)           (28,464)
                                                                                         -----------         ----------
Net realized and unrealized gain (loss)                                                     (175,374)           (52,989)
                                                                                         -----------         ----------
Net Increase (Decrease) in Net Assets from Operations                                    $  (170,344)        $  (54,255)
                                                                                         ===========         ==========

See accompanying notes which are an integral part of the financial statements.

160 Frank Russell Investment Company Russell Funds

  Equity        Quantitative       International       Emerging         Real Estate       Short Term
Income Fund     Equity Fund      Securities Fund     Markets Fund     Securities Fund     Bond Fund
-----------------------------------------------------------------------------------------------------
$    1,944       $   17,892        $    18,066        $    7,438        $    39,624       $        3
        67              804              1,122               211                557              794
        12               91                139                61                 --           23,398
         1               82                 --                --                  9               --
        --               --             (1,793)             (882)                --               --
----------        ---------          ---------        ----------        -----------       ----------
     2,024           18,869             17,534             6,828             40,190           24,195
----------        ---------          ---------        ----------        -----------       ----------


       751            9,165              7,803             3,698              5,334            2,316
         1               17                 11                 2                  6                4
         1               15                 11                 5                  6               11
        49              746                538               184                361              289
       209              687              2,414             1,343                301              357
        14              207                130                31                 78               55
       350            1,835              1,664             1,454                 --              376
        --               --                 --                --                 67               --
        --               --                 --                --                 71               --
        --               --                 --                --              1,647               --
        32               44                 63                32                 30               54
        33              121                 99                63                 66              116
         5               69                 43                10                 26               18
         3               62                 42                19                 29               45
        14               28                 27                18                 18               28
        54              179                136                91                116              118
----------        ---------          ---------        ----------        -----------       ----------
     1,516           13,175             12,981             6,950              8,156            3,787
        --               (2)                (1)               (2)               (85)            (973)
----------        ---------          ---------        ----------        -----------       ----------
     1,516           13,173             12,980             6,948              8,071            2,814
----------        ---------          ---------        ----------        -----------       ----------
       508            5,696              4,554              (120)            32,119           21,381
----------        ---------          ---------        ----------        -----------       ----------


    (6,415)        (121,841)           (94,936)          (23,027)            49,018            3,380
      (759)          (9,263)           (17,055)             (682)                --               --
        --               --                (29)              240                 --              (10)
        --               --                 --                --                 --              (53)
        --               --              3,541            (1,331)                --             (518)
----------        ---------          ---------        ----------        -----------       ----------
    (7,174)        (131,104)          (108,479)          (24,800)            49,018            2,799
----------        ---------          ---------        ----------        -----------       ----------


   (10,001)         (88,797)           (11,155)           44,496            (51,182)           1,014
        54            2,572             (1,009)               86                 --               --
        --               --               (191)             (524)                --               --
        --               --                 --                --                 --              546
        --               --              2,400               (85)                --             (107)
----------        ---------          ---------        ----------        -----------       ----------
    (9,947)         (86,225)            (9,955)           43,973            (51,182)           1,453
----------        ---------          ---------        ----------        -----------       ----------

   (17,121)        (217,329)          (118,434)           19,173             (2,164)           4,252
----------        ---------          ---------        ----------        -----------       ----------
$  (16,613)       $(211,633)         $(113,880)       $   19,053        $    29,955       $   25,633
==========        =========          =========        ==========        ===========       ==========

  See accompanying notes which are an integral part of the financial statements.

                              Frank Russell Investment Company Russell Funds 161

Statement of Operations--For the Fiscal Year Ended October 31, 2002

Amounts in thousands

                                                               Diversified         Multistrategy
                                                                Bond Fund            Bond Fund
------------------------------------------------------------------------------------------------
Investment Income
   Dividends                                                   $       29           $      189
   Dividends from Money Market Fund                                 1,782                2,211
   Interest                                                        34,408               29,894
   Securities Lending Income                                          186                   49
                                                               ----------           ----------
Total investment income                                            36,405               32,343
                                                               ----------           ----------
Expenses
   Advisory fees                                                    3,070                3,821
   Administrative fees - Class C                                       12                   12
   Administrative fees - Class E                                       13                    9
   Administrative fees - Class I                                       --                   --
   Administrative fees - Class S                                      473                  392
   Custodian fees                                                     571                  551
   Distribution fees - Class C                                        143                  141
   Transfer agent fees                                                758                  938
   Transfer agent fees - Class C                                       --                   --
   Transfer agent fees - Class E                                       --                   --
   Transfer agent fees - Class I                                       --                   --
   Transfer agent fees - Class S                                       --                   --
   Professional fees                                                   54                   31
   Registration fees                                                   94                   64
   Shareholder servicing fees - Class C                                48                   47
   Shareholder servicing fees - Class E                                52                   34
   Trustees' fees                                                      25                   19
   Miscellaneous                                                       97                   83
                                                               ----------           ----------
Expenses before reductions                                          5,410                6,142
Expense reductions                                                    (18)                 (10)
                                                               ----------           ----------
Net expenses                                                        5,392                6,132
                                                               ----------           ----------
Net investment income (loss)                                       31,013               26,211
                                                               ----------           ----------
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments                                                     17,914                7,049
   Futures contracts                                                   91                3,984
   Options written                                                    (45)               2,168
   Index swap contracts                                                --                 (552)
   Interest rate swap contracts                                        --                1,962
   Foreign currency-related transactions                             (503)                  51
                                                               ----------           ----------
Net realized gain (loss)                                           17,457               14,662
                                                               ----------           ----------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                     (7,677)             (10,632)
   Futures contracts                                                 (144)              (1,979)
   Options written                                                     13               (1,857)
   Index swap contracts                                                --                  (27)
   Interest rate swap contracts                                        --               (2,811)
   Foreign currency-related transactions                             (258)                (266)
                                                               ----------           ----------
Net change in unrealized appreciation (depreciation)               (8,066)             (17,572)
                                                               ----------           ----------

Net realized and unrealized gain (loss)                             9,391               (2,910)
                                                               ----------           ----------
Net Increase (Decrease) in Net Assets from Operations          $   40,404           $   23,301
                                                               ==========           ==========

See accompanying notes which are an integral part of the financial statements.

162 Frank Russell Investment Company Russell Funds

  Tax Exempt      Tax-Managed     Tax-Managed Mid &      Select         Select
  Bond Fund     Large Cap Fund      Small Cap Fund     Growth Fund    Value Fund
--------------------------------------------------------------------------------
$          3    $        6,428    $             998    $       225    $    1,266
          62               277                  119             69           108
       6,908                26                    8             12            13
          --                 8                    1              1             1
------------    --------------    -----------------    -----------    ----------
       6,973             6,739                1,126            307         1,388
------------    --------------    -----------------    -----------    ----------
         472             3,150                  971            420           557
           2                 4                    2              1             1
           3                 1                   --              1             2
          --                --                   --             11            19
          74               231                   51             14            18
         123               224                  173            213           179
          29                61                   24             11            16
          90               307                  173             --            --
          --                --                   --              3             5
          --                --                   --              1            --
          --                --                   --             13            15
          --                --                   --             25            33
          37                18                   37             19            13
          34                89                   60             51            52
          10                20                    8              4             5
          14                 7                    2              7             9
          14                22                   17             16            14
          56                58                   52             90            86
------------    --------------    -----------------    -----------    ----------
         958             4,192                1,570            900         1,024
          (1)               --                 (285)          (384)         (328)
------------    --------------    -----------------    -----------    ----------
         957             4,192                1,285            516           696
------------    --------------    -----------------    -----------    ----------
       6,016             2,547                 (159)          (209)          692
------------    --------------    -----------------    -----------    ----------
         384           (55,198)             (14,146)       (11,105)       (9,390)
          --            (4,252)                (734)        (1,202)         (944)
          --                --                   --             --            --
          --                --                   --             --            --
          --                --                   --             --            --
          --                --                   --             --            --
------------    --------------    -----------------    -----------    ----------
         384           (59,450)             (14,880)       (12,307)      (10,334)
------------    --------------    -----------------    -----------    ----------

       1,044           (30,528)               7,169            377        (1,445)
          --               381                  (72)            88            59
          --                --                   --             --            --
          --                --                   --             --            --
          --                --                   --             --            --
          --                --                   --             --            --
------------    --------------    -----------------    -----------    ----------
       1,044           (30,147)               7,097            465        (1,386)
------------    --------------    -----------------    -----------    ----------

       1,428           (89,597)              (7,783)       (11,842)      (11,720)
------------    --------------    -----------------    -----------    ----------
$      7,444    $      (87,050)   $          (7,942)   $   (12,051)   $  (11,028)
============    ==============    =================    ===========    ==========

  See accompanying notes which are an integral part of the financial statements.

                              Frank Russell Investment Company Russell Funds 163

Statement of Changes in Net Assets--For the Fiscal Years Ended October 31,

Amounts in thousands

                                                                            Diversified
                                                                            Equity Fund
                                                                       2002             2001
------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets

Operations
   Net investment income (loss)                                    $      5,030     $      5,414
   Net realized gain (loss)                                            (172,601)        (179,492)
   Net change in unrealized appreciation (depreciation)                  (2,773)        (259,132)
                                                                   ------------     ------------
Net increase (decrease) in net assets from operations                  (170,344)        (433,210)
                                                                   ------------     ------------
Distributions
   From net investment income
     Class C                                                                 --               --
     Class E                                                                (58)             (38)
     Class I                                                                 --               --
     Class S                                                             (5,043)          (5,374)
   From net realized gain
     Class C                                                                 --             (110)
     Class E                                                                 --             (111)
     Class I                                                                 --               --
     Class S                                                                 --           (6,876)
   Tax return of capital
     Class C                                                                 --               --
     Class E                                                                 (9)              --
     Class S                                                               (831)              --
                                                                   ------------     ------------
Net decrease in net assets from distributions                            (5,941)         (12,509)
                                                                   ------------     ------------
Share Transactions
   Net increase (decrease) in net assets from share transactions         43,010           51,007
                                                                   ------------     ------------

Total Net Increase (Decrease) in Net Assets                            (133,275)        (394,712)

Net Assets
   Beginning of period                                                1,162,928        1,557,640
                                                                   ------------     ------------

   End of period                                                   $  1,029,653     $  1,162,928
                                                                   ============     ============

   Undistributed net investment income included in net assets      $         --     $         70

See accompanying notes which are an integral part of the financial statements.

164 Frank Russell Investment Company Russell Funds

           Special                        Equity                    Quantitative                 International
         Growth Fund                   Income Fund                   Equity Fund                Securities Fund
     2002           2001           2002           2001           2002           2001          2002            2001
---------------------------------------------------------------------------------------------------------------------
$    (1,266)    $       673    $       508    $       755    $     5,696    $     5,807    $     4,554    $     5,925
    (24,525)        (14,499)        (7,174)         1,351       (131,104)      (127,706)      (108,479)      (144,574)
    (28,464)        (99,827)        (9,947)       (21,624)       (86,225)      (265,408)        (9,955)      (131,611)
-----------     -----------    -----------    -----------    -----------    -----------    -----------    -----------
    (54,255)       (113,653)       (16,613)       (19,518)      (211,633)      (387,307)      (113,880)      (270,260)
-----------     -----------    -----------    -----------    -----------    -----------    -----------    -----------


         --              --             (2)            --             --             --             --             --
         --              (6)            (5)            (3)          (102)           (36)            --             --
         --              --             --             --             --             --             --             --
        (34)           (899)          (516)          (737)        (7,691)        (5,720)            --           (161)

         --          (1,327)            --             --             --           (655)            --           (552)
         --          (1,202)            --             --             --           (495)            --           (485)
         --              --             --             --             --             --             --             --
         --         (87,135)            --             --             --        (46,194)            --        (46,040)

         --              --             (1)            --             --             --             --             --
         --              --             (2)            --             (8)            --             --             --
         --              --           (270)            --           (593)            --             --             --
-----------     -----------    -----------    -----------    -----------    -----------    -----------    -----------
        (34)        (90,569)          (796)          (740)        (8,394)       (53,100)            --        (47,238)
-----------     -----------    -----------    -----------    -----------    -----------    -----------    -----------


    (26,365)         55,981        (10,781)       (22,535)       106,003         92,101         85,458         75,738
-----------     -----------    -----------    -----------    -----------    -----------    -----------    -----------

    (80,654)       (148,241)       (28,190)       (42,793)      (114,024)      (348,306)       (28,422)      (241,760)


    631,634         779,875        109,394        152,187      1,244,477      1,592,783        841,224      1,082,984
-----------     -----------    -----------    -----------    -----------    -----------    -----------    -----------

$   550,980     $   631,634    $    81,204    $   109,394    $ 1,130,453    $ 1,244,477    $   812,802    $   841,224
===========     ===========    ===========    ===========    ===========    ===========    ===========    ===========

$        --     $        17    $        --    $        15    $        --    $     2,055    $     7,967    $    (4,029)

  See accompanying notes which are an integral part of the financial statements.

                              Frank Russell Investment Company Russell Funds 165

Statement of Changes in Net Assets--For the Fiscal Years Ended October 31,

Amounts in thousands

                                                                                  Emerging
                                                                                Markets Fund
                                                                            2002            2001
---------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets

Operations
   Net investment income (loss)                                         $      (120)    $     1,402
   Net realized gain (loss)                                                 (24,800)        (65,687)
   Net change in unrealized appreciation (depreciation)                      43,973         (23,545)
                                                                        -----------     -----------
Net increase (decrease) in net assets from operations                        19,053         (87,830)
                                                                        -----------     -----------
Distributions
   From net investment income
     Class C                                                                     --              --
     Class E                                                                     --              --
     Class S                                                                   (663)             --
                                                                        -----------     -----------
Net decrease in net assets from distributions                                  (663)             --
                                                                        -----------     -----------

Share Transactions
   Net increase (decrease) in net assets from share transactions            (25,977)          2,835
                                                                        -----------     -----------

Total Net Increase (Decrease) in Net Assets                                  (7,587)        (84,995)

Net Assets
   Beginning of period                                                      282,822         367,817
                                                                        -----------     -----------

   End of period                                                        $   275,235     $   282,822
                                                                        ===========     ===========

   Undistributed net investment income included in net assets           $    (1,255)    $    (1,269)

See accompanying notes which are an integral part of the financial statements.

166 Frank Russell Investment Company Russell Funds

       Real Estate                      Short Term                    Diversified                  Multistrategy
     Securities Fund                    Bond Fund                      Bond Fund                     Bond Fund
  2002              2001          2002            2001            2002            2001          2002             2001
-----------------------------------------------------------------------------------------------------------------------
$     32,119    $    35,025    $   21,381     $     23,629     $    31,013      $   41,570   $   26,211      $   35,466
      49,018         24,631         2,799            4,497          17,457          20,730       14,662          11,706
     (51,182)         4,162         1,453           14,142          (8,066)         36,404      (17,572)         28,128
------------    -----------    ----------     ------------     -----------      ----------   ----------      ----------
      29,955         63,818        25,633           42,268          40,404          98,704       23,301          75,300
------------    -----------    ----------     ------------     -----------      ----------   ----------      ----------



        (552)          (195)         (285)             (53)           (599)           (476)        (771)           (610)
        (658)          (503)         (774)            (771)           (807)           (503)        (665)           (508)
     (38,630)       (32,506)      (22,428)         (23,892)        (31,665)        (41,596)     (32,511)        (35,473)
------------    -----------    ----------     ------------     -----------      ----------   ----------      ----------
     (39,840)       (33,204)      (23,487)         (24,716)        (33,071)        (42,575)     (33,947)        (36,591)
------------    -----------    ----------     ------------     -----------      ----------   ----------      ----------


       9,978        (88,217)      210,928          (30,475)         52,089          (5,279)      (6,308)          2,328
------------    -----------    ----------     ------------     -----------      ----------   ----------      ----------

          93        (57,603)      213,074          (12,923)         59,422          50,850      (16,954)         41,037


     624,413        682,016       420,531          433,454         777,810         726,960      651,118         610,081
------------    -----------    ----------     ------------     -----------      ----------   ----------      ----------

$    624,506    $   624,413    $  633,605     $    420,531     $   837,232      $  777,810   $  634,164      $  651,118
============    ===========    ==========     ============     ===========      ==========   ==========      ==========

$         --    $     1,254    $     (100)    $      2,021     $     2,056      $    4,087   $      797      $    9,221

  See accompanying notes which are an integral part of the financial statements.

                              Frank Russell Investment Company Russell Funds 167

Statement of Changes in Net Assets--For the Fiscal Years Ended October 31,

Amounts in thousands

                                                                          Tax Exempt
                                                                          Bond Fund
                                                                   2002             2001
---------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets

Operations
   Net investment income (loss)                                   $    6,016       $    5,825
   Net realized gain (loss)                                              384              392
   Net change in unrealized appreciation (depreciation)                1,044            5,771
                                                                  ----------       ----------
Net increase (decrease) in net assets from operations                  7,444           11,988
                                                                  ----------       ----------
Distributions
   From net investment income
     Class C                                                            (108)             (47)
     Class E                                                            (205)            (202)
     Class I                                                              --               --
     Class S                                                          (5,748)          (5,636)
                                                                  ----------       ----------
Net decrease in net assets from distributions                         (6,061)          (5,885)
                                                                  ----------       ----------
Share Transactions
   Net increase (decrease) in net assets from share transactions      10,525            9,585
                                                                  ----------       ----------

Total Net Increase (Decrease) in Net Assets                           11,908           15,688


Net Assets
   Beginning of period                                               148,997          133,309
                                                                  ----------       ----------

   End of period                                                  $  160,905       $  148,997
                                                                  ==========       ==========

   Undistributed net investment income included in net assets     $      304       $      349


See accompanying notes which are an integral part of the financial statements.

168 Frank Russell Investment Company Russell Funds

           Tax-Managed                Tax-Managed Mid &                  Select                   Select
         Large Cap Fund                Small Cap Fund                 Growth Fund               Value Fund
   2002             2001          2002             2001            2002         2001        2002         2001
--------------------------------------------------------------------------------------------------------------
$     2,547    $    2,449     $    (159)      $        50     $     (209)  $      (38)  $     692    $     506
    (59,450)      (39,470)      (14,880)          (17,018)       (12,307)     (17,155)    (10,334)      (4,890)
    (30,147)     (119,763)        7,097           (19,499)           465       (4,001)     (1,386)      (4,858)
-----------    ----------     ---------       -----------     ----------   ----------   ---------    ---------
   (87,050)      (156,784)       (7,942)          (36,467)       (12,051)     (21,194)    (11,028)      (9,242)
-----------    ----------     ---------       -----------     ----------   ----------   ---------    ---------



         --            --            --                --             --           --          (3)          (7)
        (10)           (4)           --                --             --           --         (28)        (216)
         --            --            --                --             --           --        (380)          (2)
     (2,325)       (3,110)         (100)               --             --           --        (357)        (198)
-----------    ----------     ---------       -----------     ----------   ----------   ---------    ---------
     (2,335)       (3,114)         (100)               --             --           --        (768)        (423)
-----------    ----------     ---------       -----------     ----------   ----------   ---------    ---------


    (14,449)      (61,631)        1,280            22,043          9,899       70,041      18,876       74,935
-----------    ----------     ---------       -----------     ----------   ---------    ---------    ---------

   (103,834)     (221,529)       (6,762)          (14,424)        (2,152)      48,847       7,080       65,270


    459,527       681,056        93,620           108,044         48,847           --      65,270           --
-----------    ----------     ---------       -----------     ----------   ----------   ---------    ---------

$   355,693    $  459,527     $  86,858       $    93,620     $   46,695   $   48,847   $  72,350    $  65,270
===========    ==========     =========       ===========     ==========   ==========   =========    =========

$     1,951    $    1,739     $      --       $        50     $       --   $       --   $       7    $      83

  See accompanying notes which are an integral part of the financial statements.

                              Frank Russell Investment Company Russell Funds 169

Financial Highlights--For the Fiscal Years Ended

For a Share Outstanding Throughout each Period.





                                                             $
                                  $             $           Net                         $               $
                              Net Asset        Net       Realized         $        Distributions  Distributions
                                Value,      Investment     and       Total Income     from Net        from           $
                             Beginning of     Income    Unrealized       From        Investment     Net Realized Return of
                               Period        (Loss)(a)  Gain (Loss)   Operations       Income         Gain       Capital
--------------------------------------------------------------------------------------------------------------------------
Diversified Equity Fund
Class C
October 31, 2002                    35.83        (.18)       (5.13)       (5.31)            --              --         --
October 31, 2001                    50.12        (.24)      (13.82)      (14.06)            --            (.23)        --
October 31, 2000 (1)                54.13        (.24)       (2.55)       (2.79)            --           (1.22)        --
December 31, 1999 (5)               52.04        (.20)        8.14         7.94           (.03)          (5.82)        --
--------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002                    36.35         .08        (5.23)       (5.15)          (.09)             --       (.01)
October 31, 2001                    50.55         .07       (13.96)      (13.89)          (.08)           (.23)        --
October 31, 2000 (1)                54.43         .08        (2.57)       (2.49)          (.17)          (1.22)        --
December 31, 1999                   51.40         .13         8.81         8.94           (.09)          (5.82)        --
December 31, 1998                   43.64         .10        10.34        10.44           (.08)          (2.60)        --
December 31, 1997 (2)               45.55         .06         7.97         8.03           (.07)          (9.87)        --
--------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002                    36.35         .16        (5.23)       (5.07)          (.16)             --       (.03)
October 31, 2001                    50.55         .18       (13.97)      (13.79)          (.18)           (.23)        --
October 31, 2000 (1)                54.33         .19        (2.57)       (2.38)          (.18)          (1.22)        --
December 31, 1999                   51.39         .28         8.79         9.07           (.31)          (5.82)        --
December 31, 1998                   43.64         .30        10.34        10.64           (.29)          (2.60)        --
December 31, 1997                   41.45         .37        12.06        12.43           (.37)          (9.87)        --
--------------------------------------------------------------------------------------------------------------------------
Special Growth Fund
Class C
October 31, 2002                    37.42        (.45)       (3.45)       (3.90)            --              --         --
October 31, 2001                    51.05        (.38)       (7.12)       (7.50)            --           (6.13)        --
October 31, 2000 (1)                48.22        (.38)        4.56         4.18             --           (1.35)        --
December 31, 1999 (5)               42.17        (.45)        9.72         9.27             --           (3.22)        --
--------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002                    38.27        (.16)       (3.58)       (3.74)            --              --         --
October 31, 2001                    51.74        (.06)       (7.25)       (7.31)          (.03)          (6.13)        --
October 31, 2000 (1)                48.55        (.07)        4.61         4.54             --           (1.35)        --
December 31, 1999                   42.91        (.16)        9.02         8.86             --           (3.22)        --
December 31, 1998                   45.42        (.17)         .09         (.08)            --           (2.43)        --
December 31, 1997                   40.75        (.13)       11.05        10.92             --           (6.25)        --
--------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002                    39.01        (.07)       (3.66)       (3.73)            --              --         --
October 31, 2001                    52.52         .05        (7.37)       (7.32)          (.06)          (6.13)        --
October 31, 2000 (1)                49.18         .04         4.67         4.71           (.02)          (1.35)        --
December 31, 1999                   43.34        (.05)        9.12         9.07           (.01)          (3.22)        --
December 31, 1998                   45.72         .01          .08          .09           (.04)          (2.43)        --
December 31, 1997                   40.79         .08        11.18        11.26           (.08)          (6.25)        --
--------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

170 Frank Russell Investment Company Russell Funds

                                                               %            %
                                                            Ratio of     Ratio of           %
                     $                          $           Expenses     Expenses      Ratio of Net
     $               Net           %        Net Assets,    to Average   to Average   Investment Income         %
   Total         Asset Value,    Total     End of Period   Net Assets,  Net Assets,     to Average         Portfolio
Distributions   End of Period  Return (b)     (000)          Net (c)     Gross (c)    Net Assets (c)     Turnover Rate
----------------------------------------------------------------------------------------------------------------------
      --            30.52         (14.85)         33,858       2.03          2.03              (.51)            128.80
    (.23)           35.83         (28.14)         20,222       1.99          1.99              (.58)            146.81
   (1.22)           50.12          (5.07)         21,526       1.94          1.94              (.56)            141.75
   (5.85)           54.13          15.83          14,787       1.94          1.94              (.41)            110.36
----------------------------------------------------------------------------------------------------------------------
    (.10)           31.10         (14.22)         23,656       1.28          1.28               .21             128.80
    (.31)           36.35         (27.59)         23,586       1.24          1.24               .17             146.81
   (1.39)           50.55          (4.49)         19,666       1.19          1.19               .19             141.75
   (5.91)           54.43          17.95          12,958       1.19          1.19               .23             110.36
   (2.68)           51.40          24.59           9,007       1.33          1.33               .21             100.31
   (9.94)           43.64          15.99           2,839       1.63          1.63               .10             114.11
----------------------------------------------------------------------------------------------------------------------
    (.19)           31.09         (14.02)        972,139       1.03          1.03               .46             128.80
    (.41)           36.35         (27.41)      1,119,120        .99           .99               .42             146.81
   (1.40)           50.55          (4.28)      1,516,448        .94           .94               .45             141.75
   (6.13)           54.33          18.21       1,569,920        .93           .93               .51             110.36
   (2.89)           51.39          25.11       1,367,016        .91            91               .62             100.31
  (10.24)           43.64          31.32       1,042,620        .92           .92               .80             114.11
----------------------------------------------------------------------------------------------------------------------
      --            33.52         (10.42)         18,583       2.31          2.31             (1.15)            125.06
   (6.13)           37.42         (15.93)         11,662       2.27          2.27              (.89)            126.83
   (1.35)           51.05           8.83          10,762       2.21          2.22              (.91)            136.00
   (3.22)           48.22          22.53           5,990       2.23          2.23             (1.10)            111.98
----------------------------------------------------------------------------------------------------------------------
      --            34.53          (9.77)         11,731       1.56          1.56              (.40)            125.06
   (6.16)           38.27         (15.29)         11,051       1.52          1.52              (.14)            126.83
   (1.35)           51.74           9.53           9,678       1.46          1.47              (.16)            136.00
   (3.22)           48.55          21.19           5,411       1.49          1.49              (.36)            111.98
   (2.43)           42.91            .04           6,139       1.58          1.58              (.39)            129.19
   (6.25)           45.42          27.90           3,153       1.83          1.83              (.51)             97.19
----------------------------------------------------------------------------------------------------------------------
      --            35.28          (9.56)        520,666       1.32          1.32              (.17)            125.06
   (6.19)           39.01         (15.05)        608,921       1.27          1.27               .11             126.83
   (1.37)           52.52           9.76         759,435       1.21          1.22               .08             136.00
   (3.23)           49.18          21.45         697,211       1.24          1.24              (.10)            111.98
   (2.47)           43.34            .42         595,862       1.15          1.15               .03             129.19
   (6.33)           45.72          28.77         572,635       1.15          1.15               .18              97.19
----------------------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                              Frank Russell Investment Company Russell Funds 171

Financial Highlights--For the Fiscal Years Ended

For a Share Outstanding Throughout each Period.

                                                                   $                            $              $
                                 $                  $         Net Realized       $        Distributions  Distributions
                          Net Asset Value,         Net            and       Total Income     from Net        from           $
                            Beginning of       Investment      Unrealized       From        Investment   Net Realized   Return of
                               Period       Income (Loss)(a)   Gain (Loss)   Operations       Income         Gain        Capital
------------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund
Class C
October 31, 2002                31.27             (.12)          (5.29)        (5.41)          (.02)           --         (.01)
October 31, 2001                36.72             (.15)          (5.30)        (5.45)            --            --           --
October 31, 2000 (1)            37.02             (.06)           (.03)         (.09)            --          (.19)        (.02)
December 31, 1999 (5)           40.38              .04             .66           .70           (.17)        (3.89)          --
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002                31.55              .09           (5.35)        (5.26)          (.12)           --         (.06)
October 31, 2001                36.89              .11           (5.35)        (5.24)          (.10)           --           --
October 31, 2000 (1)            37.20              .15            (.02)          .13           (.23)         (.19)        (.02)
December 31, 1999               41.45              .33            (.44)         (.11)          (.25)        (3.89)          --
December 31, 1998               41.43              .37            4.49          4.86           (.51)        (4.33)          --
December 31, 1997               40.22              .32           12.20         12.52           (.07)       (11.24)          --
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002                31.38              .16           (5.33)        (5.17)          (.16)           --         (.09)
October 31, 2001                36.68              .20           (5.31)        (5.11)          (.19)           --           --
October 31, 2000 (1)            36.92              .23            (.03)          .20           (.23)         (.19)        (.02)
December 31, 1999               41.26              .41            (.44)         (.03)          (.42)        (3.89)          --
December 31, 1998               41.08              .55            4.49          5.04           (.53)        (4.33)          --
December 31, 1997               40.22              .69           12.11         12.80           (.70)       (11.24)          --
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Equity Fund
Class C
October 31, 2002                31.88             (.15)          (5.20)        (5.35)            --            --           --
October 31, 2001                43.88             (.21)         (10.47)       (10.68)            --         (1.32)          --
October 31, 2000 (1)            44.94             (.22)            .07          (.15)            --          (.91)          --
December 31, 1999 (5)           43.02             (.20)           8.00          7.80           (.04)        (5.84)          --
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002                32.28              .07           (5.27)        (5.20)          (.13)           --         (.01)
October 31, 2001                44.17              .07          (10.57)       (10.50)          (.07)        (1.32)          --
October 31, 2000 (1)            45.19              .06            (.08)         (.02)          (.09)         (.91)          --
December 31, 1999               42.50              .13            8.50          8.63           (.10)        (5.84)          --
December 31, 1998               36.80              .12            8.54          8.66           (.16)        (2.80)          --
December 31, 1997               33.05              .14            9.95         10.09           (.07)        (6.27)          --
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002                32.36              .15           (5.28)        (5.13)          (.20)           --         (.02)
October 31, 2001                44.27              .16          (10.59)       (10.43)          (.16)        (1.32)          --
October 31, 2000 (1)            45.19              .15            (.02)          .13           (.14)         (.91)          --
December 31, 1999               42.53              .24            8.50          8.74           (.24)        (5.84)          --
December 31, 1998               36.78              .27            8.55          8.82           (.27)        (2.80)          --
December 31, 1997               33.05              .38           10.00         10.38           (.38)        (6.27)          --
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

172 Frank Russell Investment Company Russell Funds

                                                                    %                  %                  %
                       $                           $        Ratio of Expenses  Ratio of Expenses     Ratio of Net
        $             Net            %        Net Assets,       to Average         to Average     Investment Income        %
      Total       Asset Value,     Total     End of Period      Net Assets,        Net Assets,        to Average       Portfolio
  Distributions  End of Period   Return (b)      (000)            Net (c)           Gross (c)       Net Assets (c)   Turnover Rate
------------------------------------------------------------------------------------------------------------------------------------
       (.03)         25.83        (17.31)          2,701           2.47               2.47               (.40)           112.82
         --          31.27        (14.84)          1,070           2.36               2.36               (.44)           119.47
       (.21)         36.72          (.17)          1,035           2.31               2.31               (.22)            99.20
      (4.06)         37.02          2.03             995           2.10               2.10                .10            137.94
------------------------------------------------------------------------------------------------------------------------------------

       (.18)         26.11        (16.74)          1,117           1.73               1.73                .29            112.82
       (.10)         31.55        (14.22)            943           1.61               1.61                .30            119.47
       (.44)         36.89           .46           1,095           1.56               1.56                .53             99.20
      (4.14)         37.20           .04           1,061           1.35               1.35                .80            137.94
      (4.84)         41.45         12.41             745           1.42               1.42                .90            149.63
     (11.31)         41.43         32.68             338           1.74               1.74                .77            139.33
------------------------------------------------------------------------------------------------------------------------------------

       (.25)         25.96        (16.55)         77,386           1.48               1.48                .52            112.82
       (.19)         31.38        (13.97)        107,381           1.37               1.37                .57            119.47
       (.44)         36.68           .66         150,057           1.31               1.31                .79             99.20
      (4.31)         36.92           .25         186,983           1.11               1.11               1.03            137.94
      (4.86)         41.26         12.99         250,491           1.01               1.01               1.30            149.63
     (11.94)         41.08         33.59         226,952           1.04               1.04               1.51            139.33
------------------------------------------------------------------------------------------------------------------------------------



         --          26.53        (16.78)         34,113           2.02               2.02               (.49)            71.10
      (1.32)         31.88        (24.87)         20,530           1.98               1.98               (.57)            85.00
       (.91)         43.88          (.16)         20,935           1.92               1.92               (.60)            59.25
      (5.88)         44.94         18.89          13,613           1.93               1.93               (.47)            89.52
------------------------------------------------------------------------------------------------------------------------------------

       (.14)         26.94        (16.16)         25,667           1.27               1.27                .24             71.10
      (1.39)         32.28        (24.30)         23,700           1.22               1.22                .18             85.00
      (1.00)         44.17           .11          15,314           1.17               1.17                .15             59.25
      (5.94)         45.19         21.11           7,987           1.18               1.18                .28             89.52
      (2.96)         42.50         24.34           7,479           1.31               1.31                .30             77.23
      (6.34)         36.80         31.70           2,344           1.59               1.59                .33             87.67
------------------------------------------------------------------------------------------------------------------------------------

       (.22)         27.01        (15.94)      1,070,673           1.02               1.02                .48             71.10
      (1.48)         32.36        (24.11)      1,200,247            .98                .98                .43             85.00
      (1.05)         44.27           .47       1,556,534            .92                .92                .42             59.25
      (6.08)         45.19         21.37       1,545,021            .93                .93                .53             89.52
      (3.07)         42.53         24.82       1,316,051            .91                .91                .69             77.23
      (6.65)         36.78         32.70         996,880            .91                .91               1.04             87.67
------------------------------------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                              Frank Russell Investment Company Russell Funds 173

Financial Highlights--For the Fiscal Years Ended

For a Share Outstanding Throughout each Period.

                                                                   $                            $              $
                                 $                  $         Net Realized       $        Distributions  Distributions
                          Net Asset Value,         Net            and       Total Income     from Net        from           $
                            Beginning of       Investment      Unrealized       From        Investment   Net Realized   Return of
                               Period       Income (Loss)(a)   Gain (Loss)   Operations       Income         Gain        Capital
------------------------------------------------------------------------------------------------------------------------------------
International Securities Fund
Class C
October 31, 2002                44.53             (.18)          (5.84)        (6.02)            --            --           --
October 31, 2001                62.46             (.19)         (14.94)       (15.13)            --         (2.80)          --
October 31, 2000 (1)            74.51              .17           (9.68)        (9.51)            --         (2.54)          --
December 31, 1999 (5)           60.66             (.32)          17.92         17.60           (.17)        (3.58)          --
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002                45.47              .13           (5.99)        (5.86)            --            --           --
October 31, 2001                63.24              .21          (15.18)       (14.97)            --         (2.80)          --
October 31, 2000 (1)            74.95              .57           (9.74)        (9.17)            --         (2.54)          --
December 31, 1999               60.68              .40           17.72         18.12           (.27)        (3.58)          --
December 31, 1998               54.64              .28            6.53          6.81           (.57)         (.20)          --
December 31, 1997               58.47              .35            (.64)         (.29)          (.29)        (3.25)          --
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002                45.78              .25           (6.05)        (5.80)            --            --           --
October 31, 2001                63.51              .34          (15.26)       (14.92)          (.01)        (2.80)          --
October 31, 2000 (1)            75.11              .76           (9.82)        (9.06)            --         (2.54)          --
December 31, 1999               60.86              .51           17.82         18.33           (.50)        (3.58)          --
December 31, 1998               54.69              .69            6.32          7.01           (.64)         (.20)          --
December 31, 1997               58.48              .56            (.46)          .10           (.64)        (3.25)          --
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund
Class C
October 31, 2002                 6.89             (.09)            .42           .33             --            --           --
October 31, 2001                 9.15             (.04)          (2.22)        (2.26)            --            --           --
October 31, 2000 (1)            12.47             (.10)          (3.20)        (3.30)          (.02)           --           --
December 31, 1999 (5)            8.07             (.12)           4.57          4.45           (.05)           --           --
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002                 7.01             (.02)            .42           .40             --            --           --
October 31, 2001                 9.24              .02           (2.25)        (2.23)            --            --           --
October 31, 2000 (1)            12.51             (.03)          (3.20)        (3.23)          (.04)           --           --
December 31, 1999                8.48             (.04)           4.14          4.10           (.07)           --           --
December 31, 1998 (4)            7.37             (.02)           1.13          1.11             --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002                 7.05               -- (e)         .40           .40           (.02)           --           --
October 31, 2001                 9.25              .04           (2.24)        (2.20)            --            --           --
October 31, 2000 (1)            12.52               -- (e)       (3.21)        (3.21)          (.06)           --           --
December 31, 1999                8.48              .03            4.10          4.13           (.09)           --           --
December 31, 1998               11.79              .12           (3.35)        (3.23)          (.08)           --           --
December 31, 1997               12.35              .14            (.56)         (.42)          (.14)           --           --
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

174 Frank Russell Investment Company Russell Funds

                                                                       %                   %                 %
                       $                              $       Ratio of Expenses   Ratio of Expenses    Ratio of Net
      $               Net             %          Net Assets,      to Average          to Average    Investment Income         %
    Total        Asset Value,       Total      End of Period      Net Assets          Net Assets,       to Average        Portfolio
Distributions   End of Period    Return (b)         (000)           Net (c)            Gross (c)      Net Assets,(c)   Turnover Rate
------------------------------------------------------------------------------------------------------------------------------------
      --            38.51         (13.52)          21,860            2.46                2.46            (.42)             79.09
   (2.80)           44.53         (25.29)          12,470            2.41                2.41            (.36)            104.65
   (2.54)           62.46         (13.13)          11,849            2.29                2.30             .30             101.84
   (3.75)           74.51          29.39            7,522            2.30                2.30            (.51)            120.52
------------------------------------------------------------------------------------------------------------------------------------

      --            39.61         (12.91)          16,796            1.72                1.72             .30              79.09
   (2.80)           45.47         (24.70)          15,897            1.66                1.66             .41             104.65
   (2.54)           63.24         (12.58)           9,964            1.54                1.55            1.00             101.84
   (3.85)           74.95          30.21            5,552            1.55                1.55             .61             120.52
    (.77)           60.68          12.53            4,431            1.64                1.64             .49              68.46
   (3.54)           54.64           (.41)           1,271            1.96                1.96             .19              73.54
------------------------------------------------------------------------------------------------------------------------------------

      --            39.98         (12.67)         774,146            1.47                1.47             .55              79.09
   (2.81)           45.78         (24.51)         812,857            1.42                1.42             .62             104.65
   (2.54)           63.51         (12.40)       1,061,171            1.29                1.30            1.31             101.84
   (4.08)           75.11          30.52        1,133,495            1.30                1.30             .79             120.52
    (.84)           60.86          12.90          940,779            1.22                1.22            1.15              68.46
   (3.89)           54.69            .26          839,767            1.26                1.26             .91              73.54
------------------------------------------------------------------------------------------------------------------------------------

      --             7.22           4.94            5,194            3.12                3.12           (1.08)             90.21
      --             6.89         (24.70)           2,377            3.08                3.09            (.55)             83.74
    (.02)            9.15         (26.51)           2,228            2.91                2.92           (1.02)             73.11
    (.05)           12.47          55.43            1,631            2.91                2.91           (1.23)             94.85
------------------------------------------------------------------------------------------------------------------------------------

      --             7.41           5.71            6,478            2.38                2.38            (.29)             90.21
      --             7.01         (24.13)           6,959            2.33                2.33             .21              83.74
    (.04)            9.24         (25.90)           6,388            2.16                2.17            (.30)             73.11
    (.07)           12.51          48.71            6,314            2.17                2.17            (.40)             94.85
      --             8.48          15.06               39              --(d)               --(d)           --(d)           59.35
------------------------------------------------------------------------------------------------------------------------------------

    (.02)            7.43           5.91          263,563            2.14                2.14            (.02)             90.21
      --             7.05         (23.89)         273,486            2.09                2.09             .44              83.74
    (.06)            9.25         (25.79)         359,201            1.91                1.92            (.02)             73.11
    (.09)           12.52          49.03          430,794            1.91                1.91             .26              94.85
    (.08)            8.48         (27.57)         294,349            1.75                1.75            1.20              59.35
    (.14)           11.79          (3.45)         333,052            1.64                1.64             .87              50.60
------------------------------------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                              Frank Russell Investment Company Russell Funds 175

Financial Highlights--For the Fiscal Years Ended

For a Share Outstanding Throughout each Period.

                                                                         $                         $             $
                                       $               $           Net Realized        $      Distributions Distributions
                               Net Asset Value,       Net               and      Total Income   from Net        from            $
                                 Beginning of      Investment       Unrealized       From      Investment    Net Realized  Return of
                                    Period      Income (Loss)(a)   Gain (Loss)    Operations     Income          Gain        Capital
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund
Class C
October 31, 2002                     26.97            1.07            (.01)          1.06         (1.51)          --           --
October 31, 2001                     25.93            1.16            1.02           2.18         (1.14)          --           --
October 31, 2000 (1)                 22.69             .84            3.11           3.95          (.71)          --           --
December 31, 1999 (5)                24.13            1.08           (1.06)           .02         (1.46)          --           --
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002                     27.14            1.32            (.06)          1.26         (1.68)          --           --
October 31, 2001                     26.07            1.38            1.03           2.41         (1.34)          --           --
October 31, 2000 (1)                 22.76             .98            3.14           4.12          (.81)          --           --
December 31, 1999                    24.27            1.28           (1.24)           .04         (1.55)          --           --
December 31, 1998                    31.02            1.26           (6.12)         (4.86)        (1.43)        (.46)          --
December 31, 1997                    29.18            1.14            3.95           5.09         (1.04)       (2.21)          --
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002                     27.31            1.41            (.06)          1.35         (1.77)          --           --
October 31, 2001                     26.22            1.46            1.03           2.49         (1.40)          --           --
October 31, 2000 (1)                 22.86            1.04            3.15           4.19          (.83)          --           --
December 31, 1999                    24.44            1.30           (1.20)           .10         (1.68)          --           --
December 31, 1998                    30.86            1.34           (6.13)         (4.79)        (1.17)        (.46)          --
December 31, 1997                    29.19            1.36            3.93           5.29         (1.41)       (2.21)          --
------------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund
Class C
October 31, 2002                     19.01             .56             .13            .69          (.72)          --           --
October 31, 2001                     18.23             .85             .89           1.74          (.96)          --           --
October 31, 2000 (1)                 18.13             .79             .04            .83          (.73)          --           --
December 31, 1999 (7)                18.36             .68            (.31)           .37          (.60)          --           --
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002                     19.02             .77             .06            .83          (.81)          --           --
October 31, 2001                     18.24            1.02             .85           1.87         (1.09)          --           --
October 31, 2000 (1)                 18.08             .88             .07            .95          (.79)          --           --
December 31, 1999 (6)                18.51             .80            (.34)           .46          (.89)          --           --
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002                     18.99             .80             .08            .88          (.86)          --           --
October 31, 2001                     18.22            1.07             .83           1.90         (1.13)          --           --
October 31, 2000 (1)                 18.03             .91             .09           1.00          (.81)          --           --
December 31, 1999                    18.46             .90            (.36)           .54          (.97)          --           --
December 31, 1998                    18.35             .99             .11           1.10          (.99)          --           --
December 31, 1997                    18.36            1.08              --           1.08         (1.09)          --           --
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond Fund
Class C
October 31, 2002                     24.49             .72             .25            .97          (.78)          --           --
October 31, 2001                     22.71            1.06            1.81           2.87         (1.09)          --           --
October 31, 2000 (1)                 22.24             .99             .41           1.40          (.93)          --           --
December 31, 1999 (5)                24.00            1.03           (1.61)          (.58)        (1.05)        (.13)          --
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002                     24.54             .91             .25           1.16          (.96)          --           --
October 31, 2001                     22.75            1.22            1.84           3.06         (1.27)          --           --
October 31, 2000 (1)                 22.23            1.13             .44           1.57         (1.05)          --           --
December 31, 1999                    23.92            1.30           (1.65)          (.35)        (1.21)        (.13)          --
December 31, 1998                    24.06            1.32             .45           1.77         (1.56)        (.35)          --
December 31, 1997                    22.98            1.22             .66           1.88          (.72)        (.08)          --
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002                     24.03             .95             .25           1.20         (1.02)          --           --
October 31, 2001                     22.31            1.29            1.75           3.04         (1.32)          --           --
October 31, 2000 (1)                 21.77            1.16             .41           1.57         (1.03)          --           --
December 31, 1999                    23.53            1.31           (1.60)          (.29)        (1.32)        (.13)        (.02)
December 31, 1998                    23.43            1.38             .47           1.85         (1.40)        (.35)          --
December 31, 1997                    22.97            1.45             .56           2.01         (1.47)        (.08)          --
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

176 Frank Russell Investment Company Russell Funds

                                                                       %                   %                 %
                       $                              $       Ratio of Expenses   Ratio of Expenses    Ratio of Net
      $               Net             %          Net Assets,      to Average          to Average    Investment Income         %
    Total        Asset Value,       Total      End of Period      Net Assets          Net Assets,       to Average        Portfolio
Distributions   End of Period    Return (b)         (000)           Net (c)            Gross (c)      Net Assets (c)   Turnover Rate
------------------------------------------------------------------------------------------------------------------------------------
   (1.51)           26.52           3.56            15,712            2.19              2.59              3.74            67.70
   (1.14)           26.97           8.41             5,718            2.17              2.17              4.20            44.50
    (.71)           25.93          17.54             3,393            2.16              2.16              4.06            53.30
   (1.46)           22.69            .19             1,771            2.14              2.14              5.12            42.69
------------------------------------------------------------------------------------------------------------------------------------

   (1.68)           26.72           4.27            10,661            1.46              1.82              4.54            67.70
   (1.34)           27.14           9.23            11,415            1.42              1.42              4.96            44.50
    (.81)           26.07          18.24             9,094            1.41              1.41              4.78            53.30
   (1.55)           22.76            .30             7,134            1.39              1.39              5.42            42.69
   (1.89)           24.27         (16.25)              843            1.47              1.47              4.90            42.58
   (3.25)           31.02          18.20               388            1.71              1.71              3.94            49.40
------------------------------------------------------------------------------------------------------------------------------------

   (1.77)           26.89           4.55           598,133            1.19              1.19              4.82            67.70
   (1.40)           27.31           9.48           607,280            1.17              1.18              5.19            44.50
    (.83)           26.22          18.53           669,529            1.16              1.16              5.00            53.30
   (1.68)           22.86            .55           589,300            1.14              1.14              5.41            42.69
   (1.63)           24.44         (15.94)          576,326            1.05              1.05              4.93            42.58
   (3.62)           30.86          18.99           615,483            1.02              1.02              4.57            49.40
------------------------------------------------------------------------------------------------------------------------------------

    (.72)           18.98           3.73            16,294            1.52              1.70              3.08           163.86
    (.96)           19.01           9.77             1,709            1.52              1.66              4.72           260.94
    (.73)           18.23           4.67               672            1.64              1.66              5.01            92.31
    (.60)           18.13           2.02               801            1.72              1.72              4.41           177.08
------------------------------------------------------------------------------------------------------------------------------------

    (.81)           19.04           4.53            17,516             .77               .96              4.04           163.86
   (1.09)           19.02          10.54            17,685             .77               .91              5.48           260.94
    (.79)           18.24           5.36             9,898             .89               .91              5.77            92.31
    (.89)           18.08           2.53             8,693             .97               .97              5.05           177.08
------------------------------------------------------------------------------------------------------------------------------------

    (.86)           19.01           4.81           599,795             .52               .71              4.26           163.86
   (1.13)           18.99          10.76           401,137             .52               .67              5.76           260.94
    (.81)           18.22           5.64           422,884             .64               .66              6.00            92.31
    (.97)           18.03           3.03           447,590             .74               .74              5.22           177.08
    (.99)           18.46           6.09           260,539             .66               .66              5.37           129.85
   (1.09)           18.35           6.02           229,470             .66               .66              5.70           213.14
------------------------------------------------------------------------------------------------------------------------------------

    (.78)           24.68           4.11            26,915            1.66              1.66              3.02           156.21
   (1.09)           24.49          13.02            15,027            1.64              1.64              4.53           155.87
    (.93)           22.71           6.44             7,315            1.62              1.63              5.37           128.88
   (1.18)           22.24          (2.47)            4,652            1.62              1.62              4.88           152.23
------------------------------------------------------------------------------------------------------------------------------------

    (.96)           24.74           4.90            26,985             .91               .91              3.78           156.21
   (1.27)           24.54          13.87            17,763             .89               .89              5.22           155.87
   (1.05)           22.75           7.25             5,492             .87               .88              6.13           128.88
   (1.34)           22.23          (1.51)            3,639             .87               .87              5.49           152.23
   (1.91)           23.92           7.63             4,703             .98               .98              5.42           216.88
    (.80)           24.06           8.35             2,469            1.29              1.29              5.64           172.43
------------------------------------------------------------------------------------------------------------------------------------

   (1.02)           24.21           5.18           783,332             .66               .66              4.04           156.21
   (1.32)           24.03          14.11           745,020             .64               .65              5.60           155.87
   (1.03)           22.31           7.40           714,153             .62               .63              6.35           128.88
   (1.47)           21.77          (1.26)          765,674             .61               .61              5.78           152.23
   (1.75)           23.53           8.09           808,761             .57               .57              5.83           216.88
   (1.55)           23.43           9.09           687,331             .60               .60              6.35           172.43
------------------------------------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                              Frank Russell Investment Company Russell Funds 177

Financial Highlights--For the Fiscal Years Ended

For a Share Outstanding Throughout each Period.

                                      $            $            $             $              $               $
                                  Net Asset       Net      Net Realized     Total      Distributions   Distributions
                                   Value,      Investment      and          Income        from Net         from             $
                                Beginning of     Income     Unrealized       From       Investment     Net Realized     Return of
                                   Period      (Loss)(a)    Gain (Loss)   Operations      Income           Gain          Capital
------------------------------------------------------------------------------------------------------------------------------------
Multistrategy Bond Fund
Class C
October 31, 2002                   10.20          .33(f)       (.07)(f)      .26           (.43)            --              --
October 31, 2001                    9.60          .46           .62         1.08           (.48)            --              --
October 31, 2000 (1)                9.47          .44           .09          .53           (.40)            --              --
December 31, 1999 (5)              10.14          .42          (.63)        (.21)          (.45)          (.01)             --
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002                   10.21          .40(f)       (.08)(f)      .32           (.50)            --              --
October 31, 2001                    9.61          .53           .62         1.15           (.55)            --              --
October 31, 2000 (1)                9.47          .49           .11          .60           (.46)            --              --
December 31, 1999                  10.10          .56          (.66)        (.10)          (.52)          (.01)             --
December 31, 1998 (3)              10.30          .16           .07          .23           (.20)          (.23)             --
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002                   10.22          .42(f)       (.07)(f)       35           (.53)            --              --
October 31, 2001                    9.61          .56           .63         1.19           (.58)            --              --
October 31, 2000 (1)                9.46          .52           .08          .60           (.45)            --              --
December 31, 1999                  10.11          .57          (.65)        (.08)          (.56)          (.01)             --
December 31, 1998                  10.26          .60           .08          .68           (.60)          (.23)             --
December 31, 1997                  10.11          .60           .33          .93           (.61)          (.17)             --
------------------------------------------------------------------------------------------------------------------------------------
Tax Exempt Bond Fund
Class C
October 31, 2002                   21.76          .60           .22          .82           (.64)            --              --
October 31, 2001                   20.83          .68           .95         1.63           (.70)            --              --
October 31, 2000 (1)               20.45          .59           .32          .91           (.53)            --              --
December 31, 1999 (8)              21.38          .45          (.84)        (.39)          (.54)            --              --
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002                   21.81          .78           .18          .96           (.78)            --              --
October 31, 2001                   20.87          .84           .95         1.79           (.85)            --              --
October 31, 2000 (1)               20.47          .71           .33         1.04           (.64)            --              --
December 31, 1999 (9)              21.19          .50          (.71)        (.21)          (.51)            --              --
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002                   21.79          .83           .18         1.01           (.84)            --              --
October 31, 2001                   20.84          .89           .96         1.85           (.90)            --              --
October 31, 2000 (1)               20.42          .75           .33         1.08           (.66)            --              --
December 31, 1999                  21.39          .84          (.95)        (.11)          (.86)            --              --
December 31, 1998                  21.19          .81           .19         1.00           (.80)            --              --
December 31, 1997                  21.02          .84           .18         1.02           (.85)            --              --
------------------------------------------------------------------------------------------------------------------------------------
Tax Managed Large Cap Fund
Class C
October 31, 2002                   15.60         (.06)        (2.93)       (2.99)            --             --              --
October 31, 2001                   20.68         (.10)        (4.98)       (5.08)            --             --              --
October 31, 2000 (1)               21.17         (.10)         (.39)        (.49)            --             --              --
December 31, 1999 (10)             20.92           --(e)        .35          .35           (.10)            --              --
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002                   15.78          .05         (2.95)       (2.90)          (.05)            --              --
October 31, 2001 (12)              20.10          .03         (4.25)       (4.22)          (.10)            --              --
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002                   15.81          .09         (2.95)       (2.86)          (.08)            --              --
October 31, 2001                   20.87          .08         (5.04)       (4.96)          (.10)            --              --
October 31, 2000 (1)               21.17          .08          (.37)        (.29)          (.01)            --              --
December 31, 1999                  18.26          .14          2.88         3.02           (.11)            --              --
December 31, 1998                  13.90          .10          4.35         4.45           (.08)          (.01)             --
December 31, 1997                  10.61          .08          3.28         3.36           (.07)            --              --
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

178 Frank Russell Investment Company Russell Funds

                                                                  $                   $                  $
                    S                           $         Ratio of Expenses   Ratio of Expenses    Ratio of Net
      $            Net            %        Net Assets,       to Average          to Average      Investment Income           %
    Total      Asset Value,     Total     End of Period      Net Assets,         Net Assets,        to Average           Portfolio
Distributions  End of Period  Return(b)     (000)              Net (c)            Gross (c)       Net Assets (c)       Turnover Rate
------------------------------------------------------------------------------------------------------------------------------------
    (.43)          10.03         2.71         24,569           1.85                 1.85              3.34(f)             252.09
    (.48)          10.20        11.58         15,926           1.89                 1.89              4.63                176.44
    (.40)           9.60         5.77         10,879           1.86                 1.90              5.56                105.03
    (.46)           9.47        (2.10)         6,666           1.80                 1.84              4.80                134.11
------------------------------------------------------------------------------------------------------------------------------------
    (.50)          10.03         3.36         14,017           1.17                 1.17              4.02(f)             252.09
    (.55)          10.21        12.40         12,675           1.14                 1.14              5.33                176.44
    (.46)           9.61         6.46          6,182           1.11                 1.15              6.31                105.03
    (.53)           9.47        (1.08)         3,248           1.05                 1.11              5.54                134.11
    (.43)          10.10         1.89          2,610             --(d)                --(d)             --(d)             334.86
------------------------------------------------------------------------------------------------------------------------------------
    (.53)          10.04         3.72        595,577            .92                  .92              4.27(f)             252.09
    (.58)          10.22        12.68        622,518            .89                  .89              5.66                176.44
    (.45)           9.61         6.56        593,020            .86                  .90              6.54                105.03
    (.57)           9.46         (.81)       556,703            .80                  .86              5.79                134.11
    (.83)          10.11         6.79        547,747            .80                  .81              5.76                334.86
    (.78)          10.26         9.50        437,312            .80                  .83              5.93                263.75
------------------------------------------------------------------------------------------------------------------------------------
    (.64)          21.94         3.84          7,179           1.56                 1.56              2.82                 39.83
    (.70)          21.76         7.95          2,248           1.53                 1.53              3.18                 31.16
    (.53)          20.83         4.53            780           1.64                 1.64              3.48                 38.16
    (.54)          20.45        (1.82)           474           1.57                 1.57              3.12                119.34
------------------------------------------------------------------------------------------------------------------------------------
    (.78)          21.99         4.54          5,051            .83                  .83              3.57                 39.83
    (.85)          21.81         8.77          6,398            .78                  .78              3.93                 31.16
    (.64)          20.87         5.17          3,445            .89                  .89              4.08                 38.16
    (.51)          20.47         (.99)         2,854            .82                  .82              3.76                119.34
------------------------------------------------------------------------------------------------------------------------------------
    (.84)          21.96         4.77        148,675            .57                  .57              3.84                 39.83
    (.90)          21.79         9.09        140,352            .53                  .53              4.21                 31.16
    (.66)          20.84         5.37        129,084            .64                  .64              4.32                 38.16
    (.86)          20.42         (.52)       123,960            .57                  .57              3.99                119.34
    (.80)          21.39         4.82        128,959            .72                  .72              3.80                 74.42
    (.85)          21.19         4.92         83,076            .71                  .71              3.99                 40.79
------------------------------------------------------------------------------------------------------------------------------------
      --           12.61       (19.17)         7,740           1.91                 1.91              (.40)                65.39
      --           15.60       (24.57)         7,611           1.88                 1.88              (.56)                52.57
      --           20.68        (2.30)         6,596           1.86                 1.86              (.58)                43.48
    (.10)          21.17         2.24            308           1.57                 1.57              (.28)                48.35
------------------------------------------------------------------------------------------------------------------------------------
    (.05)          12.83       (18.47)         2,618           1.16                 1.16               .36                 65.39
    (.10)          15.78       (21.10)         3,359           1.15                 1.15               .16                 52.57
------------------------------------------------------------------------------------------------------------------------------------
    (.08)          12.87       (18.21)       345,335            .91                  .91               .58                 65.39
    (.10)          15.81       (23.86)       448,557            .88                  .88               .45                 52.57
    (.01)          20.87        (1.39)       674,460            .86                  .86               .46                 43.48
    (.11)          21.17        16.57        566,001            .85                  .85               .71                 48.35
    (.09)          18.26        32.08        305,452            .99                  .99               .61                 50.59
    (.07)          13.90        31.73        109,735           1.00                 1.08               .92                 39.23
------------------------------------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                              Frank Russell Investment Company Russell Funds 179

Financial Highlights--For the Fiscal Years Ended

For a Share Outstanding Throughout each Period.

                                                                  $                           $              $
                                $                $          Net Realized       $        Distributions  Distributions
                         Net Asset Value,       Net             and       Total Income    from Net         from           $
                          Beginning of       Investment      Unrealized       From       Investment     Net Realized  Return of
                             Period       Income (Loss)(a)  Gain (Loss)    Operations      Income          Gain        Capital
------------------------------------------------------------------------------------------------------------------------------------
Tax Managed Mid & Small Cap Fund
Class C
October 31, 2002               7.88             (.09)           (.67)          (.76)          --            --            --
October 31, 2001              11.07              .12           (3.31)         (3.19)          --            --            --
October 31, 2000 (1)          10.71             (.10)            .47            .37         (.01)           --            --
December 31, 1999 (10)        10.00               --(e)          .71            .71           --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002               8.00             (.03)           (.69)          (.72)          --            --            --
October 31, 2001 (12)         10.00             (.01)          (1.99)         (2.00)          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002               8.02             (.01)           (.69)          (.70)        (.01)           --            --
October 31, 2001              11.15              .01           (3.14)         (3.13)          --            --            --
October 31, 2000 (1)          10.73               --(e)          .43            .43         (.01)           --            --
December 31, 1999 (10)        10.00              .01             .72            .73           --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Select Growth Fund
Class C
October 31, 2002               6.65             (.10)          (1.32)         (1.42)          --            --            --
October 31, 2001 (13)         10.00             (.08)          (3.27)         (3.35)          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002               6.68             (.04)          (1.33)         (1.37)          --            --            --
October 31, 2001 (13)         10.00             (.02)          (3.30)         (3.32)          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Class I
October 31, 2002               6.71             (.02)          (1.34)         (1.36)          --            --            --
October 31, 2001 (13)         10.00               --(e)        (3.29)         (3.29)          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002               6.71             (.02)          (1.35)         (1.37)          --            --            --
October 31, 2001 (13)         10.00               --(e)        (3.29)         (3.29)          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Select Value Fund
Class C
October 31, 2002               8.51             (.02)          (1.07)         (1.09)        (.01)           --            --
October 31, 2001 (13)         10.00               --(e)        (1.48)         (1.48)        (.01)           --            --
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002               8.53              .06           (1.07)         (1.01)        (.06)           --            --
October 31, 2001 (13)         10.00              .05           (1.48)         (1.43)        (.04)           --            --
------------------------------------------------------------------------------------------------------------------------------------
Class I
October 31, 2002               8.54              .08           (1.07)          (.99)        (.09)           --            --
October 31, 2001 (13)         10.00              .09           (1.48)         (1.39)        (.07)           --            --
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002               8.53              .07           (1.07)         (1.00)        (.08)           --            --
October 31, 2001 (13)         10.00              .08           (1.48)         (1.40)        (.07)           --            --
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

180 Frank Russell Investment Company Russell Funds

                                                                   %                   %                 %
                      $                             $        Ratio of Expenses  Ratio of Expenses    Ratio of Net
      $              Net             %          Net Assets,     to Average         to Average     Investment Income        %
    Total        Asset Value,      Total      End of Period     Net Assets,        Net Assets,       to Average      Portfolio Rate
Distributions   End of Period    Return (b)       (000)           Net (c)           Gross (c)       Net Assets (c)      Turnover
------------------------------------------------------------------------------------------------------------------------------------
       --             7.12         (9.65)         3,450            2.25               2.53            (1.12)            89.13
       --             7.88        (28.88)         2,688            2.25               2.54             (.93)           105.31
     (.01)           11.07          3.52          2,414            2.25               2.77            (1.05)            71.20
       --            10.71          7.10            222            2.18               8.78              .73              3.33
------------------------------------------------------------------------------------------------------------------------------------

       --             7.28         (9.00)           885            1.50               1.78             (.37)            89.13
       --             8.00        (20.00)           837            1.50               1.84             (.16)           105.31
------------------------------------------------------------------------------------------------------------------------------------

     (.01)            7.31         (8.77)        82,523            1.25               1.53             (.13)            89.13
       --             8.02        (28.14)        90,095            1.25               1.54              .07            105.31
     (.01)           11.15          4.08        105,630            1.25               1.85             (.04)            71.20
       --            10.73          7.30         29,053            1.25               7.95             1.92              3.33
------------------------------------------------------------------------------------------------------------------------------------

       --             5.23        (21.35)         1,341            2.11               2.82            (1.53)           212.37
       --             6.65        (33.50)         1,017            2.17               2.97            (1.32)           169.36
------------------------------------------------------------------------------------------------------------------------------------

       --             5.31        (20.51)         2,814            1.16               1.87             (.58)           212.37
       --             6.68        (33.20)         2,714            1.29               2.05             (.45)           169.36
------------------------------------------------------------------------------------------------------------------------------------

       --             5.35        (20.27)        18,150             .89               1.65             (.31)           212.37
       --             6.71        (32.90)        21,044             .89               1.75             (.03)           169.36
------------------------------------------------------------------------------------------------------------------------------------

       --             5.34        (20.42)        24,389             .97               1.68             (.39)           212.37
       --             6.71        (32.90)        24,072             .94               1.74             (.09)           169.36
------------------------------------------------------------------------------------------------------------------------------------

     (.01)            7.41        (12.82)         2,061            2.00               2.40             (.27)            92.95
     (.01)            8.51        (14.76)         1,844            2.00               2.64               --             71.75
------------------------------------------------------------------------------------------------------------------------------------

     (.06)            7.46        (11.86)         3,314            1.04               1.43              .70             92.95
     (.04)            8.53        (14.33)         3,155            1.25               1.85              .76             71.75
------------------------------------------------------------------------------------------------------------------------------------

     (.09)            7.46        (11.72)        35,169             .79               1.22              .95             92.95
     (.07)            8.54        (13.92)        28,983             .79               1.48             1.25             71.75
------------------------------------------------------------------------------------------------------------------------------------

     (.08)            7.45        (11.78)        31,806             .87               1.27              .86             92.95
     (.07)            8.53        (14.04)        31,288             .86               1.50             1.18             71.75
------------------------------------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                              Frank Russell Investment Company Russell Funds 181

Footnotes to Financial Highlights--October 31, 2002

(1)  For the ten months ended October 31, 2000.
(2)  For the period May 27, 1997 (commencement of sale) to December 31, 1997.
(3)  For the period September 11, 1998 (commencement of sale) to December 31,
     1998.
(4)  For the period September 22, 1998 (commencement of sale) to December 31,
     1998.
(5)  For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
(6)  For the period February 18, 1999 (commencement of sale) to December 31,
     1999.
(7)  For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(8)  For the period March 29, 1999 (commencement of sale) to December 31, 1999.
(9)  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(10) For the period December 1, 1999 (commencement of operations) to December 31, 1999.
(11) For the period December 2, 1999 (commencement of operations) to December 31, 1999.
(12) For the period December 6, 2000 (commencement of sale) to October 31, 2001.
(13) For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d) The ratio for the period ended December 31, 1998 is not meaningful due to the Class's short period of operation.
(e)  Less than $.01 per share.
(f) As discussed in Note 2 "Revised AICPA Audit and Accounting Guide," the Funds adopted certain accounting principles that created a reclass between net investment income and net realized and unrealized gain (loss). As a result, the amounts reflected in the Financial Highlights table have been increased (decreased) as follows:

                                                      $                          %
                                    $             Net Realized                Ratio of
                             Net Investment          and               Net Investment Income
                              Income (Loss)  Unrealized Gain (Loss)    to Average Net Assets
---------------------------------------------------------------------------------------------
Multistrategy Bond Fund          (.02)               .02                      (0.23)

See accompanying notes which are an integral part of the financial statements.

182 Frank Russell Investment Company Russell Funds

Frank Russell Investment Company
Russell Funds

Notes to Statement of Net Assets--October 31, 2002

Footnotes:

(AE) Nonincome-producing security.
(o)  Real Estate Investment Trust (REIT).
(s) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(y)  Rate noted is yield-to-maturity from date of acquisition.
(c)  At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(d)  Forward commitment.
(p)  Perpetual floating rate security.
(u)  Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(O)  In default.
(a) Currency totaling $300,000 were held as collateral in connection with futures contracts purchased (sold).
(*) All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.
(C)  At net asset value.

Abbreviations:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

Foreign Currency Abbreviations:
ARS - Argentine peso               GBP - British pound sterling      PHP - Philippine peso
AUD - Australian dollar            HKD - Hong Kong dollar            PLN - Polish zloty
BRL - Brazilian real               HUF - Hungarian forint            RUB - Russian ruble
CAD - Canadian dollar              IDR - Indonesian rupiah           SEK - Swedish krona
CHF - Swiss franc                  ILS - Israeli shekel              SGD - Singapore dollar
CLP - Chilean peso                 INR - Indian rupee                SKK - Slovakian koruna
CNY - Chinese renminbi yuan        ITL - Italian lira                THB - Thai baht
COP - Columbian peso               JPY - Japanese yen                TRL - Turkish lira
CRC - Costa Rica colon             KES - Kenyan schilling            USD - United States dollar
CZK - Czech koruna                 KRW - South Korean won            VEB - Venezuelan bolivar
DKK - Danish krone                 MXN - Mexican peso                VND - Vietnam dong
EGP - Egyptian pound               MYR - Malaysian kinggit           ZAR - South African rand
EUR - Euro                         PEN - Peruvian nouveau sol

                                            Notes to Statement of Net Assets 183

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements--October 31, 2002

--------------------------------------------------------------------------------
1. Organization

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 31 different investment portfolios, referred to as "Funds." These financial statements report on fifteen Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. Significant Accounting Policies

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   Security valuation

   United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

   Short-term investments purchased by the Funds and maturing within 60 days are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted for using the interest method.

   Revised AICPA Audit and Accounting Guide

   In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Funds to record all paydown gains and losses as part of investment income and amortize premium and discount on all fixed-income securities. Such amortization is included in net investment income. Prior to November 1, 2001, paydown gains and losses and premiums and discounts of certain fixed-income securities were included in realized gains and losses. Adopting these principles did not impact the net assets or the distributions of the Funds. The cumulative effect of this accounting change resulted in an increase (decrease) in the recorded cost of investments and a corresponding increase (decrease) in net unrealized appreciation for the following Funds:

                                      Cost of Investments
                                      Increase/(Decrease)
   ------------------------------------------------------
   Short Term Bond Fund                     $ (242,852)
   Diversified Bond Fund                      (379,482)
   Multistrategy Bond Fund                     146,763
   Tax Exempt Bond Fund                            (46)

184 Notes to Financial Statements

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued--October 31, 2002

--------------------------------------------------------------------------------

The effect of the changes described above for the fiscal year ended October 31, 2002 was to increase (decrease) net investment income, increase (decrease) net unrealized gains/losses and increase (decrease) net realized gains/losses as follows:

                                                   Increase (Decrease)  Increase (Decrease)
                              Increase (Decrease)    Net Unrealized        Net Realized
                            Net Investment Income     Gains/Losses         Gains/Losses
--------------------------------------------------------------------------------------------
Short Term Bond Fund            $     (95,108)      $    (238,282)       $     333,390
Diversified Bond Fund                  46,927            (301,364)             254,437
Multistrategy Bond Fund            (1,497,009)            133,902            1,363,107

The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in accounting policy.

Federal income taxes

As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

Dividends and distributions to shareholders

For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds, annually for the International Securities Fund and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

Expenses

The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund or Class are allocated among all Funds and/or Classes principally based on their relative net assets.

Foreign currency translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

                                               Notes to Financial Statements 185

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued--October 31, 2002

--------------------------------------------------------------------------------

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Emerging Markets, Short Term Bond, Diversified Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at October 31, 2002 are presented on the Statement of Net Assets for the applicable Funds.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment", "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

186 Notes to Financial Statements

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued--October 31, 2002

   If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Multistrategy Bond Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Emerging Markets, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, Select Growth, Select Value, International Securities, Diversified Bond, Multistrategy Bond and Short Term Bond Funds may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

   Investments in emerging markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

3. Investment Transactions

   Securities

   During the fiscal year ended October 31, 2002, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                     Purchases          Sales
-------------------------------------------------------------------
Diversified Equity             $   1,428,897,419  $  1,376,225,793
Special Growth                       765,517,611       798,000,711
Equity Income                        108,408,133       116,348,316
Quantitative Equity                  963,051,994       855,689,711
International Securities             687,340,035       625,858,927
Emerging Markets                     267,877,922       289,621,371
Real Estate Securities               458,207,725       431,837,119
Short Term Bond                      276,766,027       211,540,429
Diversified Bond                     357,125,400       350,370,237
Multistrategy Bond                   665,888,578       704,241,690
Tax Exempt Bond                       72,162,224        61,183,003
Tax-Managed Large Cap                280,803,486       299,272,365
Tax-Managed Mid & Small Cap           82,140,078        84,594,274
Select Growth                        109,967,128       101,784,508
Select Value                          87,461,419        67,561,772

                                               Notes to Financial Statements 187

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued--October 31, 2002
--------------------------------------------------------------------------------
   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                                   Purchases        Sales
   ---------------------------------------------------------
   Short Term Bond              $ 687,356,015  $ 564,422,626
   Diversified Bond               996,641,494    973,849,449
   Multistrategy Bond             992,346,786    915,243,089

   Written Options Contracts

   Fund transactions in written options contracts for the fiscal year ended October 31, 2002 were as follows:

                                          Diversified Bond               Multistrategy Bond
                                      Number of        Premiums     Number of          Premiums
                                      Contracts        Received     Contracts          Received
   ----------------------------------------------------------------------------------------------
   Outstanding October 31, 2001        4,437,044    $    59,601      15,101,495     $   2,428,941
   Opened                              1,085,000         32,889       1,826,125         1,065,701
   Closed                             (5,522,044)       (92,490)    (16,924,360)       (1,084,722)
   Expired                                    --             --          (2,862)       (1,805,326)
                                      ----------    -----------     -----------     -------------
   Outstanding October 31, 2002               --    $        --             398     $     604,594
                                      ==========    ===========     ===========     =============

                                           Emerging Markets              International Securities
                                      Number of          Premiums     Number of           Premiums
                                      Contracts          Received     Contracts           Received
   -------------------------------------------------------------------------------------------------
   Outstanding October 31, 2001              479      $   551,624              --      $          --
   Opened                                  1,685        2,392,600             279          6,899,015
   Closed                                 (1,749)      (2,409,707)           (122)        (3,912,119)
   Expired                                    --               --              --                 --
                                      ----------      -----------     -----------      -------------
   Outstanding October 31, 2002              415      $   534,517             157      $   2,986,896
                                      ==========      ===========     ===========      =============

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the securities lending agent and is recorded as income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of October 31, 2002, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                                         Value of              Value of
                                   Securities on Loan        Collateral
   -----------------------------------------------------------------------
   Diversified Equity                $   30,633,004       $   31,518,805
   Special Growth                        94,119,138           97,279,957
   Equity Income                              8,455                8,658
   Quantitative Equity                   31,705,907           32,767,782
   Real Estate Securities                21,852,707           22,654,790
   Diversified Bond                     149,656,045          152,371,610
   Multistrategy Bond                    61,394,726           62,757,798
   Tax-Managed Large Cap                  6,358,026            6,595,834
   Tax-Managed Mid &
     Small Cap                              755,976              775,699
   Select Growth                            913,791              970,993
   Select Value                             280,385              285,638

188 Notes to Financial Statements

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued--October 31, 2002

As of October 31, 2002, the cash collateral received for the securities on loan are invested as follows:

                                                       Deutsche Bank
                               FRIC Money Market        IDA Fund (1)
                               --------------------------------------
   Diversified Equity             $   23,649,287       $   7,861,331
   Special Growth                     72,991,399          24,263,291
   Equity Income                           6,497               2,160
   Quantitative Equity                24,586,423           8,172,847
   Real Estate Securities             16,998,412           5,650,493
   Diversified Bond                  114,327,941          38,004,096
   Multistrategy Bond                 47,088,627          15,652,871
   Tax-Managed Large Cap               4,949,008           1,645,114
   Tax-Managed Mid &
      Small Cap                          582,023             193,472
   Select Growth                         728,560             242,183
   Select Value                          214,319              71,242

   (1) The Deutsche Bank IDA Fund investment balance includes pending items that account for the difference between the total amount invested and the total cash collateral amount.

4. Related Parties

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of the Investment Company not presented herein). As of October 31, 2002, $495,994,600 of the Money Market Fund's net assets represents investments by these Funds and $313,271,369 represents the investments of other affiliated Funds not presented herein. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $595,000,000 is invested in the Money Market Fund.

   The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and total $55,891,856 and $4,716,619, respectively, for the fiscal year ended October 31, 2002. Prior to April 8, 2002, FRIMCo reduced its advisory fees for each Fund by advisory fees incurred on assets invested in the Money Market Fund.

                                       Annual Rate
                                   Advisor    Administrator
   -----------------------------------------------------------
   Diversified Equity               0.73%          0.05%
   Special Growth                   0.90           0.05
   Equity Income                    0.75           0.05
   Quantitative Equity              0.73           0.05
   International Securities         0.90           0.05
   Emerging Markets                 1.15           0.05
   Real Estate Securities           0.80           0.05
   Short Term Bond                  0.45%          0.05%
   Diversified Bond                 0.40           0.05
   Multistrategy Bond               0.60           0.05
   Tax Exempt Bond                  0.30           0.05
   Tax-Managed Large Cap            0.70           0.05
   Tax-Managed Mid & Small Cap      0.98           0.05
   Select Growth                    0.80           0.05
   Select Value                     0.70           0.05

   The Advisor has contractually agreed to waive up to the full amount of its 1.03% combined advisory and administrative fees for the Tax-Managed Mid & Small Cap Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 1.25% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the fiscal year ended October 31, 2002 was $283,457.

   The Advisor has contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees for the Short Term Bond Fund, and to reimburse the Fund to the extent that fund level expenses exceed 0.47% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the fiscal year ended October 31, 2002 was $965,164. There were no reimbursements for the fiscal year ended October 31, 2002.

   The Advisor has contractually agreed to waive up to the full amount of its 0.85% combined advisory and administrative fees for the Select Growth Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.83% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the fiscal year ended October 31, 2002 was $372,278. There were no reimbursements for the fiscal year ended October 31, 2002.

                                               Notes to Financial Statements 189

Frank Russell Investment Company Russell Funds

Notes to Financial Statements, continued--October 31, 2002

   The Advisor has contractually agreed to waive up to the full amount of its 0.75% combined advisory and administrative fees for the Select Value Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.73% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the fiscal year ended October 31, 2002 was $316,894. There were no reimbursements for the fiscal year ended October 31, 2002.

   In accordance with the special servicing agreement entered into in February 1999 by the Advisor, the Fund of Funds (a group of five LifePoints Funds and the Tax-Managed Global Equity Fund which invest in a combination of Class S shares of the Investment Company's portfolios) and the Funds listed below, the "Underlying Funds" in which the Fund of Funds invest, expenses from the operation of the Fund of Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any Fund of Fund, the Advisor will reimburse the respective Underlying Funds.

   For the fiscal year ended October 31, 2002, the special servicing expense charged to the Underlying Funds amounted to:

                                    Amount
      Underlying Funds               Paid
   -----------------------------------------
   Diversified Equity            $ 545,753
   Special Growth                  199,709
   Quantitative Equity             569,681
   International Securities        487,326
   Emerging Markets                117,549
   Real Estate Securities          147,539
   Short Term Bond                 285,592
   Diversified Bond                380,716
   Multistrategy Bond              291,021
   Tax-Managed Large Cap           105,846
   Tax-Managed Mid & Small Cap      31,754

   Custodian
   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the fiscal year ended October 31, 2002 the Fund's custodian fees were reduced by the following amounts under these arrangements:

                                   Amount
     Underlying Funds               Paid
   ----------------------------------------
   Diversified Equity             $  2,038
   Special Growth                    2,215
   Equity Income                        95
   Quantitative Equity               1,697
   International Securities          1,320
   Emerging Markets                  1,998
   Real Estate Securities            1,328
   Short Term Bond                   8,318
   Diversified Bond                 17,758
   Multistrategy Bond               10,202
   Tax Exempt Bond                     704
   Tax-Managed Large Cap               209
   Tax-Managed Mid & Small Cap       1,175
   Select Growth                       401
   Select Value                        134

   Analytic services

   Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department. Total fees for the Funds reported herein for the fiscal year ended October 31, 2002 were $187,688.

190 Notes to Financial Statements

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued--October 31, 2002

   Transfer agent

   The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the Funds reported herein for the fiscal year ended October 31, 2002 were $13,208,915.

   In addition, FRIMCo has contractually agreed to waive a portion of its transfer agency fees to the extent that those fees would affect "Other Expenses" of certain Funds by one basis point or more. The total transfer agent fee waiver for the fiscal year ended October 31, 2002 were as follows:

                                  TA Fee
         Fund                  Waiver Amount
   -----------------------------------------
   Real Estate Securities        $83,347
   Select Growth                  10,856
   Select Value                   11,443

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, an amount for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E and Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E and Class C shares on an annual basis.

   Brokerage commissions

   The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Amounts retained by Frank Russell Securities, Inc. for the fiscal year ended October 31, 2002 were as follows:

   Underlying Funds                      Amount
   --------------------------------------------
   Diversified Equity                  $ 54,034
   Special Growth                        54,434
   Equity Income                          4,916
   Quantitative Equity                   23,912
   International Securities             105,763
   Emerging Markets                      59,934
   Real Estate Securities                37,630
   Tax-Managed Large Cap                 12,974
   Tax-Managed Mid & Small Cap           26,241
   Select Growth                          7,687
   Select Value                          11,851

   Additionally, the Funds-paid-brokerage commissions-to non-affiliated brokers who provided-brokerage and research services to the Advisor.

   Board of Trustees

   The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Investment Company. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

                                               Notes to Financial Statements 191

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued--October 31, 2002

5. Federal Income Taxes

   At October 31, 2002, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                   10/31/03   10/31/04    10/31/05    10/31/06
   -----------------------------------------------------------------------------
   Diversified Equity            $       -- $       --   $      --  $        --
   Special Growth                        --         --          --           --
   Equity Income                         --         --          --           --
   Quantitative Equity                   --         --          --           --
   International Securities              --         --          --           --
   Emerging Markets               2,887,175    348,806          --   56,335,865
   Real Estate Securities                --         --          --           --
   Short Term Bond                2,834,049  1,947,924     574,853       51,911
   Diversified Bond                      --         --          --           --
   Multistrategy Bond                    --         --          --           --
   Tax Exempt Bond                       --         --          --           --
   Tax-Managed Large Cap                 --         --          --      655,350
   Tax-Managed Mid & Small Cap           --         --          --           --
   Select Growth                         --         --          --           --
   Select Value                          --         --          --           --

                                     10/31/07       10/31/08       10/31/09        10/31/10        Totals
   -------------------------------------------------------------------------------------------------------
   Diversified Equity            $        --    $        --   $ 172,665,373   $ 144,000,795   $316,666,168
   Special Growth                         --             --      13,896,410      18,929,218     32,825,628
   Equity Income                          --     11,599,781         451,724       2,518,343     14,569,848
   Quantitative Equity                    --             --     111,873,333     121,223,058    233,096,391
   International Securities               --             --     130,311,494     113,712,063    244,023,557
   Emerging Markets               30,325,300      6,163,374      62,678,057      23,661,306    182,399,883
   Real Estate Securities                 --             --              --              --             --
   Short Term Bond                 3,481,990      2,691,693              --              --     11,582,420
   Diversified Bond                       --             --              --              --             --
   Multistrategy Bond                     --      2,274,068              --              --      2,274,068
   Tax Exempt Bond                   235,788      1,845,627              --              --      2,081,415
   Tax-Managed Large Cap             716,803     15,494,001      40,037,533      59,069,223    115,972,910
   Tax-Managed Mid & Small Cap            --      6,468,428      17,757,128      14,180,832     38,406,388
   Select Growth                          --             --      15,155,988      15,387,117     30,543,105
   Select Value                           --             --       4,530,474      10,676,285     15,206,759

192 Notes to Financial Statements

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued--October 31, 2002

  At October 31, 2002, the cost of investments, net unrealized appreciation, undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

                                             Diversified           Special          Equity         Quantitative      International
                                                Equity             Growth           Income            Equity           Securities
-----------------------------------------------------------------------------------------------------------------------------------
Cost of Investments                        $   979,787,361    $   560,551,287   $   88,000,218   $  1,090,601,635   $   852,127,872
                                           ===============    ===============   ==============   ================   ===============
Unrealized Appreciation                    $    81,648,635    $    71,897,376   $    8,829,658   $    102,978,181   $    90,333,242
Unrealized Depreciation                        (37,294,000)       (80,534,337)     (15,564,080)       (65,822,349)     (135,754,889)
                                           ---------------    ---------------   --------------   ----------------   ---------------
Net Unrealized Appreciation (Depreciation) $    44,354,635    $    (8,636,961)  $   (6,734,422)  $     37,155,832   $   (45,421,647)
                                           ===============    ===============   ==============   ================   ===============
Undistributed Ordinary Income              $            --    $            --   $           --   $             --   $     9,539,510
Undistributed Long-Term Capital Gains
  (Capital Loss Carryforward)              $  (316,666,168)   $   (32,825,628)  $  (14,569,848)  $   (233,096,391)  $  (244,023,557)

Tax Composition of Distributions:

Ordinary Income                            $     5,100,329    $        35,112   $      522,165   $      7,792,910   $            --
Long-Term Capital Gains                    $            --    $            --   $           --   $             --   $            --
Tax Return of Capital                      $       840,908    $            --   $      273,478   $        601,246   $            --

                                                Emerging         Real Estate       Short Term       Diversified       Multistrategy
                                                Markets          Securities           Bond             Bond               Bond
-----------------------------------------------------------------------------------------------------------------------------------
Cost of Investments                        $   268,413,407    $   564,451,597   $  646,963,737   $  1,039,918,738   $   816,216,734
                                           ===============    ===============   ==============   ================   ===============
Unrealized Appreciation                    $    48,502,047    $    79,971,605   $   13,947,523   $     31,340,793   $    18,882,290
Unrealized Depreciation                        (42,587,967)       (20,225,108)      (1,239,599)       (22,739,910)      (18,246,848)
                                           ---------------    ---------------   --------------   ----------------   ---------------
Net Unrealized Appreciation (Depreciation) $     5,914,080    $    59,746,497   $   12,707,924   $      8,600,883   $       635,442
                                           ===============    ===============   ==============   ================   ===============
Undistributed Ordinary Income              $     1,311,668    $            --   $           --   $     17,416,717   $       789,683
Undistributed Long-Term Capital Gains
  (Capital Loss Carryforward)              $  (182,399,883)   $            --   $  (11,582,420)  $      4,146,135   $    (2,274,068)

Tax Composition of Distributions:

Ordinary Income                            $       663,183    $    33,398,800   $   23,487,611   $     33,070,679   $    33,946,828
Long-Term Capital Gains                    $            --    $     6,441,412   $           --   $             --   $            --
Tax Return of Capital                      $            --    $            --   $           --   $             --   $            --

                                                                 Tax-Managed   Tax-Managed Mid &
                                           Tax Exempt Bond        Large Cap     Small Cap Bond    Select Growth       Select Value
-----------------------------------------------------------------------------------------------------------------------------------
Cost of Investments                        $   152,795,802    $   361,573,001   $   91,422,153   $     49,366,873   $    78,743,144
                                           ===============    ===============   ==============   ================   ===============
Unrealized Appreciation                    $     7,686,957    $    36,898,477   $    9,642,172   $      3,150,052   $     3,150,443
Unrealized Depreciation                           (201,664)       (45,000,625)     (13,910,969)        (5,605,043)       (9,411,800)
                                           ---------------    ---------------   --------------   ----------------   ---------------
Net Unrealized Appreciation (Depreciation) $     7,485,293         (8,102,148)      (4,268,797)        (2,454,991)       (6,261,357)
                                           ===============    ===============   ==============   ================   ===============
Undistributed Ordinary Income              $       303,623    $     1,951,414   $           --   $             --   $         6,746
Undistributed Long-Term Capital Gains
  (Capital Loss Carryforward)              $    (2,081,415)   $  (115,972,910)  $  (38,406,388)  $    (30,543,105)  $   (15,206,759)

Tax Composition of Distributions:

Ordinary Income                            $     6,061,609    $     2,335,374   $      100,035   $             --   $       767,479
Long-Term Capital Gains                    $            --    $            --   $           --   $             --   $            --
Tax Return of Capital                      $            --    $            --   $           --   $             --   $            --

                                               Notes to Financial Statements 193

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued--October 31, 2002

6. Fund Share Transactions
   Share transactions for the fiscal years ended October 31, 2002 and October 31, 2001 were as follows:

                                                                 Shares                          Dollars(000)

Diversified Equity                                        2002             2001             2002             2001
   Class C
  Proceeds from shares sold                                 733,487          230,458   $       25,048   $        9,785
  Proceeds from reinvestment of distributions                    --            2,897               --              127
  Payments for shares redeemed                             (188,379)         (98,508)          (6,322)          (4,199)
                                                     --------------   --------------   --------------   --------------
  Net increase (decrease)                                   545,108          134,847           18,726            5,713
                                                     --------------   --------------   --------------   --------------

   Class E
  Proceeds from shares sold                                 365,793          464,640           12,768           19,882
  Proceeds from reinvestment of distributions                 1,987            3,339               65              144
  Payments for shares redeemed                             (255,938)        (208,224)          (9,365)          (9,025)
                                                     --------------   --------------   --------------   --------------
  Net increase (decrease)                                   111,842          259,755            3,468           11,001
                                                     --------------   --------------   --------------   --------------

   Class S
  Proceeds from shares sold                              10,044,480        8,758,504          359,678          372,636
  Proceeds from reinvestment of distributions               111,441          211,490            3,802            9,069
  Payments for shares redeemed                           (9,675,749)      (8,178,277)        (342,664)        (347,412)
                                                     --------------   --------------   --------------   --------------
  Net increase (decrease)                                   480,172          791,717           20,816           34,293
                                                     --------------   --------------   --------------   --------------
  Total increase (decrease)                               1,137,122        1,186,319   $       43,010   $       51,007
                                                     ==============   ==============   ==============   ==============


  Special Growth
   Class C
  Proceeds from shares sold                                 327,471          107,466   $       12,614   $        4,466
  Proceeds from reinvestment of distributions                    --           31,189               --            1,301
  Payments for shares redeemed                              (84,651)         (37,830)          (3,275)          (1,596)
                                                     --------------   --------------   --------------   --------------
  Net increase (decrease)                                   242,820          100,825            9,339            4,171
                                                     --------------   --------------   --------------   --------------

   Class E
  Proceeds from shares sold                                 173,598          223,652            6,838            9,707
  Proceeds from reinvestment of distributions                    --           27,857               --            1,181
  Payments for shares redeemed                             (122,593)        (149,838)          (5,032)          (6,548)
                                                     --------------   --------------   --------------   --------------
  Net increase (decrease)                                    51,005          101,671            1,806            4,340
                                                     --------------   --------------   --------------   --------------

   Class S
  Proceeds from shares sold                               4,650,655        4,289,104          190,277          185,419
  Proceeds from reinvestment of distributions                   638        1,640,577               28           70,693
  Payments for shares redeemed                           (5,502,795)      (4,780,046)        (227,815)        (208,642)
                                                     --------------   --------------   --------------   --------------
  Net increase (decrease)                                  (851,502)       1,149,635          (37,510)          47,470
                                                     --------------   --------------   --------------   --------------
  Total increase (decrease)                                (557,677)       1,352,131   $      (26,365)  $       55,981
                                                     ==============   ==============   ==============   ==============

194 Notes to Financial Statements

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued--October 31, 2002

                                                                 Shares                          Dollars(000)

Equity Income                                             2002             2001             2002             2001
   Class C
  Proceeds from shares sold                                  86,583            9,306   $        2,655   $          319
  Proceeds from reinvestment of distributions                   100               --                2               --
  Payments for shares redeemed                              (16,367)          (3,269)            (494)            (113)
                                                     --------------   --------------   --------------   --------------
  Net increase (decrease)                                    70,316            6,037            2,163              206
                                                     --------------   --------------   --------------   --------------

   Class E
  Proceeds from shares sold                                  22,994           34,360              710            1,224
  Proceeds from reinvestment of distributions                   234               88                7                3
  Payments for shares redeemed                              (10,327)         (34,247)            (283)          (1,216)
                                                     --------------   --------------   --------------   --------------
  Net increase (decrease)                                    12,901              201              434               11
                                                     --------------   --------------   --------------   --------------

   Class S
  Proceeds from shares sold                                 739,870        1,194,923           23,100           41,620
  Proceeds from reinvestment of distributions                23,614           18,288              687              623
  Payments for shares redeemed                           (1,204,745)      (1,881,238)         (37,165)         (64,995)
                                                     --------------   --------------   --------------   --------------
  Net increase (decrease)                                  (441,261)        (668,027)         (13,378)         (22,752)
                                                     --------------   --------------   --------------   --------------
  Total increase (decrease)                                (358,044)        (661,789)  $      (10,781)  $      (22,535)
                                                     ==============   ==============   ==============   ==============



Quantitative Equity
   Class C
  Proceeds from shares sold                                 857,556          239,209   $       25,737   $        8,681
  Proceeds from reinvestment of distributions                    --           16,688               --              646
  Payments for shares redeemed                             (215,573)         (89,051)          (6,311)          (3,312)
                                                     --------------   --------------   --------------   --------------
  Net increase (decrease)                                   641,983          166,846           19,426            6,015
                                                     --------------   --------------   --------------   --------------

   Class E
  Proceeds from shares sold                                 464,652          598,117           14,135           22,163
  Proceeds from reinvestment of distributions                 3,502           13,239              106              513
  Payments for shares redeemed                             (249,598)        (223,924)          (7,871)          (8,417)
                                                     --------------   --------------   --------------   --------------
  Net increase (decrease)                                   218,556          387,432            6,370           14,259
                                                     --------------   --------------   --------------   --------------

   Class S
  Proceeds from shares sold                              14,318,143       10,479,081          446,066          388,643
  Proceeds from reinvestment of distributions               178,061        1,027,396            5,494           39,774
  Payments for shares redeemed                          (11,937,553)      (9,574,644)        (371,353)        (356,590)
                                                     --------------   --------------   --------------   --------------
  Net increase (decrease)                                 2,558,651        1,931,833           80,207           71,827
                                                     --------------   --------------   --------------   --------------
  Total increase (decrease)                               3,419,190        2,486,111   $      106,003   $       92,101
                                                     ==============   ==============   ==============   ==============

                                               Notes to Financial Statements 195

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued--October 31, 2002

--------------------------------------------------------------------------------------------------------
                                                           Shares                  Dollars (000)
International Securities                             2002          2001          2002         2001
   Class C
   Proceeds from shares sold-                          395,737       112,217    $   17,216    $    5,942
   Proceeds from reinvestment of distributions              --         9,299            --           542
   Payments for shares redeemed                       (108,115)      (31,169)       (4,633)       (1,676)
                                                   -----------  ------------    ----------    ----------
   Net increase (decrease)                             287,622        90,347        12,583         4,808
                                                   -----------  ------------    ----------    ----------
   Class E
   Proceeds from shares sold                           203,293       261,994         9,160        14,035
   Proceeds from reinvestment of distributions              --         8,075            --           478
   Payments for shares redeemed                       (128,838)      (78,019)       (5,907)       (4,300)
                                                   -----------  ------------    ----------    ----------
   Net increase (decrease)                              74,455       192,050         3,253        10,213
                                                   -----------  ------------    ----------    ----------
   Class S
   Proceeds from shares sold                         7,776,329     7,090,493       350,497       390,986
   Proceeds from reinvestment of distributions              --       582,973            --        34,657
   Payments for shares redeemed                     (6,169,432)   (6,627,569)     (280,875)     (364,926)
                                                   -----------  ------------    ----------    ----------
   Net increase (decrease)                           1,606,897     1,045,897        69,622        60,717
                                                   -----------  ------------    ----------    ----------
   Total increase (decrease)                         1,968,974     1,328,294    $   85,458    $   75,738
                                                   ===========  ============    ==========    ==========


Emerging Markets
   Class C
   Proceeds from shares sold                           518,161       137,117    $    4,232    $    1,123
   Proceeds from reinvestment of distributions              --            --            --            --
   Payments for shares redeemed                       (143,749)      (35,899)       (1,106)         (284)
                                                   -----------  ------------    ----------    ----------
   Net increase (decrease)                             374,412       101,218         3,126           839
                                                   -----------  ------------    ----------    ----------
   Class E
   Proceeds from shares sold                           518,418       567,859         4,516         4,705
   Proceeds from reinvestment of distributions              --            --            --            --
   Payments for shares redeemed                       (678,775)     (266,754)       (5,731)       (2,184)
                                                   -----------  ------------    ----------    ----------
   Net increase (decrease)                            (117,357)      301,105        (1,215)        2,521
                                                   -----------  ------------    ----------    ----------
   Class S
   Proceeds from shares sold                        12,590,340    16,388,682       105,456       135,632
   Proceeds from reinvestment of distributions          61,763           424           495             3
   Payments for shares redeemed                    (16,003,464)  (16,408,954)     (133,839)     (136,160)
                                                   -----------  ------------    ----------    ----------
   Net increase (decrease)                          (3,351,361)      (19,848)      (27,888)         (525)
                                                   -----------  ------------    ----------    ----------
   Total increase (decrease)                        (3,094,306)      382,475    $  (25,977)   $    2,835
                                                   ===========  ============    ==========    ==========

196 Notes to Financial Statements

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued--October 31, 2002

-------------------------------------------------------------------------------------------------------
                                                         Shares                   Dollars (000)
Real Estate Securities                              2002          2001          2002        2001
  Class C
  Proceeds from shares sold                           448,509       103,276     $  12,958   $     2,875
  Proceeds from reinvestment of distributions          18,264         6,912           526           192
  Payments for shares redeemed                        (86,309)      (29,021)       (2,477)         (804)
                                                  -----------  ------------     ---------   -----------
  Net increase (decrease)                             380,464        81,167        11,007         2,263
                                                  -----------  ------------     ---------   -----------
  Class E
  Proceeds from shares sold                           166,463       212,123         4,841         5,932
  Proceeds from reinvestment of distributions          21,987        16,648           639           465
  Payments for shares redeemed                       (210,089)     (156,979)       (6,140)       (4,398)
                                                  -----------  ------------     ---------   -----------
  Net increase (decrease)                             (21,639)       71,792          (660)        1,999
                                                  -----------  ------------     ---------   -----------
  Class S
  Proceeds from shares sold                         7,571,337     5,249,657       222,014       147,150
  Proceeds from reinvestment of distributions       1,017,408       928,495        29,793        26,005
  Payments for shares redeemed                     (8,581,654)   (9,472,152)     (252,176)     (265,634)
                                                  -----------  ------------     ---------   -----------
  Net increase (decrease)                               7,091    (3,294,000)         (369)      (92,479)
                                                  -----------  ------------     ---------   -----------
  Total increase (decrease)                           365,916    (3,141,041)    $   9,978   $   (88,217)
                                                  ===========  ============     =========   ===========
Short Term Bond
  Class C
  Proceeds from shares sold                           891,450        78,584     $  16,803   $     1,467
  Proceeds from reinvestment of distributions          13,764         2,381           259            44
  Payments for shares redeemed                       (136,826)      (27,890)       (2,578)         (514)
                                                  -----------  ------------     ---------   -----------
  Net increase (decrease)                             768,388        53,075        14,484           997
                                                  -----------  ------------     ---------   -----------
  Class E
  Proceeds from shares sold                           615,275       564,628        11,601        10,581
  Proceeds from reinvestment of distributions          34,940        36,645           655           680
  Payments for shares redeemed                       (659,961)     (214,143)      (12,475)       (4,004)
                                                  -----------  ------------     ---------   -----------
  Net increase (decrease)                              (9,746)      387,130          (219)        7,257
                                                  -----------  ------------     ---------   -----------
  Class S
  Proceeds from shares sold                        21,888,883     8,965,303       412,350       167,732
  Proceeds from reinvestment of distributions         853,287       970,821        15,967        17,951
  Payments for shares redeemed                    (12,307,894)  (12,032,878)     (231,654)     (224,412)
                                                  -----------  ------------     ---------   -----------
  Net increase (decrease)                          10,434,276    (2,096,754)      196,663       (38,729)
                                                  -----------  ------------     ---------   -----------
  Total increase (decrease)                        11,192,918    (1,656,549)    $ 210,928   $   (30,475)
                                                  ===========  ============     =========   ===========

                                               Notes to Financial Statements 197

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued--October 31, 2002

-------------------------------------------------------------------------------------------------------
                                                        Shares                  Dollars (000)
Diversified Bond                                   2002          2001          2002        2001
  Class C
  Proceeds from shares sold                           669,139       339,608    $   16,148    $    7,991
  Proceeds from reinvestment of distributions          21,981        18,406           529           430
  Payments for shares redeemed                       (214,340)      (66,549)       (5,163)       (1,564)
                                                 ------------  ------------    ----------    ----------
  Net increase (decrease)                             476,780       291,465        11,514         6,857
                                                 ------------  ------------    ----------    ----------
  Class E
  Proceeds from shares sold                           679,409       653,827        16,450        15,438
  Proceeds from reinvestment of distributions          33,190        21,055           800           494
  Payments for shares redeemed                       (345,836)     (192,408)       (8,363)       (4,538)
                                                 ------------  ------------    ----------    ----------
  Net increase (decrease)                             366,763       482,474         8,887        11,394
                                                 ------------  ------------    ----------    ----------
  Class S
  Proceeds from shares sold                        11,082,865     8,694,081       261,165       200,045
  Proceeds from reinvestment of distributions         717,581     1,002,327        16,908        22,906
  Payments for shares redeemed                    (10,444,798)  (10,710,798)     (246,385)     (246,481)
                                                 ------------  ------------    ----------    ----------
  Net increase (decrease)                           1,355,648    (1,014,390)       31,688       (23,530)
                                                 ------------  ------------    ----------    ----------
  Total increase (decrease)                         2,199,191      (240,451)   $   52,089    $   (5,279)
                                                 ============  ============    ==========    ==========
Multistrategy Bond
  Class C
  Proceeds from shares sold                         1,252,849       620,916    $   12,415    $    6,129
  Proceeds from reinvestment of distributions          74,835        61,240           740           600
  Payments for shares redeemed                       (438,388)     (254,709)       (4,355)       (2,514)
                                                 ------------  ------------    ----------    ----------
  Net increase (decrease)                             889,296       427,447         8,800         4,215
                                                 ------------  ------------    ----------    ----------
  Class E
  Proceeds from shares sold                           610,574     1,167,068         6,043        11,535
  Proceeds from reinvestment of distributions          67,221        51,741           665           508
  Payments for shares redeemed                       (521,954)     (621,025)       (5,204)       (6,163)
                                                 ------------  ------------    ----------    ----------
  Net increase (decrease)                             155,841       597,784         1,504         5,880
                                                 ------------  ------------    ----------    ----------
  Class S
  Proceeds from shares sold                        16,473,990    14,416,410       162,935       142,069
  Proceeds from reinvestment of distributions       2,092,363     2,485,924        20,701        24,354
  Payments for shares redeemed                    (20,173,027)  (17,658,846)     (200,248)     (174,190)
                                                 ------------  ------------    ----------    ----------
  Net increase (decrease)                          (1,606,674)     (756,512)      (16,612)       (7,767)
                                                 ------------  ------------    ----------    ----------
  Total increase (decrease)                          (561,537)      268,719    $   (6,308)   $    2,328
                                                 ============  ============    ==========    ==========

198 Notes to Financial Statements

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued--October 31, 2002

                                                         Shares                    Dollars (000)
Tax Exempt Bond                                     2002          2001          2002          2001
   Class C
   Proceeds from shares sold                        252,642        74,211    $    5,499    $    1,578
   Proceeds from reinvestment of distributions        4,060         1,875            88            40
   Payments for shares redeemed                     (32,832)      (10,231)         (713)         (218)
                                                -----------  ------------   -----------   -----------
   Net increase (decrease)                          223,870        65,855         4,874         1,400
                                                -----------  ------------   -----------   -----------

   Class E
   Proceeds from shares sold                        124,894       184,936         2,699         3,956
   Proceeds from reinvestment of distributions        8,117         3,913           176            84
   Payments for shares redeemed                    (196,637)      (60,599)       (4,273)       (1,298)
                                                -----------  ------------   -----------   -----------
   Net increase (decrease)                          (63,626)      128,250        (1,398)        2,742
                                                -----------  ------------   -----------   -----------

   Class S
   Proceeds from shares sold                      3,345,044     2,643,162        73,303        56,321
   Proceeds from reinvestment of distributions      241,094       231,171         5,206         4,902
   Payments for shares redeemed                  (3,258,951)   (2,624,376)      (70,460)      (55,780)
                                                -----------  ------------   -----------   -----------
   Net increase (decrease)                          327,187       249,957         7,049         5,443
                                                -----------  ------------   -----------   -----------
   Total increase (decrease)                        487,431       444,062    $   10,525    $    9,585
                                                ===========  ============   ===========   ===========

Tax-Managed Large Cap
   Class C
   Proceeds from shares sold                        299,015       265,928    $    4,483    $    4,882
   Proceeds from reinvestment of distributions           --            --            --            --
   Payments for shares redeemed                    (173,090)      (96,916)       (2,596)       (1,729)
                                                -----------  ------------   -----------   -----------
   Net increase (decrease)                          125,925       169,012         1,887         3,153
                                                -----------  ------------   -----------   -----------

   Class E (a)
   Proceeds from shares sold                        121,476       218,119         1,796         4,016
   Proceeds from reinvestment of  distributions         500            28             9             1
   Payments for shares redeemed                    (130,823)       (5,291)       (2,131)          (91)
                                                -----------  ------------   -----------   -----------
   Net increase (decrease)                           (8,847)      212,856          (326)        3,926
                                                -----------  ------------   -----------   -----------

   Class S
   Proceeds from shares sold                     14,086,607     8,792,604       217,145       159,338
   Proceeds from reinvestment of distributions      120,308       139,710         2,057         2,668
   Payments for shares redeemed                 (15,735,314)  (12,883,890)     (235,212)     (230,716)
                                                -----------  ------------   -----------   -----------
   Net increase (decrease)                       (1,528,399)   (3,951,576)      (16,010)      (68,710)
                                                -----------  ------------   -----------   -----------
   Total increase (decrease)                     (1,411,321)   (3,569,708)   $  (14,449)   $  (61,631)
                                                ===========  ============   ===========   ===========

(a) Share transactions for Class E are for the year December 8, 2000 (commencement of sale) to October 31, 2001.

                                               Notes to Financial Statements 199

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued--October 31, 2002

                                                             Shares                    Dollars (000)
Tax-Managed Mid & Small Cap                            2002           2001          2002          2001
   Class C
   Proceeds from shares sold                            272,612       173,113     $   2,185    $    1,602
   Proceeds from reinvestment of distributions               --            --            --            --
   Payments for shares redeemed                        (129,105)      (50,117)       (1,063)         (465)
                                                    -----------  ------------   -----------   -----------
   Net increase (decrease)                              143,507       122,996         1,122         1,137
                                                    -----------  ------------   -----------   -----------
   Class E (a)
   Proceeds from shares sold                             67,013       140,876           556         1,352
   Proceeds from reinvestment of distributions               --            --            --            --
   Payments for shares redeemed                         (50,102)      (36,248)         (428)         (285)
                                                    -----------  ------------   -----------   -----------
   Net increase (decrease)                               16,911       104,628           128         1,067
                                                    -----------  ------------   -----------   -----------
   Class S
   Proceeds from shares sold                          7,483,472     8,998,145        62,130        83,585
   Proceeds from reinvestment of distributions            9,534            --            84            --
   Payments for shares redeemed                      (7,440,489)   (7,231,736)      (62,184)      (63,746)
                                                    -----------  ------------   -----------   -----------
   Net increase (decrease)                               52,517     1,766,409            30        19,839
                                                    -----------  ------------   -----------   -----------
   Total increase (decrease)                            212,935     1,994,033     $   1,280    $   22,043
                                                    ===========  ============   ===========   ===========


(a) Share transactions for Class E are for the period December 8, 2000 (commencement of sale) to October 31, 2001.

Select Growth (b)
   Class C
   Proceeds from shares sold                            145,960       166,964     $   1,008    $    1,561
   Proceeds from reinvestment of distributions               --            --            --            --
   Payments for shares redeemed                         (42,761)      (13,972)         (272)         (102)
                                                    -----------  ------------   -----------   -----------
   Net increase (decrease)                              103,199       152,992           736         1,459
                                                    -----------  ------------   -----------   -----------
   Class E
   Proceeds from shares sold                            136,844       406,916           854         3,499
   Proceeds from reinvestment of distributions               --            --            --            --
   Payments for shares redeemed                         (13,226)         (735)          (74)           (6)
                                                    -----------  ------------   -----------   -----------
   Net increase (decrease)                              123,618      (406,181)          780         3,493
                                                    -----------  ------------   -----------   -----------
   Class I
   Proceeds from shares sold                            457,782     3,258,910         2,915        31,629
   Proceeds from reinvestment of distributions               --            --            --            --
   Payments for shares redeemed                        (200,960)     (123,313)       (1,144)         (842)
                                                    -----------  ------------   -----------   -----------
   Net increase (decrease)                              256,822     3,135,597         1,771        30,787
                                                    -----------  ------------   -----------   -----------
   Class S
   Proceeds from shares sold                          1,779,237     3,737,572        12,005        35,271
   Proceeds from reinvestment of distributions               --            --            --            --
   Payments for shares redeemed                        (802,599)     (148,910)       (5,393)         (969)
                                                    -----------  ------------   -----------   -----------
   Net increase (decrease)                              976,638     3,588,662         6,612        34,302
                                                    -----------  ------------   -----------   -----------
   Total increase (decrease)                          1,460,277     7,283,432     $   9,899    $   70,041
                                                    ===========  ============   ===========   ===========

(b) Share transactions are for the period January 31, 2001 (commencement of operations) to October 31, 2001.

200 Notes to Financial Statements

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements, continued--October 31, 2002

                                                            Shares                     Dollars (000)
Select Value (a)                                      2002          2001            2002         2001
   Class C
   Proceeds from shares sold                           130,424       223,038    $    1,117   $     2,153
   Proceeds from reinvestment of distributions             239           181             3             2
   Payments for shares redeemed                        (69,251)       (6,468)         (605)          (55)
                                                   -----------  ------------    ----------   -----------
   Net increase (decrease)                              61,412       216,751           515         2,100
                                                   -----------  ------------    ----------   -----------
   Class E
   Proceeds from shares sold                           179,451       394,890         1,483         3,786
   Proceeds from reinvestment of distributions           3,425           811            28             7
   Payments for shares redeemed                       (108,225)      (25,822)         (825)         (250)
                                                   -----------  ------------    ----------   -----------
   Net increase (decrease)                              74,651       369,879           686         3,543
                                                   -----------  ------------    ----------   -----------
   Class I
   Proceeds from shares sold                         1,688,127     3,434,442        14,913        33,635
   Proceeds from reinvestment of distributions          30,461        19,957           251           180
   Payments for shares redeemed                       (398,266)      (58,864)       (3,014)         (515)
                                                   -----------  ------------    ----------   -----------
   Net increase (decrease)                           1,320,322     3,395,535        12,150        33,300
                                                   -----------  ------------    ----------   -----------
   Class S
   Proceeds from shares sold                         1,861,114     3,961,683        16,038        38,602
   Proceeds from reinvestment of distributions          43,099        24,255           356           216
   Payments for shares redeemed                     (1,303,030)     (317,533)      (10,869)       (2,826)
                                                   -----------  ------------    ----------   -----------
   Net increase (decrease)                             601,183     3,668,405         5,525        35,992
                                                   -----------  ------------    ----------   -----------
   Total increase (decrease)                         2,057,568     7,650,570    $   18,876   $    74,935
                                                   ===========  ============    ==========   ===========

   (a) Share transactions are for the period January 31, 2001 (commencement of operations) to October 31, 2001.

7. Line of Credit
   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 26, 2002. The Funds did not have any drawdowns for the period ended October 31, 2002.

8. Beneficial Interest
   As of October 31, 2002, the following table includes each shareholder with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

                                              %       %       %
   ------------------------------------------------------------
   Diversified Equity                      18.9    11.3      --
   Special Growth                          26.6      --      --
   Equity Income                           19.3      --      --
   Quantitative Equity                     20.7    10.3      --
   International Securities                20.0    12.8      --
   Emerging Markets                        28.8      --      --
   Real Estate Securities                  31.5      --      --
   Short Term Bond                         28.4    10.4      --
   Diversified Bond                        21.9    20.7      --
   Multistrategy Bond                      26.9    18.5    12.0
   Tax Exempt Bond                         53.7      --      --
   Tax-Managed Large Cap                   44.8    10.8      --
   Tax-Managed Mid & Small Cap             48.7      --      --
   Select Growth                           68.6    21.3      --
   Select Value                            52.4    20.7    16.6

                                               Notes to Financial Statements 201

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements--October 31, 2002

9. Dividends
   On November 1, 2002, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on November 6, 2002 to shareholders on record November 4, 2002.

                                   Net Investment    Short-Term       Long-Term
                                       Income      Capital Gains   Capital Gains
   -----------------------------------------------------------------------------
   Diversified Bond - Class C      $       0.0579  $          --   $          --
   Diversified Bond - Class E              0.0725             --              --
   Diversified Bond - Class S              0.0776             --              --
   Multistrategy Bond - Class C            0.0275             --              --
   Multistrategy Bond - Class E            0.0335             --              --
   Multistrategy Bond - Class S            0.0356             --              --
   Tax Exempt Bond - Class C               0.0460             --              --
   Tax Exempt Bond - Class E               0.0572             --              --
   Tax Exempt Bond - Class S               0.0619             --              --

   On December 2, 2002, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on December 5, 2002 to shareholders on record December 3, 2002.

                                   Net Investment    Short-Term      Long-Term
                                       Income      Capital Gains   Capital Gains
   -----------------------------------------------------------------------------
   Diversified Bond - Class C      $       0.0486  $          --   $          --
   Diversified Bond - Class E              0.0633             --              --
   Diversified Bond - Class S              0.0683             --              --
   Multistrategy Bond - Class C            0.0252             --              --
   Multistrategy Bond - Class E            0.0312             --              --
   Multistrategy Bond - Class S            0.0333             --              --
   Tax Exempt Bond - Class C               0.0524             --              --
   Tax Exempt Bond - Class E               0.0646             --              --
   Tax Exempt Bond - Class S               0.0690             --              --

   On December 5, 2002, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on December 10, 2002 to shareholders on record December 6, 2002.

                                   Net Investment    Short-Term      Long-Term
                                       Income      Capital Gains   Capital Gains
   -----------------------------------------------------------------------------
   Diversified Bond - Class C      $       0.0497  $      0.4464   $      0.1156
   Diversified Bond - Class E              0.0634             --              --
   Diversified Bond - Class S              0.0681             --              --
   Multistrategy Bond - Class C            0.0391             --              --
   Multistrategy Bond - Class E            0.0450             --              --
   Multistrategy Bond - Class S            0.0470             --              --
   Short Term Bond - Class C               0.1552             --              --
   Short Term Bond - Class E               0.1856             --              --
   Short Term Bond - Class S               0.1978             --              --
   Tax Exempt Bond - Class C               0.0763             --              --
   Tax Exempt Bond - Class E               0.0881             --              --
   Tax Exempt Bond - Class S               0.0924             --              --

202 Notes to Financial Statements

Frank Russell Investment Company
Russell Funds

Notes to Financial Statements--October 31, 2002

   On December 12, 2002, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on December 17, 2002 to shareholders on record December 13, 2002.

                                    Net Investment    Short-Term      Long-Term
                                        Income      Capital Gains  Capital Gains
  ------------------------------------------------------------------------------
  Diversified Equity - Class C      $       0.0011  $          --  $          --
  Diversified Equity - Class E              0.0561             --             --
  Diversified Equity - Class S              0.0750             --             --
  Equity Income - Class C                   0.0200             --             --
  Equity Income - Class E                   0.0662             --             --
  Equity Income - Class S                   0.0823             --             --
  Quantitative Equity - Class C             0.0076             --             --
  Quantitative Equity - Class E             0.0561             --             --
  Quantitative Equity - Class S             0.0725             --             --
  Real Estate Securities - Class C          0.2452             --             --
  Real Estate Securities - Class E          0.2916             --             --
  Real Estate Securities - Class S          0.2888             --             --
  Select Value - Class C                    0.0082             --             --
  Select Value - Class E                    0.0222             --             --
  Select Value - Class I                    0.0280             --             --
  Select Value - Class S                    0.0264             --             --

                                               Notes to Financial Statements 203

Report of Independent Accountants

To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each series of Frank Russell Investment Company (in this report comprised of Diversified Equity, Special Growth, Equity Income, Quantitative Equity, International Securities, Emerging Markets, Real Estate Securities, Short Term Bond, Diversified Bond, Multistrategy Bond, Tax Exempt Bond, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, Select Growth, and Select Value (the "Funds")) at October 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLC

Seattle, Washington
December 16, 2002

204 Report of Independent Accountants

Frank Russell Investment Company
Russell Funds

Tax Information--October 31, 2002 (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended October 31, 2002:

                               Total Long-Term
                                Capital Gains
                             -------------------
Real Estate Securities        $      6,441,412

Of the dividends paid by the Tax Exempt Bond Fund from the net investment income for the taxable year ended October 31, 2002, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and for purposes of the federal alternative minimum tax.

Please consult a tax advisor for any questions about federal or state income tax laws.

The Emerging Markets Fund and International Securities Fund paid foreign taxes of $815,848 and $1,778,910, and recognized $5,197,469 and $17,124,556 of foreign source income, respectively, during the taxable year ended October 31, 2002. Pursuant to Section 853 of the Internal Revenue Code, the Emerging Markets Fund and International Fund designates $0.0220 and $0.0874 per share of foreign taxes paid and $0.1403 and $0.8413 of gross income earned from foreign sources, respectively, in the taxable year ended October 31, 2002.

                                                             Tax Information 205

Frank Russell Investment Company
Russell Funds

Disclosure of Information about Fund Directors--October 31, 2002 (Unaudited)


The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 31 funds, and Russell Insurance Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           No. of
                                                                                                         Portfolios
                                                                                                         in Russell
                             Position(s) Held                                                               Fund
         Name,                with Fund and                               Principal Occupation(s)         Complex         Other
          Age,                  Length of             Term of                   During  the               Overseen    Directorships
        Address                Time Served            Office                   Past 5 Years              by Trustee  Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
------------------------------------------------------------------------------------------------------------------------------------
*George F. Russell, Jr.,   Trustee Emeritus and  Appointed until    . Currently, Chairman Emeritus, FRC      36      None
 Born July 3, 1932         Chairman              successor is       . Currently, Chairman Emeritus, FRIC
                                                 duly elected and     and RIF
 909 A Street              Emeritus since 1999   qualified          . From 1984 to December 1998,
 Tacoma, Washington                                                   Chairman of the Board of FRIC
 98402-1616                                                           and RIF
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
*Lynn L. Anderson,         Trustee since 1987    Appointed until    . Vice Chairman, FRC;                    36      . Trustee, The
 Born April 22, 1939                             successor is       . Chairman of the Board,                           SSgA Funds
                                                 duly elected and     Trustee, FRIC and RIF;                           (investment
 909 A Street                                    qualified          . CEO and Chairman of the Board,                   company);
 Tacoma, Washington                                                   Russell Fund Distributors, Inc.
 98402-1616                Chairman of the       Until successor      and FRIMCo;
                           Board since 1999      is chosen and      . Trustee, President and Chairman
                                                 qualified by         of the Board, SSgA Funds
                                                 trustees             (investment company) Trustee
                                                                      and Chairman of the Board,
                                                                      Frank Russell Trust Company
                                                                    . Until October 2002, President and
                                                                      CEO, FRIC and RIF
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
*Michael J.A. Phillips,    Trustee since         Appointed until    . Chairman of the Board, President       36      None
 Born January 20, 1948     January 2, 2002       successor is         and CEO, FRC
                                                 duly elected and   . Trustee, FRIC and RIF
 909 A Street                                    qualified
 Tacoma, Washington
 98402-1616
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------
------------------------------------------------------------------------------------------------------------------------------------
Paul E. Anderson,          Trustee since 1984    Appointed until    . 1996 to present, President,            36      None
Born October 15, 1931                            successor is duly    Anderson Management Group LLC
                                                 elected and          (private investments consulting)
909 A Street                                     qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.,         Trustee since 1985    Appointed until    . Retired since 1997                     36      None
Born December 1, 1919                            successor is duly  . Until 1997,  President, Paul Anton
                                                 elected and          and Associates (Marketing
909 A Street                                     qualified            Consultant on emerging
Tacoma, Washington                                                    international markets for small
98402-1616                                                            corporations)
------------------------------------------------------------------------------------------------------------------------------------

 * Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

206 Disclosure of Information about Fund Directors

Frank Russell Investment Company
Russell Funds

Disclosure of Information about Fund Directors, continued--October 31, 2002 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           No. of
                                                                                                         Portfolios
                                                                                                         in Russell
                             Position(s) Held                                                               Fund
         Name,                with Fund and                               Principal Occupation(s)         Complex         Other
          Age,                  Length of             Term of                   During  the               Overseen    Directorships
        Address                Time Served            Office                   Past 5 Years              by Trustee  Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)
--------------------------------
------------------------------------------------------------------------------------------------------------------------------------
William E. Baxter,        Trustee since 1984     Appointed until    . Retired since 1986                     36      None
Born June 8, 1925                                successor is
                                                 duly elected and
909 A Street                                     qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Kristianne Blake,         Trustee since  2000    Appointed until    . President, Kristianne Gates Blake,     36      . Trustee,
Born January 22, 1954                            successor is         P.S. (accounting services)                       WM Group
                                                 duly elected and                                                      of Funds
909 A Street                                     qualified                                                             (investment
Tacoma, Washington                                                                                                     company);
98402-1616                                                                                                           . Director,
                                                                                                                       Avista Corp.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Lee C. Gingrich,          Trustee since 1984     Appointed until    . Retired since 1995                     36      None
Born October 6, 1930                             successor is
                                                 duly elected and
909 A Street                                     qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer,        Trustee since 1984     Appointed until    . Retired since 1981                     36      None
Born May 5, 1926                                 successor is duly
                                                 elected and
909 A Street                                     qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.  Trustee since 2000     Appointed until    . Currently, President, Simpson          36      None
Born December 21, 1955                           successor is         Investment Company and several
                                                 duly elected and     additional subsidiary companies,
909 A Street                                     qualified            including Simpson Timber Company,
Tacoma, Washington                                                    Simpson Paper Company and
98402-1616                                                            Simpson Tacoma Kraft Company
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Julie W. Weston           Trustee since  2002    Appointed until    . Retired since 2000                     36      None
Born October 2, 1943                             successor is         1997 to 2000, Arbitrator,
                                                 duly elected and     The American Arbitration
909 A Street                                     qualified            Association Commercial Panel
Tacoma, Washington                                                    1995 to 1999, Hearing Officer,
98402-1616                                                            University of Washington
                                                                      1987 to 1997, Consulting  Attorney
------------------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors 207

Frank Russell Investment Company
Russell Funds

Disclosure of Information about Fund Directors, continued--October 31, 2002 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                         Position(s) Held
         Name,            with Fund and            Term                              Principal Occupation(s)
         Age,               Length of               of                                     During the
        Address            Time Served            Office                                  Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Swanson,        Treasurer and Chief  Until successor  . Treasurer and Chief Accounting Officer, FRIC and RIF 1996 to
Born November 26, 1963  Accounting Officer   is chosen and      present,
                        since 1998           qualified by     . Director, Funds Administration, FRIMCo and Frank Russell Trust
                                             Trustees           Company
909 A Street                                                  . Treasurer, SSgA Funds (investment company);
Tacoma, Washington                                            . Manager, Funds Accounting and Taxes, Russell Fund Distributors,
98402-1616                                                      Inc.
                                                              . April 1996 to August 1998, Assistant Treasurer, FRIC and RIF;
                                                                November 1995 to July 1998, Assistant Secretary, SSgA Funds;
                                                                February 1997 to July 1998, Manager, Funds Accounting and Taxes,
                                                                FRIMCo
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Randall P. Lert,        Director of          Until removed    . Director of Investments, FRIC and RIF
Born October 3, 1953    Investments          by Trustees      . Chief Investment Officer, Frank Russell Trust Company
                        since 1991                            . Director, FRIMCo and Russell Fund Distributors, Inc.
909 A Street
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Karl J. Ege,            Secretary and       Until removed by  . Secretary and General Counsel, FRIC, RIF, FRIMCo
Born October 8, 1941    General Counsel     Trustees          . Frank Russell Trust Company and Russell Fund Distributors, Inc.
                        since 1994                            . Director, Secretary and General Counsel, Frank Russell Capital Inc.
                                                              . Director and Secretary, Russell 20-20 Association
909 A Street
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mark D. Amberson        Director of         Until removed by  . Director of Short-Term Investment Funds, FRIC, RIF, FRIMCo and
Born July 20, 1960      Short-Term          Trustees            Frank Russell Trust Company
                        Investment Funds                      . From 1991 to 2001, Portfolio Manager, FRIC, RIF, FRIMCo and
                        since 2001                              Frank Russell Trust Company
909 A Street
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------


208 Disclosure of Information about Fund Directors

Frank Russell Investment Company
Russell Funds

Matter Submitted to a Vote of Shareholders--October 31, 2002 (Unaudited)

There was a Special Meeting in Lieu of Annual Meeting of Shareholders of the Frank Russell Investment Company ("the Investment Company") held at 909 A Street, Tacoma, Washington held on December 13, 2001.

THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING

The result of each vote accompany the description of each matter

  1. Election of Trustees.
  Vote:

                                         For                          Withheld
                                 -----------------                --------------
  Kristianne Blake               2,411,474,404.404                 8,451,167.148
  Raymond P. Tennison, Jr.       2,411,476,320.327                 8,449,251.225

  2. To amends the Equity Income and Equity III Funds' fundamental ivestment objectives such that such Funds will seek to provide capital appreciation.
  Vote:

                                         For          Against        Abstain
                                 ----------------- -------------- --------------
  Equity Income                      1,110,057.494     52,288.333     56,325.990

  3.a To amend the fundamental investment restriction regarding borrowing.
  Vote:
                                         For          Against        Abstain
                                 ----------------- -------------- --------------
  Diversified Bond                  18,073,336.494    615,640.136    201,518.808
  Diversified Equity                15,267,167.694    868,483.243    190,585.556
  Emerging Markets                  19,274,715.606  1,076,685.015    179,927.463
  Equity Income                      1,076,413.899    120,100.013     22,157.905
  International Securities           9,182,393.142    540,875.760    119,460.349
  Multistrategy Bond                33,330,881.720  1,537,698.936    343,838.382
  Quantitative Equity               18,317,000.884    854,120.316    228,326.460
  Real Estate Securities             9,084,954.211    375,900.508     91,367.003
  Select Growth                      6,729,950.110     14,120.510          0.000
  Select Value                       6,242,607.336     17,766.080          0.000
  Short Term Bond                   10,498,374.489    602,141.470     57,133.315
  Special Growth                     6,759,856.347    285,981.515     93,667.136
  Tax Exempt Bond                    2,163,475.124     62,074.446    111,612.387
  Tax-Managed Large Cap             11,475,542.921    200,069.903    168,911.828
  Tax-Managed Mid & Small Cap        4,649,532.061     85,273.910     58,921.374

  3.b To amend the fundamental investment restriction regarding underwriting.
  Vote:

                                         For           Against        Abstain
                                 ----------------- --------------- -------------
  Diversified Bond                  18,109,414.365     589,550.436   191,530.637
  Diversified Equity                15,890,277.609     269,757.824   166,201.060
  Emerging Markets                  20,163,686.036     215,284.982   152,357.066
  Equity Income                      1,157,480.666      39,485.357    21,705.794
  International Securities           9,522,123.755     216,503.479   104,102.017
  Multistrategy Bond                34,469,834.170     449,939.466   292,645.402
  Quantitative Equity               18,877,607.257     315,854.180   205,986.223
  Real Estate Securities             9,353,269.642     116,898.507    82,053.573

                                  Matter Submitted to a Vote of Shareholders 209

Frank Russell Investment Company
Russell Funds

Matter Submitted to a Vote of Shareholders, continued--October 31, 2002 (Unaudited)

3.b Continued... To amend the fundamental investment restriction regarding underwriting.
Vote:

                                         For          Against         Abstain
                                  ---------------  --------------  -------------
Select Growth                       6,737,700.620       6,370.000          0.000
Select Value                        6,260,373.416           0.000          0.000
Short Term Bond                    10,977,500.279     144,515.770     35,633.225
Special Growth                      6,952,122.215     100,577.236     86,805.547
Tax Exempt Bond                     2,141,216.600      84,236.970    111,708.387
Tax-Managed Large Cap              11,549,111.367     129,710.187    165,703.098
Tax-Managed Mid & Small Cap         4,699,169.551      35,755.260     58,802.534

3.c To amend the fundamental investment restriction regarding lending.
Vote:
                                         For          Against         Abstain
                                  ---------------  --------------  -------------
Diversified Bond                   18,357,988.617     319,157.280    213,349.541
Diversified Equity                 15,837,934.149     265,950.161    222,352.183
Emerging Markets                   20,082,371.743     241,270.003    207,686.338
Equity Income                       1,166,632.794      29,258.224     22,780.799
International Securities            9,555,695.369     145,492.783    141,541.098
Multistrategy Bond                 34,390,090.763     408,597.933    413,730.342
Quantitative Equity                18,782,655.663     350,582.319    266,209.678
Real Estate Securities              9,326,828.312     124,008.750    101,384.660
Select Growth                       6,732,047.620      12,023.000          0.000
Select Value                        6,255,463.416       4,910.000          0.000
Short Term Bond                    10,888,982.479     195,651.350     73,015.445
Special Growth                      6,923,623.903     110,118.969    105,762.126
Tax Exempt Bond                     2,194,804.900      30,213.670    112,143.387
Tax-Managed Large Cap              11,563,469.147     104,942.697    176,112.808
Tax-Managed Mid & Small Cap         4,691,936.751      37,973.940     63,816.654

3.d To amend the fundamental investment restriction regarding investing in commodities.
Vote:
                                          For          Against        Abstain
                                    --------------   -------------  ------------
Diversified Bond                    18,017,562.901     677,783.147   195,149.390
Diversified Equity                  15,416,322.620     698,642.461   211,271.412
Emerging Markets                    19,555,687.896     779,930.781   195,709.407
Equity Income                        1,042,871.729     154,045.055    21,755.033
International Securities             9,306,019.697     400,633.144   136,076.410
Multistrategy Bond                  33,821,037.451   1,001,446.805   389,934.782
Quantitative Equity                 18,517,965.560     625,549.102   255,932.998
Real Estate Securities               9,160,892.676     294,647.884    96,681.162
Select Growth                        6,729,950.110      14,120.510         0.000
Select Value                         6,247,871.246      12,502.170         0.000
Short Term Bond                     10,797,677.434     290,562.950    69,408.890
Special Growth                       6,820,189.374     214,564.921   104,750.703
Tax Exempt Bond                      2,182,397.600      42,737.970   112,026.387
Tax-Managed Large Cap               11,524,238.221     145,296.413   174,990.018
Tax-Managed Mid & Small Cap          4,664,943.781      66,500.100    62,283.464

210 Matter Submitted to a Vote of Shareholders

Frank Russell Investment Company
Russell Funds

Matter Submitted to a Vote of Shareholders, continued--October 31, 2002 (Unaudited)

3.e To amend the fundamental investment restriction regarding issuing senior securities.
Vote:
-----
                                         For            Against         Abstain
                                  ---------------  --------------  -------------
Diversified Bond                   18,415,650.161     269,687.838    205,157.439
Diversified Equity                 15,609,203.826     430,828.619    286,204.048
Emerging Markets                   19,915,112.731     416,028.590    200,186.763
Equity Income                       1,143,490.441      53,185.010     21,996.366
International Securities            9,522,932.734     179,816.385    139,980.131
Multistrategy Bond                 34,211,379.688     595,254.588    405,784.762
Quantitative Equity                18,744,206.969     389,410.304    265,830.387
Real Estate Securities              9,231,616.705     221,620.741     98,984.277
Select Growth                       6,729,950.110      14,120.510          0.000
Select Value                        6,247,871.246      12,502.170          0.000
Short Term Bond                    10,860,736.374     228,051.140     68,861.760
Special Growth                      6,886,701.253     145,857.958    106,945.787
Tax Exempt Bond                     2,210,676.890      15,246.680    111,238.387
Tax-Managed Large Cap              11,561,448.191     107,342.363    175,734.098
Tax-Managed Mid & Small Cap         4,690,690.196      40,185.325     62,851.824

3.f To amend the fundamental investment restriction regarding industry concentration.
Vote:
-----
                                          For            Against        Abstain
                                   ---------------   ------------- -------------
Diversified Bond                    18,148,802.148     548,713.630   192,979.660
Diversified Equity                  15,565,403.082     498,362.566   262,470.845
Emerging Markets                    19,841,306.601     502,969.616   187,051.867
Equity Income                        1,113,294.835      82,504.949    22,872.033
International Securities             9,392,617.301     318,890.780   131,221.170
Multistrategy Bond                  34,116,768.492     712,370.324   383,280.222
Quantitative Equity                 18,716,163.437     439,695.215   243,589.008
Real Estate Securities               9,301,660.990     155,042.341    95,518.392
Select Growth                        6,732,047.620      12,023.000         0.000
Select Value                         6,249,572.416      10,801.000         0.000
Short Term Bond                     10,763,939.899     326,487.455    67,221.920
Special Growth                       6,898,401.189     140,346.886   100,756.923
Tax Exempt Bond                      2,216,270.900      10,012.670   110,878.387
Tax-Managed Large Cap               11,556,260.891     114,743.013   173,520.748
Tax-Managed Mid & Small Cap          4,678,729.341      49,804.130    65,193.874

5.a To eliminate the fundamental investment restriction regarding making investments in companies for the purpose of exercising control or management.
Vote:
-----
                                         For            Against        Abstain
                                  ---------------  --------------  -------------
Diversified Bond                   17,692,105.345   1,010,604.649    187,785.444
Diversified Equity                 15,365,867.127     749,188.613    211,180.752
Emerging Markets                   19,661,052.801     679,139.393    191,135.890
Equity Income                       1,056,722.999     141,044.428     20,904.390
International Securities            9,196,661.079     513,910.101    132,158.071
Multistrategy Bond                 33,306,831.760   1,525,329.046    380,258.232
Quantitative Equity                18,344,201.398     797,644.204    257,602.058
Real Estate Securities              9,181,990.361     275,099.334     95,132.028

                                  Matter Submitted to a Vote of Shareholders 211

Frank Russell Investment Company
Russell Funds

Matter Submitted to a Vote of Shareholders, continued--October 31, 2002 (Unaudited)

5.a Continued... To eliminate the fundamental investment restriction regarding making investments in companies for the purpose of exercising control or management.
Vote:
-----
                                         For         Against         Abstain
                                  ---------------  --------------  -------------
Select Growth                       6,737,700.620       6,370.000          0.000
Select Value                        6,251,462.416       8,911.000          0.000
Short Term Bond                    10,685,565.269     422,245.155     49,838.850
Special Growth                      6,758,502.236     277,446.191    103,556.571
Tax Exempt Bond                     2,141,743.457      85,042.113    110,376.387
Tax-Managed Large Cap              11,427,435.781     246,361.203    170,727.668
Tax-Managed Mid & Small Cap         4,653,369.751      78,222.080     62,135.514

5.b To eliminate the fundamental investment restriction regarding purchasing securities on margin and making short sales.
Vote:
-----
                                         For          Against         Abstain
                                  ---------------  --------------  -------------
Diversified Bond                   17,753,674.730     952,382.942    184,437.766
Diversified Equity                 15,411,929.762     712,051.329    202,255.402
Emerging Markets                   19,625,972.299     715,312.098    190,043.687
Equity Income                       1,060,668.979     137,099.448     20,903.390
International Securities            9,173,677.114     539,054.867    129,997.270
Multistrategy Bond                 33,613,949.009   1,218,497.377    379,972.652
Quantitative Equity                18,430,516.685     725,118.917    243,812.058
Real Estate Securities              9,208,892.437     249,689.024     93,640.262
Select Growth                       6,732,047.620      12,023.000          0.000
Select Value                        6,249,572.416      10,801.000          0.000
Short Term Bond                    10,691,991.124     415,818.290     49,839.860
Special Growth                      6,811,300.852     229,022.393     99,181.753
Tax Exempt Bond                     2,137,039.447      90,906.123    109,216.387
Tax-Managed Large Cap              11,472,550.591     200,908.393    171,065.668
Tax-Managed Mid & Small Cap         4,658,654.701      73,843.130     61,229.514

5.c To eliminate the fundamental investment restriction regarding purchasing securities of other investment companies.
Vote:
-----
                                        For            Against       Abstain
                                  ---------------  --------------  -------------
Diversified Bond                   18,372,529.869     330,032.814    187,932.755
Diversified Equity                 15,683,245.684     381,878.638    261,112.171
Emerging Markets                   20,107,946.674     244,934.157    178,447.253
Equity Income                       1,160,529.244      36,318.850     21,823.723
International Securities            9,548,944.558     164,938.292    128,846.401
Multistrategy Bond                 34,338,134.060     496,292.286    377,992.692
Quantitative Equity                18,776,659.777     381,353.356    241,434.527
Real Estate Securities              8,513,415.705     943,877.111     94,928.907
Select Growth                       6,735,257.620       6,370.000      2,443.000
Select Value                        6,254,482.416       5,891.000          0.000
Short Term Bond                    10,922,619.589     185,156.735     49,872.950
Special Growth                      6,916,926.612     123,148.059     99,430.327
Tax Exempt Bond                     2,211,392.747      14,890.823    110,878.387
Tax-Managed Large Cap              11,551,707.541     118,271.253    174,545.858
Tax-Managed Mid & Small Cap         4,693,826.071      38,910.540     60,990.734

212 Matter Submitted to a Vote of Shareholders

Frank Russell Investment Company
Russell Funds

Matter Submitted to a Vote of Shareholders, continued--October 31, 2002 (Unaudited)

5.d To eliminate the fundamental investment restriction regarding investments in options.
Vote:
-----
                                         For            Against        Abstain
                                    --------------   -------------  ------------
Diversified Bond                    18,108,986.263     593,119.699   188,389.476
Diversified Equity                  15,479,392.257     570,591.238   276,252.997
Emerging Markets                    19,782,885.076     550,164.415   198,278.593
Equity Income                        1,074,522.591     123,048.503    21,100.723
International Securities             9,373,344.220     335,714.653   133,670.378
Multistrategy Bond                  34,055,745.558     777,848.028   378,825.452
Quantitative Equity                 18,657,098.403     485,021.279   257,327.978
Real Estate Securities               9,283,908.449     172,610.101    95,703.172
Select Growth                        6,737,700.620       6,370.000         0.000
Select Value                         6,260,373.416           0.000         0.000
Short Term Bond                     10,848,374.649     248,098.935    61,175.690
Special Growth                       6,883,990.617     154,474.707   101,039.674
Tax Exempt Bond                      2,190,403.747      37,242.823   109,515.387
Tax-Managed Large Cap               11,523,169.447     146,773.187   174,582.018
Tax-Managed Mid & Small Cap          4,682,661.901      49,437.980    61,627.464

5.e To eliminate the fundamental investment restriction regarding participating in joint trading accounts.
Vote:
-----
                                          For         Against         Abstain
                                    --------------   ------------- -------------
Diversified Bond                    18,377,272.700     327,238.543   185,984.195
Diversified Equity                  15,595,797.919     450,025.268   280,413.306
Emerging Markets                    19,893,528.091     447,453.846   190,346.147
Equity Income                        1,138,143.886      59,691.541    20,836.390
International Securities             9,515,898.513     195,583.855   131,246.883
Multistrategy Bond                  34,218,925.227     624,460.719   369,033.092
Quantitative Equity                 18,742,440.364     413,208.759   243,798.537
Real Estate Securities               9,227,576.284     228,250.972    96,394.467
Select Growth                        6,735,603.110       8,467.510         0.000
Select Value                         6,258,672.246       1,701.170         0.000
Short Term Bond                     10,880,845.484     226,181.910    50,621.880
Special Growth                       6,889,456.002     149,359.060   100,689.936
Tax Exempt Bond                      2,192,064.747      34,272.823   110,824.387
Tax-Managed Large Cap               11,548,236.421     122,778.833   173,509.398
Tax-Managed Mid & Small Cap          4,688,935.501      39,384.930    65,406.914

5.f To eliminate the fundamental investment restriction regarding purchases or sales of portfolio securities involving affiliates.
Vote:
-----
                                         For             Against      Abstain
                                    --------------   -------------  ------------
Diversified Bond                    18,419,468.240     277,593.322   193,433.876
Diversified Equity                  15,697,341.821     356,532.698   272,361.974
Emerging Markets                    20,096,453.806     240,420.796   194,453.482
Equity Income                        1,172,296.729      24,444.365    21,930.723
International Securities             9,562,143.382     148,347.877   132,237.991
Multistrategy Bond                  34,358,576.985     475,020.571   378,821.482
Quantitative Equity                 18,799,884.062     350,231.309   249,332.289
Real Estate Securities               9,333,471.062     122,828.815    95,921.845

                                  Matter Submitted to a Vote of Shareholders 213

Frank Russell Investment Company
Russell Funds

Matter Submitted to a Vote of Shareholders, continued--October 31, 2002 (Unaudited)

5.f Continued... To eliminate the fundamental investment restriction regarding purchases or sales of portfolio securities involving affiliates.

Vote:

                                          For           Against        Abstain
                                   --------------     -----------    -----------
Select Growth                       6,729,604.620      12,023.000      2,443.000
Select Value                        6,252,444.416       7,929.000          0.000
Short Term Bond                    10,857,892.229     246,652.790     53,104.255
Special Growth                      6,929,715.403     109,040.840    100,748.755
Tax Exempt Bond                     2,191,916.747      34,420.823    110,824.387
Tax-Managed Large Cap              11,538,068.647     132,279.247    174,176.758
Tax-Managed Mid & Small Cap         4,693,097.271      39,082.210     61,547.864

5.g To eliminate the fundamental investment restriction regarding diversification of investments and regarding acquiring more than certain percentages of the securities of any one issuer.

Vote:

                                         For             Against       Abstain
                                   --------------     ------------ -------------
Diversified Bond                    17,626,818.160     738,590.705   525,086.573
Diversified Equity                  15,158,568.530     760,345.731   407,322.232
Emerging Markets                    19,438,695.573     759,107.064   333,525.447
Equity Income                        1,031,321.942     132,127.885    55,221.990
International Securities             9,146,256.334     428,307.307   268,165.610
Multistrategy Bond                  33,083,382.185   1,047,593.661 1,081,443.192
Quantitative Equity                 18,251,773.541     656,424.711   491,249.408
Real Estate Securities               9,063,373.932     300,579.419   188,268.372
Select Growth                        6,729,950.110      14,120.510         0.000
Select Value                         6,244,851.246      15,522.170         0.000
Short Term Bond                     10,794,531.294     276,670.520    86,447.460
Special Growth                       6,710,586.673     231,260.152   197,658.173
Tax Exempt Bond                      2,138,726.590      57,877.680   140,557.687
Tax-Managed Large Cap               11,392,425.221     183,372.653   268,726.778
Tax-Managed Mid & Small Cap          4,645,407.771      55,569.580    92,749.994

5.h To eliminate the Fixed Income I, Diversified Bond and Short Term Bond Funds' fundamental investment restriction regarding investments in convertible bonds.

Vote:

                                         For            Against        Abstain
                                   --------------     -----------    -----------
Diversified Bond                   18,025,739.821     679,545.173    185,210.444
Short Term Bond                    10,906,581.994     219,561.520     31,505.760

214 Matter Submitted to a Vote of Shareholders

Russell Funds
Frank Russell Investment Company
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

Trustees
  Lynn L. Anderson, Chairman
  Paul E. Anderson
  Paul Anton, PhD
  William E. Baxter
  Kristianne Blake
  Lee C. Gingrich
  Eleanor W. Palmer
  Michael J.A. Phillips
  Raymond P. Tennison, Jr.
  Julie W. Weston

Trustees Emeritus
  George F. Russell, Jr.

Officers
  Lynn L. Anderson, Chairman of the Board
  Leonard P. Brennan, President and Chief Executive Officer
  Karl Ege, Secretary and General Counsel
  Mark E. Swanson, Treasurer and Chief Accounting Officer
  Mark Amberson, Director of Short Term Investment Funds
  Randall P. Lert, Director of Investments
  Sharon L. Hammel, Director of Portfolio Implementation
  Gregory J. Lyons, Assistant Secretary and Associate General Counsel Deedra S. Walkey, Assistant Secretary
  Mary Beth Rhoden, Assistant Secretary
  Greg S. Korte, Assistant Treasurer
  David J. Craig, Assistant Treasurer
  Stephen J. Meyer, Assistant Treasurer
  Amy L. Osler, Assistant Secretary

Manager, Transfer and Dividend Paying Agent
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, WA 98402

Consultant
  Frank Russell Company
  909 A Street
  Tacoma, WA 98402

Custodian
  State Street Bank and Trust Company
  Allan Forbes Building 150
  Newport Avenue AFB35
  North Quincy, MA 02171

Office of Shareholder Inquiries
  909 A Street
  Tacoma, WA 98402
  (800) RUSSEL4
  (800) 787-7354

Legal Counsel
  Stradley, Ronon, Stevens & Young, LLP
  2600 One Commerce Square
  Philadelphia, PA 19103-7098

Distributor
  Russell Fund Distributors, Inc.
  909 A Street
  Tacoma, WA
  98402

Independent Accountants
  PricewaterhouseCoopers LLP
  1420 5th Avenue
  Suite 1900
  Seattle, WA 98101

Money Managers

Diversified Equity Fund
  Alliance Capital Management L.P., through its Bernstein
    Investment Research and Management Unit, New York, NY
  Barclays Global Fund Advisors, San Francisco, CA
  Jacobs Levy Equity Management, Inc., Florham Park, NJ
  Marsico Capital Management, LLC, Denver, CO
  MFS Institutional Advisers, Inc., Boston, MA
  Montag & Caldwell, Inc., Atlanta, GA
  Peachtree Asset Management, Atlanta, GA
  Strong Capital Management, Inc., Menomonee Falls, WI
  Suffolk Capital Management, LLC, New York, NY
  Turner Investment Partners, Inc., Berwyn, PA
  Westpeak Global Advisors, L.P., Boulder, CO

Special Growth Fund
  CapitalWorks Investment Partners, LLC, San Diego, CA
  David J. Greene and Company, LLC, New York, NY
  Delphi Management, Inc., Boston, MA
  Goldman Sachs Asset Management, a unit of the Investment
    Management Division of Goldman Sachs & Co.,
    New York, NY
  Jacobs Levy Equity Management, Inc., Florham Park, NJ
  Sirach Capital Management, Inc., Seattle, WA
  Suffolk Capital Management, LLC, New York, NY
  TimesSquare Capital Management, Inc., New York, NY

Equity Income Fund
  Barclays Global Fund Advisors, San Francisco, CA
  Brandywine Asset Management, LLC, Wilmington, DE
  DePrince, Race & Zollo, Inc., Orlando, FL
  Iridian Asset Management LLC, Westport, CT

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers 215

Russell Funds
Frank Russell Investment Company
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

Quantitative Equity Fund
  Barclays Global Fund Advisors, San Francisco, CA
  Franklin Portfolio Associates LLC, Boston, MA
  Jacobs Levy Equity Management, Inc., Florham Park, NJ
  J.P. Morgan Investment Management Inc., New York, NY

International Securities Fund
  Alliance Capital Management L.P., through its Bernstein
    Investment Research and Management Unit, New York, NY
  AQR Capital Management, LLC, New York, NY
  Capital International, Inc., Los Angeles, CA
  Delaware International Advisers Ltd., London, England
  Driehaus Capital Management, Inc., Chicago, IL
  Fidelity Management & Research Company, Boston, MA
  Marvin & Palmer Associates, Inc., Wilmington, DE
  Mastholm Asset Management, LLC, Bellevue, WA
  Oechsle International Advisors, LLC, Boston, MA
  The Boston Company Asset Management LLC, Boston, MA

Emerging Markets Fund
  Alliance Capital Management L.P., through its Bernstein
    Investment Research and Management Unit, New York, NY
  Foreign & Colonial Emerging Markets Limited,
    London, England
  Genesis Asset Managers Limited, London, England
  Schroder Investment Management North America Ltd.,
    New York, NY
  T. Rowe Price International, Inc., Baltimore, MD

Real Estate Securities Fund
  AEW Management and Advisors, L.P., Boston, MA
  RREEF America L.L.C., Chicago, IL
  Security Capital Research & Management Incorporated, Chicago, IL

Short Term Bond Fund
  BlackRock Financial Management, Inc., New York, NY
  Merganser Capital Management LP, Cambridge, MA
  Pacific Investment Management Company LLC, Newport Beach, CA
  STW Fixed Income Management, Santa Barbara, CA

Diversified Bond Fund
  Lincoln Capital Management Company, Chicago, IL
  Pacific Investment Management Company LLC, Newport Beach, CA
  TimesSquare Capital Management, Inc., New York, NY

Multistrategy Bond Fund
  Delaware Management Company, a series of
    Delaware Management Business Trust, Philadelphia, PA
  Morgan Stanley Investments, LP, West Conshohocken, PA
  Pacific Investment Management Company LLC,
    Newport Beach, CA
  TimesSquare Capital Management, Inc., New York, NY

Tax Exempt Bond Fund
  MFS Institutional Advisors, Inc., Boston, MA
  Standish Mellon Asset Management Company LLC, Boston, MA

Tax-Managed Large Cap Fund
  J.P. Morgan Investment Management Inc., New York, NY

Tax-Managed Mid & Small Cap Fund
  Geewax, Terker & Company, Chadds Ford, PA

Select Growth Fund
  CapitalWorks Investment Partners, LLC, San Diego, CA
  Fuller & Thaler Asset Management, Inc., San Mateo, CA
  Strong Capital Management, Inc., Menomonee Falls, WI
  TCW Investment Management Co., Los Angeles, CA
  Turner Investment Partners, Inc., Berwyn, PA

Select Value Fund
  Iridian Asset Management LLC, Westport, CT
  MFS Institutional Advisors, Inc., Boston, MA
  Systematic Financial Management, L.P., Teaneck, NJ

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

216 Manager, Money Managers and Service Providers

[LOGO] Russell

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com

                                                                36-08-019-(1002)